UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21265

PowerShares Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road, Wheaton IL		60187
(Address of principal executive offices)		(Zip code)

Andrew Schlossberg 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-983-0903

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.           Schedule of Investments.

The schedules of investments for the three-month period ended July 31, 2010 is set forth below.

Schedule of Investments

PowerShares Dynamic MagniQuant Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 27.5%
8,233	99 Cents Only Stores*	$136,832
2,648	Autoliv, Inc.	152,101
2,804	Bed Bath & Beyond, Inc.*	106,216
3,561	Big Lots, Inc.*	122,178
2,534	Blyth, Inc.	100,220
7,542	Brown Shoe Co., Inc.	110,264
3,111	CEC Entertainment, Inc.*	108,045
4,933	Cheesecake Factory, Inc. (The)*	115,630
2,669	Children’s Place Retail Stores, Inc. (The)*	111,698
3,060	Coach, Inc.	113,128
2,525	Cracker Barrel Old Country Store, Inc.	123,674
2,932	Darden Restaurants, Inc.	122,821
2,188	DeVry, Inc.	117,714
4,593	Dress Barn, Inc. (The)*	113,447
3,088	Family Dollar Stores, Inc.	127,689
7,555	Finish Line, Inc. (The), Class A	108,112
3,355	Fossil, Inc.*	132,858
8,095	Gannett Co., Inc.	106,692
4,042	Genesco, Inc.*	110,306
4,388	G-III Apparel Group Ltd.*	113,210
3,311	Guess?, Inc.	118,203
4,611	Hanesbrands, Inc.*	115,506
3,133	Hasbro, Inc.	132,056
5,179	Hillenbrand, Inc.	114,404
2,754	Jo-Ann Stores, Inc.*	115,365
4,409	Johnson Controls, Inc.	127,023
6,405	Jones Apparel Group, Inc.	111,703
5,846	Kirkland’s, Inc.*	98,564
10,598	La-Z-Boy, Inc.*	90,719
5,060	Limited Brands, Inc.	129,738
5,279	Lincoln Educational Services Corp.*	111,334
1,881	McDonald’s Corp.	131,162
13,556	New York Times Co. (The), Class A*	118,479
9,530	News Corp., Class A	124,367
1,738	NIKE, Inc., Class B	127,986
5,229	Perry Ellis International, Inc.*	117,077
3,961	PetSmart, Inc.	122,989
15,824	Pier 1 Imports, Inc.*	110,610
2,143	Polaris Industries, Inc.	127,937
2,716	Pre-Paid Legal Services, Inc.*	133,247
5,194	Rent-A-Center, Inc.*	114,216
12,492	Retail Ventures, Inc.*	121,047
11,691	Ruby Tuesday, Inc.*	119,482
3,339	Skechers U.S.A., Inc., Class A*	123,844
4,859	Starbucks Corp.	120,746
2,307	Target Corp.	118,395
3,789	Tempur-Pedic International, Inc.*	116,209
8,616	Texas Roadhouse, Inc.*	116,144
2,299	Time Warner Cable, Inc.	131,434
4,182	TRW Automotive Holdings Corp.*	146,746
2,961	Tupperware Brands Corp.	116,634
4,918	Ulta, Salon Cosmetics & Fragrance, Inc.*	124,229
3,445	Valassis Communications, Inc.*	119,094
1,626	VF Corp.	128,991
3,743	Viacom, Inc., Class B*	123,669
1,205	Whirlpool Corp.	100,377
4,383	Wolverine World Wide, Inc.	125,310
		6,797,871
	Consumer Staples - 11.0%
6,200	Altria Group, Inc.	137,392
2,268	Brown-Forman Corp., Class B	143,360
3,886	Cal-Maine Foods, Inc.	122,759
5,203	ConAgra Foods, Inc.	122,166
3,772	Corn Products International, Inc.	125,758
8,628	Del Monte Foods Co.	119,757
3,323	Dr Pepper Snapple Group, Inc.	124,779
2,159	Estee Lauder Cos., Inc. (The), Class A	134,398
3,532	General Mills, Inc.	120,794
2,847	H.J. Heinz Co.	126,635
2,688	Hershey Co. (The)	126,336
8,049	Inter Parfums, Inc.	140,455
2,278	J.M. Smucker Co. (The)	139,938
2,354	Kellogg Co.	117,818
4,374	Nu Skin Enterprises, Inc., Class A	124,571
2,059	Procter & Gamble Co. (The)	125,928
2,413	Reynolds American, Inc.	139,520
3,810	Ruddick Corp.	135,064
2,488	Wal-Mart Stores, Inc.	127,361
3,854	WD-40 Co.	140,131
3,112	Whole Foods Market, Inc.*	118,163
		2,713,083
	Energy - 2.2%
4,045	Alliance Holdings GP LP	154,519
1,712	Cimarex Energy Co.	117,905
9,905	Energy Partners Ltd.*	126,685
3,375	Williams Partners LP	156,398
		555,507
	Financials - 7.6%
2,840	Aflac, Inc.	139,700
4,509	American Financial Group, Inc.	132,880
9,552	AmTrust Financial Services, Inc.	122,552
3,625	Assurant, Inc.	135,176
3,405	Cash America International, Inc.	114,068
4,824	CNA Financial Corp.*	135,361
5,149	FBL Financial Group, Inc., Class A	116,831
5,982	First Cash Financial Services, Inc.*	143,448
629	First Citizens BancShares, Inc., Class A	118,887
8,185	Horace Mann Educators Corp.	137,672
14,476	Meadowbrook Insurance Group, Inc.	132,600
9,024	National Financial Partners Corp.*	96,828
6,422	Progressive Corp. (The)	126,128
2,940	StanCorp Financial Group, Inc.	110,809
2,441	Torchmark Corp.	129,544
		1,892,484
	Health Care - 10.9%
4,314	Aetna, Inc.	120,145
4,022	AmerisourceBergen Corp.	120,539
3,647	Cardinal Health, Inc.	117,689
3,759	CIGNA Corp.	115,627
1,983	DaVita, Inc.*	113,665
2,348	Emergency Medical Services Corp., Class A*	105,049

13,527	Health Management Associates, Inc., Class A*	$96,853
5,103	Health Net, Inc.*	120,176
2,416	Hospira, Inc.*	125,874
2,732	Humana, Inc.*	128,459
5,969	Impax Laboratories, Inc.*	97,832
4,030	Lincare Holdings, Inc.	95,753
3,092	Magellan Health Services, Inc.*	130,142
2,182	Medco Health Solutions, Inc.*	104,736
3,556	Sirona Dental Systems, Inc.*	109,454
3,369	St. Jude Medical, Inc.*	123,878
2,372	Stryker Corp.	110,464
2,243	Teleflex, Inc.	127,111
2,416	Thermo Fisher Scientific, Inc.*	108,382
4,327	UnitedHealth Group, Inc.	131,757
8,605	Universal American Financial Corp.*	144,048
1,838	Waters Corp.*	117,926
2,249	Zimmer Holdings, Inc.*	119,174
		2,684,733
	Industrials - 16.2%
1,586	3M Co.	135,666
2,698	A.O. Smith Corp.	147,527
3,098	AMETEK, Inc.	137,148
4,561	Applied Industrial Technologies, Inc.	127,708
11,790	Blount International, Inc.*	125,564
3,867	Crane Co.	137,433
3,170	Danaher Corp.	121,760
2,181	Deere & Co.	145,429
5,859	Deluxe Corp.	120,578
2,915	Donaldson Co., Inc.	138,375
2,802	Dover Corp.	134,412
1,798	Eaton Corp.	141,071
1,853	General Dynamics Corp.	113,496
7,694	General Electric Co.	124,027
3,970	Graco, Inc.	125,333
4,119	IDEX Corp.	132,508
2,467	Joy Global, Inc.	146,466
1,522	L-3 Communications Holdings, Inc.	111,167
4,036	M&F Worldwide Corp.*	113,734
2,431	MSC Industrial Direct Co., Class A	122,498
1,488	NACCO Industries, Inc., Class A	132,492
2,228	Norfolk Southern Corp.	125,370
3,541	Oshkosh Corp.*	121,740
2,047	Parker Hannifin Corp.	127,160
2,086	Regal-Beloit Corp.	126,891
2,354	Rockwell Automation, Inc.	127,469
3,200	Teledyne Technologies, Inc.*	131,296
2,795	UniFirst Corp.	122,868
1,761	Union Pacific Corp.	131,494
2,004	United Parcel Service, Inc., Class B	130,260
1,236	W.W. Grainger, Inc.	138,444
		4,017,384
	Information Technology - 15.0%
14,679	Advanced Micro Devices, Inc.*	109,946
2,967	Amphenol Corp., Class A	132,922
489	Apple, Inc.*	125,795
9,005	AVX Corp.	126,790
2,516	Computer Sciences Corp.	114,050
7,217	Corning, Inc.	130,772
6,131	CSG Systems International, Inc.*	115,631
1,906	Dolby Laboratories, Inc., Class A*	120,974
6,756	EMC Corp.*	133,701
23,296	Entegris, Inc.*	107,394
2,682	Harris Corp.	119,429
3,377	Hewitt Associates, Inc., Class A*	165,811
8,652	Insight Enterprises, Inc.*	126,060
5,873	Intel Corp.	120,984
1,004	International Business Machines Corp.	128,914
9,189	Jabil Circuit, Inc.	133,332
3,350	Lexmark International, Inc., Class A*	123,112
3,480	Littelfuse, Inc.*	123,923
36,358	LTX-Credence Corp.*	101,802
4,345	Manhattan Associates, Inc.*	116,707
2,100	MAXIMUS, Inc.	126,399
13,839	Micron Technology, Inc.*	100,748
4,876	Microsoft Corp.	125,850
6,943	QLogic Corp.*	110,533
2,698	SanDisk Corp.*	117,903
3,762	Syntel, Inc.	155,220
5,151	Texas Instruments, Inc.	127,178
6,234	VeriFone Systems, Inc.*	136,400
15,452	Vishay Intertechnology, Inc.*	131,187
3,614	Western Digital Corp.*	95,373
		3,704,840
	Materials - 7.5%
2,922	Albemarle Corp.	127,458
3,156	AptarGroup, Inc.	135,929
2,346	Ashland, Inc.	119,294
2,944	Cytec Industries, Inc.	146,964
2,056	Domtar Corp.*	120,276
3,478	E.I. du Pont de Nemours & Co.	141,450
2,083	Eastman Chemical Co.	130,479
4,408	Innophos Holdings, Inc.	129,198
2,827	International Flavors & Fragrances, Inc.	128,289
1,420	Lubrizol Corp. (The)	132,756
1,963	PPG Industries, Inc.	136,370
4,850	Rockwood Holdings, Inc.*	141,669
2,361	Sigma-Aldrich Corp.	132,452
4,070	Sonoco Products Co.	133,089
		1,855,673
	Utilities - 2.1%
3,447	AGL Resources, Inc.	130,986
2,764	DTE Energy Co.	127,586
2,842	Energen Corp.	126,299
2,829	ONEOK, Inc.	131,633
		516,504
	Total Common Stocks and Other Equity Interests (Cost $24,939,253)	24,738,079

	Money Market Fund - 0.1%
20,941	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $20,941)	20,941

	Total Investments (Cost $24,960,194)(a)-100.1%	24,759,020
	Liabilities in excess of other assets-(0.1)%	(15,596)
	Net Assets-100.0%	$24,743,424

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $24,961,041. The net unrealized depreciation was $202,021 which consisted of aggregate gross unrealized appreciation of $942,736 and aggregate gross unrealized depreciation of $1,144,757.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Market Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 11.4%
13,382	Autoliv, Inc.	$768,662
17,994	Big Lots, Inc.*	617,374
38,112	Brown Shoe Co., Inc.	557,198
90,201	Coach, Inc.	3,334,731
12,758	Cracker Barrel Old Country Store, Inc.	624,887
86,439	Darden Restaurants, Inc.	3,620,930
15,603	Family Dollar Stores, Inc.	645,184
38,180	Finish Line, Inc. (The), Class A	546,356
40,907	Gannett Co., Inc.	539,154
20,428	Genesco, Inc.*	557,480
26,170	Hillenbrand, Inc.	578,095
149,163	Limited Brands, Inc.	3,824,539
51,232	NIKE, Inc., Class B	3,772,725
24,851	Ulta, Salon Cosmetics & Fragrance, Inc.*	627,736
		20,615,051
	Consumer Staples - 9.9%
27,709	Cal-Maine Foods, Inc.	875,327
37,093	ConAgra Foods, Inc.	870,944
61,517	Del Monte Foods Co.	853,856
176,285	General Mills, Inc.	6,028,947
142,110	H.J. Heinz Co.	6,321,053
57,384	Inter Parfums, Inc.	1,001,351
31,186	Nu Skin Enterprises, Inc., Class A	888,177
27,479	WD-40 Co.	999,136
		17,838,791
	Energy - 10.5%
86,974	Chevron Corp.	6,628,289
18,736	Cimarex Energy Co.	1,290,348
123,888	ConocoPhillips	6,841,095
108,406	Energy Partners Ltd.*	1,386,513
23,676	FMC Technologies, Inc.*	1,498,217
63,241	Southern Union Co.	1,427,350
		19,071,812
	Financials - 15.4%
73,574	Aflac, Inc.	3,619,105
25,033	American Financial Group, Inc.	737,722
53,033	AmTrust Financial Services, Inc.	680,413
20,129	Assurant, Inc.	750,610
18,902	Cash America International, Inc.	633,217
64,876	Chubb Corp. (The)	3,414,424
124,977	CNA Financial Corp.*	3,506,855
33,212	First Cash Financial Services, Inc.*	796,424
3,492	First Citizens BancShares, Inc., Class A	660,023
45,442	Horace Mann Educators Corp.	764,334
80,372	Meadowbrook Insurance Group, Inc.	736,208
50,103	National Financial Partners Corp.*	537,605
226,978	Och-Ziff Capital Management Group LLC, Class A	3,118,678
166,381	Progressive Corp. (The)	3,267,723
16,323	StanCorp Financial Group, Inc.	615,214
13,554	Torchmark Corp.	719,311
136,034	U.S. Bancorp	3,251,213
		27,809,079
	Health Care - 11.1%
112,827	AmerisourceBergen Corp.	3,381,425
105,445	CIGNA Corp.	3,243,488
10,267	Emergency Medical Services Corp., Class A*	459,346
59,141	Health Management Associates, Inc., Class A*	423,449
22,312	Health Net, Inc.*	525,448
31,664	Healthspring, Inc.*	595,283
76,640	Humana, Inc.*	3,603,613
26,097	Impax Laboratories, Inc.*	427,730
17,622	Lincare Holdings, Inc.	418,699
13,517	Magellan Health Services, Inc.*	568,930
24,659	Parexel International Corp.*	506,249
15,546	Sirona Dental Systems, Inc.*	478,506
9,807	Teleflex, Inc.	555,763
121,406	UnitedHealth Group, Inc.	3,696,813
47,772	Universal American Financial Corp.*	799,703
12,978	Universal Health Services, Inc., Class B	466,819
		20,151,264
	Industrials - 11.8%
59,613	3M Co.	5,099,296
16,298	A.O. Smith Corp.	891,175
27,549	Applied Industrial Technologies, Inc.	771,372
23,357	Crane Co.	830,108
35,392	Deluxe Corp.	728,367
24,880	IDEX Corp.	800,390
8,985	NACCO Industries, Inc., Class A	800,024
21,386	Oshkosh Corp.*	735,251
76,927	Parker Hannifin Corp.	4,778,705
12,603	Regal-Beloit Corp.	766,640
46,466	W.W. Grainger, Inc.	5,204,657
		21,405,985
	Information Technology - 18.4%
18,334	Apple, Inc.*	4,716,421
65,744	AVX Corp.	925,675
94,314	Computer Sciences Corp.	4,275,254
44,758	CSG Systems International, Inc.*	844,136
170,084	Entegris, Inc.*	784,087
24,657	Hewitt Associates, Inc., Class A*	1,210,659
63,169	Insight Enterprises, Inc.*	920,372
220,107	Intel Corp.	4,534,204
37,639	International Business Machines Corp.	4,832,848
24,459	Lexmark International, Inc., Class A*	898,868
25,406	Littelfuse, Inc.*	904,708
15,332	MAXIMUS, Inc.	922,833
182,740	Microsoft Corp.	4,716,519
50,687	QLogic Corp.*	806,937
45,512	VeriFone Systems, Inc.*	995,803
112,816	Vishay Intertechnology, Inc.*	957,808
		33,247,132
	Materials - 4.4%
17,668	Albemarle Corp.	770,678
12,430	Domtar Corp.*	727,155
17,096	International Flavors & Fragrances, Inc.	775,816
83,116	PPG Industries, Inc.	5,774,069
		8,047,718

	Telecommunication Services - 2.7%
38,605	American Tower Corp., Class A*	$1,785,095
64,390	AT&T, Inc.	1,670,277
22,589	Syniverse Holdings, Inc.*	504,412
13,597	Telephone & Data Systems, Inc.	464,066
10,769	United States Cellular Corp.*	506,466
		4,930,316
	Utilities - 4.4%
32,053	AGL Resources, Inc.	1,218,014
119,966	DTE Energy Co.	5,537,630
26,427	Energen Corp.	1,174,416
		7,930,060
	Total Common Stocks and Other Equity Interests (Cost $178,504,888)	181,047,208

	Money Market Fund - 0.0%
74,098	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $74,098)	74,098

	Total Investments (Cost $178,578,986)(a)-100.0%	181,121,306
	Other assets less liabilities-0.0%	9,235
	Net Assets-100.0%	$181,130,541

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $178,580,968. The net unrealized appreciation was $2,540,338 which consisted of aggregate gross unrealized appreciation of $7,152,912 and aggregate gross unrealized depreciation of $4,612,574.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic OTC Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Consumer Discretionary - 14.3%
20,767	Bed Bath & Beyond, Inc.*	$786,654
4,244	Children’s Place Retail Stores, Inc. (The)*	177,611
4,012	Cracker Barrel Old Country Store, Inc.	196,508
7,298	Dress Barn, Inc. (The)*	180,261
12,004	Finish Line, Inc. (The), Class A	171,777
5,160	Lincoln Educational Services Corp.*	108,824
70,592	News Corp., Class A	921,226
8,308	Perry Ellis International, Inc.*	186,016
29,339	PetSmart, Inc.	910,976
8,252	Rent-A-Center, Inc.*	181,462
35,991	Starbucks Corp.	894,376
13,692	Texas Roadhouse, Inc.*	184,568
7,815	Ulta, Salon Cosmetics & Fragrance, Inc.*	197,407
		5,097,666
	Consumer Staples - 1.9%
6,318	WD-40 Co.	229,722
11,901	Whole Foods Market, Inc.*	451,881
		681,603
	Energy - 0.9%
7,592	Linn Energy LLC	232,999
1,745	OYO Geospace Corp.*	93,392
		326,391
	Financials - 7.5%
6,404	AmTrust Financial Services, Inc.	82,163
3,308	Arrow Financial Corp.	83,428
9,734	BOK Financial Corp.	474,143
1,769	Credit Acceptance Corp.*	99,029
3,780	EMC Insurance Group, Inc.	84,521
4,011	First Cash Financial Services, Inc.*	96,184
2,460	First Citizens BancShares, Inc., Class A	464,964
49,452	Fulton Financial Corp.	450,508
1,803	Infinity Property & Casualty Corp.	86,616
13,653	Prosperity Bancshares, Inc.	462,564
3,644	Republic Bancorp, Inc., Class A	90,298
3,768	Trustmark Corp.	82,896
2,361	World Acceptance Corp.*	97,816
		2,655,130
	Health Care - 12.0%
4,396	Almost Family, Inc.*	115,527
3,216	Amedisys, Inc.*	84,484
7,088	American Medical Systems Holdings, Inc.*	158,488
4,511	CorVel Corp.*	179,493
16,670	Express Scripts, Inc.*	753,150
13,259	IDEXX Laboratories, Inc.*	778,834
7,584	Impax Laboratories, Inc.*	124,302
26,864	Lincare Holdings, Inc.	638,289
3,930	Magellan Health Services, Inc.*	165,414
7,168	Parexel International Corp.*	147,159
14,114	Perrigo Co.	790,525
16,884	Questcor Pharmaceuticals, Inc.*	189,945
4,520	Sirona Dental Systems, Inc.*	139,125
		4,264,735
	Industrials - 5.4%
1,543	Amerco, Inc.*	105,186
4,475	Exponent, Inc.*	147,720
14,211	Fastenal Co.	697,476
3,670	II-VI, Inc.*	125,808
14,055	Joy Global, Inc.	834,445
		1,910,635
	Information Technology - 55.8%
9,945	Acxiom Corp.*	152,556
48,521	Altera Corp.	1,345,002
25,428	Amkor Technology, Inc.*	146,720
4,447	Apple, Inc.*	1,143,991
5,873	Black Box Corp.	178,774
7,680	Blackbaud, Inc.	181,939
56,476	CA, Inc.	1,104,671
4,906	Coherent, Inc.*	181,620
21,144	Compuware Corp.*	172,958
8,438	CSG Systems International, Inc.*	159,141
21,702	Deltek, Inc.*	162,765
32,068	Entegris, Inc.*	147,833
60,552	Extreme Networks, Inc.*	173,179
16,261	F5 Networks, Inc.*	1,428,204
2,357	Google, Inc., Class A*	1,142,791
14,824	iGATE Corp.	263,126
11,908	Insight Enterprises, Inc.*	173,500
53,392	Intel Corp.	1,099,875
6,635	InterDigital, Inc.*	181,069
34,916	Lattice Semiconductor Corp.*	194,133
21,004	Lawson Software, Inc.*	167,402
4,791	Littelfuse, Inc.*	170,607
50,052	LTX-Credence Corp.*	140,146
5,982	Manhattan Associates, Inc.*	160,676
15,592	Micrel, Inc.	151,554
125,814	Micron Technology, Inc.*	915,926
33,440	MICROS Systems, Inc.*	1,196,483
44,327	Microsoft Corp.	1,144,080
20,444	Mindspeed Technologies, Inc.*	144,539
22,667	ModusLink Global Solutions, Inc.*	148,695
17,545	Monotype Imaging Holdings, Inc.*	145,974
6,707	Novellus Systems, Inc.*	179,144
6,592	OSI Systems, Inc.*	183,192
5,086	Plexus Corp.*	148,511
15,748	Power-One, Inc.*	195,748
5,424	Progress Software Corp.*	162,178
9,557	QLogic Corp.*	152,147
7,868	Renaissance Learning, Inc.	109,365
36,081	RF Micro Devices, Inc.*	150,458
24,531	SanDisk Corp.*	1,072,005
28,203	SMART Modular Technologies (WWH), Inc.*	152,578
5,179	Syntel, Inc.	213,685
4,260	Tech Data Corp.*	168,526
13,394	TeleTech Holdings, Inc.*	186,177
127,072	Tellabs, Inc.	886,963
15,179	TIBCO Software, Inc.*	205,827
46,775	Xilinx, Inc.	1,305,958
6,298	Zebra Technologies Corp., Class A*	172,817
		19,865,208

	Materials - 1.0%
3,623	Innophos Holdings, Inc.	$106,190
4,528	Sigma-Aldrich Corp.	254,021
		360,211
	Telecommunication Services - 1.3%
8,162	NII Holdings, Inc.*	305,748
9,060	USA Mobility, Inc.	134,360
		440,108
	Total Common Stocks and Other Equity Interests (Cost $34,118,292)	35,601,687

	Money Market Fund - 0.0%
17,169	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $17,169)	17,169

	Total Investments (Cost $34,135,461)(a)-100.1%	35,618,856
	Liabilities in excess of other assets-(0.1%)	(36,487)
	Net Assets-100.0%	$35,582,369

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $34,135,558. The net unrealized appreciation was $1,483,298 which consisted of aggregate gross unrealized appreciation of $3,479,253 and aggregate gross unrealized depreciation of $1,995,955.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI US 1000 Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 11.1%
5,494	Aaron’s, Inc.	$99,771
5,861	Abercrombie & Fitch Co., Class A	216,505
4,095	Advance Auto Parts, Inc.	219,205
4,340	Amazon.com, Inc.*	511,643
10,545	American Eagle Outfitters, Inc.	129,809
5,647	AnnTaylor Stores Corp.*	99,048
3,695	Apollo Group, Inc., Class A*	170,450
10,121	Asbury Automotive Group, Inc.*	136,229
7,000	Autoliv, Inc.	402,080
24,996	AutoNation, Inc.*	610,652
1,297	AutoZone, Inc.*	274,406
6,533	Barnes & Noble, Inc.	84,733
27,535	Beazer Homes USA, Inc.*	116,473
9,239	Bed Bath & Beyond, Inc.*	349,973
30,936	Best Buy Co., Inc.	1,072,242
4,965	Big Lots, Inc.*	170,349
5,904	BorgWarner, Inc.*	258,949
14,062	Boyd Gaming Corp.*	118,965
8,540	Brinker International, Inc.	134,249
12,656	Brunswick Corp.	214,140
6,865	Burger King Holdings, Inc.	118,627
5,133	Cabela’s, Inc., Class A*	80,023
10,196	Cablevision Systems Corp., Class A	279,472
4,183	Career Education Corp.*	102,191
12,598	CarMax, Inc.*	265,818
36,062	Carnival Corp.	1,250,630
86,024	CBS Corp., Class B	1,271,435
2,593	Central European Media Enterprises Ltd., Class A (Bermuda)*	55,749
17,289	Charming Shoppes, Inc.*	77,455
7,487	Chico’s FAS, Inc.	70,153
31,149	Clear Channel Outdoor Holdings, Inc., Class A*	342,950
6,065	Coach, Inc.	224,223
5,310	Collective Brands, Inc.*	85,066
207,997	Comcast Corp., Class A	3,993,799
3,294	Core-Mark Holding Co., Inc.*	100,533
34,954	D.R. Horton, Inc.	385,193
8,103	Dana Holding Corp.*	96,264
6,879	Darden Restaurants, Inc.	288,161
4,400	Dick’s Sporting Goods, Inc.*	115,764
13,957	Dillard’s, Inc., Class A	322,965
26,006	DIRECTV, Class A*	966,383
6,593	Discovery Communications, Inc., Class A*	254,556
6,920	Discovery Communications, Inc., Class C*	237,910
22,239	DISH Network Corp., Class A	446,559
5,362	Dollar Tree, Inc.*	237,644
7,712	Domino’s Pizza, Inc.*	98,636
2,271	DreamWorks Animation SKG, Inc., Class A*	70,764
23,249	E.W. Scripps Co., Class A*	182,737
57,409	Eastman Kodak Co.*	227,914
2,169	Education Management Corp.*	34,249
18,154	Exide Technologies*	109,287
11,617	Expedia, Inc.	263,474
7,632	Family Dollar Stores, Inc.	315,583
2,765	Federal-Mogul Corp.*	49,604
18,349	Foot Locker, Inc.	249,363
296,576	Ford Motor Co.*	3,787,276
12,565	Fortune Brands, Inc.	551,352
14,867	GameStop Corp., Class A*	298,083
37,635	Gannett Co., Inc.	496,029
24,953	Gap, Inc. (The)	451,899
6,405	Garmin Ltd. (Switzerland)	182,607
11,992	Genuine Parts Co.	513,617
51,550	Goodyear Tire & Rubber Co. (The)*	550,038
5,201	Group 1 Automotive, Inc.*	144,172
17,657	H&R Block, Inc.	276,862
6,967	Hanesbrands, Inc.*	174,523
17,701	Harley-Davidson, Inc.	481,998
2,977	Harman International Industries, Inc.*	90,531
6,766	Hasbro, Inc.	285,187
114,797	Home Depot, Inc. (The)	3,272,862
22,375	Hovnanian Enterprises, Inc., Class A*	97,779
6,099	Hyatt Hotels Corp., Class A*	238,532
16,822	International Game Technology	256,367
38,770	Interpublic Group of Cos., Inc. (The)*	354,358
27,141	J.C. Penney Co., Inc.	668,483
5,276	Jack in the Box, Inc.*	108,844
5,856	Jarden Corp.	169,531
38,583	Johnson Controls, Inc.	1,111,576
9,681	Jones Apparel Group, Inc.	168,837
9,942	KB Home	113,140
15,820	Kohl’s Corp.*	754,456
4,664	Lamar Advertising Co., Class A*	127,560
7,148	Las Vegas Sands Corp.*	191,995
12,790	Leggett & Platt, Inc.	266,544
17,428	Lennar Corp., Class A	257,412
12,005	Liberty Global, Inc., Series C*	351,146
12,846	Liberty Global, Inc., Class A*	375,746
37,552	Liberty Media Corp. - Interactive, Class A*	425,089
25,764	Limited Brands, Inc.	660,589
7,987	Live Nation Entertainment, Inc.*	73,720
21,828	Liz Claiborne, Inc.*	103,465
84,372	Lowe’s Cos., Inc.	1,749,875
49,929	Macy’s, Inc.	931,176
14,906	Marriott International, Inc., Class A	505,462
17,487	Mattel, Inc.	370,025
34,633	McDonald’s Corp.	2,414,959
15,295	McGraw-Hill Cos., Inc. (The)	469,404
2,963	MDC Holdings, Inc.	86,283
2,339	Meredith Corp.	74,263
38,363	MGM Resorts International*	416,622
7,753	Mohawk Industries, Inc.*	379,354
16,919	New York Times Co. (The), Class A*	147,872
26,829	Newell Rubbermaid, Inc.	415,849
90,909	News Corp., Class A	1,186,362
29,969	News Corp., Class B	443,242
11,388	NIKE, Inc., Class B	838,612
9,739	Nordstrom, Inc.	331,126
350	NVR, Inc.*	219,275
67,276	Office Depot, Inc.*	290,632

15,398	OfficeMax, Inc.*	$220,037
16,574	Omnicom Group, Inc.	617,547
4,796	O’Reilly Automotive, Inc.*	236,347
8,098	Penn National Gaming, Inc.*	221,804
9,113	Penske Automotive Group, Inc.*	127,582
6,100	PetSmart, Inc.	189,405
2,920	Phillips-Van Heusen Corp.	151,519
2,063	Polaris Industries, Inc.	123,161
3,471	Polo Ralph Lauren Corp.	274,244
25,870	Pulte Group, Inc.*	227,139
36,666	Quiksilver, Inc.*	163,897
8,905	RadioShack Corp.	191,814
22,828	Regal Entertainment Group, Class A	304,754
5,938	Regis Corp.	90,436
12,074	Rent-A-Center, Inc.*	265,507
4,039	Ross Stores, Inc.	212,694
13,307	Royal Caribbean Cruises Ltd.*	384,040
42,479	Saks, Inc.*	348,753
1,764	Scripps Networks Interactive, Inc., Class A	75,199
8,764	Sears Holdings Corp.*	622,244
16,136	Service Corp. International	137,479
5,475	Signet Jewelers Ltd. (United Kingdom)*	162,991
16,435	Sonic Automotive, Inc., Class A*	162,542
9,612	Stanley Black & Decker, Inc.	557,688
29,430	Staples, Inc.	598,312
21,061	Starbucks Corp.	523,366
9,167	Starwood Hotels & Resorts Worldwide, Inc.	444,141
42,541	Target Corp.	2,183,204
8,390	Tenneco, Inc.*	231,564
2,482	Thor Industries, Inc.	69,099
4,126	Tiffany & Co.	173,581
57,053	Time Warner Cable, Inc.	3,261,720
145,075	Time Warner, Inc.	4,564,060
14,166	TJX Cos., Inc. (The)	588,172
9,771	Toll Brothers, Inc.*	169,625
2,150	Tractor Supply Co.	149,446
14,103	TRW Automotive Holdings Corp.*	494,874
2,403	Tupperware Brands Corp.	94,654
2,448	Urban Outfitters, Inc.*	78,728
6,269	VF Corp.	497,320
34,376	Viacom, Inc., Class B	1,135,783
28,794	Virgin Media, Inc.	619,935
86,328	Walt Disney Co. (The)	2,908,390
10,996	Warner Music Group Corp.*	51,571
206	Washington Post Co. (The), Class B	86,621
24,655	Wendy’s/Arby’s Group, Inc., Class A	107,496
7,523	Whirlpool Corp.	626,666
7,191	Williams-Sonoma, Inc.	192,072
9,505	Wyndham Worldwide Corp.	242,663
1,649	Wynn Resorts Ltd.	144,584
17,000	Yum! Brands, Inc.	702,100
		75,372,173
	Consumer Staples - 9.9%
12,806	Alberto-Culver Co.	374,832
295,896	Altria Group, Inc.	6,557,055
58,999	Archer-Daniels-Midland Co.	1,614,213
17,983	Avon Products, Inc.	559,811
7,207	BJ’s Wholesale Club, Inc.*	328,279
4,765	Brown-Forman Corp., Class B	301,196
18,299	Bunge Ltd.	908,545
11,371	Campbell Soup Co.	408,219
3,789	Casey’s General Stores, Inc.	144,929
6,711	Chiquita Brands International, Inc.*	98,517
1,989	Church & Dwight Co., Inc.	131,811
5,820	Clorox Co. (The)	377,602
89,663	Coca-Cola Co. (The)	4,941,328
21,139	Coca-Cola Enterprises, Inc.	606,689
13,270	Colgate-Palmolive Co.	1,048,065
30,831	ConAgra Foods, Inc.	723,912
17,398	Constellation Brands, Inc., Class A*	296,810
5,063	Corn Products International, Inc.	168,800
29,430	Costco Wholesale Corp.	1,668,975
84,971	CVS Caremark Corp.	2,607,760
39,491	Dean Foods Co.*	452,567
13,576	Del Monte Foods Co.	188,435
8,904	Dole Food Co., Inc.*	97,410
8,345	Dr Pepper Snapple Group, Inc.	313,355
4,085	Energizer Holdings, Inc.*	251,309
5,457	Estee Lauder Cos., Inc. (The), Class A	339,698
4,185	Flowers Foods, Inc.	101,403
5,257	Fresh Del Monte Produce, Inc.*	109,556
27,112	General Mills, Inc.	927,230
14,475	Great Atlantic & Pacific Tea Co., Inc. (The)*	50,084
14,436	H.J. Heinz Co.	642,113
9,417	Hershey Co. (The)	442,599
5,237	Hormel Foods Corp.	224,772
5,292	J.M. Smucker Co. (The)	325,088
11,705	Kellogg Co.	585,835
21,944	Kimberly-Clark Corp.	1,407,049
101,265	Kraft Foods, Inc., Class A	2,957,951
76,721	Kroger Co. (The)	1,624,951
8,427	Lorillard, Inc.	642,474
5,587	McCormick & Co., Inc.	219,737
11,429	Molson Coors Brewing Co., Class B	514,419
2,996	Nash Finch Co.	117,803
2,843	NBTY, Inc.*	153,209
10,605	Pantry, Inc. (The)*	190,890
55,320	PepsiCo, Inc.	3,590,821
48,808	Philip Morris International, Inc.	2,491,160
113,986	Procter & Gamble Co. (The)	6,971,384
3,015	Ralcorp Holdings, Inc.*	176,076
16,402	Reynolds American, Inc.	948,364
248,608	Rite Aid Corp.*	245,873
3,156	Ruddick Corp.	111,880
46,077	Safeway, Inc.	946,422
51,291	Sara Lee Corp.	758,594
24,742	Smithfield Foods, Inc.*	352,573
59,086	SUPERVALU, Inc.	666,490
41,896	Sysco Corp.	1,297,519
41,409	Tyson Foods, Inc., Class A	725,072
3,429	United Natural Foods, Inc.*	115,660
2,239	Universal Corp.	99,300
54,617	Walgreen Co.	1,559,315
167,033	Wal-Mart Stores, Inc.	8,550,419
1,113	Weis Markets, Inc.	39,901
8,175	Whole Foods Market, Inc.*	310,405
9,989	Winn-Dixie Stores, Inc.*	97,992
		66,802,505
	Energy - 11.5%
4,993	Alon USA Energy, Inc.	34,402
4,190	Alpha Natural Resources, Inc.*	160,603
18,786	Anadarko Petroleum Corp.	923,520
11,085	Apache Corp.	1,059,504
7,988	Arch Coal, Inc.	189,236

20,718	Baker Hughes, Inc.	$1,000,058
2,628	Cabot Oil & Gas Corp.	80,075
8,553	Cameron International Corp.*	338,613
37,038	Chesapeake Energy Corp.	778,909
165,339	Chevron Corp.	12,600,485
2,622	Cimarex Energy Co.	180,577
5,286	Complete Production Services, Inc.*	101,755
181,257	ConocoPhillips	10,009,012
5,886	CONSOL Energy, Inc.	220,607
9,750	Crosstex Energy, Inc.*	75,465
10,139	Denbury Resources, Inc.*	160,602
19,946	Devon Energy Corp.	1,246,426
3,969	Diamond Offshore Drilling, Inc.	236,116
3,027	Dresser-Rand Group, Inc.*	112,635
45,235	El Paso Corp.	557,295
6,707	EOG Resources, Inc.	653,933
4,185	EXCO Resources, Inc.	60,724
6,144	Exterran Holdings, Inc.*	163,860
325,850	Exxon Mobil Corp.	19,446,728
2,770	FMC Technologies, Inc.*	175,286
5,961	Forest Oil Corp.*	170,425
10,399	Frontier Oil Corp.	127,804
29,819	General Maritime Corp.	166,688
36,301	Halliburton Co.	1,084,674
14,073	Helix Energy Solutions Group, Inc.*	132,145
4,718	Helmerich & Payne, Inc.	191,221
25,076	Hess Corp.	1,343,823
3,837	Holly Corp.	102,563
9,116	Key Energy Services, Inc.*	88,061
6,250	Linn Energy LLC	191,813
90,183	Marathon Oil Corp.	3,016,621
6,444	Mariner Energy, Inc.*	153,947
3,860	Massey Energy Co.	118,039
13,819	Murphy Oil Corp.	756,590
24,900	Nabors Industries Ltd. (Bermuda)*	458,409
23,489	National Oilwell Varco, Inc.	919,829
5,516	Newfield Exploration Co.*	294,885
9,966	Noble Corp. (Switzerland)	323,895
5,369	Noble Energy, Inc.	360,045
29,426	Occidental Petroleum Corp.	2,293,168
1,727	Oceaneering International, Inc.*	85,452
3,113	Oil States International, Inc.*	143,011
3,376	Overseas Shipholding Group, Inc.	132,440
14,388	Patterson-UTI Energy, Inc.	236,395
7,324	Peabody Energy Corp.	330,679
3,651	Penn Virginia Corp.	69,369
8,460	Petrohawk Energy Corp.*	133,414
5,057	Pioneer Natural Resources Co.	292,901
6,418	Plains Exploration & Production Co.*	144,726
12,098	Pride International, Inc.*	287,811
7,943	QEP Resources, Inc.*	273,398
2,518	Range Resources Corp.	93,468
7,726	Rowan Cos., Inc.*	195,159
40,738	Schlumberger Ltd.	2,430,429
1,704	SEACOR Holdings, Inc.*	141,125
6,361	Ship Finance International Ltd. (Bermuda)	121,241
2,850	SM Energy Co.	118,047
12,443	Smith International, Inc.	516,136
7,547	Southern Union Co.	170,336
4,528	Southwestern Energy Co.*	165,046
32,694	Spectra Energy Corp.	679,708
38,777	Sunoco, Inc.	1,383,176
5,449	Superior Energy Services, Inc.*	124,183
7,721	Teekay Corp. (Bahamas)	213,254
46,901	Tesoro Corp.	605,492
3,639	Tidewater, Inc.	149,126
14,179	Transocean Ltd.*	655,212
2,049	Ultra Petroleum Corp.*	86,816
3,546	Unit Corp.*	145,031
155,958	Valero Energy Corp.	2,649,726
40,770	Weatherford International Ltd. (Switzerland)*	660,474
26,176	Western Refining, Inc.*	138,733
1,830	Whiting Petroleum Corp.*	161,058
37,659	Williams Cos., Inc. (The)	730,961
8,666	World Fuel Services Corp.	225,749
		77,550,353
	Financials - 21.6%
25,746	ACE Ltd.	1,366,598
2,172	Affiliated Managers Group, Inc.*	153,843
17,705	Aflac, Inc.	870,909
1,772	Alexandria Real Estate Equities, Inc. REIT	125,015
310	Alleghany Corp.*	93,068
4,320	Allied World Assurance Co. Holdings Ltd. (Bermuda)	215,222
60,955	Allstate Corp. (The)	1,721,369
9,728	AMB Property Corp. REIT	242,811
58,519	American Express Co.	2,612,288
4,890	American Financial Group, Inc.	144,108
165,211	American International Group, Inc.*	6,355,667
623	American National Insurance Co.	48,768
5,804	AmeriCredit Corp.*	139,934
11,815	Ameriprise Financial, Inc.	500,838
46,132	Annaly Capital Management, Inc. REIT	802,697
12,586	Aon Corp.	474,115
18,017	Apartment Investment & Management Co., Class A REIT	386,825
3,289	Arch Capital Group Ltd.*	257,397
6,652	Arthur J. Gallagher & Co.	169,094
6,623	Aspen Insurance Holdings Ltd. (Bermuda)	181,139
16,595	Associated Banc-Corp.	225,526
12,899	Assurant, Inc.	481,004
10,097	Astoria Financial Corp.	133,684
3,647	AvalonBay Communities, Inc. REIT	383,263
10,192	Axis Capital Holdings Ltd. (Bermuda)	317,685
6,232	BancorpSouth, Inc.	91,361
946,824	Bank of America Corp.	13,293,409
3,107	Bank of Hawaii Corp.	154,760
63,970	Bank of New York Mellon Corp. (The)	1,603,728
53,520	BB&T Corp.	1,328,902
79,688	Berkshire Hathaway, Inc., Class B*	6,225,227
8,230	BioMed Realty Trust, Inc. REIT	148,469
2,712	BlackRock, Inc.	427,113
1,064	BOK Financial Corp.	51,827
7,718	Boston Properties, Inc. REIT	632,104
15,088	Brandywine Realty Trust REIT	171,400
4,010	BRE Properties, Inc. REIT	166,415
6,678	Brown & Brown, Inc.	133,694
4,513	Camden Property Trust REIT	205,432
52,034	Capital One Financial Corp.	2,202,599
47,130	CapitalSource, Inc.	253,559
14,802	CB Richard Ellis Group, Inc., Class A*	251,634
15,084	CBL & Associates Properties, Inc. REIT	212,232
39,926	Charles Schwab Corp. (The)	590,505

23,568	Chubb Corp. (The)	$1,240,384
17,228	Cincinnati Financial Corp.	474,631
2,821,832	Citigroup, Inc.*	11,569,511
3,404	City National Corp.	192,905
2,761	CME Group, Inc.	769,767
1,607	CNA Financial Corp.*	45,092
53,705	CNO Financial Group, Inc.*	288,396
12,571	Colonial Properties Trust REIT	202,644
16,335	Comerica, Inc.	626,611
4,453	Commerce Bancshares, Inc.	174,335
9,212	CommonWealth REIT	239,051
2,643	Corporate Office Properties Trust REIT	99,112
3,200	Cullen/Frost Bankers, Inc.	176,672
4,674	Delphi Financial Group, Inc., Class A	121,290
25,838	Developers Diversified Realty Corp. REIT	293,261
45,572	Discover Financial Services	695,884
5,950	Douglas Emmett, Inc. REIT	94,069
29,836	Duke Realty Corp. REIT	356,839
17,522	E*Trade Financial Corp.*	256,347
7,460	East West Bancorp, Inc.	116,301
3,783	Eaton Vance Corp.	113,339
4,192	Endurance Specialty Holdings Ltd. (Bermuda)	161,769
16,761	Equity Residential REIT	768,492
2,302	Erie Indemnity Co., Class A	112,867
1,219	Essex Property Trust, Inc. REIT	128,129
4,289	Everest Re Group Ltd.	332,912
2,170	Federal Realty Investment Trust REIT	169,672
7,245	Federated Investors, Inc., Class B	153,739
47,742	Fidelity National Financial, Inc., Class A	705,149
84,666	Fifth Third Bancorp	1,076,105
10,191	First American Financial Corp.	150,317
368	First Citizens BancShares, Inc.	69,556
24,759	First Horizon National Corp.*	283,986
18,680	First Industrial Realty Trust, Inc. REIT*	78,830
12,355	First Niagara Financial Group, Inc.	165,681
7,667	FirstMerit Corp.	151,117
41,281	Fortress Investment Group LLC, Class A*	145,309
5,485	Franklin Resources, Inc.	551,681
16,829	Fulton Financial Corp.	153,312
46,790	Genworth Financial, Inc., Class A*	635,408
23,909	Goldman Sachs Group, Inc. (The)	3,605,955
2,961	Hanover Insurance Group, Inc. (The)	129,781
74,345	Hartford Financial Services Group, Inc. (The)	1,740,416
6,447	HCC Insurance Holdings, Inc.	168,396
13,365	HCP, Inc. REIT	474,057
4,365	Health Care, Inc. REIT	197,778
4,364	Highwoods Properties, Inc. REIT	136,637
2,330	Home Properties, Inc. REIT	115,731
12,159	Hospitality Properties Trust REIT	248,652
42,082	Host Hotels & Resorts, Inc. REIT	603,456
28,078	Hudson City Bancorp, Inc.	348,729
73,119	Huntington Bancshares, Inc.	443,101
9,263	Interactive Brokers Group, Inc., Class A*	153,303
1,340	IntercontinentalExchange, Inc.*	141,531
3,741	International Bancshares Corp.	64,869
13,822	Invesco Ltd.(~)	270,082
45,129	iStar Financial, Inc. REIT*	229,255
9,464	Janus Capital Group, Inc.	99,183
3,963	Jefferies Group, Inc.	97,846
1,925	Jones Lang LaSalle, Inc.	149,110
277,677	JPMorgan Chase & Co.	11,184,830
107,559	KeyCorp	909,949
24,225	Kimco Realty Corp. REIT	365,071
13,582	Legg Mason, Inc.	392,384
3,995	Leucadia National Corp.*	88,250
20,037	Lexington Realty Trust REIT	128,838
7,973	Liberty Property Trust REIT	252,744
31,287	Lincoln National Corp.	814,713
28,926	Loews Corp.	1,074,601
7,496	M&T Bank Corp.	654,701
8,044	Macerich Co. (The) REIT	333,424
6,201	Mack-Cali Realty Corp. REIT	199,796
527	Markel Corp.*	178,126
32,641	Marsh & McLennan Cos., Inc.	767,716
79,303	Marshall & Ilsley Corp.	557,500
22,250	MBIA, Inc.*	193,130
2,512	Mercury General Corp.	108,343
67,298	MetLife, Inc.	2,830,554
25,889	MF Global Holdings Ltd.*	166,466
19,233	MFA Financial, Inc. REIT	141,170
8,137	Montpelier Re Holdings Ltd. (Bermuda)	132,308
5,841	Moody’s Corp.	137,556
123,647	Morgan Stanley	3,337,232
3,814	MSCI, Inc., Class A*	123,078
16,249	NASDAQ OMX Group, Inc. (The)*	316,368
4,452	National Retail Properties, Inc. REIT	102,930
3,986	Nationwide Health Properties, Inc. REIT	149,156
31,410	New York Community Bancorp, Inc.	542,137
10,132	Northern Trust Corp.	476,103
17,193	NYSE Euronext	498,081
27,875	Old Republic International Corp.	348,716
5,105	PartnerRe Ltd.	369,449
13,091	Pennsylvania REIT	160,888
17,499	People’s United Financial, Inc.	242,186
11,380	PHH Corp.*	226,576
39,187	Phoenix Cos., Inc. (The)*	94,049
2,856	Platinum Underwriters Holdings Ltd. (Bermuda)	111,612
9,493	Plum Creek Timber Co., Inc. REIT	340,609
29,508	PNC Financial Services Group, Inc.	1,752,480
261,820	Popular, Inc.*	751,423
21,082	Principal Financial Group, Inc.	539,910
1,770	ProAssurance Corp.*	105,333
45,781	Progressive Corp. (The)	899,139
48,129	ProLogis REIT	522,681
11,470	Protective Life Corp.	257,960
31,472	Prudential Financial, Inc.	1,803,031
4,203	Public Storage REIT	412,398
6,795	Raymond James Financial, Inc.	181,291
5,091	Rayonier, Inc. REIT	248,593
3,881	Realty Income Corp. REIT	124,541
9,810	Redwood Trust, Inc. REIT	153,526
4,453	Regency Centers Corp. REIT	168,056
174,115	Regions Financial Corp.	1,276,263
5,808	Reinsurance Group of America, Inc.	278,668
4,280	RenaissanceRe Holdings Ltd. (Bermuda)	244,902
4,917	SEI Investments Co.	94,308
5,714	Selective Insurance Group, Inc.	88,910
4,762	Senior Housing Properties Trust REIT	107,383
10,057	Simon Property Group, Inc. REIT	897,286
4,513	SL Green Realty Corp. REIT	271,863
44,526	SLM Corp.*	534,312

3,384	StanCorp Financial Group, Inc.	$127,543
23,399	State Street Corp.	910,689
922	Student Loan Corp. (The)	23,142
62,139	SunTrust Banks, Inc.	1,612,507
19,584	Susquehanna Bancshares, Inc.	169,402
2,063	SVB Financial Group*	89,101
147,251	Synovus Financial Corp.	385,798
6,806	T. Rowe Price Group, Inc.	328,253
11,705	TCF Financial Corp.	185,407
16,690	TD Ameritrade Holding Corp.*	262,701
6,751	Torchmark Corp.	358,276
5,070	Transatlantic Holdings, Inc.	242,397
53,140	Travelers Cos., Inc. (The)	2,680,913
4,764	Trustmark Corp.	104,808
140,595	U.S. Bancorp	3,360,220
11,942	UDR, Inc. REIT	252,096
7,568	Unitrin, Inc.	210,315
29,167	Unum Group	665,591
11,462	Valley National Bancorp	166,314
4,666	Ventas, Inc. REIT	236,659
9,187	Vornado Realty Trust REIT	760,500
11,286	W.R. Berkley Corp.	304,835
6,790	Washington Federal, Inc.	118,146
8,145	Webster Financial Corp.	151,823
8,505	Weingarten Realty Investors REIT	180,051
336,121	Wells Fargo & Co.	9,320,635
55	Wesco Financial Corp.	18,639
761	White Mountains Insurance Group Ltd.	238,992
9,660	Whitney Holding Corp.	78,439
9,008	Willis Group Holdings PLC (Ireland)	275,645
8,212	Wilmington Trust Corp.	83,270
32,759	XL Group PLC (Ireland)	580,817
20,346	Zions Bancorp	451,478
		145,806,576
	Health Care - 8.9%
51,918	Abbott Laboratories	2,548,135
29,332	Aetna, Inc.	816,896
1,421	Alcon, Inc. (Switzerland)	220,369
3,361	Alere, Inc.*	94,545
5,556	Allergan, Inc.	339,249
4,790	AMERIGROUP Corp.*	171,290
46,748	AmerisourceBergen Corp.	1,401,038
36,016	Amgen, Inc.*	1,963,952
15,884	Baxter International, Inc.	695,243
2,489	Beckman Coulter, Inc.	114,071
7,702	Becton, Dickinson and Co.	529,898
9,682	Biogen Idec, Inc.*	541,030
806	Bio-Rad Laboratories, Inc., Class A*	71,573
118,238	Boston Scientific Corp.*	662,133
108,675	Bristol-Myers Squibb Co.	2,708,181
5,028	Brookdale Senior Living, Inc.*	71,297
2,208	C.R. Bard, Inc.	173,394
61,360	Cardinal Health, Inc.	1,980,087
13,172	CareFusion Corp.*	277,534
3,285	Celgene Corp.*	181,168
5,700	Centene Corp.*	121,467
2,792	Cephalon, Inc.*	158,446
1,667	Cerner Corp.*	129,109
3,056	Charles River Laboratories International, Inc.*	94,980
17,690	CIGNA Corp.	544,144
8,843	Community Health Systems, Inc.*	286,779
2,269	Covance, Inc.*	87,946
21,261	Coventry Health Care, Inc.*	421,606
15,061	Covidien PLC (Ireland)	562,077
5,252	DaVita, Inc.*	301,045
4,364	DENTSPLY International, Inc.	131,007
2,218	Edwards Lifesciences Corp.*	128,200
73,145	Eli Lilly & Co.	2,603,962
3,014	Emergency Medical Services Corp., Class A*	134,846
5,538	Endo Pharmaceuticals Holdings, Inc.*	132,967
12,370	Express Scripts, Inc.*	558,877
12,187	Forest Laboratories, Inc.*	338,189
476	Furiex Pharmaceuticals, Inc.*	5,574
8,374	Genzyme Corp.*	582,495
13,211	Gilead Sciences, Inc.*	440,191
21,098	Health Management Associates, Inc., Class A*	151,062
19,219	Health Net, Inc.*	452,607
3,876	Healthspring, Inc.*	72,869
4,319	Henry Schein, Inc.*	226,704
4,536	Hill-Rom Holdings, Inc.	149,869
10,560	Hologic, Inc.*	149,318
4,982	Hospira, Inc.*	259,562
19,978	Humana, Inc.*	939,366
322	Intuitive Surgical, Inc.*	105,735
105,386	Johnson & Johnson	6,121,873
6,903	Kindred Healthcare, Inc.*	91,810
3,447	Kinetic Concepts, Inc.*	122,403
21,228	King Pharmaceuticals, Inc.*	185,957
4,072	Laboratory Corp. of America Holdings*	297,175
4,959	Life Technologies Corp.*	213,187
5,259	LifePoint Hospitals, Inc.*	162,556
6,153	Lincare Holdings, Inc.	146,195
2,543	Magellan Health Services, Inc.*	107,035
34,163	McKesson Corp.	2,146,120
22,565	Medco Health Solutions, Inc.*	1,083,120
1,849	MEDNAX, Inc.*	87,180
35,938	Medtronic, Inc.	1,328,628
116,911	Merck & Co., Inc.	4,028,753
1,065	Mettler-Toledo International, Inc.*	124,392
6,362	Mylan, Inc.*	110,699
9,789	Omnicare, Inc.	241,103
5,794	Owens & Minor, Inc.	157,539
5,281	Patterson Cos., Inc.	140,897
5,460	PerkinElmer, Inc.	106,252
589,219	Pfizer, Inc.	8,838,285
5,619	Pharmaceutical Product Development, Inc.	136,317
7,311	Quest Diagnostics, Inc.	343,544
9,149	St. Jude Medical, Inc.*	336,409
7,269	Stryker Corp.	338,517
2,256	Teleflex, Inc.	127,848
54,843	Tenet Healthcare Corp.*	252,278
19,144	Thermo Fisher Scientific, Inc.*	858,800
76,114	UnitedHealth Group, Inc.	2,317,671
5,903	Universal American Financial Corp.*	98,816
5,853	Universal Health Services, Inc., Class B	210,532
2,995	Varian Medical Systems, Inc.*	165,324
1,585	Warner Chilcott PLC, Class A (Ireland)*	40,576
1,942	Waters Corp.*	124,599
4,720	Watson Pharmaceuticals, Inc.*	191,160
2,538	WellCare Health Plans, Inc.*	65,455
45,822	WellPoint, Inc.*	2,324,092
9,151	Zimmer Holdings, Inc.*	484,912
		60,090,091

	Industrials - 11.8%
28,599	3M Co.	$2,446,358
2,004	A.O. Smith Corp.	109,579
3,606	ABM Industries, Inc.	78,250
2,458	Acuity Brands, Inc.	103,556
7,147	Aecom Technology Corp.*	172,529
11,076	AerCap Holdings NV (Netherlands)*	144,210
8,939	AGCO Corp.*	310,720
4,282	Alaska Air Group, Inc.*	220,908
12,777	Albany International Corp., Class A	234,458
3,493	Alexander & Baldwin, Inc.	117,190
2,137	Alliant Techsystems, Inc.*	143,521
1,780	Amerco, Inc.*	121,343
3,531	AMETEK, Inc.	156,317
62,606	AMR Corp.*	443,250
1,544	Armstrong World Industries, Inc.*	56,449
10,147	ArvinMeritor, Inc.*	166,512
10,205	Avery Dennison Corp.	365,849
36,104	Avis Budget Group, Inc.*	445,523
4,864	BE Aerospace, Inc.*	143,002
38,833	Boeing Co. (The)	2,646,081
6,092	Briggs & Stratton Corp.	115,565
3,629	Brink’s Co. (The)	79,475
5,393	C.H. Robinson Worldwide, Inc.	351,624
3,800	Carlisle Cos., Inc.	127,984
37,152	Caterpillar, Inc.	2,591,352
9,745	Cintas Corp.	257,853
18,362	Continental Airlines, Inc., Class B*	459,417
4,990	Con-way, Inc.	168,113
7,762	Cooper Industries PLC, Class A (Ireland)	350,454
6,198	Corrections Corp. of America*	121,295
6,633	Covanta Holding Corp.	99,959
3,864	Crane Co.	137,327
22,014	CSX Corp.	1,160,578
8,627	Cummins, Inc.	686,795
19,386	Danaher Corp.	744,616
19,109	Deere & Co.	1,274,188
24,993	Delta Air Lines, Inc.*	296,917
5,531	Deluxe Corp.	113,828
5,305	Dollar Thrifty Automotive Group, Inc.*	264,560
2,304	Donaldson Co., Inc.	109,371
9,717	Dover Corp.	466,124
1,341	Dun & Bradstreet Corp. (The)	91,671
10,878	Eaton Corp.	853,488
8,225	EMCOR Group, Inc.*	213,932
32,979	Emerson Electric Co.	1,633,780
5,374	Equifax, Inc.	168,421
2,316	Esterline Technologies Corp.*	118,880
5,210	Expeditors International of Washington, Inc.	222,154
3,596	Fastenal Co.	176,492
17,607	FedEx Corp.	1,453,458
1,458	Flowserve Corp.	144,575
10,457	Fluor Corp.	504,969
6,372	Foster Wheeler AG (Switzerland)*	146,683
2,572	Gardner Denver, Inc.	130,580
5,313	GATX Corp.	150,145
6,301	General Cable Corp.*	167,229
20,260	General Dynamics Corp.	1,240,925
984,739	General Electric Co.	15,873,993
5,642	Goodrich Corp.	411,133
3,621	Granite Construction, Inc.	84,188
6,640	Harsco Corp.	153,782
79,581	Hertz Global Holdings, Inc.*	934,281
3,985	HNI Corp.	102,972
43,372	Honeywell International, Inc.	1,858,924
3,596	Hubbell, Inc., Class B	169,695
2,583	IDEX Corp.	83,095
24,011	Illinois Tool Works, Inc.	1,044,479
19,739	Ingersoll-Rand PLC (Ireland)	739,423
8,047	Iron Mountain, Inc.	190,472
9,128	ITT Corp.	430,111
3,417	J.B. Hunt Transport Services, Inc.	121,269
9,557	Jacobs Engineering Group, Inc.*	349,499
23,412	JetBlue Airways Corp.*	150,539
3,254	Joy Global, Inc.	193,190
5,428	Kansas City Southern*	199,208
12,842	KBR, Inc.	287,404
7,887	Kelly Services, Inc., Class A*	116,728
4,885	Kennametal, Inc.	133,800
7,148	L-3 Communications Holdings, Inc.	522,090
2,955	Lennox International, Inc.	129,045
2,335	Lincoln Electric Holdings, Inc.	128,939
22,188	Lockheed Martin Corp.	1,667,428
10,665	Manitowoc Co., Inc. (The)	110,489
9,985	Manpower, Inc.	479,080
49,472	Masco Corp.	508,572
8,728	McDermott International, Inc.*	205,195
3,056	Moog, Inc., Class A*	109,435
2,527	MSC Industrial Direct Co., Class A	127,336
6,726	Navistar International Corp.*	347,801
23,877	Norfolk Southern Corp.	1,343,559
25,435	Northrop Grumman Corp.	1,491,508
4,390	Oshkosh Corp.*	150,928
9,837	Owens Corning*	309,669
24,932	PACCAR, Inc.	1,142,384
3,791	Pall Corp.	144,968
8,564	Parker Hannifin Corp.	531,996
6,031	Pentair, Inc.	206,260
17,066	Pitney Bowes, Inc.	416,581
3,085	Precision Castparts Corp.	376,956
9,745	Quanta Services, Inc.*	209,323
26,327	R.R. Donnelley & Sons Co.	444,136
20,729	Raytheon Co.	959,131
1,783	Regal-Beloit Corp.	108,460
14,391	Republic Services, Inc.	458,497
6,367	Robert Half International, Inc.	160,321
5,878	Rockwell Automation, Inc.	318,294
4,906	Rockwell Collins, Inc.	280,427
3,007	Roper Industries, Inc.	187,938
5,086	RSC Holdings, Inc.*	39,773
8,526	Ryder System, Inc.	372,330
26	Seaboard Corp.	39,468
6,165	Shaw Group, Inc. (The)*	197,527
8,718	SkyWest, Inc.	108,539
3,810	Snap-On, Inc.	170,193
35,551	Southwest Airlines Co.	428,390
8,858	Spirit Aerosystems Holdings, Inc., Class A*	180,260
3,817	SPX Corp.	227,341
22,216	Steelcase, Inc., Class A	153,513
17,131	Terex Corp.*	338,166
27,264	Textron, Inc.	566,001
3,857	Thomas & Betts Corp.*	152,891

8,236	Timken Co. (The)	$276,894
1,113	TransDigm Group, Inc.	60,291
9,649	Trinity Industries, Inc.	196,550
5,208	Tutor Perini Corp.*	100,410
45,989	Tyco International Ltd. (Switzerland)	1,760,459
16,944	UAL Corp.*	402,251
21,767	Union Pacific Corp.	1,625,342
45,972	United Parcel Service, Inc., Class B	2,988,180
34,692	United Rentals, Inc.*	457,241
2,737	United Stationers, Inc.*	148,209
43,119	United Technologies Corp.	3,065,761
6,514	URS Corp.*	263,100
8,679	US Airways Group, Inc.*	94,167
11,683	USG Corp.*	140,430
6,728	UTi Worldwide, Inc. (British Virgin Islands)	98,296
3,157	W.W. Grainger, Inc.	353,616
4,015	Waste Connections, Inc.*	153,253
31,099	Waste Management, Inc.	1,055,811
3,851	Werner Enterprises, Inc.	88,689
7,041	WESCO International, Inc.*	252,983
		79,781,638
	Information Technology - 10.7%
22,038	Accenture PLC, Class A (Ireland)	873,586
18,947	Activision Blizzard, Inc.	225,090
9,504	Adobe Systems, Inc.*	272,955
28,496	Advanced Micro Devices, Inc.*	213,435
9,203	Agilent Technologies, Inc.*	257,040
4,587	Akamai Technologies, Inc.*	175,957
2,145	Alliance Data Systems Corp.*	123,295
4,443	Altera Corp.	123,160
8,756	Amdocs Ltd. (Guernsey)*	239,301
18,039	Amkor Technology, Inc.*	104,085
3,818	Amphenol Corp., Class A	171,046
10,867	Analog Devices, Inc.	322,859
4,179	Anixter International, Inc.*	201,929
19,242	AOL, Inc.*	402,543
13,074	Apple, Inc.*	3,363,287
56,813	Applied Materials, Inc.	670,393
18,752	Arrow Electronics, Inc.*	464,862
4,083	Autodesk, Inc.*	120,612
19,595	Automatic Data Processing, Inc.	808,686
19,313	Avnet, Inc.*	485,722
3,548	AVX Corp.	49,956
5,924	Benchmark Electronics, Inc.*	98,931
3,638	BMC Software, Inc.*	129,440
12,344	Brightpoint, Inc.*	97,765
9,193	Broadcom Corp., Class A	331,224
5,246	Broadridge Financial Solutions, Inc.	106,494
21,546	Brocade Communications Systems, Inc.*	106,653
11,822	CA, Inc.	231,238
2,258	CACI International, Inc., Class A*	106,171
4,704	Check Point Software Technologies Ltd. (Israel)*	160,030
142,419	Cisco Systems, Inc.*	3,285,606
3,573	Citrix Systems, Inc.*	196,586
4,358	Cognizant Technology Solutions Corp., Class A*	237,773
4,777	CommScope, Inc.*	97,164
16,603	Computer Sciences Corp.	752,614
12,060	Convergys Corp.*	134,710
10,205	CoreLogic, Inc.	204,406
45,434	Corning, Inc.	823,264
153,014	Dell, Inc.*	2,025,905
4,545	Diebold, Inc.	130,078
1,838	Dolby Laboratories, Inc., Class A*	116,658
3,351	DST Systems, Inc.	137,659
50,730	eBay, Inc.*	1,060,764
5,298	EchoStar Corp., Class A*	101,192
13,932	Electronic Arts, Inc.*	221,937
70,054	EMC Corp.*	1,386,369
7,422	Fairchild Semiconductor International, Inc.*	67,392
22,131	Fidelity National Information Services, Inc.	634,496
641	First Solar, Inc.*	80,413
7,160	Fiserv, Inc.*	358,716
101,112	Flextronics International Ltd. (Singapore)*	628,917
3,606	FLIR Systems, Inc.*	107,315
3,925	Google, Inc., Class A*	1,903,036
5,214	Harris Corp.	232,179
4,203	Hewitt Associates, Inc., Class A*	206,367
90,725	Hewlett-Packard Co.	4,176,979
9,858	IAC/InterActiveCorp.*	246,450
37,223	Ingram Micro, Inc., Class A*	615,296
10,281	Insight Enterprises, Inc.*	149,794
264,652	Intel Corp.	5,451,831
42,464	International Business Machines Corp.	5,452,378
10,259	Intuit, Inc.*	407,795
20,357	Jabil Circuit, Inc.	295,380
13,495	Juniper Networks, Inc.*	374,891
7,033	KLA-Tencor Corp.	222,735
4,651	Lam Research Corp.*	196,226
6,611	Lexmark International, Inc., Class A*	242,954
6,447	Linear Technology Corp.	205,530
26,938	LSI Corp.*	108,560
12,381	Marvell Technology Group Ltd. (Bermuda)*	184,725
1,869	MasterCard, Inc., Class A	392,565
15,803	Maxim Integrated Products, Inc.	277,027
3,140	McAfee, Inc.*	103,934
18,180	MEMC Electronic Materials, Inc.*	173,801
7,747	Microchip Technology, Inc.	235,896
59,332	Micron Technology, Inc.*	431,937
408,809	Microsoft Corp.	10,551,360
4,411	Molex, Inc.	86,941
4,745	Molex, Inc., Class A	80,191
6,990	Monster Worldwide, Inc.*	95,903
204,996	Motorola, Inc.*	1,535,420
10,907	National Semiconductor Corp.	150,517
15,045	NCR Corp.*	206,117
5,775	NetApp, Inc.*	244,283
4,538	Novellus Systems, Inc.*	121,210
5,402	Nuance Communications, Inc.*	89,187
13,756	NVIDIA Corp.*	126,418
14,840	ON Semiconductor Corp.*	100,170
78,624	Oracle Corp.	1,858,671
12,652	Paychex, Inc.	328,825
46,396	QUALCOMM, Inc.	1,766,760
18,418	SAIC, Inc.*	306,291
9,329	SanDisk Corp.*	407,677
15,289	Sanmina-SCI Corp.*	192,183
23,911	Seagate Technology (Ireland)*	300,083
34,516	Symantec Corp.*	447,673
2,135	SYNNEX Corp.*	56,343
5,833	Synopsys, Inc.*	127,393
14,131	Tech Data Corp.*	559,022
21,082	Tellabs, Inc.	147,152

3,978	Teradata Corp.*	$126,500
55,622	Texas Instruments, Inc.	1,373,307
16,195	Total System Services, Inc.	241,467
3,651	Trimble Navigation Ltd.*	103,579
27,669	Tyco Electronics Ltd. (Switzerland)	747,063
3,606	Unisys Corp.*	97,398
5,103	VeriSign, Inc.*	143,649
12,550	Visa, Inc., Class A	920,543
16,212	Vishay Intertechnology, Inc.*	137,640
1,156	Vishay Precision Group, Inc.*	14,623
2,863	VMware, Inc., Class A*	221,968
9,334	Western Digital Corp.*	246,324
21,003	Western Union Co. (The)	340,879
80,559	Xerox Corp.	784,645
8,032	Xilinx, Inc.	224,253
52,850	Yahoo!, Inc.*	733,558
		72,459,131
	Materials - 3.8%
10,320	Air Products & Chemicals, Inc.	749,026
2,011	Airgas, Inc.	131,298
8,848	AK Steel Holding Corp.	123,784
2,589	Albemarle Corp.	112,932
110,817	Alcoa, Inc.	1,237,826
5,694	Allegheny Technologies, Inc.	271,091
3,117	AptarGroup, Inc.	134,249
8,903	Ashland, Inc.	452,718
5,124	Ball Corp.	298,422
7,513	Bemis Co., Inc.	225,090
4,652	Cabot Corp.	137,234
7,604	Celanese Corp., Series A	213,596
6,831	Century Aluminum Co.*	71,247
1,934	CF Industries Holdings, Inc.	157,022
2,740	Cliffs Natural Resources, Inc.	155,002
15,813	Commercial Metals Co.	227,549
10,751	Crown Holdings, Inc.*	299,200
3,389	Cytec Industries, Inc.	169,179
4,663	Domtar Corp.	272,786
98,197	Dow Chemical Co. (The)	2,683,724
58,343	E.I. du Pont de Nemours & Co.	2,372,810
5,490	Eastman Chemical Co.	343,894
7,547	Ecolab, Inc.	369,124
2,576	FMC Corp.	160,974
17,232	Freeport-McMoRan Copper & Gold, Inc.	1,232,777
10,957	Graphic Packaging Holding Co.*	38,350
2,681	Greif, Inc., Class A	159,868
19,104	Huntsman Corp.	200,019
3,638	International Flavors & Fragrances, Inc.	165,092
49,950	International Paper Co.	1,208,790
13,867	Louisiana-Pacific Corp.*	100,952
3,239	Lubrizol Corp. (The)	302,814
2,016	Martin Marietta Materials, Inc.	172,166
16,770	MeadWestvaco Corp.	401,809
13,092	Monsanto Co.	757,241
3,760	Mosaic Co. (The)	179,164
6,585	Nalco Holding Co.	160,608
13,547	Newmont Mining Corp.	757,277
26,626	Nucor Corp.	1,042,142
6,557	Olin Corp.	133,107
13,388	Owens-Illinois, Inc.*	370,178
5,049	Packaging Corp. of America	121,176
7,762	Pactiv Corp.*	236,120
11,052	PPG Industries, Inc.	767,782
10,636	Praxair, Inc.	923,418
5,511	Reliance Steel & Aluminum Co.	216,472
1,869	Rock-Tenn Co., Class A	99,468
5,024	Rockwood Holdings, Inc.*	146,751
9,475	RPM International, Inc.	177,846
3,655	Scotts Miracle-Gro Co. (The), Class A	176,354
11,306	Sealed Air Corp.	244,549
5,594	Sherwin-Williams Co. (The)	386,825
3,700	Sigma-Aldrich Corp.	207,570
3,238	Silgan Holdings, Inc.	92,024
7,552	Sonoco Products Co.	246,950
13,324	Southern Copper Corp.	418,507
14,547	Steel Dynamics, Inc.	208,313
18,404	Temple-Inland, Inc.	369,184
11,725	United States Steel Corp.	519,769
6,106	Valspar Corp. (The)	191,790
8,280	Vulcan Materials Co.	374,587
3,384	W.R. Grace & Co.*	86,867
1,753	Westlake Chemical Corp.	43,369
19,711	Weyerhaeuser Co.	319,712
8,091	Worthington Industries, Inc.	115,944
		25,443,478
	Telecommunication Services - 4.8%
5,179	American Tower Corp., Class A*	239,477
581,191	AT&T, Inc.	15,076,094
7,849	CenturyLink, Inc.	279,581
5,790	Crown Castle International Corp.*	228,763
58,909	Frontier Communications Corp.	450,065
6,890	Leap Wireless International, Inc.*	81,922
121,738	Level 3 Communications, Inc.*	137,564
20,288	MetroPCS Communications, Inc.*	181,578
2,739	Millicom International Cellular SA (Luxembourg)	255,330
5,929	NII Holdings, Inc.*	222,100
144,196	Qwest Communications International, Inc.	816,149
638,937	Sprint Nextel Corp.*	2,919,942
10,500	Telephone & Data Systems, Inc.	358,365
7,316	tw telecom, Inc.*	138,419
6,459	United States Cellular Corp.*	303,767
363,657	Verizon Communications, Inc.	10,567,872
34,264	Windstream Corp.	390,610
		32,647,598
	Utilities - 5.9%
125,096	AES Corp. (The)*	1,289,740
6,503	AGL Resources, Inc.	247,114
14,763	Allegheny Energy, Inc.	336,596
9,703	Alliant Energy Corp.	335,336
34,604	Ameren Corp.	877,904
38,498	American Electric Power Co., Inc.	1,385,158
9,674	American Water Works Co., Inc.	206,830
6,171	Aqua America, Inc.	120,273
10,862	Atmos Energy Corp.	314,998
4,809	Avista Corp.	100,604
3,524	Black Hills Corp.	112,486
26,515	Calpine Corp.*	357,953
37,763	CenterPoint Energy, Inc.	537,368
3,918	Cleco Corp.	111,859
19,604	CMS Energy Corp.	312,096
25,652	Consolidated Edison, Inc.	1,183,070
21,429	Constellation Energy Group, Inc.	677,156
42,322	Dominion Resources, Inc.	1,777,101
5,911	DPL, Inc.	149,608

17,281	DTE Energy Co.	$797,691
127,438	Duke Energy Corp.	2,179,190
48,178	Dynegy, Inc., Class A*	171,032
32,721	Edison International	1,084,701
3,593	Energen Corp.	159,673
13,679	Entergy Corp.	1,060,259
5,489	EQT Corp.	201,337
52,614	Exelon Corp.	2,200,844
37,863	FirstEnergy Corp.	1,427,435
14,032	Great Plains Energy, Inc.	251,734
9,517	Hawaiian Electric Industries, Inc.	224,125
3,983	IDACORP, Inc.	140,281
8,298	Integrys Energy Group, Inc.	392,910
14,610	MDU Resources Group, Inc.	288,548
26,852	Mirant Corp.*	294,567
4,183	National Fuel Gas Co.	200,993
3,440	New Jersey Resources Corp.	128,415
32,012	NextEra Energy, Inc.	1,674,228
4,244	Nicor, Inc.	185,845
39,052	NiSource, Inc.	644,358
13,767	Northeast Utilities	383,273
3,873	NorthWestern Corp.	109,219
28,993	NRG Energy, Inc.*	657,561
8,601	NSTAR	319,613
20,599	NV Energy, Inc.	261,607
7,533	OGE Energy Corp.	298,608
10,194	ONEOK, Inc.	474,327
30,804	Pepco Holdings, Inc.	520,896
33,546	PG&E Corp.	1,489,442
5,331	Piedmont Natural Gas Co., Inc.	141,911
13,236	Pinnacle West Capital Corp.	504,159
12,045	PNM Resources, Inc.	142,492
8,343	Portland General Electric Co.	159,351
40,042	PPL Corp.	1,092,746
28,685	Progress Energy, Inc.	1,207,925
38,007	Public Service Enterprise Group, Inc.	1,250,430
7,943	Questar Corp.	130,662
102,880	RRI Energy, Inc.*	406,376
12,493	SCANA Corp.	478,607
16,915	Sempra Energy	841,521
66,521	Southern Co.	2,350,187
4,246	Southwest Gas Corp.	136,594
19,381	TECO Energy, Inc.	316,686
10,469	UGI Corp.	282,244
4,280	Unisource Energy Corp.	138,158
7,721	Vectren Corp.	191,249
10,956	Westar Energy, Inc.	261,629
4,687	WGL Holdings, Inc.	169,107
7,246	Wisconsin Energy Corp.	393,313
39,410	Xcel Energy, Inc.	866,626
		40,117,935
	Total Investments (Cost $728,094,881)(a)-100.0%	676,071,478
	Other assets less liabilities-0.0%	250,040
	Net Assets-100.0%	$676,321,518

Investment Abbreviations:

REIT      - Real Estate Investment Trust

Notes to Schedule of Investments:

* Non-income producing security.

(-) Affiliated company. The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from the investment in Invesco Ltd. for the three months ended July 31, 2010.

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value	Dividend
	04/30/10	at Cost	from Sales	(Depreciation)	Gain	07/31/10	Income
Invesco Ltd.	$279,926	$32,471	$(1,031)	$(41,673)	$389	$270,082	$1,367

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $760,281,283. The net unrealized depreciation was $84,209,805 which consisted of aggregate gross unrealized appreciation of $35,912,153 and aggregate gross unrealized depreciation of $120,121,958.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 17.4%
68,603	1-800-FLOWERS.COM, Inc., Class A*	$152,985
10,451	99 Cents Only Stores*	173,696
9,658	Aeropostale, Inc.*	274,577
17,265	AFC Enterprises, Inc.*	163,500
10,978	AH Belo Corp., Class A*	84,970
4,921	Alloy, Inc.*	46,700
6,777	Ambassadors Group, Inc.	76,851
976	Amcon Distributing Co.	58,472
12,743	American Apparel, Inc.*	20,516
18,941	American Axle & Manufacturing Holdings, Inc.*	176,341
19,531	American Greetings Corp., Class A	400,190
2,546	America’s Car-Mart, Inc.*	59,271
8,758	Ameristar Casinos, Inc.	138,201
4,714	Arbitron, Inc.	136,235
11,395	Arctic Cat, Inc.*	113,380
15,986	Audiovox Corp., Class A*	119,096
6,367	Bally Technologies, Inc.*	205,654
10,693	Bebe Stores, Inc.	63,623
56,655	Belo Corp., Class A*	342,763
4,874	Benihana, Inc.*	32,997
10,968	Benihana, Inc., Class A*	68,660
9,417	Big 5 Sporting Goods Corp.	129,390
370	Biglari Holdings, Inc.*	107,485
4,201	BJ’s Restaurants, Inc.*	107,125
804	Blue Nile, Inc.*	40,924
7,016	Blyth, Inc.	277,483
12,674	Bob Evans Farms, Inc.	332,312
24,938	Bon-Ton Stores, Inc. (The)*	238,407
12,880	Books-A-Million, Inc.	83,462
171,088	Borders Group, Inc.*	227,547
11,789	Brookfield Homes Corp.*	87,828
25,406	Brown Shoe Co., Inc.	371,436
5,554	Buckle, Inc. (The)	153,013
1,581	Buffalo Wild Wings, Inc.*	67,414
19,326	Build-A-Bear Workshop, Inc.*	116,922
13,901	Cache, Inc.*	71,729
8,726	California Pizza Kitchen, Inc.*	156,544
35,582	Callaway Golf Co.	240,178
628	Capella Education Co.*	58,354
9,325	Carmike Cinemas, Inc.*	68,166
11,262	Carrols Restaurant Group, Inc.*	58,337
5,657	Carter’s, Inc.*	137,126
26,676	Casual Male Retail Group, Inc.*	92,299
10,603	Cato Corp. (The), Class A	246,838
1,578	Cavco Industries, Inc.*	55,325
6,681	CEC Entertainment, Inc.*	232,031
14,447	Cheesecake Factory, Inc. (The)*	338,638
3,990	Cherokee, Inc.	78,324
10,284	Children’s Place Retail Stores, Inc. (The)*	430,385
3,426	Chipotle Mexican Grill, Inc.*	506,705
8,528	Choice Hotels International, Inc.	281,509
17,929	Christopher & Banks Corp.	132,495
1,526	Churchill Downs, Inc.	55,501
7,619	Cinemark Holdings, Inc.	111,161
2,373	Citi Trends, Inc.*	74,488
17,259	CKX, Inc.*	90,437
6,882	Coinstar, Inc.*	313,131
29,666	Coldwater Creek, Inc.*	116,291
3,436	Columbia Sportswear Co.	168,398
32,389	Conn’s, Inc.*	170,366
24,784	Cooper Tire & Rubber Co.	535,582
18,165	Corinthian Colleges, Inc.*	165,301
5,253	CPI Corp.	130,485
9,180	Cracker Barrel Old Country Store, Inc.	449,636
19,980	Crocs, Inc.*	256,343
4,390	CSS Industries, Inc.	79,108
4,819	CTC Media, Inc.	86,887
4,368	Deckers Outdoor Corp.*	222,288
51,879	Denny’s Corp.*	139,036
4,415	Destination Maternity Corp.*	136,644
5,091	DeVry, Inc.	273,896
6,549	DineEquity, Inc.*	238,777
3,991	Dorman Products, Inc.*	93,150
18,689	Dover Downs Gaming & Entertainment, Inc.	62,421
16,497	Dress Barn, Inc. (The)*	407,476
5,370	Drew Industries, Inc.*	113,468
13,919	drugstore.com, Inc.*	38,416
10,977	DSW, Inc., Class A*	292,098
2,286	Einstein Noah Restaurant Group, Inc.*	26,563
25,086	Entercom Communications Corp., Class A*	210,221
45,370	Entravision Communications Corp., Class A*	97,999
16,487	Ethan Allen Interiors, Inc.	252,911
19,125	Finish Line, Inc. (The), Class A	273,679
3,866	Fisher Communications, Inc.*	68,428
5,771	Fossil, Inc.*	228,532
23,378	Fred’s, Inc., Class A	253,417
2,010	Fuel Systems Solutions, Inc.*	61,124
51,143	Furniture Brands International, Inc.*	282,309
17,493	Gaylord Entertainment Co.*	507,122
13,820	Genesco, Inc.*	377,148
21,830	Gentex Corp.	420,664
4,805	G-III Apparel Group Ltd.*	123,969
3,929	Global Sources Ltd. (Bermuda)*	34,025
84,081	Gray Television, Inc.*	218,611
26,856	Great Wolf Resorts, Inc.*	59,620
3,601	Guess?, Inc.	128,556
5,396	Gymboree Corp.*	233,647
18,460	Harte-Hanks, Inc.	208,229
10,594	Haverty Furniture Cos., Inc.	128,399
2,255	Hawk Corp., Class A*	65,914
7,059	Helen of Troy Ltd.*	169,134
3,256	hhgregg, Inc.*	66,064
5,389	Hibbett Sports, Inc.*	142,647
7,320	Hillenbrand, Inc.	161,699
4,854	Hooker Furniture Corp.	57,374
27,655	Hot Topic, Inc.	146,295
15,616	HSN, Inc.*	459,110
12,812	Iconix Brand Group, Inc.*	210,886
16,247	International Speedway Corp., Class A	420,797
8,370	Interval Leisure Group, Inc.*	116,427

19,824	Isle of Capri Casinos, Inc.*	$166,522
3,941	ITT Educational Services, Inc.*	318,196
4,719	J.Crew Group, Inc.*	168,138
70,412	Jackson Hewitt Tax Service, Inc.*	78,157
24,338	JAKKS Pacific, Inc.*	384,054
7,267	Jo-Ann Stores, Inc.*	304,415
9,542	John Wiley & Sons, Inc., Class A	375,764
4,031	Jos. A. Bank Clothiers, Inc.*	236,539
38,375	Journal Communications, Inc., Class A*	182,665
3,279	K12, Inc.*	85,418
11,339	Kenneth Cole Productions, Inc., Class A*	152,283
2,991	Kirkland’s, Inc.*	50,428
6,319	Knology, Inc.*	71,405
24,551	Krispy Kreme Doughnuts, Inc.*	96,731
19,973	K-Swiss, Inc., Class A*	238,677
8,574	Landry’s Restaurants, Inc.*	209,977
21,882	La-Z-Boy, Inc.*	187,310
13,353	Leapfrog Enterprises, Inc.*	67,833
75,505	Lee Enterprises, Inc.*	221,985
6,315	Liberty Media Corp. - Capital, Series A*	294,532
5,637	Life Time Fitness, Inc.*	204,961
4,837	Lifetime Brands, Inc.*	71,056
25,825	Lin TV Corp., Class A*	151,076
2,936	Lincoln Educational Services Corp.*	61,920
43,784	Lions Gate Entertainment Corp. (Canada)*	288,974
54,186	Lithia Motors, Inc., Class A	476,837
19,816	LKQ Corp.*	391,960
15,745	LodgeNet Interactive Corp.*	56,682
11,952	Luby’s, Inc.*	62,150
1,285	Lululemon Athletica, Inc.*	53,302
2,410	Lumber Liquidators Holdings, Inc.*	59,816
12,119	M/I Homes, Inc.*	127,855
5,753	Maidenform Brands, Inc.*	142,847
11,355	Marcus Corp.	138,531
3,579	Marine Products Corp.*	21,796
16,363	MarineMax, Inc.*	124,359
5,080	Martha Stewart Living Omnimedia, Inc., Class A*	25,654
6,462	Matthews International Corp., Class A	233,343
95,377	McClatchy Co. (The), Class A*	333,819
9,356	McCormick & Schmick’s Seafood Restaurants, Inc.*	74,006
28,369	Media General, Inc., Class A*	293,052
36,824	Mediacom Communications Corp., Class A*	270,288
20,080	Men’s Wearhouse, Inc. (The)	390,757
16,634	Meritage Homes Corp.*	292,426
31,835	Modine Manufacturing Co.*	323,125
6,059	Monarch Casino & Resort, Inc.*	64,528
2,959	Monro Muffler Brake, Inc.	121,437
20,520	Morgans Hotel Group Co.*	152,053
1,409	Morningstar, Inc.*	63,419
10,481	Morton’s Restaurant Group, Inc.*	51,252
11,700	Movado Group, Inc.*	132,912
17,901	Multimedia Games, Inc.*	75,184
914	National Presto Industries, Inc.	93,219
30,204	Nautilus, Inc.*	59,804
5,267	Netflix, Inc.*	540,131
20,899	New York & Co., Inc.*	46,605
5,779	NutriSystem, Inc.	113,037
18,990	O’Charley’s, Inc.*	132,360
17,375	Orbitz Worldwide, Inc.*	78,361
18,910	Orient-Express Hotels Ltd., Class A*	172,270
4,836	Overstock.com, Inc.*	95,608
9,359	Oxford Industries, Inc.	209,642
5,583	P.F. Chang’s China Bistro, Inc.	231,136
72,351	Pacific Sunwear of California, Inc.*	292,298
3,865	Panera Bread Co., Class A*	302,282
6,541	Papa John’s International, Inc.*	165,684
1,906	Peet’s Coffee & Tea, Inc.*	77,441
35,550	Pep Boys - Manny, Moe & Jack (The)	341,280
6,965	Perry Ellis International, Inc.*	155,946
35,060	Pier 1 Imports, Inc.*	245,069
39,475	Pinnacle Entertainment, Inc.*	428,304
16,271	Playboy Enterprises, Inc., Class B*	88,026
15,824	Pool Corp.	350,185
1,527	Pre-Paid Legal Services, Inc.*	74,915
1,749	Priceline.com, Inc.*	392,476
11,285	PRIMEDIA, Inc.	34,081
40,517	Radio One, Inc., Class D*	44,569
9,416	RC2 Corp.*	155,835
28,475	RCN Corp.*	425,416
11,522	Red Lion Hotels Corp.*	85,839
6,728	Red Robin Gourmet Burgers, Inc.*	143,575
28,359	Retail Ventures, Inc.*	274,799
36,816	Ruby Tuesday, Inc.*	376,260
18,018	Ruth’s Hospitality Group, Inc.*	72,793
19,939	Ryland Group, Inc.	325,404
22,248	Sally Beauty Holdings, Inc.*	210,466
10,300	Scholastic Corp.	260,899
16,226	Scientific Games Corp., Class A*	171,833
35,805	Sealy Corp.*	98,106
15,935	Select Comfort Corp.*	124,293
5,741	Shoe Carnival, Inc.*	120,848
12,699	Shuffle Master, Inc.*	111,624
2,096	Shutterfly, Inc.*	52,568
35,463	Sinclair Broadcast Group, Inc., Class A*	214,196
11,284	Skechers U.S.A., Inc., Class A*	418,524
5,336	Skyline Corp.	107,147
12,929	Smith & Wesson Holding Corp.*	49,777
22,686	Sonic Corp.*	199,637
11,740	Sotheby’s	318,506
17,794	Spartan Motors, Inc.	76,336
6,140	Speedway Motorsports, Inc.	84,241
20,134	Stage Stores, Inc.	221,474
16,884	Standard Motor Products, Inc.	165,463
60,680	Standard Pacific Corp.*	242,720
6,503	Stanley Furniture Co., Inc.*	24,906
21,963	Stein Mart, Inc.*	169,554
2,868	Steiner Leisure Ltd.*	121,919
5,441	Steinway Musical Instruments, Inc.*	105,991
4,156	Steven Madden Ltd.*	160,546
37,146	Stewart Enterprises, Inc., Class A	199,474
8,674	Stoneridge, Inc.*	92,899
1,001	Strayer Education, Inc.	239,639
15,493	Superior Industries International, Inc.	222,944
2,614	Syms Corp.*	19,527
6,456	Systemax, Inc.	105,620
11,051	Talbots, Inc. (The)*	126,976
6,066	Tempur-Pedic International, Inc.*	186,044
10,585	Texas Roadhouse, Inc.*	142,686
15,052	Timberland Co. (The), Class A*	265,216
17,166	Town Sports International Holdings, Inc.*	49,610
73,889	TravelCenters of America LLC*	200,239
2,196	True Religion Apparel, Inc.*	53,978

21,419	Tuesday Morning Corp.*	$93,387
9,923	Ulta Salon, Cosmetics & Fragrance, Inc.*	250,655
5,625	Under Armour, Inc., Class A*	211,275
40,630	Unifi, Inc.*	159,270
3,175	Universal Electronics, Inc.*	55,753
2,732	Universal Technical Institute, Inc.	55,651
11,031	Vail Resorts, Inc.*	417,854
12,077	Valassis Communications, Inc.*	417,502
16,269	ValueVision Media, Inc., Class A*	29,772
2,544	Vitamin Shoppe, Inc.*	69,502
4,289	Volcom, Inc.*	69,782
10,606	Warnaco Group, Inc. (The)*	443,013
8,122	Weight Watchers International, Inc.	222,462
10,787	West Marine, Inc.*	111,969
28,125	Wet Seal, Inc. (The), Class A*	95,062
3,187	Weyco Group, Inc.	80,631
11,232	Winnebago Industries, Inc.*	117,374
6,917	WMS Industries, Inc.*	266,374
10,709	Wolverine World Wide, Inc.	306,170
4,892	Wonder Auto Technology, Inc.*	39,968
20,556	World Wrestling Entertainment, Inc., Class A	329,718
76,900	Zale Corp.*	135,344
4,886	Zumiez, Inc.*	89,414
		45,118,098
	Consumer Staples - 3.1%
1,608	Alico, Inc.	39,171
59,681	Alliance One International, Inc.*	224,997
29,693	American Oriental Bioengineering, Inc. (China)*	75,123
9,740	Andersons, Inc. (The)	334,764
801	Arden Group, Inc., Class A	74,044
1,776	Boston Beer Co., Inc., Class A*	123,183
3,529	Calavo Growers, Inc.	74,532
4,596	Cal-Maine Foods, Inc.	145,188
3,573	Cellu Tissue Holdings, Inc.*	30,585
11,243	Central European Distribution Corp.*	293,105
10,761	Central Garden & Pet Co.*	112,022
28,308	Central Garden & Pet Co., Class A*	286,194
3,186	Coca-Cola Bottling Co. Consolidated	164,398
18,513	Darling International, Inc.*	151,066
3,992	Diamond Foods, Inc.	177,804
13,435	Elizabeth Arden, Inc.*	208,646
2,049	Farmer Bros. Co.	34,587
6,883	Green Mountain Coffee Roasters, Inc.*	211,928
18,201	Hain Celestial Group, Inc. (The)*	383,313
4,430	Hansen Natural Corp.*	185,573
23,937	Heckmann Corp.*	108,435
9,728	Herbalife Ltd. (Cayman Islands)	482,898
10,430	Imperial Sugar Co.	125,160
8,962	Ingles Markets, Inc., Class A	145,722
2,761	Inter Parfums, Inc.	48,179
2,780	J & J Snack Foods Corp.	115,954
4,867	Lancaster Colony Corp.	252,695
9,642	Lance, Inc.	203,735
12,360	Mannatech, Inc.*	33,619
4,074	Mead Johnson Nutrition Co.	216,492
5,568	MGP Ingredients, Inc.*	42,205
3,180	National Beverage Corp.	45,220
12,102	Nu Skin Enterprises, Inc., Class A	344,665
4,328	Nutraceutical International Corp.*	68,166
13,712	Omega Protein Corp.*	71,302
12,182	Prestige Brands Holdings, Inc.*	100,136
7,864	PriceSmart, Inc.	220,192
26,069	Reddy Ice Holdings, Inc.*	91,242
1,206	Revlon, Inc., Class A*	15,123
6,263	Sanderson Farms, Inc.	292,795
18,034	Smart Balance, Inc.*	68,890
19,766	Spartan Stores, Inc.	283,840
9,749	Susser Holdings Corp.*	117,085
6,509	Tootsie Roll Industries, Inc.	164,222
6,865	TreeHouse Foods, Inc.*	327,392
2,777	USANA Health Sciences, Inc.*	116,356
13,912	Vector Group Ltd.	263,632
3,128	Village Super Market, Inc., Class A	85,520
4,153	WD-40 Co.	151,003
4,455	Zhongpin, Inc.*	65,578
		7,997,676
	Energy - 5.8%
1,463	Adams Resources & Energy, Inc.	30,723
34,902	Allis-Chalmers Energy, Inc.*	91,094
1,299	Apco Oil And Gas International, Inc. (Cayman Islands)	35,138
5,634	Approach Resources, Inc.*	37,973
10,361	Atlas Energy, Inc.*	306,582
9,500	ATP Oil & Gas Corp.*	100,320
11,401	Atwood Oceanics, Inc.*	310,107
33,502	Basic Energy Services, Inc.*	313,914
12,435	Berry Petroleum Co., Class A	370,812
5,398	Bill Barrett Corp.*	190,981
4,637	Brigham Exploration Co.*	80,035
10,744	Bristow Group, Inc.*	359,172
16,918	Bronco Drilling Co., Inc.*	64,288
47,909	Cal Dive International, Inc.*	283,621
2,244	CARBO Ceramics, Inc.	179,969
6,072	Carrizo Oil & Gas, Inc.*	119,072
2,597	Clayton Williams Energy, Inc.*	115,593
22,975	Cloud Peak Energy, Inc.*	352,666
3,424	Cobalt International Energy, Inc.*	28,625
10,923	Comstock Resources, Inc.*	276,461
7,448	Concho Resources, Inc.*	446,731
1,877	Contango Oil & Gas Co.*	82,288
2,568	Continental Resources, Inc.*	116,921
17,999	Copano Energy LLC	503,792
3,294	Core Laboratories NV (Netherlands)	254,462
13,794	CVR Energy, Inc.*	111,731
3,412	Dawson Geophysical Co.*	79,534
12,690	Delek US Holdings, Inc.	95,175
71,085	Delta Petroleum Corp.*	57,934
43,222	DHT Holdings, Inc.	181,532
3,087	Dril-Quip, Inc.*	161,388
73,535	Endeavour International Corp.*	90,448
6,494	Energy XXI Bermuda Ltd. (Bermuda)*	110,203
16,179	ENGlobal Corp.*	36,079
6,124	Geokinetics, Inc.*	27,007
36,987	Global Industries Ltd.*	175,318
8,349	GMX Resources, Inc.*	51,680
6,721	Goodrich Petroleum Corp.*	83,609
30,237	Gran Tierra Energy, Inc.*	168,723
5,066	Gulf Island Fabrication, Inc.	90,985
11,500	Gulfmark Offshore, Inc., Class A*	338,560
4,498	Gulfport Energy Corp.*	58,744
18,296	Harvest Natural Resources, Inc.*	151,857
102,565	Hercules Offshore, Inc.*	260,515

15,641	Hornbeck Offshore Services, Inc.*	$263,238
74,239	International Coal Group, Inc.*	334,076
1,083	InterOil Corp. (Canada)*	64,980
46,031	ION Geophysical Corp.*	202,076
5,113	James River Coal Co.*	89,529
11,063	Knightsbridge Tankers Ltd. (Bermuda)	206,436
5,177	Lufkin Industries, Inc.	212,827
11,736	Matrix Service Co.*	113,722
15,959	McMoRan Exploration Co.*	166,133
37,765	Newpark Resources, Inc.*	301,742
12,158	Nordic American Tanker Shipping Ltd. (Bermuda)	348,691
21,773	Omega Navigation Enterprises, Inc., Class A (United Kingdom)*	41,586
33,952	Pacific Ethanol, Inc.*	19,685
71,752	Parker Drilling Co.*	299,923
19,409	Patriot Coal Corp.*	234,073
10,373	Petroleum Development Corp.*	302,269
25,082	PetroQuest Energy, Inc.*	166,545
7,214	PHI, Inc.*	114,631
30,908	Pioneer Drilling Co.*	204,611
711	PrimeEnergy Corp.*	12,969
8,343	Quicksilver Resources, Inc.*	105,038
4,720	REX American Resources Corp.*	75,756
3,501	Rex Energy Corp.*	37,111
13,946	Rosetta Resources, Inc.*	307,788
8,247	RPC, Inc.	137,560
51,469	SandRidge Energy, Inc.*	303,667
13,525	StealthGas, Inc. (Greece)*	62,350
23,908	Stone Energy Corp.*	281,158
5,808	Superior Well Services, Inc.*	107,855
11,784	Swift Energy Co.*	305,559
3,479	T-3 Energy Services, Inc.*	88,227
14,709	Teekay Tankers Ltd., Class A (Marshall Islands)	196,218
11,169	Tesco Corp. (Canada)*	153,015
29,283	TETRA Technologies, Inc.*	305,129
13,298	Trico Marine Services, Inc.*	10,372
21,771	Tsakos Energy Navigation Ltd. (Bermuda)	321,775
7,664	Union Drilling, Inc.*	45,448
102,638	USEC, Inc.*	567,588
18,810	VAALCO Energy, Inc.*	112,296
3,954	Venoco, Inc.*	74,414
19,815	W&T Offshore, Inc.	182,496
14,117	Willbros Group, Inc.*	129,171
		14,992,095
	Financials - 22.1%
8,496	1st Source Corp.	156,241
6,795	Abington Bancorp, Inc.	64,824
9,802	Acadia Realty Trust REIT	181,729
37,380	Advance America Cash Advance Centers, Inc.	147,277
3,375	Agree Realty Corp. REIT	77,963
117	Alexander’s, Inc. REIT*	39,098
15,766	Alterra Capital Holdings Ltd. (Bermuda)	305,072
8,231	American Campus Communities, Inc. REIT	238,287
7,408	American Capital Agency Corp. REIT	203,868
32,174	American Equity Investment Life Holding Co.	347,479
3,244	American Physicians Capital, Inc.	132,842
5,503	American Safety Insurance Holdings Ltd. (Bermuda)*	90,800
11,777	Ameris Bancorp*	115,886
6,684	AMERISAFE, Inc.*	120,045
2,629	Ames National Corp.	50,871
5,042	AmTrust Financial Services, Inc.	64,689
70,103	Anchor Bancorp Wisconsin, Inc.*	51,245
34,880	Anworth Mortgage Asset Corp. REIT	243,114
46,329	Arbor Realty Trust, Inc. REIT*	286,777
9,638	Argo Group International Holdings Ltd. (Bermuda)	300,127
9,895	Arlington Asset Investment Corp., Class A	198,593
3,521	Arrow Financial Corp.	88,800
3,648	Artio Global Investors, Inc.	58,623
64,015	Ashford Hospitality Trust, Inc. REIT*	562,692
4,815	Asset Acceptance Capital Corp.*	21,619
7,730	Associated Estates Realty Corp. REIT	106,983
18,580	Assured Guaranty Ltd. (Bermuda)	291,706
8,403	Avatar Holdings, Inc.*	168,144
3,458	Baldwin & Lyons, Inc., Class B	77,252
1,827	BancFirst Corp.	75,236
22,291	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	275,740
9,185	Bancorp, Inc.*	69,347
11,670	BancTrust Financial Group, Inc.*	35,944
22,333	Bank Mutual Corp.	131,318
2,814	Bank of the Ozarks, Inc.	105,384
117,080	BankAtlantic Bancorp, Inc., Class A*	188,499
7,092	BankFinancial Corp.	62,977
46,181	Banner Corp.	108,525
5,193	Beneficial Mutual Bancorp, Inc.*	52,397
5,660	Berkshire Hills Bancorp, Inc.	114,275
24,606	BGC Partners, Inc., Class A	133,365
31,771	Boston Private Financial Holdings, Inc.	210,006
23,460	Brookline Bancorp, Inc.	227,093
13,581	Calamos Asset Management, Inc., Class A	141,242
2,754	Camden National Corp.	86,063
7,269	Capital City Bank Group, Inc.	100,530
63,549	Capital Trust, Inc., Class A REIT*	114,388
56,361	Capitol Bancorp Ltd.*	77,215
3,207	Capitol Federal Financial	100,796
35,161	CapLease, Inc. REIT	172,289
29,964	Capstead Mortgage Corp. REIT	350,579
13,189	Cardtronics, Inc.*	170,798
6,900	Cash America International, Inc.	231,150
33,325	Cathay General Bancorp	391,902
32,052	Cedar Shopping Centers, Inc. REIT	198,722
10,921	Center Financial Corp.*	56,462
85,873	Central Pacific Financial Corp.*	142,549
12,180	Chemical Financial Corp.	273,441
131,654	Chimera Investment Corp. REIT	509,501
5,497	Citizens & Northern Corp.	63,545
561,790	Citizens Republic Bancorp, Inc.*	507,971
9,252	Citizens, Inc.*	61,803
5,579	City Holding Co.	164,302
6,772	CNA Surety Corp.*	116,817
12,528	CoBiz Financial, Inc.	79,052
13,078	Cogdell Spencer, Inc. REIT	97,170
11,948	Cohen & Co., Inc. REIT*	59,621
2,141	Cohen & Steers, Inc.	47,744
8,470	Columbia Banking System, Inc.	154,832
10,272	Community Bank System, Inc.	254,232
5,894	Community Trust Bancorp, Inc.	161,967
15,588	Compass Diversified Holdings	234,911

22,341	CompuCredit Holdings Corp.	$113,269
43,359	Cousins Properties, Inc. REIT	297,009
5,831	Cowen Group, Inc., Class A*	24,257
16,047	Crawford & Co., Class B*	54,720
1,647	Credit Acceptance Corp.*	92,199
29,121	CVB Financial Corp.	296,452
3,833	Danvers Bancorp, Inc.	62,861
82,283	DCT Industrial Trust, Inc. REIT	385,907
52,069	DiamondRock Hospitality Co. REIT*	483,200
8,090	Digital Realty Trust, Inc. REIT	511,450
12,210	Dime Community Bancshares	159,951
6,776	Dollar Financial Corp.*	132,877
5,802	Donegal Group, Inc., Class A	68,232
3,198	Duff & Phelps Corp., Class A	34,666
7,723	DuPont Fabros Technology, Inc. REIT	194,929
6,824	EastGroup Properties, Inc. REIT	247,506
24,008	Education Realty Trust, Inc. REIT	166,856
830	EMC Insurance Group, Inc.	18,559
16,937	Employers Holdings, Inc.	263,201
5,915	Encore Capital Group, Inc.*	130,130
1,505	Enstar Group Ltd. (Bermuda)*	109,459
7,021	Enterprise Financial Services Corp.	71,895
11,489	Entertainment Properties Trust REIT	479,551
3,350	Equity Lifestyle Properties, Inc. REIT	177,316
13,045	Equity One, Inc. REIT	222,287
2,432	Evercore Partners, Inc., Class A	57,103
28,346	Extra Space Storage, Inc. REIT	439,646
8,685	EZCORP, Inc., Class A*	172,832
57,750	F.N.B. Corp.	494,917
8,431	FBL Financial Group, Inc., Class A	191,299
9,095	FBR Capital Markets Corp.*	30,014
153,626	FelCor Lodging Trust, Inc. REIT*	911,002
4,001	Financial Institutions, Inc.	75,899
7,704	First Bancorp	128,580
3,716	First Bancorp, Inc.	52,024
162,003	First BanCorp.*	91,532
35,382	First Busey Corp.	162,403
5,395	First Cash Financial Services, Inc.*	129,372
52,462	First Commonwealth Financial Corp.	278,049
9,090	First Community Bancshares, Inc.	133,714
7,450	First Defiance Financial Corp.	74,351
10,169	First Financial Bancorp	161,687
4,069	First Financial Bankshares, Inc.	199,462
3,346	First Financial Corp.	94,926
11,127	First Financial Holdings, Inc.	139,978
45,778	First Marblehead Corp. (The)*	123,143
29,238	First Merchants Corp.	253,786
5,242	First Mercury Financial Corp.	60,073
25,418	First Midwest Bancorp, Inc.	319,758
15,006	First Potomac Realty Trust REIT	232,593
5,197	First South Bancorp, Inc.	61,532
12,678	Flagstone Reinsurance Holdings SA (Luxembourg)	139,965
9,967	Flushing Financial Corp.	124,288
35,085	Forest City Enterprises, Inc., Class A*	445,580
7,645	Forestar Group, Inc.*	123,161
3,749	FPIC Insurance Group, Inc.*	110,783
20,428	Franklin Street Properties Corp. REIT	249,426
4,419	GAMCO Investors, Inc., Class A	177,821
5,357	Getty Realty Corp. REIT	128,354
19,216	GFI Group, Inc.	113,182
23,956	Glacier Bancorp, Inc.	382,817
3,712	Gladstone Commercial Corp. REIT	63,252
15,525	Gleacher & Co., Inc.*	31,050
64,512	Glimcher Realty Trust REIT	429,005
11,557	Global Indemnity PLC (Ireland)*	175,898
3,186	Government Properties Income Trust REIT	88,539
3,342	Great Southern Bancorp, Inc.	73,290
11,482	Greene Bankshares, Inc.*	115,164
2,229	Greenhill & Co., Inc.	151,683
3,777	Greenlight Capital Re Ltd., Class A (Cayman Islands)*	97,409
35,227	Grubb & Ellis Co.*	42,272
9,505	Hallmark Financial Services, Inc.*	96,381
7,764	Hancock Holding Co.	236,880
63,961	Hanmi Financial Corp.*	90,185
9,395	Harleysville Group, Inc.	295,755
6,150	Hatteras Financial Corp. REIT	182,286
19,871	Healthcare Realty Trust, Inc. REIT	466,372
6,828	Heartland Financial USA, Inc.	120,582
46,404	Hersha Hospitality Trust REIT	235,732
10,144	Hilltop Holdings, Inc.*	105,396
3,465	Home BancShares, Inc.	83,264
18,795	Horace Mann Educators Corp.	316,132
4,277	IBERIABANK Corp.	222,233
5,438	Independent Bank Corp.	129,479
6,044	Infinity Property & Casualty Corp.	290,354
36,076	Inland Real Estate Corp. REIT	299,431
4,107	International Assets Holding Corp.*	69,573
20,681	Investment Technology Group, Inc.*	324,899
7,805	Investors Bancorp, Inc.*	102,480
21,883	Investors Real Estate Trust REIT	185,349
1,856	Kansas City Life Insurance Co.	60,468
2,885	KBW, Inc.*	65,922
2,612	Kearny Financial Corp.	24,527
17,886	Kilroy Realty Corp. REIT	600,612
34,812	Kite Realty Group Trust REIT	161,528
25,317	Knight Capital Group, Inc., Class A*	364,058
19,629	LaBranche & Co., Inc.*	74,394
11,361	Lakeland Bancorp, Inc.	101,908
4,729	Lakeland Financial Corp.	97,086
20,266	LaSalle Hotel Properties REIT	480,710
11,035	Lazard Ltd., Class A (Bermuda)	327,408
5,220	LTC Properties, Inc. REIT	128,673
13,992	Maiden Holdings Ltd. (Bermuda)	95,985
16,000	MainSource Financial Group, Inc.	120,640
4,584	MarketAxess Holdings, Inc.	65,184
15,488	MB Financial, Inc.	268,562
14,849	Meadowbrook Insurance Group, Inc.	136,017
9,298	Medallion Financial Corp.	65,179
28,314	Medical Properties Trust, Inc. REIT	281,441
30,601	MGIC Investment Corp.*	262,863
7,873	Mid-America Apartment Communities, Inc. REIT	444,667
14,588	Mission West Properties, Inc. REIT	102,991
9,851	Monmouth Real Estate Investment Corp., Class A REIT	77,527
127,183	MPG Office Trust, Inc. REIT*	399,355
10,294	Nara Bancorp, Inc.*	73,808
1,765	NASB Financial, Inc.	26,510
24,477	National Financial Partners Corp.*	262,638
5,574	National Health Investors, Inc. REIT	209,861
1,453	National Interstate Corp.	32,416
46,945	National Penn Bancshares, Inc.	312,654

1,184	National Western Life Insurance Co., Class A	$182,525
4,830	Navigators Group, Inc. (The)*	205,903
11,242	NBT Bancorp, Inc.	248,223
12,660	Nelnet, Inc., Class A	255,226
29,371	NewAlliance Bancshares, Inc.	357,445
20,885	NewStar Financial, Inc.*	151,625
5,752	Northfield Bancorp, Inc.	74,143
88,414	NorthStar Realty Finance Corp. REIT	303,260
28,855	Northwest Bancshares, Inc.	350,011
6,144	OceanFirst Financial Corp.	77,783
20,927	Ocwen Financial Corp.*	220,989
34,047	Old National Bancorp	358,174
13,181	Old Second Bancorp, Inc.	18,322
15,536	OMEGA Healthcare Investors, Inc. REIT	341,481
6,359	One Liberty Properties, Inc. REIT	98,946
5,445	Oppenheimer Holdings, Inc., Class A	155,890
7,306	optionsXpress Holdings, Inc.*	113,974
17,054	Oriental Financial Group, Inc.	241,485
132,897	Pacific Capital Bancorp*	134,226
12,894	PacWest Bancorp	269,871
7,617	Park National Corp.	510,948
13,836	Parkway Properties, Inc. REIT	231,200
8,882	Penson Worldwide, Inc.*	47,785
6,153	Peoples Bancorp, Inc.	106,139
2,756	Pico Holdings, Inc.*	86,373
9,862	Pinnacle Financial Partners, Inc.*	99,508
5,959	Piper Jaffray Cos.*	185,861
19,212	PMA Capital Corp., Class A*	128,913
121,704	PMI Group, Inc. (The)*	380,934
2,377	Portfolio Recovery Associates, Inc.*	165,629
23,609	Post Properties, Inc. REIT	601,557
7,403	Potlatch Corp. REIT	274,355
14,213	Presidential Life Corp.	139,430
16,257	PrivateBancorp, Inc.	201,099
6,656	Prosperity Bancshares, Inc.	225,505
25,159	Provident Financial Services, Inc.	322,287
14,764	Provident New York Bancorp	137,010
3,692	PS Business Parks, Inc. REIT	214,394
36,616	Radian Group, Inc.	314,898
150,135	RAIT Financial Trust REIT*	300,270
22,810	Ramco-Gershenson Properties Trust REIT	262,315
9,311	Renasant Corp.	141,993
7,429	Republic Bancorp, Inc., Class A	184,091
26,623	Resource Capital Corp. REIT	162,400
3,146	Rewards Network, Inc.	43,698
5,998	RLI Corp.	332,829
14,318	S&T Bancorp, Inc.	290,655
4,117	S.Y. Bancorp, Inc.	102,637
6,969	Safety Insurance Group, Inc.	273,185
10,086	Sanders Morris Harris Group, Inc.	55,473
12,595	Sandy Spring Bancorp, Inc.	213,359
3,170	Saul Centers, Inc. REIT	134,091
2,673	SCBT Financial Corp.	86,151
14,209	SeaBright Holdings, Inc.	116,372
38,476	Seacoast Banking Corp. of Florida*	52,327
4,730	Shore Bancshares, Inc.	52,125
4,932	Sierra Bancorp	58,444
6,680	Signature Bank*	256,779
4,897	Simmons First National Corp., Class A	129,036
442,654	South Financial Group, Inc. (The)*	122,881
3,670	Southside Bancshares, Inc.	69,583
14,335	Southwest Bancorp, Inc.	208,574
9,195	Sovran Self Storage, Inc. REIT	338,376
13,398	St. Joe Co. (The)*	345,534
4,784	State Auto Financial Corp.	75,252
9,138	StellarOne Corp.	124,003
17,643	Sterling Bancorp	172,196
38,433	Sterling Bancshares, Inc.	199,467
108,307	Sterling Financial Corp.*	70,400
17,179	Stewart Information Services Corp.	171,618
6,181	Stifel Financial Corp.*	286,428
122,544	Strategic Hotels & Resorts, Inc. REIT*	564,928
2,893	Suffolk Bancorp	78,429
14,962	Sun Bancorp, Inc.*	79,897
9,758	Sun Communities, Inc. REIT	283,958
46,829	Sunstone Hotel Investors, Inc. REIT*	483,275
23,445	Superior Bancorp*	41,732
14,381	SWS Group, Inc.	125,402
10,572	Symetra Financial Corp.	123,270
5,545	Tanger Factory Outlet Centers, Inc. REIT	247,861
8,320	Taubman Centers, Inc. REIT	341,037
2,645	Taylor Capital Group, Inc.*	26,291
9,409	Texas Capital Bancshares, Inc.*	157,036
11,625	TFS Financial Corp.	144,847
2,430	Tompkins Financial Corp.	101,453
5,108	Tower Group, Inc.	110,077
8,966	TowneBank	138,076
6,784	TradeStation Group, Inc.*	43,350
5,296	Tree.com, Inc.*	38,131
4,940	TriCo Bancshares	93,218
38,338	TrustCo Bank Corp. NY	223,127
6,886	UMB Financial Corp.	259,051
37,331	Umpqua Holdings Corp.	467,757
7,921	Union First Market Bankshares Corp.	112,478
17,012	United Bankshares, Inc.	434,316
52,946	United Community Banks, Inc.*	164,133
4,053	United Financial Bancorp, Inc.	60,349
9,600	United Fire & Casualty Co.	205,824
1,874	Universal Health Realty Income Trust REIT	62,367
8,297	Universal Insurance Holdings, Inc.	33,188
5,950	Univest Corp. of Pennsylvania	103,114
1,070	Urstadt Biddle Properties, Inc. REIT	16,585
5,993	Urstadt Biddle Properties, Inc., Class A REIT	106,855
39,223	U-Store-It Trust REIT	316,530
15,424	Validus Holdings Ltd.	383,132
10,565	Virginia Commerce Bancorp, Inc.*	67,722
11,859	W.P. Carey & Co. LLC	361,699
11,325	Waddell & Reed Financial, Inc., Class A	269,875
14,014	Washington Real Estate Investment Trust	425,325
6,459	Washington Trust Bancorp, Inc.	125,046
14,834	WesBanco, Inc.	257,370
29,792	West Coast Bancorp*	75,970
5,524	Westamerica Bancorp	296,970
19,154	Western Alliance Bancorp*	139,250
8,729	Westfield Financial, Inc.	71,665
7,064	Wilshire Bancorp, Inc.	53,192
5,232	Winthrop Realty Trust REIT	64,458
8,130	Wintrust Financial Corp.	253,006
4,465	World Acceptance Corp.*	184,985
2,929	WSFS Financial Corp.	111,302
		57,308,832
	Health Care - 6.8%
1,211	Abraxis Bioscience, Inc.*	91,176

14,001	Accelrys, Inc.*	$98,707
18,200	Affymetrix, Inc.*	88,998
3,770	Air Methods Corp.*	119,698
8,568	Albany Molecular Research, Inc.*	55,692
2,506	Alexion Pharmaceuticals, Inc.*	136,226
5,515	Align Technology, Inc.*	95,685
11,341	Alkermes, Inc.*	146,299
20,760	Alliance HealthCare Services, Inc.*	87,192
27,737	Allied Healthcare International, Inc.*	68,788
5,695	Allscripts-Misys Healthcare Solutions, Inc.*	95,050
4,123	Amedisys, Inc.*	108,311
4,446	America Service Group, Inc.	78,427
6,204	American Dental Partners, Inc.*	71,098
7,501	American Medical Systems Holdings, Inc.*	167,722
22,921	AMN Healthcare Services, Inc.*	137,984
14,049	AmSurg Corp., Class A*	257,378
2,211	Analogic Corp.	100,534
5,922	Angiodynamics, Inc.*	91,258
3,271	Assisted Living Concepts, Inc., Class A*	102,906
3,764	Bio-Reference Labs, Inc.*	78,931
20,613	BioScrip, Inc.*	87,605
6,089	Bruker Corp.*	80,192
56,330	Cambrex Corp.*	199,972
3,081	Cantel Medical Corp.	48,926
6,966	Capital Senior Living Corp.*	37,616
3,960	Caraco Pharmaceutical Laboratories Ltd.*	23,918
7,033	Catalyst Health Solutions, Inc.*	243,201
15,442	Celera Corp.*	103,307
4,106	Chemed Corp.	217,290
960	Computer Programs & Systems, Inc.	43,171
11,400	CONMED Corp.*	219,222
10,288	Cooper Cos., Inc. (The)	399,792
1,819	CorVel Corp.*	72,378
15,633	Cross Country Healthcare, Inc.*	138,821
5,978	Cubist Pharmaceuticals, Inc.*	129,005
1,937	Dionex Corp.*	146,244
7,985	Eclipsys Corp.*	157,384
4,916	Emdeon, Inc., Class A*	61,450
1,078	Emergent Biosolutions, Inc.*	20,018
7,516	Emeritus Corp.*	129,350
1,676	Ensign Group, Inc. (The)	30,168
7,571	Enzon Pharmaceuticals, Inc.*	82,827
12,062	eResearchTechnology, Inc.*	97,702
39,232	Five Star Quality Care, Inc.*	143,197
6,995	Gen-Probe, Inc.*	314,565
9,635	Gentiva Health Services, Inc.*	198,770
7,082	Greatbatch, Inc.*	159,912
4,184	Haemonetics Corp.*	231,166
7,168	Hanger Orthopedic Group, Inc.*	122,931
12,653	Healthways, Inc.*	180,179
1,396	HMS Holdings Corp.*	78,623
2,256	ICU Medical, Inc.*	83,946
5,818	IDEXX Laboratories, Inc.*	341,749
7,232	Illumina, Inc.*	324,211
8,891	Immucor, Inc.*	170,885
3,110	Integra LifeSciences Holdings Corp.*	112,364
11,126	Invacare Corp.	265,133
15,125	inVentiv Health, Inc.*	392,343
6,648	Kendle International, Inc.*	81,837
64,207	KV Pharmaceutical Co., Class A*	68,701
1,641	Landauer, Inc.	103,006
8,539	LCA-Vision, Inc.*	44,317
2,181	LHC Group, Inc.*	50,141
3,804	Luminex Corp.*	61,929
10,068	Martek Biosciences Corp.*	208,307
3,354	Masimo Corp.	77,410
4,233	MedAssets, Inc.*	99,095
20,920	MedCath Corp.*	185,351
5,163	Medical Action Industries, Inc.*	70,733
8,027	Medicines Co. (The)*	73,929
8,214	Medicis Pharmaceutical Corp., Class A	208,225
4,205	MedQuist, Inc.*	36,331
4,006	Meridian Bioscience, Inc.	76,955
5,543	Merit Medical Systems, Inc.*	93,788
7,653	Molina Healthcare, Inc.*	228,136
3,468	MWI Veterinary Supply, Inc.*	182,625
5,066	Myriad Genetics, Inc.*	73,508
3,287	National Healthcare Corp.	114,782
4,857	Natus Medical, Inc.*	71,301
5,052	Odyssey HealthCare, Inc.*	135,192
5,813	Omnicell, Inc.*	71,616
2,196	Onyx Pharmaceuticals, Inc.*	57,096
3,800	Orthofix International NV (Netherlands)*	115,064
7,499	Par Pharmaceutical Cos., Inc.*	197,974
12,491	PAREXEL International Corp.*	256,440
36,914	PDL BioPharma, Inc.	229,605
8,356	Perrigo Co.	468,020
12,776	PharMerica Corp.*	166,855
6,598	Phase Forward, Inc.*	110,846
4,487	Providence Service Corp. (The)*	64,613
14,948	PSS World Medical, Inc.*	281,321
14,377	Psychiatric Solutions, Inc.*	476,454
1,957	Quality Systems, Inc.	107,478
5,363	RehabCare Group, Inc.*	113,642
23,107	Res-Care, Inc.*	226,911
5,516	ResMed, Inc.*	362,346
19,433	RTI Biologics, Inc.*	56,161
2,673	Salix Pharmaceuticals Ltd.*	113,362
4,857	Select Medical Holdings Corp.*	31,813
6,025	Sirona Dental Systems, Inc.*	185,450
25,735	Skilled Healthcare Group, Inc., Class A*	68,455
2,485	SonoSite, Inc.*	72,686
10,811	STERIS Corp.	343,682
30,097	Sun Healthcare Group, Inc.*	249,203
86,371	Sunrise Senior Living, Inc.*	258,249
3,715	SurModics, Inc.*	48,741
10,193	Symmetry Medical, Inc.*	99,178
7,071	Syneron Medical Ltd. (Israel)*	65,265
2,691	Team Health Holdings, Inc.*	35,279
2,489	Techne Corp.	145,358
4,650	Thoratec Corp.*	171,027
17,130	TomoTherapy, Inc.*	57,043
18,349	Triple-S Management Corp., Class B*	364,778
2,132	United Therapeutics Corp.*	104,233
5,816	Valeant Pharmaceuticals International*	327,557
16,429	VCA Antech, Inc.*	342,380
15,554	ViroPharma, Inc.*	204,846
2,107	Volcano Corp.*	46,501
6,925	West Pharmaceutical Services, Inc.	251,655
4,708	Wright Medical Group, Inc.*	73,492
4,280	Zoll Medical Corp.*	113,249
		17,649,116
	Industrials - 19.3%
2,182	AAON, Inc.	54,245

14,519	AAR Corp.*	$243,919
40,701	ACCO Brands Corp.*	240,950
13,272	Aceto Corp.	90,515
17,733	Actuant Corp., Class A	365,654
12,922	Administaff, Inc.	336,747
2,134	Advisory Board Co. (The)*	93,597
4,146	Aegean Marine Petroleum Network, Inc. (Greece)	85,242
2,473	Aerovironment, Inc.*	59,129
50,434	Air Transport Services Group, Inc.*	267,805
33,738	Aircastle Ltd. (Bermuda)	308,365
83,521	AirTran Holdings, Inc.*	402,571
3,783	Alamo Group, Inc.	88,636
1,484	Allegiant Travel Co.	65,875
10,385	Altra Holdings, Inc.*	150,583
2,510	American Commercial Lines, Inc.*	60,617
6,456	American Railcar Industries, Inc.*	88,124
22,151	American Reprographics Co.*	197,144
893	American Science & Engineering, Inc.	70,708
5,517	American Woodmark Corp.	91,196
2,659	Ameron International Corp.	163,369
2,493	Ampco-Pittsburgh Corp.	59,857
12,158	Apogee Enterprises, Inc.	136,899
16,639	Applied Industrial Technologies, Inc.	465,892
3,619	Applied Signal Technology, Inc.	75,130
3,788	Argon ST, Inc.*	130,572
12,677	Arkansas Best Corp.	286,120
8,953	Astec Industries, Inc.*	280,677
6,279	ATC Technology Corp.*	150,570
9,043	Atlas Air Worldwide Holdings, Inc.*	528,835
3,063	AZZ, Inc.	133,332
2,220	Badger Meter, Inc.	86,935
12,718	Baldor Electric Co.	486,082
16,395	Barnes Group, Inc.	301,340
3,217	Barrett Business Services, Inc.	48,126
18,711	Beacon Roofing Supply, Inc.*	319,210
15,766	Belden, Inc.	376,650
12,444	Blount International, Inc.*	132,529
13,632	Bowne & Co., Inc.	154,178
15,527	Brady Corp., Class A	431,806
5,754	Broadwind Energy, Inc.*	17,147
6,035	Bucyrus International, Inc.	375,498
39,649	Builders FirstSource, Inc.*	84,849
5,050	Cascade Corp.	192,759
19,157	Casella Waste Systems, Inc., Class A*	76,436
24,612	CBIZ, Inc.*	162,193
11,278	CDI Corp.	189,470
9,560	Celadon Group, Inc.*	149,518
36,978	Cenveo, Inc.*	227,784
15,693	Ceradyne, Inc.*	364,862
9,613	Chart Industries, Inc.*	171,208
20,292	China BAK Battery, Inc.*	31,250
3,438	CIRCOR International, Inc.	107,541
9,375	CLARCOR, Inc.	351,750
4,447	Clean Harbors, Inc.*	280,873
6,746	Colfax Corp.*	87,361
10,291	Columbus McKinnon Corp.*	161,877
14,540	Comfort Systems USA, Inc.	165,901
31,538	Commercial Vehicle Group, Inc.*	354,803
5,520	Consolidated Graphics, Inc.*	237,194
4,990	Copa Holdings SA, Class A (Panama)	257,734
9,389	Copart, Inc.*	342,135
6,456	Cornell Cos., Inc.*	180,316
10,845	Corporate Executive Board Co. (The)	305,504
2,482	CoStar Group, Inc.*	108,786
6,357	Courier Corp.	101,267
4,493	CRA International, Inc.*	86,355
3,984	Cubic Corp.	161,432
11,727	Curtiss-Wright Corp.	355,211
13,578	Danaos Corp. (Greece)*	56,484
17,832	Diana Shipping, Inc. (Greece)*	235,739
6,993	Dolan Co. (The)*	81,748
79,120	DryShips, Inc. (Greece)*	356,831
4,447	Ducommun, Inc.	92,898
5,982	DXP Enterprises, Inc.*	122,810
30,269	Dycom Industries, Inc.*	273,934
4,596	Dynamex, Inc.*	61,862
37,305	Eagle Bulk Shipping, Inc.*	180,556
9,389	Encore Wire Corp.	199,798
32,484	EnergySolutions, Inc.	163,395
17,710	EnerSys*	428,936
11,589	Ennis, Inc.	196,086
8,299	EnPro Industries, Inc.*	248,555
6,465	ESCO Technologies, Inc.	192,722
24,453	Euroseas Ltd.	86,319
29,339	Excel Maritime Carriers Ltd. (Liberia)*	180,728
2,760	Exponent, Inc.*	91,108
49,592	ExpressJet Holdings, Inc.*	148,776
35,477	Federal Signal Corp.	211,443
22,524	Force Protection, Inc.*	100,682
5,391	Forward Air Corp.	156,555
9,478	Franklin Covey Co.*	59,048
4,565	Franklin Electric Co., Inc.	140,374
7,009	FreightCar America, Inc.	174,033
11,536	FTI Consulting, Inc.*	407,798
15,218	Furmanite Corp.*	65,742
5,352	Fushi Copperweld, Inc.*	45,278
8,413	G&K Services, Inc., Class A	195,771
15,591	Genco Shipping & Trading Ltd.*	260,370
8,483	Genesee & Wyoming, Inc., Class A*	346,785
12,856	Geo Group, Inc. (The)*	277,433
4,329	GeoEye, Inc.*	149,437
16,797	Gibraltar Industries, Inc.*	181,240
14,353	Global Ship Lease, Inc., Class A*	34,734
3,820	Gorman-Rupp Co. (The)	114,371
7,954	GP Strategies Corp.*	60,053
12,454	Graco, Inc.	393,173
28,630	GrafTech International Ltd.*	448,918
17,481	Great Lakes Dredge & Dock Corp.	97,894
26,636	Greenbrier Cos., Inc.*	347,866
21,294	Griffon Corp.*	288,747
24,739	H&E Equipment Services, Inc.*	215,229
1,206	Harbin Electric, Inc.*	22,154
8,249	Hardinge, Inc.	69,787
15,668	Hawaiian Holdings, Inc.*	94,008
7,500	Healthcare Services Group, Inc.	167,550
15,998	Heartland Express, Inc.	256,288
1,454	HEICO Corp.	57,477
2,918	HEICO Corp., Class A	84,272
4,752	Heidrick & Struggles International, Inc.	95,515
4,304	Herley Industries, Inc.*	66,626
17,820	Herman Miller, Inc.	306,504
31,818	Hexcel Corp.*	594,678
7,530	Hill International, Inc.*	34,638

40,727	Horizon Lines, Inc., Class A	$188,973
4,975	Houston Wire & Cable Co.	60,048
11,544	Hub Group, Inc., Class A*	371,140
15,399	Hudson Highland Group, Inc.*	68,526
3,278	Hurco Cos., Inc.*	55,267
4,949	Huron Consulting Group, Inc.*	101,603
3,638	ICF International, Inc.*	83,674
5,373	IHS, Inc., Class A*	340,165
4,689	II-VI, Inc.*	160,739
7,763	Innerworkings, Inc.*	53,720
6,496	Insituform Technologies, Inc., Class A*	148,758
8,186	Insteel Industries, Inc.	76,048
17,142	Integrated Electrical Services, Inc.*	62,568
21,512	Interface, Inc., Class A	267,394
11,348	Interline Brands, Inc.*	205,285
2,505	International Shipholding Corp.	62,475
4,687	John Bean Technologies Corp.	73,633
6,911	Kadant, Inc.*	134,695
8,343	Kaman Corp.	190,554
4,821	KAR Auction Services, Inc.*	61,034
7,246	Kaydon Corp.	275,276
14,154	Kforce, Inc.*	191,221
23,750	Kimball International, Inc., Class B	148,200
13,623	Kirby Corp.*	523,668
9,425	Knight Transportation, Inc.	197,171
18,174	Knoll, Inc.	254,981
12,665	Korn/Ferry International*	177,943
3,991	LaBarge, Inc.*	50,007
6,856	Ladish Co., Inc.*	201,635
9,221	Landstar System, Inc.	373,819
3,393	Lawson Products, Inc.	60,429
7,881	Layne Christensen Co.*	198,680
3,823	LB Foster Co., Class A*	116,907
2,281	Lindsay Corp.	79,333
3,219	LMI Aerospace, Inc.*	55,431
14,974	LSI Industries, Inc.	78,763
10,721	Lydall, Inc.*	76,655
7,241	M&F Worldwide Corp.*	204,051
27,590	Macquarie Infrastructure Co. LLC*	395,365
6,654	Marten Transport Ltd.*	151,179
13,439	MasTec, Inc.*	142,722
7,370	McGrath Rentcorp	171,868
14,179	Metalico, Inc.*	59,410
3,665	Michael Baker Corp.*	142,202
2,461	Middleby Corp. (The)*	141,532
6,902	Miller Industries, Inc.	92,280
8,581	Mine Safety Appliances Co.	214,954
15,968	Mobile Mini, Inc.*	273,692
19,902	Mueller Industries, Inc.	491,977
71,601	Mueller Water Products, Inc., Class A	272,084
4,455	MYR Group, Inc.*	74,889
8,462	NACCO Industries, Inc., Class A	753,456
20,119	Navigant Consulting, Inc.*	197,971
32,147	Navios Maritime Holdings, Inc. (Greece)	180,345
135,587	NCI Building Systems, Inc.*	1,284,009
3,447	Nordson Corp.	217,333
5,368	Northwest Pipe Co.*	97,537
37,941	OceanFreight, Inc., Class A (Marshall Islands)*	45,909
12,567	Old Dominion Freight Line, Inc.*	495,517
15,668	On Assignment, Inc.*	75,676
13,214	Orbital Sciences Corp.*	193,453
3,302	Orion Marine Group, Inc.*	41,011
19,080	Otter Tail Corp.	392,094
48,200	Pacer International, Inc.*	397,168
16,750	Paragon Shipping, Inc., Class A	69,513
9,396	Park-Ohio Holdings Corp.*	127,316
342	Patriot Transportation Holding, Inc.*	25,975
11,167	Pike Electric Corp.*	104,858
18,226	Pinnacle Airlines Corp.*	101,154
11,329	Polypore International, Inc.*	278,240
3,417	Powell Industries, Inc.*	112,283
947	Preformed Line Products Co.	30,740
9,623	Quanex Building Products Corp.	169,269
5,538	RailAmerica, Inc.*	61,527
3,531	Raven Industries, Inc.	123,691
4,887	RBC Bearings, Inc.*	149,884
48,328	Republic Airways Holdings, Inc.*	302,050
11,306	Resources Connection, Inc.*	146,865
5,690	Robbins & Myers, Inc.	134,967
5,995	Rollins, Inc.	130,931
18,097	Rush Enterprises, Inc., Class A*	270,369
7,450	Rush Enterprises, Inc., Class B*	97,521
7,009	Safe Bulkers, Inc. (Marshall Islands)	54,951
14,850	Saia, Inc.*	224,235
10,173	Sauer-Danfoss, Inc.*	151,578
4,432	Schawk, Inc.	65,727
13,345	School Specialty, Inc.*	255,824
26,855	Seaspan Corp. (Hong Kong)	302,924
41,433	SFN Group, Inc.*	310,333
9,218	Simpson Manufacturing Co., Inc.	237,732
4,424	Standard Parking Corp.*	75,473
20,216	Standard Register Co. (The)	67,117
5,602	Standex International Corp.	168,172
37,456	Star Bulk Carriers Corp.	98,509
8,026	Stericycle, Inc.*	505,638
4,073	Sterling Construction Co., Inc.*	50,464
1,826	Sun Hydraulics Corp.	47,093
5,845	Sykes Enterprises, Inc.*	92,643
6,730	TAL International Group, Inc.	181,306
27,862	TBS International PLC, Class A (Ireland)*	183,332
5,235	Team, Inc.*	74,337
13,888	Tecumseh Products Co., Class A*	179,711
4,015	Tecumseh Products Co., Class B*	45,891
11,305	Teledyne Technologies, Inc.*	463,844
5,694	Tennant Co.	213,639
14,739	Tetra Tech, Inc.*	309,077
3,608	Textainer Group Holdings Ltd.	98,498
10,508	Thermadyne Holdings Corp.*	143,434
16,292	Titan International, Inc.	178,886
5,244	Titan Machinery, Inc.*	74,832
8,467	Toro Co. (The)	440,707
4,285	Towers Watson & Co., Class A	190,725
12,187	Tredegar Corp.	210,348
1,759	Trex Co., Inc.*	38,170
14,303	Trimas Corp.*	170,778
4,986	Triumph Group, Inc.	378,437
19,535	TrueBlue, Inc.*	251,415
6,021	Twin Disc, Inc.	77,791
22,186	Ultrapetrol Bahamas Ltd.*	106,049
4,744	UniFirst Corp.	208,546
7,502	Universal Forest Products, Inc.	232,337
5,366	Universal Truckload Services, Inc.*	81,510
3,524	US Ecology, Inc.	52,120

5,767	USA Truck, Inc.*	$94,521
3,407	Valmont Industries, Inc.	242,067
3,558	Verisk Analytics, Inc., Class A*	105,637
10,766	Viad Corp.	214,243
6,054	Vicor Corp.	95,290
14,245	Volt Information Sciences, Inc.*	127,208
1,206	VSE Corp.	42,825
39,893	Wabash National Corp.*	333,904
15,914	WABCO Holdings, Inc.*	615,554
7,366	Wabtec Corp.	328,597
6,437	Watsco, Inc.	358,605
11,685	Watts Water Technologies, Inc., Class A	376,257
3,420	Willis Lease Finance Corp.*	32,593
11,308	Woodward Governor Co.	341,954
350,160	YRC Worldwide, Inc.*	138,313
		50,025,457
	Information Technology - 16.7%
6,306	ACI Worldwide, Inc.*	122,336
2,773	Acme Packet, Inc.*	78,365
5,634	Actel Corp.*	82,594
23,203	Acxiom Corp.*	355,934
46,192	ADC Telecommunications, Inc.*	588,024
33,318	ADPT Corp.*	101,620
10,722	ADTRAN, Inc.	338,601
10,179	Advanced Energy Industries, Inc.*	179,252
2,325	Advent Software, Inc.*	119,179
10,856	Agilysys, Inc.	86,088
15,053	Anadigics, Inc.*	66,083
4,760	Anaren, Inc.*	75,303
1,652	Ancestry.com, Inc.*	32,610
8,242	ANSYS, Inc.*	370,478
9,137	Applied Micro Circuits Corp.*	109,279
9,985	Ariba, Inc.*	159,460
38,189	Arris Group, Inc.*	355,921
5,172	AsiaInfo-Linkage, Inc.*	105,509
5,834	Atheros Communications, Inc.*	154,251
96,640	Atmel Corp.*	505,427
8,804	ATMI, Inc.*	130,651
11,392	Avago Technologies Ltd. (Singapore)*	247,890
21,681	Aviat Networks, Inc.*	87,591
15,339	Avid Technology, Inc.*	198,333
72,484	Axcelis Technologies, Inc.*	121,048
3,108	Bel Fuse, Inc., Class B	73,287
7,752	Black Box Corp.	235,971
4,939	Blackbaud, Inc.	117,005
2,410	Blackboard, Inc.*	91,508
3,178	Blue Coat Systems, Inc.*	69,598
15,602	Brooks Automation, Inc.*	119,043
4,763	Cabot Microelectronics Corp.*	155,702
55,881	Cadence Design Systems, Inc.*	388,932
3,774	Canadian Solar, Inc. (China)*	45,665
1,422	Cass Information Systems, Inc.	49,400
29,757	CDC Corp., Class A (Hong Kong)*	59,514
11,470	Checkpoint Systems, Inc.*	229,056
13,352	China Security & Surveillance Technology, Inc. (China)*	76,640
66,581	CIBER, Inc.*	221,715
11,561	Ciena Corp.*	151,333
8,848	Cirrus Logic, Inc.*	172,536
4,644	Cogent, Inc.*	41,750
7,709	Cognex Corp.	143,773
7,607	Cogo Group, Inc.*	49,978
6,557	Coherent, Inc.*	242,740
6,068	Cohu, Inc.	95,146
58,134	Compuware Corp.*	475,536
7,464	Comtech Telecommunications Corp.*	160,998
3,574	Concur Technologies, Inc.*	165,405
4,563	CPI International, Inc.*	64,201
6,505	Cree, Inc.*	460,814
8,157	CSG Systems International, Inc.*	153,841
16,296	CTS Corp.	152,368
6,965	Cymer, Inc.*	231,795
22,269	Cypress Semiconductor Corp.*	236,051
13,099	Daktronics, Inc.	111,603
6,768	DealerTrack Holdings, Inc.*	105,648
2,727	Deltek, Inc.*	20,453
3,193	DG Fastchannel, Inc.*	121,749
7,190	Diamond Management & Technology Consultants, Inc.	78,012
4,518	Dice Holdings, Inc.*	37,048
7,897	Digi International, Inc.*	65,624
8,789	Digital River, Inc.*	231,063
6,544	Diodes, Inc.*	115,698
12,395	DSP Group, Inc.*	86,517
5,866	Dynamics Research Corp.*	57,018
43,143	EarthLink, Inc.	380,953
6,170	Electro Rent Corp.	85,146
8,531	Electro Scientific Industries, Inc.*	97,936
15,888	Electronics for Imaging, Inc.*	169,207
7,002	EMS Technologies, Inc.*	116,513
17,967	Emulex Corp.*	156,313
20,040	Energy Conversion Devices, Inc.*	96,994
37,420	Entegris, Inc.*	172,506
16,357	Epicor Software Corp.*	126,603
9,619	EPIQ Systems, Inc.	125,239
5,119	Equinix, Inc.*	478,678
12,594	Euronet Worldwide, Inc.*	197,726
76,760	Evergreen Solar, Inc.*	50,662
8,761	Exar Corp.*	61,239
1,009	ExlService Holdings, Inc.*	18,798
28,134	Extreme Networks, Inc.*	80,463
5,101	F5 Networks, Inc.*	448,021
3,254	FactSet Research Systems, Inc.	244,050
11,539	Fair Isaac Corp.	275,205
2,988	FARO Technologies, Inc.*	61,463
9,428	FEI Co.*	184,412
7,628	Finisar Corp.*	122,277
9,050	FormFactor, Inc.*	87,604
2,531	Forrester Research, Inc.*	81,701
6,678	Gartner, Inc.*	168,085
21,675	Genpact Ltd.*	326,642
17,734	Gerber Scientific, Inc.*	101,793
19,973	GigaMedia Ltd. (Taiwan, Republic of China)*	42,942
13,507	Global Cash Access Holdings, Inc.*	55,514
9,465	Global Payments, Inc.	357,114
7,205	Globecomm Systems, Inc.*	59,297
8,347	GSI Commerce, Inc.*	187,974
19,704	Harmonic, Inc.*	137,337
11,741	Heartland Payment Systems, Inc.	185,273
1,788	Hittite Microwave Corp.*	82,176
2,573	Hughes Communications, Inc.*	64,531
21,050	Hutchinson Technology, Inc.*	79,990
15,500	Hypercom Corp.*	67,115

3,606	iGATE Corp.	$64,006
42,036	Imation Corp.*	391,776
10,434	Infinera Corp.*	94,428
7,245	Informatica Corp.*	218,292
8,450	InfoSpace, Inc.*	66,163
45,877	Integrated Device Technology, Inc.*	266,545
4,807	InterDigital, Inc.*	131,183
11,703	Intermec, Inc.*	122,882
16,439	Internap Network Services Corp.*	76,935
20,364	International Rectifier Corp.*	397,709
8,095	Internet Brands, Inc., Class A*	88,883
29,851	Intersil Corp., Class A	339,107
4,335	Intevac, Inc.*	47,685
1,727	IPG Photonics Corp.*	27,822
6,106	Itron, Inc.*	397,317
4,671	Ixia*	51,288
5,661	IXYS Corp.*	49,987
5,931	j2 Global Communications, Inc.*	139,556
16,826	Jack Henry & Associates, Inc.	427,380
5,450	JDA Software Group, Inc.*	128,075
30,334	JDS Uniphase Corp.*	329,124
6,027	Kenexa Corp.*	72,505
7,241	Knot, Inc. (The)*	59,593
14,125	Kulicke & Soffa Industries, Inc.*	94,920
24,699	L-1 Identity Solutions, Inc.*	201,544
26,356	Lattice Semiconductor Corp.*	146,539
28,261	Lawson Software, Inc.*	225,240
10,879	Lender Processing Services, Inc.	347,475
21,172	Lionbridge Technologies, Inc.*	104,166
3,215	Liquidity Services, Inc.*	43,660
4,709	Littelfuse, Inc.*	167,687
4,332	Loral Space & Communications, Inc.*	207,243
3,033	Manhattan Associates, Inc.*	81,466
7,261	ManTech International Corp., Class A*	287,899
2,921	MAXIMUS, Inc.	175,815
4,829	Measurement Specialties, Inc.*	80,644
29,740	Mentor Graphics Corp.*	286,099
5,183	Mercury Computer Systems, Inc.*	68,416
10,352	Methode Electronics, Inc.	110,559
7,325	Micrel, Inc.	71,199
10,435	MICROS Systems, Inc.*	373,364
14,458	Microsemi Corp.*	230,750
1,595	MicroStrategy, Inc., Class A*	132,369
14,171	MKS Instruments, Inc.*	304,110
21,801	ModusLink Global Solutions, Inc.*	143,015
2,881	Monolithic Power Systems, Inc.*	50,763
4,518	Monotype Imaging Holdings, Inc.*	37,590
4,357	MTS Systems Corp.	126,048
3,394	Multi-Fineline Electronix, Inc.*	86,004
44,709	Nam Tai Electronics, Inc. (Hong Kong)*	194,484
7,174	National Instruments Corp.	228,851
2,229	NCI, Inc., Class A*	52,515
20,858	Ness Technologies, Inc.*	93,235
9,530	Net 1 UEPS Technologies, Inc.*	138,662
5,695	NETGEAR, Inc.*	136,680
2,065	Netlogic Microsystems, Inc.*	61,041
4,920	NetScout Systems, Inc.*	77,982
8,756	NeuStar, Inc., Class A*	203,402
11,751	Newport Corp.*	149,590
12,270	Novatel Wireless, Inc.*	82,209
72,024	Novell, Inc.*	435,025
13,756	OmniVision Technologies, Inc.*	306,896
40,004	Openwave Systems, Inc.*	81,208
3,806	Oplink Communications, Inc.*	61,315
30,731	Opnext, Inc.*	55,316
14,691	Orbotech Ltd. (Israel)*	161,895
4,196	OSI Systems, Inc.*	116,607
19,268	Parametric Technology Corp.*	345,668
5,990	Park Electrochemical Corp.	164,366
3,353	PC Connection, Inc.*	23,169
9,127	PC Mall, Inc.*	38,607
5,940	Perficient, Inc.*	51,381
6,734	Pericom Semiconductor Corp.*	61,549
46,452	Photronics, Inc.*	209,963
7,901	Plantronics, Inc.	236,793
10,178	Plexus Corp.*	297,198
32,027	PMC - Sierra, Inc.*	259,419
14,625	Polycom, Inc.*	434,070
2,093	Power Integrations, Inc.	73,988
19,407	Power-One, Inc.*	241,229
84,790	Powerwave Technologies, Inc.*	154,318
8,690	PRGX Global, Inc.*	47,882
7,823	Progress Software Corp.*	233,908
19,939	QLogic Corp.*	317,429
50,292	Quantum Corp.*	80,467
14,214	Quest Software, Inc.*	286,554
5,852	Rackspace Hosting, Inc.*	109,432
6,232	Radiant Systems, Inc.*	88,557
8,588	RadiSys Corp.*	84,764
25,109	RealNetworks, Inc.*	83,362
8,390	Red Hat, Inc.*	269,738
2,241	Renaissance Learning, Inc.	31,150
46,182	RF Micro Devices, Inc.*	192,579
3,588	Riverbed Technology, Inc.*	133,079
9,879	Rofin-Sinar Technologies, Inc.*	208,052
3,914	Rogers Corp.*	121,138
11,814	Rovi Corp.*	525,723
12,345	S1 Corp.*	72,465
2,687	Salesforce.com, Inc.*	265,879
11,543	Sapient Corp.	126,973
7,727	SAVVIS, Inc.*	136,227
13,347	ScanSource, Inc.*	368,110
8,195	Seachange International, Inc.*	73,427
8,857	Semtech Corp.*	153,935
7,425	Sigma Designs, Inc.*	76,032
6,943	Silicon Graphics International Corp.*	54,155
44,533	Silicon Image, Inc.*	189,711
3,379	Silicon Laboratories, Inc.*	135,329
5,063	SINA Corp. (China)*	216,595
23,791	Skyworks Solutions, Inc.*	417,056
18,639	SMART Modular Technologies (WWH), Inc.*	100,837
3,485	Sohu.com, Inc.*	163,865
7,432	Solera Holdings, Inc.	282,267
53,145	Sonus Networks, Inc.*	153,058
14,516	SRA International, Inc., Class A*	322,546
6,491	Standard Microsystems Corp.*	142,932
10,676	StarTek, Inc.*	49,323
5,425	STEC, Inc.*	84,630
9,570	SunPower Corp., Class A*	118,955
7,453	SunPower Corp., Class B*	86,008
5,000	Super Micro Computer, Inc.*	72,200
2,320	Supertex, Inc.*	60,181
7,060	Sycamore Networks, Inc.	164,357

12,160	Symmetricom, Inc.*	$64,813
4,144	Synaptics, Inc.*	129,707
960	Synchronoss Technologies, Inc.*	18,710
2,207	Syntel, Inc.	91,061
29,924	Take-Two Interactive Software, Inc.*	306,721
3,774	Taleo Corp., Class A*	92,840
36,883	Technitrol, Inc.	147,163
12,297	Tekelec*	173,880
9,298	TeleCommunication Systems, Inc., Class A*	33,380
12,773	TeleTech Holdings, Inc.*	177,545
2,283	Telvent GIT SA (Spain)*	49,153
32,454	Teradyne, Inc.*	349,205
4,596	Tessco Technologies, Inc.	64,896
11,252	Tessera Technologies, Inc.*	191,059
46,427	THQ, Inc.*	211,707
31,042	TIBCO Software, Inc.*	420,930
5,903	TNS, Inc.*	115,994
21,446	Trident Microsystems, Inc.*	38,388
24,746	TriQuint Semiconductor, Inc.*	171,490
23,030	TTM Technologies, Inc.*	236,057
2,835	Tyler Technologies, Inc.*	46,579
6,432	Ultra Clean Holdings, Inc.*	69,659
4,209	Ultratech, Inc.*	76,057
34,849	United Online, Inc.	220,246
155,730	UTStarcom, Inc.*	331,705
19,657	ValueClick, Inc.*	215,244
8,809	Varian Semiconductor Equipment Associates, Inc.*	248,942
4,060	Veeco Instruments, Inc.*	175,798
6,025	VeriFone Systems, Inc.*	131,827
16,183	Verigy Ltd. (Singapore)*	144,029
6,780	ViaSat, Inc.*	245,029
1,540	VistaPrint NV (Netherlands)*	50,897
3,939	WebMD Health Corp.*	182,258
3,991	Websense, Inc.*	74,073
37,922	Westell Technologies, Inc., Class A*	70,535
13,340	Wright Express Corp.*	466,767
9,127	X-Rite, Inc.*	33,770
13,187	Xyratex Ltd. (Bermuda)*	171,299
11,712	Zebra Technologies Corp., Class A*	321,377
13,795	Zoran Corp.*	118,637
		43,350,803
	Materials - 5.4%
14,064	A. Schulman, Inc.	275,514
13,145	A.M. Castle & Co.*	194,152
3,109	AEP Industries, Inc.*	89,850
6,452	AMCOL International Corp.	193,302
7,708	American Vanguard Corp.	65,903
10,103	Arch Chemicals, Inc.	346,230
51,049	Boise, Inc.*	305,783
9,485	Brush Engineered Materials, Inc.*	226,217
15,618	Buckeye Technologies, Inc.*	177,264
5,688	Calgon Carbon Corp.*	75,309
13,469	Carpenter Technology Corp.	470,742
2,370	Clearwater Paper Corp.*	146,063
27,802	Coeur d’Alene Mines Corp.*	423,424
3,551	Compass Minerals International, Inc.	251,020
1,584	Deltic Timber Corp.	72,516
13,504	Eagle Materials, Inc.	330,308
50,633	Ferro Corp.*	540,254
13,834	General Steel Holdings, Inc. (China)*	39,980
24,654	Georgia Gulf Corp.*	378,439
7,146	Globe Specialty Metals, Inc.*	82,393
15,518	H.B. Fuller Co.	317,188
5,115	Haynes International, Inc.	172,171
59,398	Headwaters, Inc.*	205,517
31,684	Hecla Mining Co.*	156,519
14,055	Horsehead Holding Corp.*	107,661
5,223	Innophos Holdings, Inc.	153,086
13,038	Innospec, Inc.*	143,418
5,591	Intrepid Potash, Inc.*	135,302
4,693	Kaiser Aluminum Corp.	192,413
5,863	KapStone Paper and Packaging Corp.*	67,073
6,964	Koppers Holdings, Inc.	172,986
8,647	Kraton Performance Polymers, Inc.*	202,859
9,866	Landec Corp.*	63,636
6,124	LSB Industries, Inc.*	88,737
52,686	Mercer International, Inc.*	282,924
5,620	Minerals Technologies, Inc.	293,195
14,545	Myers Industries, Inc.	115,051
9,277	Neenah Paper, Inc.	166,429
3,288	NewMarket Corp.	352,441
2,008	NL Industries, Inc.	16,988
6,660	Olympic Steel, Inc.	169,364
13,623	OM Group, Inc.*	367,821
19,295	Omnova Solutions, Inc.*	150,501
16,959	P.H. Glatfelter Co.	193,841
4,994	Penford Corp.*	27,667
53,154	PolyOne Corp.*	548,018
48,763	Qiao Xing Universal Resources, Inc. (China)*	80,459
5,310	Quaker Chemical Corp.	187,231
3,444	Royal Gold, Inc.	151,984
10,264	RTI International Metals, Inc.*	291,292
9,662	Schnitzer Steel Industries, Inc., Class A	442,713
4,754	Schweitzer-Mauduit International, Inc.	251,629
16,500	Sensient Technologies Corp.	486,090
6,464	Shengda Tech, Inc.*	28,183
24,700	Solutia, Inc.*	348,517
22,803	Spartech Corp.*	238,519
4,372	Stepan Co.	288,596
9,242	Stillwater Mining Co.*	127,262
3,193	STR Holdings, Inc.*	71,523
6,673	Sutor Technology Group Ltd.*	12,745
6,767	Terra Nova Royalty Corp. (Canada)*	58,332
8,114	Texas Industries, Inc.	269,385
17,542	Titanium Metals Corp.*	388,380
22,646	U.S. Gold Corp.*	112,098
402	U.S. Lime & Minerals, Inc.*	17,173
3,582	Universal Stainless & Alloy Products, Inc.*	81,741
3,057	Valhi, Inc.	42,706
12,151	Verso Paper Corp.*	36,453
3,219	Walter Energy, Inc.	229,515
27,684	Wausau Paper Corp.*	189,082
2,585	Zep, Inc.	49,218
10,139	Zoltek Cos., Inc.*	105,953
		14,134,248
	Telecommunication Services - 1.5%
1,921	AboveNet, Inc.*	102,197
29,546	Alaska Communications Systems Group, Inc.	273,596
1,870	Atlantic Tele-Network, Inc.	83,608
4,636	Cbeyond, Inc.*	70,606
135,236	Cincinnati Bell, Inc.*	400,299
10,624	Clearwire Corp., Class A*	74,156

4,083	Cogent Communications Group, Inc.*	$35,195
9,220	Consolidated Communications Holdings, Inc.	160,981
36,132	General Communication, Inc., Class A*	306,399
11,375	Global Crossing Ltd.*	131,609
23,536	Globalstar, Inc.*	41,423
25,159	IDT Corp., Class B*	465,945
5,879	Iridium Communications, Inc.*	60,612
3,770	Neutral Tandem, Inc.*	40,339
7,859	NTELOS Holdings Corp.	147,042
38,216	PAETEC Holding Corp.*	150,189
24,171	Premiere Global Services, Inc.*	151,310
6,964	SBA Communications Corp., Class A*	251,958
4,790	Shenandoah Telecommunications Co.	93,309
15,243	SureWest Communications*	103,805
13,366	Syniverse Holdings, Inc.*	298,463
23,320	USA Mobility, Inc.	345,836
		3,788,877
	Utilities - 1.9%
13,694	ALLETE, Inc.	493,806
5,829	American States Water Co.	205,647
5,861	California Water Service Group	208,359
5,705	Central Vermont Public Service Corp.	121,174
8,380	CH Energy Group, Inc.	350,284
2,721	Chesapeake Utilities Corp.	90,446
2,534	Connecticut Water Service, Inc.	58,789
18,112	El Paso Electric Co.*	389,408
17,529	Empire District Electric Co. (The)	344,445
6,441	ITC Holdings Corp.	365,462
12,749	Laclede Group, Inc. (The)	445,450
7,953	MGE Energy, Inc.	297,999
5,374	Middlesex Water Co.	88,940
8,905	Northwest Natural Gas Co.	422,186
3,238	Ormat Technologies, Inc.	90,081
4,617	SJW Corp.	114,917
8,039	South Jersey Industries, Inc.	375,582
10,306	Southwest Water Co.	111,820
13,260	UIL Holdings Corp.	361,335
4,053	Unitil Corp.	88,558
		5,024,688
	Total Common Stocks and Other Equity Interests (Cost $263,093,036)	259,389,890

	Money Market Fund - 0.0%
73,339	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $73,339)	73,339

	Total Investments (Cost $263,166,375)(a)-100.0%	259,463,229
	Other assets less liabilities-0.0%	8,713
	Net Assets-100.0%	$259,471,942

Investment Abbreviations:
REIT - Real Estate Investment Trust

Notes to Schedule of Investments:
*Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $272,403,348. The net unrealized depreciation was $12,940,119 which consisted of aggregate gross unrealized appreciation of $22,141,860 and aggregate gross unrealized depreciation of $35,081,979.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares NXQ Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 19.9%
4,605	Ctrip.com International Ltd. ADR (China)*	$185,397
4,265	Discovery Communications, Inc., Class A*	164,672
3,990	Dollar Tree, Inc.*	176,837
2,400	DreamWorks Animation SKG, Inc., Class A*	74,784
4,375	Gentex Corp.	84,306
4,106	Liberty Global, Inc., Class A*	120,101
4,480	LKQ Corp.*	88,614
1,640	Netflix, Inc.*	168,182
3,711	PetSmart, Inc.	115,227
121,882	Sirius XM Radio, Inc.*	125,538
		1,303,658
	Consumer Staples - 6.9%
4,126	Green Mountain Coffee Roasters, Inc.*	127,039
2,785	Hansen Natural Corp.*	116,664
5,376	Whole Foods Market, Inc.*	204,127
		447,830
	Energy - 2.2%
4,636	Linn Energy LLC	142,279

	Health Care - 16.5%
2,810	Alexion Pharmaceuticals, Inc.*	152,752
4,241	Dendreon Corp.*	139,571
5,876	Human Genome Sciences, Inc.*	152,423
1,806	IDEXX Laboratories, Inc.*	106,085
3,116	Lincare Holdings, Inc.	74,036
2,866	Perrigo Co.	160,525
3,716	Pharmaceutical Product Development, Inc.	90,150
1,765	Shire PLC ADR	121,556
1,751	United Therapeutics Corp.*	85,606
		1,082,704
	Industrials - 10.6%
3,206	BE Aerospace, Inc.*	94,256
2,540	Bucyrus International, Inc.	158,039
2,645	Copart, Inc.*	96,384
6,471	R.R. Donnelley & Sons Co.	109,166
3,711	Ryanair Holdings PLC ADR (Ireland)*	111,144
5,280	UAL Corp.*	125,347
		694,336
	Information Technology - 35.2%
5,400	Akamai Technologies, Inc.*	207,144
2,840	ANSYS, Inc.*	127,658
3,336	ASML Holding NV (Netherlands)	107,386
3,371	Cree, Inc.*	238,802
1,420	Equinix, Inc.*	132,784
2,515	F5 Networks, Inc.*	220,892
1,265	Itron, Inc.*	82,314
31,325	Micron Technology, Inc.*	228,046
2,520	MICROS Systems, Inc.*	90,166
9,135	Nuance Communications, Inc.*	150,819
13,480	ON Semiconductor Corp.*	90,990
3,201	Rovi Corp.*	142,444
5,545	Skyworks Solutions, Inc.*	97,204
4,700	Synopsys, Inc.*	102,648
8,175	Telefonaktiebolaget LM Ericsson ADR (Sweden)	89,925
12,086	Tellabs, Inc.	84,360
3,805	Trimble Navigation Ltd.*	107,948
		2,301,530
	Materials - 4.2%
1,990	Randgold Resources Ltd. ADR (Channel Islands)*	178,861
6,791	Steel Dynamics, Inc.	97,247
		276,108
	Telecommunication Services - 4.5%
3,670	SBA Communications Corp., Class A*	132,780
14,325	Windstream Corp.	163,305
		296,085
	Total Common Stocks and Other Equity Interests (Cost $5,997,066)	6,544,530

	Money Market Fund - 0.1%
4,166	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $4,166)	4,166

	Total Investments (Cost $6,001,232)(a)-100.1%	6,548,696
	Liabilities in excess of other assets-(0.1%)	(3,352)
	Net Assets-100.0%	$6,545,344

Investment Abbreviations:
ADR - American Depositary Receipt

Notes to Schedule of Investments:
* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $6,029,712. The net unrealized appreciation was $518,984 which consisted of aggregate gross unrealized appreciation of $698,524 and aggregate gross unrealized depreciation of $179,540.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Large Cap Growth Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 19.9%
51,820	Amazon.com, Inc.*	$6,109,060
62,099	Bed Bath & Beyond, Inc.*	2,352,310
65,947	Best Buy Co., Inc.	2,285,723
67,780	Coach, Inc.	2,505,827
73,927	DIRECTV, Class A*	2,747,127
192,007	Home Depot, Inc. (The)	5,474,119
97,660	Johnson Controls, Inc.	2,813,585
89,823	NIKE, Inc., Class B	6,614,566
107,621	Starbucks Corp.	2,674,382
61,295	TJX Cos., Inc. (The)	2,544,968
68,043	Yum! Brands, Inc.	2,810,176
		38,931,843
	Consumer Staples - 1.5%
47,817	Estee Lauder Cos., Inc. (The), Class A	2,976,608

	Energy - 5.3%
112,216	Halliburton Co.	3,353,014
115,784	Schlumberger Ltd.	6,907,673
		10,260,687
	Financials - 2.9%
28,409	Franklin Resources, Inc.	2,857,377
56,264	T. Rowe Price Group, Inc.	2,713,613
		5,570,990
	Health Care - 12.6%
46,295	Allergan, Inc.	2,826,773
52,816	Celgene Corp.*	2,912,802
55,390	Express Scripts, Inc.*	2,502,520
180,996	Gilead Sciences, Inc.*	6,030,787
8,637	Intuitive Surgical, Inc.*	2,836,132
48,328	Medco Health Solutions, Inc.*	2,319,744
74,623	St. Jude Medical, Inc.*	2,743,888
52,538	Stryker Corp.	2,446,694
		24,619,340
	Industrials - 17.8%
81,978	3M Co.	7,012,398
40,984	Cummins, Inc.	3,262,736
70,201	Danaher Corp.	2,696,420
139,998	Emerson Electric Co.	6,935,501
33,372	FedEx Corp.	2,754,859
60,011	Illinois Tool Works, Inc.	2,610,479
49,353	Norfolk Southern Corp.	2,777,093
103,590	United Parcel Service, Inc., Class B	6,733,350
		34,782,836
	Information Technology - 35.5%
86,851	Adobe Systems, Inc.*	2,494,361
86,104	Agilent Technologies, Inc.*	2,404,885
25,283	Apple, Inc.*	6,504,052
80,715	Broadcom Corp., Class A	2,908,161
280,717	Cisco Systems, Inc.*	6,476,141
55,679	Cognizant Technology Solutions Corp., Class A*	3,037,846
130,136	eBay, Inc.*	2,721,144
349,161	EMC Corp.*	6,909,896
13,402	Google, Inc., Class A*	6,497,960
77,962	Intuit, Inc.*	3,098,990
251,989	Microsoft Corp.	6,503,836
73,948	NetApp, Inc.*	3,128,000
288,055	Oracle Corp.	6,809,620
89,723	Visa, Inc., Class A	6,581,182
42,079	VMware, Inc., Class A*	3,262,385
		69,338,459
	Materials - 4.5%
58,996	Ecolab, Inc.	2,885,495
39,780	Freeport-McMoRan Copper & Gold, Inc.	2,845,861
94,513	Southern Copper Corp.	2,968,653
		8,700,009
	Total Common Stocks (Cost $180,094,649)	195,180,772

	Money Market Fund - 0.1%
108,873	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $108,873)	108,873

	Total Investments (Cost $180,203,522)(a)-100.1%	195,289,645
	Liabilities in excess of other assets-(0.1%)	(174,570)
	Net Assets-100.0%	$195,115,075

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $180,244,005. The net unrealized appreciation was $15,045,640 which consisted of aggregate gross unrealized appreciation of $23,530,776 and aggregate gross unrealized depreciation of $8,485,136.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Large Cap Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 15.0%
5,338	Bed Bath & Beyond, Inc.*	$202,203
5,668	Best Buy Co., Inc.	196,453
5,817	Coach, Inc.	215,054
30,529	Comcast Corp., Class A	594,400
6,280	DIRECTV, Class A*	233,365
10,981	Gap, Inc. (The)	198,866
16,310	Home Depot, Inc. (The)	464,998
8,296	Johnson Controls, Inc.	239,008
8,259	McDonald’s Corp.	575,900
17,931	News Corp., Class A	233,999
3,270	NIKE, Inc., Class B	240,803
6,236	Omnicom Group, Inc.	232,353
9,142	Starbucks Corp.	227,179
4,340	Target Corp.	222,729
4,325	Time Warner Cable, Inc.	247,260
5,263	TJX Cos., Inc. (The)	218,520
7,041	Viacom, Inc., Class B	232,635
5,780	Yum! Brands, Inc.	238,714
		5,014,439
	Consumer Staples - 15.2%
27,218	Altria Group, Inc.	603,151
6,609	Campbell Soup Co.	237,263
10,744	Coca-Cola Co. (The)	592,102
3,031	Colgate-Palmolive Co.	239,388
9,788	ConAgra Foods, Inc.	229,822
4,061	Estee Lauder Cos., Inc. (The), Class A	252,797
6,645	General Mills, Inc.	227,259
5,358	H.J. Heinz Co.	238,324
4,429	Kellogg Co.	221,672
12,517	Philip Morris International, Inc.	638,868
9,040	Procter & Gamble Co. (The)	552,887
4,539	Reynolds American, Inc.	262,445
7,466	Walgreen Co.	213,154
10,922	Wal-Mart Stores, Inc.	559,097
		5,068,229
	Energy - 5.7%
7,476	Chevron Corp.	569,746
10,649	ConocoPhillips	588,038
3,707	Devon Energy Corp.	231,651
6,694	Occidental Petroleum Corp.	521,663
		1,911,098
	Financials - 9.0%
5,343	Aflac, Inc.	262,822
13,851	American Express Co.	618,309
4,711	Chubb Corp. (The)	247,940
2,412	Franklin Resources, Inc.	242,599
3,828	Goldman Sachs Group, Inc. (The)	577,339
10,852	Marsh & McLennan Cos., Inc.	255,239
12,082	Progressive Corp. (The)	237,290
23,049	U.S. Bancorp	550,871
		2,992,409
	Health Care - 12.6%
8,117	Aetna, Inc.	226,058
3,932	Allergan, Inc.	240,088
6,862	Cardinal Health, Inc.	221,437
7,218	Eli Lilly & Co.	256,961
4,756	Express Scripts, Inc.*	214,876
6,589	Gilead Sciences, Inc.*	219,545
733	Intuitive Surgical, Inc.*	240,695
9,473	Johnson & Johnson	550,287
3,381	McKesson Corp.	212,394
4,105	Medco Health Solutions, Inc.*	197,040
14,095	Medtronic, Inc.	521,092
6,339	St. Jude Medical, Inc.*	233,085
4,463	Stryker Corp.	207,842
4,594	Thermo Fisher Scientific, Inc.*	206,087
8,142	UnitedHealth Group, Inc.	247,924
4,232	Zimmer Holdings, Inc.*	224,254
		4,219,665
	Industrials - 16.8%
6,963	3M Co.	595,615
3,896	Caterpillar, Inc.	271,746
5,963	Danaher Corp.	229,039
4,103	Deere & Co.	273,588
3,420	Eaton Corp.	268,333
2,867	FedEx Corp.	236,671
3,522	General Dynamics Corp.	215,723
33,777	General Electric Co.	544,485
5,534	Honeywell International, Inc.	237,187
5,154	Illinois Tool Works, Inc.	224,199
2,896	L-3 Communications Holdings, Inc.	211,524
4,235	Norfolk Southern Corp.	238,303
3,955	Northrop Grumman Corp.	231,921
3,868	Parker Hannifin Corp.	240,280
4,516	Raytheon Co.	208,955
3,313	Union Pacific Corp.	247,382
8,800	United Parcel Service, Inc., Class B	572,000
8,196	United Technologies Corp.	582,736
		5,629,687
	Information Technology - 20.9%
2,148	Apple, Inc.*	552,573
5,790	Automatic Data Processing, Inc.	238,953
11,688	CA, Inc.	228,617
23,846	Cisco Systems, Inc.*	550,127
13,579	Corning, Inc.	246,051
12,711	EMC Corp.*	251,551
1,138	Google, Inc., Class A*	551,759
12,003	Hewlett-Packard Co.	552,618
25,782	Intel Corp.	531,109
4,409	International Business Machines Corp.	566,116
21,405	Microsoft Corp.	552,463
6,282	NetApp, Inc.*	265,729
24,469	Oracle Corp.	578,447
9,692	Texas Instruments, Inc.	239,296
7,622	Visa, Inc., Class A	559,074
3,575	VMware, Inc., Class A*	277,170
25,702	Xerox Corp.	250,337
		6,991,990
	Materials - 3.0%
6,543	E.I. du Pont de Nemours & Co.	266,104
3,417	Freeport-McMoRan Copper & Gold, Inc.	244,452

3,694	PPG Industries, Inc.	$256,622
8,029	Southern Copper Corp.	252,191
		1,019,369
	Telecommunication Services - 1.8%
22,727	AT&T, Inc.	589,538

	Total Common Stocks (Cost $31,557,297)	33,436,424

	Money Market Fund - 0.0%
1,639	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $1,639)	1,639

	Total Investments (Cost $31,558,936)(a)-100.0%	33,438,063
	Other assets less liabilities-0.0%	3,229
	Net Assets-100.0%	$33,441,292

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $31,659,745. The net unrealized appreciation was $1,778,318 which consisted of aggregate gross unrealized appreciation of $2,764,524 and aggregate gross unrealized depreciation of $986,206.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Large Cap Value Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Consumer Discretionary - 5.4%
248,424	Comcast Corp., Class A	$4,836,815
206,147	Gap, Inc. (The)	3,733,322
340,453	News Corp., Class A	4,442,912
133,711	Viacom, Inc., Class B	4,417,811
		17,430,860
	Consumer Staples - 18.8%
221,486	Altria Group, Inc.	4,908,130
177,840	Archer-Daniels-Midland Co.	4,865,702
125,496	Campbell Soup Co.	4,505,306
204,009	Coca-Cola Co. (The)	11,242,936
185,856	ConAgra Foods, Inc.	4,363,899
101,720	H.J. Heinz Co.	4,524,506
171,648	Procter & Gamble Co. (The)	10,497,992
86,192	Reynolds American, Inc.	4,983,621
207,398	Wal-Mart Stores, Inc.	10,616,704
		60,508,796
	Energy - 16.0%
141,952	Chevron Corp.	10,818,162
202,199	ConocoPhillips	11,165,429
70,382	Devon Energy Corp.	4,398,171
173,435	Exxon Mobil Corp.	10,350,601
127,087	Occidental Petroleum Corp.	9,903,890
224,587	Spectra Energy Corp.	4,669,163
		51,305,416
	Financials - 10.7%
101,444	Aflac, Inc.	4,990,030
89,452	Chubb Corp. (The)	4,707,859
72,688	Goldman Sachs Group, Inc. (The)	10,962,804
206,055	Marsh & McLennan Cos., Inc.	4,846,414
71,618	PNC Financial Services Group, Inc.	4,253,393
229,402	Progressive Corp. (The)	4,505,455
		34,265,955
	Health Care - 17.8%
220,480	Abbott Laboratories	10,821,158
154,117	Aetna, Inc.	4,292,158
193,624	Bristol-Myers Squibb Co.	4,825,110
130,298	Cardinal Health, Inc.	4,204,717
137,054	Eli Lilly & Co.	4,879,122
179,865	Johnson & Johnson	10,448,358
114,702	Medtronic, Inc.	4,240,533
154,592	UnitedHealth Group, Inc.	4,707,326
87,601	WellPoint, Inc.*	4,443,123
80,349	Zimmer Holdings, Inc.*	4,257,694
		57,119,299
	Industrials - 11.5%
77,913	Deere & Co.	5,195,239
64,246	Eaton Corp.	5,040,741
66,187	General Dynamics Corp.	4,053,954
641,348	General Electric Co.	10,338,530
54,389	L-3 Communications Holdings, Inc.	3,972,572
74,294	Northrop Grumman Corp.	4,356,600
85,747	Raytheon Co.	3,967,514
		36,925,150
	Information Technology - 8.1%
227,908	Hewlett-Packard Co.	10,492,884
83,712	International Business Machines Corp.	10,748,621
482,709	Xerox Corp.	4,701,586
		25,943,091
	Materials - 1.5%
193,456	International Paper Co.	4,681,635

	Telecommunication Services - 7.2%
431,525	AT&T, Inc.	11,193,759
407,638	Verizon Communications, Inc.	11,845,960
		23,039,719
	Utilities - 2.9%
59,864	Entergy Corp.	4,640,059
146,719	Public Service Enterprise Group, Inc.	4,827,055
		9,467,114
	Total Investments (Cost $319,403,685)(a)-99.9%	320,687,035
	Other assets less liabilities-0.1%	204,668
	Net Assets-100.0%	$320,891,703

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $320,887,990. The net unrealized depreciation was $200,955 which consisted of aggregate gross unrealized appreciation of $13,205,067 and aggregate gross unrealized depreciation of $13,406,022.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Mid Cap Growth Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 25.9%
19,417	Carter’s, Inc.*	$470,668
4,174	Chipotle Mexican Grill, Inc.*	617,335
10,327	DeVry, Inc.	555,593
110,362	Dollar General Corp.*	3,220,363
28,088	Education Management Corp.*	443,509
15,828	Fossil, Inc.*	626,789
30,153	Gentex Corp.	581,048
15,626	Guess?, Inc.	557,848
13,006	J.Crew Group, Inc.*	463,404
8,773	Lear Corp.*	685,785
14,107	Liberty Media Corp. - Capital, Series A*	657,950
134,201	Limited Brands, Inc.	3,440,914
32,221	LKQ Corp.*	637,331
7,345	Panera Bread Co., Class A*	574,452
10,108	Polaris Industries, Inc.	603,448
38,414	Polo Ralph Lauren Corp.	3,035,090
73,839	Scripps Networks Interactive, Inc., Class A	3,147,757
17,881	Tempur-Pedic International, Inc.*	548,410
73,438	Tiffany & Co.	3,089,537
91,904	Urban Outfitters, Inc.*	2,955,633
		26,912,864
	Consumer Staples - 4.2%
20,635	Nu Skin Enterprises, Inc., Class A	587,685
17,977	Ruddick Corp.	637,285
82,520	Whole Foods Market, Inc.*	3,133,284
		4,358,254
	Energy - 3.5%
57,374	FMC Technologies, Inc.*	3,630,627

	Financials - 10.8%
90,686	CIT Group, Inc.*	3,297,343
2,969	First Citizens BancShares, Inc., Class A	561,171
28,732	IntercontinentalExchange, Inc.*	3,034,674
232,323	Och-Ziff Capital Management Group LLC, Class A	3,192,118
20,993	Raymond James Financial, Inc.	560,093
22,134	Waddell & Reed Financial, Inc., Class A	527,453
		11,172,852
	Health Care - 11.6%
46,603	Bruker Corp.*	613,761
11,078	Emergency Medical Services Corp., Class A*	495,630
21,292	Hill-Rom Holdings, Inc.	703,488
9,381	IDEXX Laboratories, Inc.*	551,040
19,017	Lincare Holdings, Inc.	451,844
5,181	Mettler-Toledo International, Inc.*	605,141
9,986	Perrigo Co.	559,316
16,776	Sirona Dental Systems, Inc.*	516,365
12,770	Valeant Pharmaceuticals International*	719,206
66,608	Varian Medical Systems, Inc.*	3,676,762
48,747	Waters Corp.*	3,127,607
		12,020,160
	Industrials - 15.9%
14,618	AMETEK, Inc.	647,139
13,750	Donaldson Co., Inc.	652,712
66,146	Fastenal Co.	3,246,446
13,036	Gardner Denver, Inc.	661,838
18,726	Graco, Inc.	591,180
65,419	Joy Global, Inc.	3,883,926
11,472	MSC Industrial Direct Co., Class A	578,074
17,806	Owens Corning*	560,533
9,847	Regal-Beloit Corp.	598,993
27,913	Rollins, Inc.	609,620
268,181	Southwest Airlines Co.	3,231,581
20,612	Timken Co. (The)	692,975
19,623	Verisk Analytics, Inc., Class A*	582,607
		16,537,624
	Information Technology - 25.6%
389,286	Advanced Micro Devices, Inc.*	2,915,752
141,548	Altera Corp.	3,923,711
78,682	Amphenol Corp., Class A	3,524,954
116,260	Atmel Corp.*	608,040
90,142	BMC Software, Inc.*	3,207,252
50,543	Dolby Laboratories, Inc., Class A*	3,207,964
8,434	F5 Networks, Inc.*	740,758
8,721	FactSet Research Systems, Inc.	654,075
24,690	Jack Henry & Associates, Inc.	627,126
111,347	LSI Corp.*	448,728
17,355	MICROS Systems, Inc.*	620,962
18,439	National Instruments Corp.	588,204
42,241	National Semiconductor Corp.	582,926
71,565	SanDisk Corp.*	3,127,391
65,943	Tellabs, Inc.	460,282
54,053	Teradyne, Inc.*	581,610
52,013	TIBCO Software, Inc.*	705,296
		26,525,031
	Materials - 2.5%
26,191	Nalco Holding Co.	638,798
22,879	Rockwood Holdings, Inc.*	668,296
28,088	Temple-Inland, Inc.	563,445
33,585	Titanium Metals Corp.*	743,572
		2,614,111
	Total Common Stocks and Other Equity Interests (Cost $97,495,172)	103,771,523

	Money Market Fund - 0.1%
63,742	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $63,742)	63,742

	Total Investments (Cost $97,558,914)(a)-100.1%	103,835,265
	Liabilities in excess of other assets-(0.1%)	(100,780)
	Net Assets-100.0%	$103,734,485

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $97,574,318. The net unrealized appreciation was $6,260,947 which consisted of aggregate gross unrealized appreciation of $9,295,660 and aggregate gross unrealized depreciation of $3,034,713.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Mid Cap Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 20.5%
4,468	American Eagle Outfitters, Inc.	$55,001
1,232	Autoliv, Inc.	70,766
1,657	Big Lots, Inc.*	56,852
3,079	Burger King Holdings, Inc.	53,205
2,090	Career Education Corp.*	51,059
411	Chipotle Mexican Grill, Inc.*	60,787
7,428	Darden Restaurants, Inc.	311,159
1,018	DeVry, Inc.	54,768
10,541	Dollar General Corp.*	307,586
2,137	Dress Barn, Inc. (The)*	52,784
1,436	Family Dollar Stores, Inc.	59,379
3,390	Federal-Mogul Corp.*	60,817
1,561	Fossil, Inc.*	61,816
3,766	Gannett Co., Inc.	49,636
2,974	Gentex Corp.	57,309
7,847	Genuine Parts Co.	336,087
1,541	Guess?, Inc.	55,014
2,145	Hanesbrands, Inc.*	53,732
1,457	Hasbro, Inc.	61,412
579	ITT Educational Services, Inc.*	46,748
1,282	J.Crew Group, Inc.*	45,678
1,478	John Wiley & Sons, Inc., Class A	58,204
2,980	Jones Apparel Group, Inc.	51,971
12,817	Limited Brands, Inc.	328,628
14,712	Mattel, Inc.	311,306
724	Panera Bread Co., Class A*	56,624
1,843	PetSmart, Inc.	57,225
998	Polaris Industries, Inc.	59,581
2,417	Rent-A-Center, Inc.*	53,150
6,081	Ross Stores, Inc.	320,225
1,553	Skechers U.S.A., Inc., Class A*	57,601
1,763	Tempur-Pedic International, Inc.*	54,071
1,288	Tiffany & Co.	54,186
1,946	TRW Automotive Holdings Corp.*	68,285
1,377	Tupperware Brands Corp.	54,240
4,119	VF Corp.	326,760
1,374	Warnaco Group, Inc. (The)*	57,392
3,051	Whirlpool Corp.	254,148
		4,185,192
	Consumer Staples - 10.8%
5,746	Brown-Forman Corp., Class B	363,205
1,755	Corn Products International, Inc.	58,512
4,014	Del Monte Foods Co.	55,714
8,416	Dr Pepper Snapple Group, Inc.	316,021
6,809	Hershey Co. (The)	320,023
5,770	J.M. Smucker Co. (The)	354,451
2,035	Nu Skin Enterprises, Inc., Class A	57,957
1,773	Ruddick Corp.	62,853
22,487	Sara Lee Corp.	332,583
7,881	Whole Foods Market, Inc.*	299,241
		2,220,560
	Energy - 2.6%
1,882	Alliance Holdings GP LP	71,892
796	Cimarex Energy Co.	54,821
8,550	Williams Partners LP	396,207
		522,920
	Financials - 8.4%
2,098	American Financial Group, Inc.	61,828
1,686	Assurant, Inc.	62,871
1,158	BOK Financial Corp.	56,406
12,218	CNA Financial Corp.*	342,837
293	First Citizens BancShares, Inc., Class A	55,380
5,882	Fulton Financial Corp.	53,585
2,334	HCC Insurance Holdings, Inc.	60,964
1,355	Mercury General Corp.	58,441
22,190	Och-Ziff Capital Management Group LLC, Class A	304,891
995	ProAssurance Corp.*	59,212
1,624	Prosperity Bancshares, Inc.	55,021
2,070	Raymond James Financial, Inc.	55,228
1,246	Reinsurance Group of America, Inc.	59,783
1,368	StanCorp Financial Group, Inc.	51,560
1,136	Torchmark Corp.	60,288
13,794	Unum Group	314,779
		1,713,074
	Health Care - 15.3%
10,187	AmerisourceBergen Corp.	305,304
3,935	C.R. Bard, Inc.	309,016
9,520	CIGNA Corp.	292,835
5,024	DaVita, Inc.*	287,976
1,092	Emergency Medical Services Corp., Class A*	48,856
6,294	Health Management Associates, Inc., Class A*	45,065
2,374	Health Net, Inc.*	55,908
2,099	Hill-Rom Holdings, Inc.	69,351
6,121	Hospira, Inc.*	318,904
6,920	Humana, Inc.*	325,378
925	IDEXX Laboratories, Inc.*	54,334
1,875	Lincare Holdings, Inc.	44,550
511	Mettler-Toledo International, Inc.*	59,685
985	Perrigo Co.	55,170
1,654	Sirona Dental Systems, Inc.*	50,910
1,839	STERIS Corp.	58,462
1,044	Teleflex, Inc.	59,163
1,381	Universal Health Services, Inc., Class B	49,675
6,361	Varian Medical Systems, Inc.*	351,127
4,656	Waters Corp.*	298,729
		3,140,398
	Industrials - 14.6%
1,441	AMETEK, Inc.	63,793
1,799	Crane Co.	63,936
1,357	Donaldson Co., Inc.	64,417
7,098	Dover Corp.	340,491
6,317	Fastenal Co.	310,038
1,847	Graco, Inc.	58,310
1,916	IDEX Corp.	61,638
6,600	ITT Corp.	310,992
1,148	Joy Global, Inc.	68,157
1,131	MSC Industrial Direct Co., Class A	56,991
1,647	Oshkosh Corp.*	56,624

971	Regal-Beloit Corp.	$59,066
5,964	Rockwell Automation, Inc.	322,951
5,461	Rockwell Collins, Inc.	312,151
2,753	Rollins, Inc.	60,125
1,324	Snap-On, Inc.	59,143
25,614	Southwest Airlines Co.	308,649
1,527	Thomas & Betts Corp.*	60,530
3,131	W.W. Grainger, Inc.	350,703
		2,988,705
	Information Technology - 17.2%
6,829	Advanced Micro Devices, Inc.*	51,149
13,519	Altera Corp.	374,747
7,515	Amphenol Corp., Class A	336,672
4,189	AVX Corp.	58,981
6,374	Computer Sciences Corp.	288,933
4,827	Dolby Laboratories, Inc., Class A*	306,370
832	F5 Networks, Inc.*	73,075
6,792	Harris Corp.	302,448
1,571	Hewitt Associates, Inc., Class A*	77,136
4,275	Jabil Circuit, Inc.	62,030
1,559	Lexmark International, Inc., Class A*	57,293
10,981	LSI Corp.*	44,253
35,054	Micron Technology, Inc.*	255,193
1,711	MICROS Systems, Inc.*	61,220
4,166	National Semiconductor Corp.	57,491
3,230	QLogic Corp.*	51,422
6,835	SanDisk Corp.*	298,690
1,440	Tech Data Corp.*	56,966
6,503	Tellabs, Inc.	45,391
7,190	Vishay Intertechnology, Inc.*	61,043
9,154	Western Digital Corp.*	241,574
13,033	Xilinx, Inc.	363,881
		3,525,958
	Materials - 6.3%
1,359	Albemarle Corp.	59,280
1,469	AptarGroup, Inc.	63,270
1,092	Ashland, Inc.	55,528
1,370	Cytec Industries, Inc.	68,390
957	Domtar Corp.	55,984
969	Eastman Chemical Co.	60,698
1,315	International Flavors & Fragrances, Inc.	59,675
3,598	Lubrizol Corp. (The)	336,377
2,256	Rockwood Holdings, Inc.*	65,898
5,980	Sigma-Aldrich Corp.	335,478
1,893	Sonoco Products Co.	61,901
1,866	Valspar Corp. (The)	58,611
		1,281,090
	Utilities - 4.3%
1,604	AGL Resources, Inc.	60,952
2,158	Atmos Energy Corp.	62,582
4,297	CenterPoint Energy, Inc.	61,146
2,337	DPL, Inc.	59,149
7,001	DTE Energy Co.	323,166
1,322	Energen Corp.	58,750
1,449	Nicor, Inc.	63,452
1,316	ONEOK, Inc.	61,234
2,303	Piedmont Natural Gas Co., Inc.	61,306
1,729	WGL Holdings, Inc.	62,382
		874,119
	Total Common Stocks and Other Equity Interests (Cost $18,768,026)	20,452,016

	Money Market Fund - 0.1%
22,949	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $22,948)	22,949

	Total Investments (Cost $18,790,974)(a)-100.1%	20,474,965
	Liabilities in excess of other assets-(0.1%)	(19,055)
	Net Assets-100.0%	$20,455,910

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $18,797,758. The net unrealized appreciation was $1,677,207 which consisted of aggregate gross unrealized appreciation of $2,260,852 and aggregate gross unrealized depreciation of $583,645.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Mid Cap Value Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 98.1%
	Consumer Discretionary - 16.6%
4,542	Autoliv, Inc.	$260,892
5,030	Darden Restaurants, Inc.	210,707
13,886	Gannett Co., Inc.	183,018
5,315	Genuine Parts Co.	227,641
7,911	Hanesbrands, Inc.*	198,171
5,376	Hasbro, Inc.	226,598
10,988	Jones Apparel Group, Inc.	191,631
54,616	Macy’s, Inc.	1,018,588
56,001	Mattel, Inc.	1,184,981
8,910	Rent-A-Center, Inc.*	195,931
15,681	VF Corp.	1,243,974
5,065	Warnaco Group, Inc. (The)*	211,565
11,615	Whirlpool Corp.	967,530
		6,321,227
	Consumer Staples - 18.2%
19,310	Clorox Co. (The)	1,252,833
6,471	Corn Products International, Inc.	215,743
14,801	Del Monte Foods Co.	205,438
32,041	Dr Pepper Snapple Group, Inc.	1,203,140
3,842	Energizer Holdings, Inc.*	236,360
21,968	J.M. Smucker Co. (The)	1,349,494
85,603	Sara Lee Corp.	1,266,068
68,998	Tyson Foods, Inc., Class A	1,208,155
		6,937,231
	Energy - 5.2%
6,938	Alliance Holdings GP LP	265,032
2,938	Cimarex Energy Co.	202,340
32,546	Williams Partners LP	1,508,181
		1,975,553
	Financials - 12.2%
7,734	American Financial Group, Inc.	227,921
6,220	Assurant, Inc.	231,944
4,267	BOK Financial Corp.	207,846
46,512	CNA Financial Corp.*	1,305,127
8,609	HCC Insurance Holdings, Inc.	224,867
4,995	Mercury General Corp.	215,434
3,667	ProAssurance Corp.*	218,223
5,987	Prosperity Bancshares, Inc.	202,840
4,593	Reinsurance Group of America, Inc.	220,372
5,044	StanCorp Financial Group, Inc.	190,108
4,188	Torchmark Corp.	222,257
52,510	Unum Group	1,198,278
		4,665,217
	Health Care - 8.7%
36,241	CIGNA Corp.	1,114,773
3,403	DaVita, Inc.*	195,060
23,202	Health Management Associates, Inc., Class A*	166,126
8,755	Health Net, Inc.*	206,180
26,341	Humana, Inc.*	1,238,554
3,847	Teleflex, Inc.	218,010
5,092	Universal Health Services, Inc., Class B	183,159
		3,321,862
	Industrials - 11.7%
6,634	Crane Co.	235,772
25,124	ITT Corp.	1,183,843
6,072	Oshkosh Corp.*	208,755
22,704	Rockwell Automation, Inc.	1,229,422
20,793	Rockwell Collins, Inc.	1,188,528
4,883	Snap-On, Inc.	218,124
5,629	Thomas & Betts Corp.*	223,133
		4,487,577
	Information Technology - 11.3%
24,264	Computer Sciences Corp.	1,099,887
4,599	Harris Corp.	204,794
5,794	Hewitt Associates, Inc., Class A*	284,485
5,748	Lexmark International, Inc., Class A*	211,239
133,443	Micron Technology, Inc.*	971,465
11,908	QLogic Corp.*	189,575
5,309	Tech Data Corp.*	210,024
26,520	Vishay Intertechnology, Inc.*	225,155
34,848	Western Digital Corp.*	919,639
		4,316,263
	Materials - 4.0%
4,025	Ashland, Inc.	204,671
3,524	Domtar Corp.	206,154
3,574	Eastman Chemical Co.	223,875
4,851	International Flavors & Fragrances, Inc.	220,139
2,436	Lubrizol Corp. (The)	227,742
6,980	Sonoco Products Co.	228,246
6,878	Valspar Corp. (The)	216,038
		1,526,865
	Utilities - 10.2%
5,911	AGL Resources, Inc.	224,618
34,284	Constellation Energy Group, Inc.	1,083,374
8,616	DPL, Inc.	218,071
26,653	DTE Energy Co.	1,230,302
4,874	Energen Corp.	216,601
5,339	Nicor, Inc.	233,795
4,851	ONEOK, Inc.	225,717
8,493	Piedmont Natural Gas Co., Inc.	226,084
6,376	WGL Holdings, Inc.	230,046
		3,888,608
	Total Common Stocks and Other Equity Interests (Cost $36,991,714)	37,440,403

	Money Market Fund - 0.1%
42,926	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $42,926)	42,926

	Total Investments (Cost $37,034,640)(a)-98.2%	37,483,329
	Other assets less liabilities-1.8%	691,389
	Net Assets-100.0%	$38,174,718

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $37,038,796. The net unrealized appreciation was $444,533 which consisted of aggregate gross unrealized appreciation of $2,136,286 and aggregate gross unrealized depreciation of $1,691,753.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Small Cap Growth Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 21.4%
7,890	99 Cents Only Stores*	$131,132
30,316	AnnTaylor Stores Corp.*	531,743
5,198	BJ’s Restaurants, Inc.*	132,549
30,429	Bridgepoint Education, Inc.*	564,458
7,227	Brown Shoe Co., Inc.	105,659
7,640	Capella Education Co.*	709,909
3,537	Citi Trends, Inc.*	111,026
5,495	Drew Industries, Inc.*	116,109
13,653	E.W. Scripps Co. (The), Class A*	107,313
4,205	G-III Apparel Group Ltd.*	108,489
4,908	Grand Canyon Education, Inc.*	119,117
10,080	Knology, Inc.*	113,904
10,156	La-Z-Boy, Inc.*	86,935
10,375	Modine Manufacturing Co.*	105,306
3,060	Monro Muffler Brake, Inc.	125,582
25,870	Quiksilver, Inc.*	115,639
3,551	Rue21, Inc.*	107,702
71,497	Saks, Inc.*	586,990
3,574	Steven Madden Ltd.*	138,064
8,015	Talbots, Inc. (The)*	92,092
8,257	Texas Roadhouse, Inc.*	111,304
25,658	Ulta Salon, Cosmetics & Fragrance, Inc.*	648,121
5,243	Universal Technical Institute, Inc.	106,800
17,972	Valassis Communications, Inc.*	621,292
4,705	Vitamin Shoppe, Inc.*	128,541
7,042	Zumiez, Inc.*	128,869
		5,954,645
	Consumer Staples - 4.0%
1,825	Boston Beer Co., Inc., Class A*	126,582
2,908	Diamond Foods, Inc.	129,522
21,138	United Natural Foods, Inc.*	712,985
3,219	USANA Health Sciences, Inc.*	134,876
		1,103,965
	Financials - 6.0%
5,732	First Cash Financial Services, Inc.*	137,453
48,049	Investors Bancorp, Inc.*	630,883
8,167	MarketAxess Holdings, Inc.	116,135
3,368	SCBT Financial Corp.	108,551
17,345	Signature Bank*	666,742
		1,659,764
	Health Care - 15.0%
4,099	Arthrocare Corp.*	109,771
3,637	Assisted Living Concepts, Inc., Class A*	114,420
5,271	Bio-Reference Labs, Inc.*	110,533
6,865	Cyberonics, Inc.*	163,524
8,334	Dionex Corp.*	629,217
33,419	Immucor, Inc.*	642,313
50,919	Incyte Corp.*	662,965
16,659	Integra LifeSciences Holdings Corp.*	601,890
4,689	Neogen Corp.*	140,014
4,343	Par Pharmaceutical Cos., Inc.*	114,655
29,426	PAREXEL International Corp.*	604,116
12,730	Questcor Pharmaceuticals, Inc.*	143,213
9,906	ViroPharma, Inc.*	130,462
		4,167,093
	Industrials - 18.5%
8,010	Acacia Research - Acacia Technologies*	107,254
9,660	Altra Holdings, Inc.*	140,070
45,140	ArvinMeritor, Inc.*	740,747
4,036	Astec Industries, Inc.*	126,529
5,844	Briggs & Stratton Corp.	110,861
23,466	DigitalGlobe, Inc.*	639,683
18,237	Genesee & Wyoming, Inc., Class A*	745,529
4,252	Gorman-Rupp Co. (The)	127,305
16,454	HEICO Corp.	650,427
21,449	Hub Group, Inc., Class A*	689,585
3,596	II-VI, Inc.*	123,271
10,229	Interface, Inc., Class A	127,146
17,484	Kaydon Corp.	664,217
5,907	Polypore International, Inc.*	145,076
		5,137,700
	Information Technology - 31.7%
22,393	Acme Packet, Inc.*	632,826
5,346	Blackbaud, Inc.	126,647
7,360	Bottomline Technologies, Inc.*	104,291
14,489	Brooks Automation, Inc.*	110,551
3,285	Cabot Microelectronics Corp.*	107,387
3,415	Coherent, Inc.*	126,423
15,221	Dice Holdings, Inc.*	124,812
6,101	Diodes, Inc.*	107,866
31,210	EchoStar Corp., Class A*	596,111
7,254	ExlService Holdings, Inc.*	135,142
3,843	Forrester Research, Inc.*	124,052
14,353	Hittite Microwave Corp.*	659,664
10,321	iGATE Corp.	183,198
25,147	InterDigital, Inc.*	686,262
8,825	Isilon Systems, Inc.*	154,791
34,842	LTX-Credence Corp.*	97,558
4,164	Manhattan Associates, Inc.*	111,845
2,012	MAXIMUS, Inc.	121,102
10,856	Micrel, Inc.	105,520
5,308	NETGEAR, Inc.*	127,392
11,614	Newport Corp.*	147,846
4,589	OSI Systems, Inc.*	127,528
4,658	Park Electrochemical Corp.	127,816
21,922	Plantronics, Inc.	657,002
15,436	Power-One, Inc.*	191,869
8,698	Radiant Systems, Inc.*	123,599
7,713	Renaissance Learning, Inc.	107,211
136,738	RF Micro Devices, Inc.*	570,197
34,617	Solarwinds, Inc.*	478,407
8,768	Super Micro Computer, Inc.*	126,610
5,898	Synchronoss Technologies, Inc.*	114,952
32,524	VeriFone Systems, Inc.*	711,625
5,141	Volterra Semiconductor Corp.*	115,775
23,867	Zebra Technologies Corp., Class A*	654,910
		8,798,787
	Materials - 3.4%
4,472	AMCOL International Corp.	133,981
4,963	Balchem Corp.	131,272
49,573	Stillwater Mining Co.*	682,620
		947,873
	Total Common Stocks (Cost $26,496,610)	27,769,827

	Money Market Fund - 0.1%
28,887	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $28,887)	$28,887

	Total Investments (Cost $26,525,497)(a)-100.1%	27,798,714
	Liabilities in excess of other assets-(0.1%)	(33,952)
	Net Assets-100.0%	$27,764,762

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $26,525,952. The net unrealized appreciation was $1,272,762 which consisted of aggregate gross unrealized appreciation of $2,370,392 and aggregate gross unrealized depreciation of $1,097,630.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Small Cap Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 25.2%
2,187	99 Cents Only Stores*	$36,348
1,417	American Greetings Corp., Class A	29,034
4,596	Belo Corp., Class A*	27,806
1,441	BJ’s Restaurants, Inc.*	36,745
673	Blyth, Inc.	26,617
8,433	Bridgepoint Education, Inc.*	156,432
2,003	Brown Shoe Co., Inc.	29,284
2,117	Capella Education Co.*	196,712
826	CEC Entertainment, Inc.*	28,687
7,133	Cheesecake Factory, Inc. (The)*	167,198
3,860	Children’s Place Retail Stores, Inc. (The)*	161,541
8,128	Collective Brands, Inc.*	130,211
9,619	Cooper Tire & Rubber Co.	207,867
670	Cracker Barrel Old Country Store, Inc.	32,817
1,476	Dorman Products, Inc.*	34,450
1,523	Drew Industries, Inc.*	32,181
6,299	DSW, Inc., Class A*	167,616
2,673	Entercom Communications Corp., Class A*	22,400
2,007	Finish Line, Inc. (The), Class A	28,720
1,074	Genesco, Inc.*	29,309
1,165	G-III Apparel Group Ltd.*	30,057
1,360	Grand Canyon Education, Inc.*	33,007
4,080	Gymboree Corp.*	176,664
7,489	Hillenbrand, Inc.	165,432
731	Jo-Ann Stores, Inc.*	30,622
1,552	Kirkland’s, Inc.*	26,167
2,815	La-Z-Boy, Inc.*	24,096
4,902	Life Time Fitness, Inc.*	178,237
1,402	Lincoln Educational Services Corp.*	29,568
1,032	Matthews International Corp., Class A	37,266
6,903	McClatchy Co. (The), Class A*	24,160
5,415	Meredith Corp.	171,926
2,875	Modine Manufacturing Co.*	29,181
19,601	New York Times Co. (The), Class A*	171,313
10,202	OfficeMax, Inc.*	145,787
1,346	Papa John’s International, Inc.*	34,094
1,389	Perry Ellis International, Inc.*	31,100
4,203	Pier 1 Imports, Inc.*	29,379
721	Pre-Paid Legal Services, Inc.*	35,372
7,170	Quiksilver, Inc.*	32,050
3,318	Retail Ventures, Inc.*	32,151
3,105	Ruby Tuesday, Inc.*	31,733
984	Rue21, Inc.*	29,845
1,278	Scholastic Corp.	32,372
2,978	Select Comfort Corp.*	23,228
2,358	Stage Stores, Inc.	25,938
2,288	Texas Roadhouse, Inc.*	30,842
1,739	Timberland Co. (The), Class A*	30,641
7,111	Ulta Salon, Cosmetics & Fragrance, Inc.*	179,624
1,453	Universal Technical Institute, Inc.	29,598
4,981	Valassis Communications, Inc.*	172,193
6,338	Wolverine World Wide, Inc.	181,203
		3,816,821
	Consumer Staples - 2.5%
1,021	Andersons, Inc. (The)	35,092
3,152	B&G Foods, Inc., Class A	36,153
506	Boston Beer Co., Inc., Class A*	35,096
1,032	Cal-Maine Foods, Inc.	32,601
3,532	Central Garden & Pet Co., Class A*	35,709
1,965	Elizabeth Arden, Inc.*	30,516
2,138	Inter Parfums, Inc.	37,308
1,391	PriceSmart, Inc.	38,948
609	Sanderson Farms, Inc.	28,471
892	USANA Health Sciences, Inc.*	37,375
1,024	WD-40 Co.	37,233
		384,502
	Energy - 0.5%
689	Enbridge Energy Management LLC*	37,103
2,631	Energy Partners Ltd.*	33,650
		70,753
	Financials - 12.7%
3,551	American Equity Investment Life Holding Co.	38,351
2,537	AmTrust Financial Services, Inc.	32,550
947	Bank of the Ozarks, Inc.	35,465
3,354	Brookline Bancorp, Inc.	32,467
904	Cash America International, Inc.	30,284
2,035	CNA Surety Corp.*	35,104
1,462	Community Bank System, Inc.	36,184
3,816	Credit Acceptance Corp.*	213,620
2,618	Dime Community Bancshares	34,296
1,599	Encore Capital Group, Inc.*	35,178
1,825	EZCORP, Inc., Class A*	36,317
1,368	FBL Financial Group, Inc., Class A	31,040
1,589	First Cash Financial Services, Inc.*	38,104
2,121	First Interstate BancSystem, Inc.	28,209
2,468	Flushing Financial Corp.	30,776
2,174	Horace Mann Educators Corp.	36,567
1,379	Independent Bank Corp.	32,834
714	Infinity Property & Casualty Corp.	34,301
9,210	International Bancshares Corp.	159,701
13,316	Investors Bancorp, Inc.*	174,839
3,845	Meadowbrook Insurance Group, Inc.	35,220
2,397	National Financial Partners Corp.*	25,720
1,687	Nelnet, Inc., Class A	34,010
1,443	Republic Bancorp, Inc., Class A	35,757
1,549	S&T Bancorp, Inc.	31,445
925	Safety Insurance Group, Inc.	36,260
934	SCBT Financial Corp.	30,103
4,807	Signature Bank*	184,781
8,131	Trustmark Corp.	178,882
6,757	United Bankshares, Inc.	172,506
935	World Acceptance Corp.*	38,737
		1,929,608
	Health Care - 12.7%
919	Almost Family, Inc.*	24,151
3,659	Amedisys, Inc.*	96,122
8,063	American Medical Systems Holdings, Inc.*	180,289
5,064	AMERIGROUP Corp.*	181,089
1,136	Arthrocare Corp.*	30,422
1,008	Assisted Living Concepts, Inc., Class A*	31,712
587	Chemed Corp.	31,064

942	CorVel Corp.*	$37,482
1,903	Cyberonics, Inc.*	45,330
1,923	Healthspring, Inc.*	36,152
9,262	Immucor, Inc.*	178,016
1,585	Impax Laboratories, Inc.*	25,978
14,112	Incyte Corp.*	183,738
4,617	Integra LifeSciences Holdings Corp.*	166,812
1,398	Invacare Corp.	33,314
4,470	Magellan Health Services, Inc.*	188,142
8,155	PAREXEL International Corp.*	167,422
3,528	Questcor Pharmaceuticals, Inc.*	39,690
2,285	Universal American Financial Corp.*	38,251
2,745	ViroPharma, Inc.*	36,152
4,623	West Pharmaceutical Services, Inc.	168,000
		1,919,328
	Industrials - 18.6%
3,902	A.O. Smith Corp.	213,361
2,220	Acacia Research - Acacia Technologies*	29,726
3,895	Alaska Air Group, Inc.*	200,943
2,677	Altra Holdings, Inc.*	38,817
611	Amerco, Inc.*	41,652
6,595	Applied Industrial Technologies, Inc.	184,660
12,510	ArvinMeritor, Inc.*	205,289
3,480	Atlas Air Worldwide Holdings, Inc.*	203,510
7,023	Belden, Inc.	167,779
3,131	Blount International, Inc.*	33,345
5,492	Curtiss-Wright Corp.	166,353
1,556	Deluxe Corp.	32,023
1,485	EnerSys*	35,967
1,215	Exponent, Inc.*	40,107
1,178	Gorman-Rupp Co. (The)	35,269
11,702	Heartland Express, Inc.	187,466
997	II-VI, Inc.*	34,177
2,835	Interface, Inc., Class A	35,239
1,322	Ladish Co., Inc.*	38,880
1,072	M&F Worldwide Corp.*	30,209
395	NACCO Industries, Inc., Class A	35,171
1,637	Polypore International, Inc.*	40,205
943	Raven Industries, Inc.	33,033
4,627	Teledyne Technologies, Inc.*	189,846
742	UniFirst Corp.	32,618
3,114	United Stationers, Inc.*	168,623
5,614	Watts Water Technologies, Inc., Class A	180,771
8,070	Werner Enterprises, Inc.	185,852
		2,820,891
	Information Technology - 22.5%
10,448	Acxiom Corp.*	160,272
26,711	Amkor Technology, Inc.*	154,122
16,582	Arris Group, Inc.*	154,544
9,843	Benchmark Electronics, Inc.*	164,378
1,133	Black Box Corp.	34,489
1,482	Blackbaud, Inc.	35,109
4,497	Brightpoint, Inc.*	35,616
946	Coherent, Inc.*	35,021
1,628	CSG Systems International, Inc.*	30,704
8,650	EchoStar Corp., Class A*	165,215
6,187	Entegris, Inc.*	28,522
18,190	Fairchild Semiconductor International, Inc.*	165,165
4,182	Global Cash Access Holdings, Inc.*	17,188
3,978	Hittite Microwave Corp.*	182,829
2,860	iGATE Corp.	50,765
2,298	Insight Enterprises, Inc.*	33,482
1,280	InterDigital, Inc.*	34,931
6,736	Lattice Semiconductor Corp.*	37,452
4,052	Lawson Software, Inc.*	32,294
924	Littelfuse, Inc.*	32,904
9,656	LTX-Credence Corp.*	27,037
1,154	Manhattan Associates, Inc.*	30,996
558	MAXIMUS, Inc.	33,586
3,009	Micrel, Inc.	29,248
11,751	Microsemi Corp.*	187,546
4,373	ModusLink Global Solutions, Inc.*	28,687
3,219	Newport Corp.*	40,978
1,272	OSI Systems, Inc.*	35,349
5,342	Plexus Corp.*	155,986
4,278	Power-One, Inc.*	53,176
5,695	Progress Software Corp.*	170,281
2,138	Renaissance Learning, Inc.	29,718
37,896	RF Micro Devices, Inc.*	158,026
11,928	Sanmina-SCI Corp.*	149,935
5,441	SMART Modular Technologies (WWH), Inc.*	29,436
5,440	Syntel, Inc.	224,454
2,584	TeleTech Holdings, Inc.*	35,918
4,902	United Online, Inc.	30,981
9,014	VeriFone Systems, Inc.*	197,226
6,615	Zebra Technologies Corp., Class A*	181,516
		3,415,082
	Materials - 3.8%
975	Arch Chemicals, Inc.	33,413
5,441	Boise, Inc.*	32,592
2,757	Buckeye Technologies, Inc.*	31,292
546	Clearwater Paper Corp.*	33,650
3,708	Ferro Corp.*	39,564
57,564	Graphic Packaging Holding Co.*	201,474
1,566	H.B. Fuller Co.	32,009
1,171	Innophos Holdings, Inc.	34,322
3,024	KapStone Paper and Packaging Corp.*	34,594
625	Minerals Technologies, Inc.	32,606
3,344	PolyOne Corp.*	34,477
463	Stepan Co.	30,563
		570,556
	Utilities - 1.5%
1,010	Laclede Group, Inc. (The)	35,289
6,141	Southwest Gas Corp.	197,556
		232,845
	Total Common Stocks and Other Equity Interests (Cost $15,093,764)	15,160,386

	Money Market Fund - 0.1%
18,832	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $18,832)	18,832

	Total Investments (Cost $15,112,596)(a)-100.1%	15,179,218
	Liabilities in excess of other assets-(0.1%)	(18,015)
	Net Assets-100.0%	$15,161,203

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $15,113,256. The net unrealized appreciation was $65,962 which consisted of aggregate gross unrealized appreciation of $928,029 and aggregate gross unrealized depreciation of $862,067.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Small Cap Value Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 21.5%
11,126	American Greetings Corp., Class A	$227,972
9,034	Bob Evans Farms, Inc.	236,871
6,487	CEC Entertainment, Inc.*	225,294
5,566	Children’s Place Retail Stores, Inc. (The)*	232,937
63,822	Collective Brands, Inc.*	1,022,428
75,533	Cooper Tire & Rubber Co.	1,632,268
5,265	Cracker Barrel Old Country Store, Inc.	257,880
20,988	Entercom Communications Corp., Class A*	175,879
8,430	Genesco, Inc.*	230,055
32,040	Gymboree Corp.*	1,387,332
58,803	Hillenbrand, Inc.	1,298,958
8,102	Matthews International Corp., Class A	292,563
54,203	McClatchy Co. (The), Class A*	189,710
42,522	Meredith Corp.	1,350,073
153,915	New York Times Co. (The), Class A*	1,345,217
10,566	Papa John’s International, Inc.*	267,637
5,664	Pre-Paid Legal Services, Inc.*	277,876
26,052	Retail Ventures, Inc.*	252,444
24,381	Ruby Tuesday, Inc.*	249,174
10,032	Scholastic Corp.	254,111
18,514	Stage Stores, Inc.	203,654
49,767	Wolverine World Wide, Inc.	1,422,839
		13,033,172
	Consumer Staples - 2.7%
8,016	Andersons, Inc. (The)	275,510
24,750	B&G Foods, Inc., Class A	283,883
8,105	Cal-Maine Foods, Inc.	256,037
10,926	PriceSmart, Inc.	305,928
4,783	Sanderson Farms, Inc.	223,605
8,037	WD-40 Co.	292,225
		1,637,188
	Energy - 2.4%
43,948	Bristow Group, Inc.*	1,469,182

	Financials - 22.8%
27,879	American Equity Investment Life Holding Co.	301,093
19,920	AmTrust Financial Services, Inc.	255,574
26,340	Brookline Bancorp, Inc.	254,971
7,100	Cash America International, Inc.	237,850
15,977	CNA Surety Corp.*	275,603
254,603	CNO Financial Group, Inc.*	1,367,218
11,481	Community Bank System, Inc.	284,155
29,963	Credit Acceptance Corp.*	1,677,329
20,560	Dime Community Bancshares	269,336
14,328	EZCORP, Inc., Class A*	285,127
10,739	FBL Financial Group, Inc., Class A	243,668
16,657	First Interstate BancSystem, Inc.	221,538
17,069	Horace Mann Educators Corp.	287,100
5,606	Infinity Property & Casualty Corp.	269,312
72,320	International Bancshares Corp.	1,254,029
30,189	Meadowbrook Insurance Group, Inc.	276,531
18,820	National Financial Partners Corp.*	201,939
13,250	Nelnet, Inc., Class A	267,120
122,814	Northwest Bancshares, Inc.	1,489,734
98,573	OneBeacon Insurance Group Ltd., Class A	1,566,325
11,333	Republic Bancorp, Inc., Class A	280,832
12,162	S&T Bancorp, Inc.	246,889
7,261	Safety Insurance Group, Inc.	284,631
63,850	Trustmark Corp.	1,404,700
7,342	World Acceptance Corp.*	304,179
		13,806,783
	Health Care - 4.6%
4,610	Chemed Corp.	243,961
15,103	Healthspring, Inc.*	283,936
12,448	Impax Laboratories, Inc.*	204,023
10,982	Invacare Corp.	261,701
35,103	Magellan Health Services, Inc.*	1,477,485
17,944	Universal American Financial Corp.*	300,383
		2,771,489
	Industrials - 19.4%
30,638	A.O. Smith Corp.	1,675,286
30,585	Alaska Air Group, Inc.*	1,577,880
27,326	Atlas Air Worldwide Holdings, Inc.*	1,598,024
55,147	Belden, Inc.	1,317,462
43,126	Curtiss-Wright Corp.	1,306,287
12,219	Deluxe Corp.	251,467
11,660	EnerSys*	282,405
10,377	Ladish Co., Inc.*	305,188
8,417	M&F Worldwide Corp.*	237,191
36,335	Teledyne Technologies, Inc.*	1,490,825
5,830	UniFirst Corp.	256,287
63,368	Werner Enterprises, Inc.	1,459,365
		11,757,667
	Information Technology - 11.9%
209,739	Amkor Technology, Inc.*	1,210,194
130,203	Arris Group, Inc.*	1,213,492
8,896	Black Box Corp.	270,794
35,309	Brightpoint, Inc.*	279,647
12,785	CSG Systems International, Inc.*	241,125
48,582	Entegris, Inc.*	223,963
142,832	Fairchild Semiconductor International, Inc.*	1,296,915
32,834	Global Cash Access Holdings, Inc.*	134,948
18,043	Insight Enterprises, Inc.*	262,887
34,339	ModusLink Global Solutions, Inc.*	225,264
44,719	Progress Software Corp.*	1,337,098
20,290	TeleTech Holdings, Inc.*	282,031
38,495	United Online, Inc.	243,288
		7,221,646
	Materials - 9.0%
7,658	Arch Chemicals, Inc.	262,440
42,727	Boise, Inc.*	255,935
4,284	Clearwater Paper Corp.*	264,023
452,001	Graphic Packaging Holding Co.*	1,582,003
12,299	H.B. Fuller Co.	251,392
9,192	Innophos Holdings, Inc.	269,418
23,741	KapStone Paper and Packaging Corp.*	271,597
4,908	Minerals Technologies, Inc.	256,050
26,261	PolyOne Corp.*	270,751
51,583	Sensient Technologies Corp.	1,519,635
3,637	Stepan Co.	240,078
		5,443,322

	Telecommunication Services - 2.7%
72,174	Syniverse Holdings, Inc.*	$1,611,645

	Utilities - 3.0%
7,928	Laclede Group, Inc. (The)	277,004
48,222	Southwest Gas Corp.	1,551,302
		1,828,306
	Total Common Stocks (Cost $59,235,050)	60,580,400

	Money Market Fund - 0.1%
51,941	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $51,941)	51,941

	Total Investments (Cost $59,286,991)(a)-100.1%	60,632,341
	Liabilities in excess of other assets-(0.1%)	(41,301)
	Net Assets-100.0%	$60,591,040

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $59,331,954. The net unrealized appreciation was $1,300,387 which consisted of aggregate gross unrealized appreciation of $4,210,233 and aggregate gross unrealized depreciation of $2,909,846.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE NASDAQ Small Cap Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 12.3%
72	AFC Enterprises, Inc.*	$682
65	Airmedia Group, Inc. ADR (China)*	239
71	Ambassadors Group, Inc.	805
68	American Public Education, Inc.*	3,037
43	America’s Car-Mart, Inc.*	1,001
50	Ascent Media Corp., Class A*	1,390
78	Audiovox Corp., Class A*	581
320	Ballard Power Systems, Inc. (Canada)*	541
132	Bebe Stores, Inc.	785
82	Big 5 Sporting Goods Corp.	1,127
100	BJ’s Restaurants, Inc.*	2,550
41	Blue Nile, Inc.*	2,087
50	Buffalo Wild Wings, Inc.*	2,132
92	California Pizza Kitchen, Inc.*	1,650
25	Cavco Industries, Inc.*	877
428	Charming Shoppes, Inc.*	1,917
33	Cherokee, Inc.	648
20	China Auto Logistics, Inc.*	60
31	China Automotive Systems, Inc.*	567
46	China XD Plastics Co. Ltd.*	303
169	ChinaCast Education Corp.*	1,156
45	Churchill Downs, Inc.	1,637
42	Citi Trends, Inc.*	1,318
259	CKX, Inc.*	1,357
263	Coldwater Creek, Inc.*	1,031
64	Conn’s, Inc.*	337
29	Core-Mark Holding Co., Inc.*	885
319	Crocs, Inc.*	4,093
47	Deer Consumer Products, Inc.*	382
366	Denny’s Corp.*	981
51	Dorman Products, Inc.*	1,190
302	drugstore.com, Inc.*	834
70	Exceed Co. Ltd. (British Virgin Islands)*	538
279	Exide Technologies*	1,680
195	Finish Line, Inc. (The), Class A	2,790
25	Fisher Communications, Inc.*	443
147	Fred’s, Inc., Class A	1,593
50	Fuel Systems Solutions, Inc.*	1,520
79	Fuqi International, Inc.*	631
50	Gaiam, Inc., Class A	300
71	G-III Apparel Group Ltd.*	1,832
68	Global Sources Ltd. (Bermuda)*	589
52	Global Traffic Network, Inc.*	291
85	Helen of Troy Ltd.*	2,037
108	Hibbett Sports, Inc.*	2,859
87	Home Inns & Hotels Management, Inc. ADR (China)*	3,660
168	Hot Topic, Inc.	889
213	HSN, Inc.*	6,262
235	Imax Corp. (Canada)*	3,635
211	Interval Leisure Group, Inc.*	2,935
19	iRobot Corp.*	387
61	Isle of Capri Casinos, Inc.*	512
106	JAKKS Pacific, Inc.*	1,673
68	Jos. A. Bank Clothiers, Inc.*	3,990
56	Kirkland’s, Inc.*	944
136	Knology, Inc.*	1,537
100	K-Swiss, Inc., Class A*	1,195
39	Learning Tree International, Inc.*	452
69	Lincoln Educational Services Corp.*	1,455
154	Mediacom Communications Corp., Class A*	1,130
491	Melco Crown Entertainment Ltd. ADR (Macau)*	1,910
46	Monarch Casino & Resort, Inc.*	490
73	Monro Muffler Brake, Inc.	2,996
112	Morgans Hotel Group Co.*	830
160	National CineMedia, Inc.	2,870
194	NET Servicos de Comunicacao SA ADR (Brazil)*	2,101
49	Outdoor Channel Holdings, Inc.*	278
65	Overstock.com, Inc.*	1,285
250	Pacific Sunwear of California, Inc.*	1,010
49	Peet’s Coffee & Tea, Inc.*	1,991
63	PetMed Express, Inc.	1,005
143	Princeton Review, Inc.*	356
81	RC2 Corp.*	1,341
131	RCN Corp.*	1,957
44	Red Robin Gourmet Burgers, Inc.*	939
19	RRSat Global Communications Network Ltd. (Israel)	166
67	Rue21, Inc.*	2,032
205	Select Comfort Corp.*	1,599
37	Shoe Carnival, Inc.*	779
199	Shuffle Master, Inc.*	1,749
49	Shutterfly, Inc.*	1,229
58	SinoCoking Coal And Coke Chemical Industries, Inc.*	927
226	Smith & Wesson Holding Corp.*	870
227	Sonic Corp.*	1,998
124	Spartan Motors, Inc.	532
122	Stein Mart, Inc.*	942
55	Steiner Leisure Ltd.*	2,338
102	Steven Madden Ltd.*	3,940
331	Stewart Enterprises, Inc., Class A	1,777
57	SuperMedia, Inc.*	1,202
28	Syms Corp.*	209
201	Texas Roadhouse, Inc.*	2,709
72	True Religion Apparel, Inc.*	1,770
52	Universal Electronics, Inc.*	913
97	VisionChina Media, Inc. ADR (China)*	389
67	Volcom, Inc.*	1,090
13	Wacoal Holdings Corp. ADR (Japan)	852
63	West Marine, Inc.*	654
360	Wet Seal, Inc. (The), Class A*	1,217
43	Weyco Group, Inc.	1,088
94	Wonder Auto Technology, Inc.*	768
85	Zumiez, Inc.*	1,556
		142,593
	Consumer Staples - 3.7%
20	Alico, Inc.	487
68	Andersons, Inc. (The)	2,337
9	Arden Group, Inc., Class A	832

55	Calavo Growers, Inc.	$1,162
60	Cal-Maine Foods, Inc.	1,895
65	Central Garden & Pet Co.*	677
170	Central Garden & Pet Co., Class A*	1,719
47	China Sky One Medical, Inc.*	522
42	China-Biotics, Inc.*	562
20	Coca-Cola Bottling Co. Consolidated	1,032
182	Cresud S.A.C.I.F.y A. ADR (Argentina)	2,335
81	Diamond Foods, Inc.	3,608
107	Elizabeth Arden, Inc.*	1,662
30	Farmer Bros. Co.	506
78	Female Health Co. (The)	396
7	Griffin Land & Nurseries, Inc.	211
46	Imperial Sugar Co.	552
46	Inter Parfums, Inc.	803
51	J & J Snack Foods Corp.	2,127
19	Lifeway Foods, Inc.*	199
47	Nash Finch Co.	1,848
52	National Beverage Corp.	739
35	Origin Agritech Ltd. (British Virgin Islands)*	294
65	Pantry, Inc. (The)*	1,170
110	PriceSmart, Inc.	3,080
238	Smart Balance, Inc.*	909
85	Spartan Stores, Inc.	1,221
240	SunOpta, Inc. (Canada)*	1,207
32	Susser Holdings Corp.*	384
43	USANA Health Sciences, Inc.*	1,802
20	Village Super Market, Inc., Class A	547
61	WD-40 Co.	2,218
207	Winn-Dixie Stores, Inc.*	2,031
98	Zhongpin, Inc.*	1,443
		42,517
	Energy - 4.6%
125	Acergy SA ADR (Luxembourg)	2,046
59	Approach Resources, Inc.*	398
144	ATP Oil & Gas Corp.*	1,521
433	Brigham Exploration Co.*	7,474
52	Bronco Drilling Co., Inc.*	198
49	China Integrated Energy, Inc.*	416
23	Clayton Williams Energy, Inc.*	1,024
113	Clean Energy Fuels Corp.*	2,133
132	Crosstex Energy, Inc.*	1,022
29	Dawson Geophysical Co.*	676
791	Delta Petroleum Corp.*	645
189	Energy XXI Bermuda Ltd. (Bermuda)*	3,207
162	Fx Energy, Inc.*	570
55	Georesources, Inc.*	816
317	Global Industries Ltd.*	1,502
49	Green Plains Renewable Energy, Inc.*	454
54	Gulf Island Fabrication, Inc.	970
121	Gulfport Energy Corp.*	1,580
426	Hercules Offshore, Inc.*	1,082
1,239	Ivanhoe Energy, Inc. (Canada)*	2,453
102	James River Coal Co.*	1,786
65	Knightsbridge Tankers Ltd. (Bermuda)	1,213
76	L&L Energy, Inc.*	863
99	Matrix Service Co.*	959
17	OYO Geospace Corp.*	910
71	Petroleum Development Corp.*	2,069
47	PHI, Inc.*	747
146	Ram Energy Resources, Inc.*	277
121	Rex Energy Corp.*	1,283
194	Rosetta Resources, Inc.*	4,281
45	Seahawk Drilling, Inc.*	447
63	StealthGas, Inc. (Greece)*	290
85	Superior Well Services, Inc.*	1,578
49	T-3 Energy Services, Inc.*	1,243
142	Tesco Corp. (Canada)*	1,945
70	Toreador Resources Corp.*	516
243	Transglobe Energy Corp. (Canada)*	1,832
44	Union Drilling, Inc.*	261
269	Warren Resources, Inc.*	845
		53,532
	Financials - 15.7%
69	1st Source Corp.	1,269
77	Abington Bancorp, Inc.	735
94	Altisource Portfolio Solutions SA (Luxembourg)*	2,667
122	American Capital Agency Corp. REIT	3,357
35	American Physicians Capital, Inc.	1,433
26	American Physicians Service Group, Inc.	687
89	Ameris Bancorp*	876
71	AMERISAFE, Inc.*	1,275
42	Arrow Financial Corp.	1,059
59	Asset Acceptance Capital Corp.*	265
32	Avatar Holdings, Inc.*	640
34	Baldwin & Lyons, Inc., Class B	760
23	BancFirst Corp.	947
17	Bancorp Rhode Island, Inc.	496
169	Bank Mutual Corp.	994
47	Bank of the Ozarks, Inc.	1,760
82	BankFinancial Corp.	728
53	Berkshire Hills Bancorp, Inc.	1,070
146	BGC Partners, Inc., Class A	791
255	Boston Private Financial Holdings, Inc.	1,686
219	Brookline Bancorp, Inc.	2,120
29	Camden National Corp.	906
48	Capital City Bank Group, Inc.	664
109	Cardinal Financial Corp.	1,114
114	Cardtronics, Inc.*	1,476
292	Cathay General Bancorp	3,434
100	Chemical Financial Corp.	2,245
1,464	Citizens Republic Bancorp, Inc.*	1,324
59	City Holding Co.	1,738
51	Clifton Savings Bancorp, Inc.	458
55	CNinsure, Inc. ADR (Cayman Islands)	1,297
140	CoBiz Financial, Inc.	883
146	Columbia Banking System, Inc.	2,669
57	Community Trust Bancorp, Inc.	1,566
91	CompuCredit Holdings Corp.	461
34	Credit Acceptance Corp.*	1,903
80	Danvers Bancorp, Inc.	1,312
10	Diamond Hill Investment Group, Inc.*	581
128	Dime Community Bancshares	1,677
90	Dollar Financial Corp.*	1,765
57	Donegal Group, Inc., Class A	670
89	eHealth, Inc.*	988
10	EMC Insurance Group, Inc.	224
87	Encore Capital Group, Inc.*	1,914
55	Enterprise Financial Services Corp.	563
42	Epoch Holding Corp.	523
171	EZCORP, Inc., Class A*	3,403
122	FBR Capital Markets Corp.*	403

46	Financial Engines, Inc.*	$674
63	First Bancorp	1,051
246	First Busey Corp.	1,129
113	First Cash Financial Services, Inc.*	2,710
67	First Community Bancshares, Inc.	986
215	First Financial Bancorp	3,418
38	First Financial Corp.	1,078
63	First Financial Holdings, Inc.	793
74	First Financial Northwest, Inc.	337
98	First Merchants Corp.	851
268	First Midwest Bancorp, Inc.	3,371
37	First South Bancorp, Inc.	438
105	FirstService Corp. (Canada)*	2,312
118	Flushing Financial Corp.	1,471
55	Fox Chase Bancorp, Inc.*	532
36	FPIC Insurance Group, Inc.*	1,064
225	GFI Group, Inc.	1,325
67	Global Indemnity PLC (Ireland)*	1,020
38	Great Southern Bancorp, Inc.	833
113	Greenlight Capital Re Ltd., Class A (Cayman Islands)*	2,914
76	Hallmark Financial Services, Inc.*	771
62	Heartland Financial USA, Inc.	1,095
33	Home Bancorp, Inc.*	434
80	Home BancShares, Inc.	1,922
32	Home Federal Bancorp, Inc.	418
61	Hudson Valley Holding Corp.	1,181
79	Independent Bank Corp.	1,881
49	Infinity Property & Casualty Corp.	2,354
65	International Assets Holding Corp.*	1,101
13	Kansas City Life Insurance Co.	424
20	K-Fed Bancorp	174
90	Lakeland Bancorp, Inc.	807
60	Lakeland Financial Corp.	1,232
33	Legacy Bancorp, Inc.	270
28	Life Partners Holdings, Inc.	486
261	Maiden Holdings Ltd. (Bermuda)	1,790
77	MainSource Financial Group, Inc.	581
121	MarketAxess Holdings, Inc.	1,721
67	Medallion Financial Corp.	470
42	Meridian Interstate Bancorp, Inc.*	454
83	Mission West Properties, Inc. REIT	586
140	Nara Bancorp, Inc.*	1,004
12	NASB Financial, Inc.	180
22	National Interstate Corp.	491
13	National Western Life Insurance Co., Class A	2,004
187	NewStar Financial, Inc.*	1,358
162	Northfield Bancorp, Inc.	2,088
51	OceanFirst Financial Corp.	646
52	Old Second Bancorp, Inc.	72
93	Oritani Financial Corp.	930
70	Pacific Continental Corp.	640
72	Penson Worldwide, Inc.*	387
40	Peoples Bancorp, Inc.	690
63	Pico Holdings, Inc.*	1,974
124	Pinnacle Financial Partners, Inc.*	1,251
92	PMA Capital Corp., Class A*	617
84	Presidential Life Corp.	824
145	Provident New York Bancorp	1,346
80	Renasant Corp.	1,220
70	Republic Bancorp, Inc., Class A	1,735
37	Rockville Financial, Inc.	469
115	Roma Financial Corp.	1,312
102	S&T Bancorp, Inc.	2,071
50	S.Y. Bancorp, Inc.	1,246
56	Safety Insurance Group, Inc.	2,195
81	Sanders Morris Harris Group, Inc.	445
90	Sandy Spring Bancorp, Inc.	1,525
47	SCBT Financial Corp.	1,515
224	Seacoast Banking Corp. of Florida*	305
32	Shore Bancshares, Inc.	353
33	Sierra Bancorp	391
63	Simmons First National Corp., Class A	1,660
821	South Financial Group, Inc. (The)*	228
60	Southside Bancshares, Inc.	1,138
70	Southwest Bancorp, Inc.	1,018
86	StellarOne Corp.	1,167
378	Sterling Bancshares, Inc.	1,962
36	Suffolk Bancorp	976
66	Sun Bancorp, Inc.*	352
481	Susquehanna Bancshares, Inc.	4,161
46	Territorial Bancorp, Inc.	838
136	Texas Capital Bancshares, Inc.*	2,270
166	Tower Group, Inc.	3,577
95	TowneBank	1,463
79	TradeStation Group, Inc.*	505
58	TriCo Bancshares	1,094
283	TrustCo Bank Corp. NY	1,647
95	Union First Market Bankshares Corp.	1,349
349	United Community Banks, Inc.*	1,082
68	United Financial Bancorp, Inc.	1,013
73	United Fire & Casualty Co.	1,565
62	Univest Corp. of Pennsylvania	1,074
130	ViewPoint Financial Group	1,261
101	Virginia Commerce Bancorp, Inc.*	647
60	Washington Trust Bancorp, Inc.	1,162
99	WesBanco, Inc.	1,718
110	Westfield Financial, Inc.	903
83	Wilshire Bancorp, Inc.	625
61	World Acceptance Corp.*	2,527
27	WSFS Financial Corp.	1,026
		181,527
	Health Care - 18.7%
62	3SBio, Inc. ADR (Cayman Islands)*	933
81	Abaxis, Inc.*	1,624
142	Abiomed, Inc.*	1,575
206	Accelrys, Inc.*	1,452
219	Accuray, Inc.*	1,441
144	Acorda Therapeutics, Inc.*	4,657
90	Affymax, Inc.*	579
264	Affymetrix, Inc.*	1,291
46	Air Methods Corp.*	1,461
250	Akorn, Inc.*	910
91	Albany Molecular Research, Inc.*	592
23	Alimera Sciences, Inc.*	168
292	Allos Therapeutics, Inc.*	1,407
34	Almost Family, Inc.*	894
149	Alphatec Holdings, Inc.*	630
78	AMAG Pharmaceuticals, Inc.*	2,455
60	American Dental Partners, Inc.*	688
36	Analogic Corp.	1,637
92	Angiodynamics, Inc.*	1,418
84	Ardea Biosciences, Inc.*	1,676

369	Arena Pharmaceuticals, Inc.*	$2,934
414	Ariad Pharmaceuticals, Inc.*	1,325
170	ArQule, Inc.*	726
192	Array Biopharma, Inc.*	609
7	Atrion Corp.	1,011
205	ATS Medical, Inc.*	820
34	Aveo Pharmaceuticals, Inc.*	263
167	BioCryst Pharmaceuticals, Inc.*	997
74	BioMimetic Therapeutics, Inc.*	683
103	Bio-Reference Labs, Inc.*	2,160
150	BioScrip, Inc.*	638
18	Biospecifics Technologies Corp.*	434
119	BMP Sunstone Corp. (China)*	785
144	Cadence Pharmaceuticals, Inc.*	1,103
225	Cardiome Pharma Corp. (Canada)*	1,829
90	CardioNet, Inc.*	429
304	Celera Corp.*	2,034
2,442	Cell Therapeutics, Inc.*	957
120	Celldex Therapeutics, Inc.*	616
95	China Medical Technologies, Inc. ADR (Cayman Islands)	974
50	Clinical Data, Inc.*	697
25	Codexis, Inc.*	224
20	Computer Programs & Systems, Inc.	899
116	Conceptus, Inc.*	1,567
34	CorVel Corp.*	1,353
117	Cross Country Healthcare, Inc.*	1,039
60	Crucell NV ADR (Netherlands)*	1,162
57	Cumberland Pharmaceuticals, Inc.*	356
25	Cutera, Inc.*	196
77	Cyberonics, Inc.*	1,834
37	Cynosure, Inc., Class A*	380
146	Cypress Bioscience, Inc.*	533
231	Cytokinetics, Inc.*	635
213	Dexcom, Inc.*	2,377
568	Discovery Laboratories, Inc.*	151
330	Durect Corp.*	805
365	Dyax Corp.*	876
31	Ensign Group, Inc. (The)	558
225	Enzon Pharmaceuticals, Inc.*	2,462
180	eResearchTechnology, Inc.*	1,458
73	Eurand NV (Netherlands)*	580
36	Exactech, Inc.*	568
409	Exelixis, Inc.*	1,276
91	Flamel Technologies SA ADR (France)*	576
81	Genomic Health, Inc.*	1,044
66	Genoptix, Inc.*	1,141
111	Gentiva Health Services, Inc.*	2,290
362	Geron Corp.*	2,038
54	Given Imaging Ltd. (Israel)*	867
55	Gtx, Inc.*	186
340	Halozyme Therapeutics, Inc.*	2,438
199	Hansen Medical, Inc.*	360
128	Healthways, Inc.*	1,823
38	HeartWare International, Inc.*	2,448
38	ICU Medical, Inc.*	1,414
203	Idenix Pharmaceuticals, Inc.*	1,037
89	Idera Pharmaceuticals, Inc.*	326
252	Immunogen, Inc.*	2,376
286	Immunomedics, Inc.*	924
450	Incyte Corp.*	5,859
306	Inspire Pharmaceuticals, Inc.*	1,545
140	Insulet Corp.*	2,071
208	InterMune, Inc.*	2,030
127	inVentiv Health, Inc.*	3,294
60	IPC The Hospitalist Co., Inc.*	1,545
68	IRIS International, Inc.*	634
71	Ironwood Pharmaceuticals, Inc.*	838
58	Jazz Pharmaceuticals, Inc.*	505
56	Kendle International, Inc.*	689
36	Kensey Nash Corp.*	846
940	Lexicon Pharmaceuticals, Inc.*	1,419
52	LHC Group, Inc.*	1,195
446	Ligand Pharmaceuticals, Inc., Class B*	736
154	Luminex Corp.*	2,507
95	MAKO Surgical Corp.*	1,042
209	Mannkind Corp.*	1,444
37	MAP Pharmaceuticals, Inc.*	496
119	Martek Biosciences Corp.*	2,462
89	Maxygen, Inc.*	553
58	MedCath Corp.*	514
62	Medical Action Industries, Inc.*	849
150	Medicines Co. (The)*	1,382
86	Medidata Solutions, Inc.*	1,297
95	Medivation, Inc.*	903
57	MedQuist, Inc.	493
106	Merit Medical Systems, Inc.*	1,794
98	Metabolix, Inc.*	1,384
227	Micromet, Inc.*	1,555
59	Micrus Endovascular Corp.*	1,372
124	Momenta Pharmaceuticals, Inc.*	2,646
46	MWI Veterinary Supply, Inc.*	2,422
93	Myrexis, Inc.*	356
165	Nabi Biopharmaceuticals*	944
79	Nanosphere, Inc.*	363
105	Natus Medical, Inc.*	1,541
84	Neogen Corp.*	2,508
202	Neurocrine Biosciences, Inc.*	1,147
22	NovaMed, Inc.*	182
382	Novavax, Inc.*	852
214	NPS Pharmaceuticals, Inc.*	1,481
132	NxStage Medical, Inc.*	2,084
33	Obagi Medical Products, Inc.*	383
94	Odyssey HealthCare, Inc.*	2,515
120	Omnicell, Inc.*	1,478
143	Optimer Pharmaceuticals, Inc.*	1,298
175	OraSure Technologies, Inc.*	830
134	Orexigen Therapeutics, Inc.*	697
65	Orthofix International NV (Netherlands)*	1,968
289	Orthovita, Inc.*	535
25	Osiris Therapeutics, Inc.*	199
160	Pain Therapeutics, Inc.*	936
51	Palomar Medical Technologies, Inc.*	569
124	Pharmasset, Inc.*	3,349
113	Pozen, Inc.*	902
119	Progenics Pharmaceuticals, Inc.*	547
200	QLT, Inc. (Canada)*	1,144
221	Questcor Pharmaceuticals, Inc.*	2,486
107	Quidel Corp.*	1,327
138	Radnet, Inc.*	280
117	Repligen Corp.*	378
84	Res-Care, Inc.*	825
192	Rigel Pharmaceuticals, Inc.*	1,555
46	Rochester Medical Corp.*	445

206	RTI Biologics, Inc.*	$595
170	Sangamo Biosciences, Inc.*	641
220	Santarus, Inc.*	548
251	Savient Pharmaceuticals, Inc.*	3,439
369	Seattle Genetics, Inc.*	4,494
231	Sequenom, Inc.*	1,328
162	SIGA Technologies, Inc.*	1,358
200	Sinovac Biotech Ltd. (China)*	850
55	SonoSite, Inc.*	1,609
126	Spectranetics Corp.*	650
143	Stereotaxis, Inc.*	598
161	Sun Healthcare Group, Inc.*	1,333
229	SuperGen, Inc.*	463
66	SurModics, Inc.*	866
127	Syneron Medical Ltd. (Israel)*	1,172
42	Synovis Life Technologies, Inc.*	684
108	Synta Pharmaceuticals Corp.*	347
203	Theravance, Inc.*	3,006
204	TomoTherapy, Inc.*	679
202	Unilife Corp.*	1,206
44	US Physical Therapy, Inc.*	800
103	Vanda Pharmaceuticals, Inc.*	748
64	Vascular Solutions, Inc.*	771
289	ViroPharma, Inc.*	3,806
55	Vital Images, Inc.*	808
300	Vivus, Inc.*	1,698
115	XenoPort, Inc.*	706
968	Xoma Ltd.*	285
22	Young Innovations, Inc.	587
79	Zoll Medical Corp.*	2,090
243	Zymogenetics, Inc.*	994
		215,673
	Industrials - 12.7%
87	3D Systems Corp.*	1,288
48	AAON, Inc.	1,193
121	Acacia Research - Acacia Technologies*	1,620
255	Advanced Battery Technologies, Inc.*	903
58	Advisory Board Co. (The)*	2,544
61	Aerovironment, Inc.*	1,459
100	Altra Holdings, Inc.*	1,450
12	American Commercial Lines, Inc.*	290
40	American Railcar Industries, Inc.*	546
33	American Science & Engineering, Inc.	2,613
40	American Woodmark Corp.	661
149	APAC Customer Services, Inc.*	808
106	Apogee Enterprises, Inc.	1,194
127	A-Power Energy Generation Systems Ltd.*	1,013
50	Applied Signal Technology, Inc.	1,038
62	Argon ST, Inc.*	2,137
84	Astec Industries, Inc.*	2,633
75	ATC Technology Corp.*	1,798
95	Atlas Air Worldwide Holdings, Inc.*	5,556
29	Barrett Business Services, Inc.	434
168	Beacon Roofing Supply, Inc.*	2,866
916	Capstone Turbine Corp.*	907
70	Casella Waste Systems, Inc., Class A*	279
94	Ceradyne, Inc.*	2,185
108	Chart Industries, Inc.*	1,923
182	China BAK Battery, Inc.*	280
31	China Fire & Security Group, Inc.*	293
55	China Ritar Power Corp.*	186
65	China Valves Technology, Inc.*	692
72	Columbus McKinnon Corp.*	1,133
45	Courier Corp.	717
41	CRA International, Inc.*	788
1,057	DryShips, Inc. (Greece)*	4,767
37	DXP Enterprises, Inc.*	760
37	Dynamex, Inc.*	498
49	Dynamic Materials Corp.	719
236	Eagle Bulk Shipping, Inc.*	1,142
86	Encore Wire Corp.	1,830
184	Ener1, Inc.*	602
195	Energy Recovery, Inc.*	799
68	EnerNOC, Inc.*	2,267
88	Euroseas Ltd.	311
52	Exponent, Inc.*	1,717
266	Force Protection, Inc.*	1,189
45	FreightCar America, Inc.	1,117
69	Fuel Tech, Inc.*	449
402	FuelCell Energy, Inc.*	527
106	Fushi Copperweld, Inc.*	897
70	G&K Services, Inc., Class A	1,629
82	GeoEye, Inc.*	2,831
86	Gibraltar Industries, Inc.*	928
217	Great Lakes Dredge & Dock Corp.	1,215
132	H&E Equipment Services, Inc.*	1,148
47	Harbin Electric, Inc.*	863
191	Hawaiian Holdings, Inc.*	1,146
162	Healthcare Services Group, Inc.	3,619
64	Heidrick & Struggles International, Inc.	1,286
30	Heritage-Crystal Clean, Inc.*	250
52	Herley Industries, Inc.*	805
68	Houston Wire & Cable Co.	821
24	Hurco Cos., Inc.*	405
82	Huron Consulting Group, Inc.*	1,683
55	ICF International, Inc.*	1,265
1	IESI-BFC Ltd. (Canada)	23
129	Innerworkings, Inc.*	893
147	Insituform Technologies, Inc., Class A*	3,366
67	Insteel Industries, Inc.	622
55	Integrated Electrical Services, Inc.*	201
209	Interface, Inc., Class A	2,598
47	Jinpan International Ltd. (China)	578
97	Kaman Corp.	2,215
119	Kelly Services, Inc., Class A*	1,761
148	Kforce, Inc.*	1,999
101	Kimball International, Inc., Class B	630
58	Ladish Co., Inc.*	1,706
24	Lawson Products, Inc.	427
72	Layne Christensen Co.*	1,815
38	LB Foster Co., Class A*	1,162
98	LECG Corp.*	210
33	LMI Aerospace, Inc.*	568
91	LSI Industries, Inc.	479
62	Marten Transport Ltd.*	1,409
90	McGrath Rentcorp	2,099
3	Mitsui & Co. Ltd. ADR (Japan)	772
135	Mobile Mini, Inc.*	2,314
46	Multi-Color Corp.	601
73	MYR Group, Inc.*	1,227
35	Northwest Pipe Co.*	636
226	Odyssey Marine Exploration, Inc.*	301
11	Omega Flex, Inc.	156
137	On Assignment, Inc.*	662

100	Pacer International, Inc.*	$824
6	Patriot Transportation Holding, Inc.*	456
371	Plug Power, Inc.*	173
56	PMFG, Inc.*	1,037
33	Powell Industries, Inc.*	1,084
10	Preformed Line Products Co.	325
64	Primoris Services Corp.	462
67	Raven Industries, Inc.	2,347
81	RBC Bearings, Inc.*	2,484
97	Republic Airways Holdings, Inc.*	606
48	RINO International Corp.*	659
75	Rush Enterprises, Inc., Class A*	1,120
30	Rush Enterprises, Inc., Class B*	393
51	Saia, Inc.*	770
71	School Specialty, Inc.*	1,361
93	SmartHeat, Inc.*	601
58	Standard Parking Corp.*	989
174	Star Bulk Carriers Corp.	458
61	Sterling Construction Co., Inc.*	756
48	Sun Hydraulics Corp.	1,238
235	Taser International, Inc.*	963
71	Team, Inc.*	1,008
51	Tecumseh Products Co., Class A*	660
14	Tecumseh Products Co., Class B*	160
51	Thermadyne Holdings Corp.*	696
50	Titan Machinery, Inc.*	713
84	Ultrapetrol Bahamas Ltd.*	402
54	Universal Forest Products, Inc.	1,672
61	Universal Truckload Services, Inc.*	927
52	US Ecology, Inc.	769
30	USA Truck, Inc.*	492
369	Valence Technology, Inc.*	266
85	Vicor Corp.	1,338
62	Vitran Corp., Inc. (Canada)*	682
14	VSE Corp.	497
142	Westport Innovations, Inc. (Canada)*	2,824
		146,554
	Information Technology - 27.9%
126	ACI Worldwide, Inc.*	2,444
169	Acme Packet, Inc.*	4,776
97	Actel Corp.*	1,422
172	Actuate Corp.*	819
449	ADPT Corp.*	1,369
163	Advanced Analogic Technologies, Inc.*	520
155	Advanced Energy Industries, Inc.*	2,730
25	Aixtron AG ADR (Germany)	749
25	Alpha & Omega Semiconductor Ltd. (Bermuda)*	310
221	Alvarion Ltd. (Israel)*	469
86	American Software, Inc., Class A	432
515	Amkor Technology, Inc.*	2,972
241	Anadigics, Inc.*	1,058
55	Anaren, Inc.*	870
242	Applied Micro Circuits Corp.*	2,894
46	Archipelago Learning, Inc.*	503
125	ArcSight, Inc.*	3,126
274	ARM Holdings PLC ADR (United Kingdom)	4,233
581	Art Technology Group, Inc.*	2,092
249	Aruba Networks, Inc.*	4,228
31	ASM International NV (Netherlands)*	789
116	ATMI, Inc.*	1,721
227	Aviat Networks, Inc.*	917
142	Avid Technology, Inc.*	1,836
36	Bel Fuse, Inc., Class B	849
8	BEL Fuse, Inc., Class A	182
189	BigBand Networks, Inc.*	590
66	Black Box Corp.	2,009
151	Blue Coat Systems, Inc.*	3,307
117	Bottomline Technologies, Inc.*	1,658
260	Brightpoint, Inc.*	2,059
245	Brooks Automation, Inc.*	1,869
119	Canadian Solar, Inc. (China)*	1,440
27	Cass Information Systems, Inc.	938
304	CDC Corp., Class A (Hong Kong)*	608
131	Ceragon Networks Ltd. (Israel)*	985
76	CEVA, Inc.*	971
34	Changyou.com Ltd. ADR (Cayman Islands)*	973
64	China Finance Online Co. Ltd. ADR (China)*	506
139	China Information Security Technology, Inc.*	813
108	China Sunergy Co. Ltd. ADR (China)*	470
241	Cirrus Logic, Inc.*	4,700
103	Cogo Group, Inc.*	677
89	Cohu, Inc.	1,396
86	comScore, Inc.*	1,704
95	Comverge, Inc.*	842
80	Constant Contact, Inc.*	1,559
31	CPI International, Inc.*	436
133	Cray, Inc.*	886
152	Daktronics, Inc.	1,295
75	Deltek, Inc.*	562
83	Demandtec, Inc.*	559
227	Descartes Systems Group, Inc. (The) (Canada)*	1,346
105	DG Fastchannel, Inc.*	4,004
103	Diamond Management & Technology Consultants, Inc.	1,118
94	Digi International, Inc.*	781
121	Diodes, Inc.*	2,139
124	DivX, Inc.*	944
138	DragonWave, Inc. (Canada)*	839
87	DSP Group, Inc.*	607
65	DTS, Inc.*	2,322
97	Ebix, Inc.*	1,611
116	Echelon Corp.*	880
61	Echo Global Logistics, Inc.*	730
68	Electro Rent Corp.	938
104	Electro Scientific Industries, Inc.*	1,194
58	EMS Technologies, Inc.*	965
174	Energy Conversion Devices, Inc.*	842
483	Entegris, Inc.*	2,227
232	Epicor Software Corp.*	1,796
137	EPIQ Systems, Inc.	1,784
790	Evergreen Solar, Inc.*	521
166	Exar Corp.*	1,160
33	ExlService Holdings, Inc.*	615
340	Extreme Networks, Inc.*	972
91	EZchip Semiconductor Ltd. (Israel)*	2,015
127	FalconStor Software, Inc.*	390
61	FARO Technologies, Inc.*	1,255
280	Finisar Corp.*	4,488
63	Forrester Research, Inc.*	2,034
24	Fundtech Ltd. (Israel)*	293

91	Funtalk China Holdings Ltd. (Cayman Islands)*	$765
155	GigaMedia Ltd. (Taiwan, Republic of China)*	333
152	Gilat Satellite Networks Ltd. (Israel)*	806
81	Globecomm Systems, Inc.*	667
147	Hackett Group, Inc. (The)*	462
357	Harmonic, Inc.*	2,488
351	Himax Technologies, Inc. ADR (Taiwan, Republic of China)*	1,074
33	Hughes Communications, Inc.*	828
52	ICx Technologies, Inc.*	400
104	iGATE Corp.	1,846
106	Immersion Corp.*	586
120	Information Services Group, Inc.*	258
135	InfoSpace, Inc.*	1,057
173	Insight Enterprises, Inc.*	2,521
66	Integral Systems, Inc.*	499
49	Interactive Intelligence, Inc.*	793
192	Internap Network Services Corp.*	899
119	Internet Brands, Inc., Class A*	1,307
136	Internet Capital Group, Inc.*	1,145
28	Internet Gold-Golden Lines Ltd. (Israel)*	602
83	Intevac, Inc.*	913
74	Isilon Systems, Inc.*	1,298
62	Ituran Location and Control Ltd. (Israel)	895
95	Ixia*	1,043
88	IXYS Corp.*	777
463	JA Solar Holdings Co. Ltd. ADR (China)*	2,755
153	JDA Software Group, Inc.*	3,595
86	Kenexa Corp.*	1,035
55	Keynote Systems, Inc.	551
128	Knot, Inc. (The)*	1,053
130	KongZhong Corp. ADR (China)*	785
252	Kopin Corp.*	950
259	Kulicke & Soffa Industries, Inc.*	1,740
428	Lattice Semiconductor Corp.*	2,380
280	Limelight Networks, Inc.*	1,190
77	Liquidity Services, Inc.*	1,046
82	Littelfuse, Inc.*	2,920
185	LivePerson, Inc.*	1,302
64	LogMeIn, Inc.*	1,824
26	LoopNet, Inc.*	297
75	Loral Space & Communications, Inc.*	3,588
64	Manhattan Associates, Inc.*	1,719
96	Marchex, Inc., Class B	447
190	Mattson Technology, Inc.*	557
99	Maxwell Technologies, Inc.*	1,251
125	Mellanox Technologies Ltd. (Israel)*	2,082
89	Mercury Computer Systems, Inc.*	1,175
174	Micrel, Inc.	1,691
33	MicroStrategy, Inc., Class A*	2,739
205	Microtune, Inc.*	490
338	Microvision, Inc.*	957
51	Mitel Networks Corp. (Canada)*	473
164	ModusLink Global Solutions, Inc.*	1,076
100	Monolithic Power Systems, Inc.*	1,762
98	Monotype Imaging Holdings, Inc.*	815
578	Move, Inc.*	1,306
61	MTS Systems Corp.	1,765
38	Multi-Fineline Electronix, Inc.*	963
31	NCI, Inc., Class A*	730
110	Ness Technologies, Inc.*	492
231	Netlogic Microsystems, Inc.*	6,828
153	NetScout Systems, Inc.*	2,425
137	Newport Corp.*	1,744
180	NIC, Inc.	1,336
117	Novatel Wireless, Inc.*	784
17	NVE Corp.*	730
141	O2micro International Ltd. ADR (Cayman Islands)*	997
183	Oclaro, Inc.*	2,256
191	OmniVision Technologies, Inc.*	4,261
114	Online Resources Corp.*	467
79	Oplink Communications, Inc.*	1,273
59	OPNET Technologies, Inc.	899
253	Opnext, Inc.*	455
120	Orbcomm, Inc.*	224
127	Orbotech Ltd. (Israel)*	1,400
67	OSI Systems, Inc.*	1,862
31	PC Connection, Inc.*	214
72	PC-Tel, Inc.*	456
55	Pegasystems, Inc.	1,692
114	Perficient, Inc.*	986
97	Pericom Semiconductor Corp.*	887
133	Phoenix Technologies Ltd.*	411
103	Power Integrations, Inc.	3,641
328	Power-One, Inc.*	4,077
139	Presstek, Inc.*	367
88	PRGX Global, Inc.*	485
47	QAD, Inc.	196
50	QuinStreet, Inc.*	602
125	Radiant Systems, Inc.*	1,776
90	RadiSys Corp.*	888
74	RADVision Ltd. (Israel)*	508
70	RADWARE Ltd. (Israel)*	1,600
376	RealNetworks, Inc.*	1,248
44	Renaissance Learning, Inc.	612
58	Retalix Ltd. (Israel)*	730
48	RightNow Technologies, Inc.*	759
35	Rimage Corp.*	591
63	Rubicon Technology, Inc.*	1,906
88	Rudolph Technologies, Inc.*	760
194	S1 Corp.*	1,139
296	Sanmina-SCI Corp.*	3,721
117	Seachange International, Inc.*	1,048
68	Shoretel, Inc.*	340
118	Sierra Wireless, Inc. (Canada)*	1,088
117	Sigma Designs, Inc.*	1,198
115	Silicon Graphics International Corp.*	897
286	Silicon Image, Inc.*	1,218
105	Silicon Motion Technology Corp. ADR (Taiwan, Republic of China)*	557
177	SMART Modular Technologies (WWH), Inc.*	958
127	Smith Micro Software, Inc.*	1,248
141	Solarfun Power Holdings Co. Ltd. ADR (China)*	1,334
77	Sourcefire, Inc.*	1,643
40	Stamps.com, Inc.*	438
84	Standard Microsystems Corp.*	1,850
140	STEC, Inc.*	2,184
77	Stratasys, Inc.*	1,749
201	SuccessFactors, Inc.*	4,082

102	Super Micro Computer, Inc.*	$1,473
49	Supertex, Inc.*	1,271
177	Support.com, Inc.*	731
167	Symmetricom, Inc.*	890
35	Synchronoss Technologies, Inc.*	682
144	Taleo Corp., Class A*	3,542
47	Techtarget, Inc.*	272
169	TeleCommunication Systems, Inc., Class A*	607
240	Terremark Worldwide, Inc.*	2,155
52	The9 Ltd. ADR (China)*	278
248	THQ, Inc.*	1,131
429	TiVo, Inc.*	3,681
25	Travelzoo, Inc.*	389
333	Trident Microsystems, Inc.*	596
575	TriQuint Semiconductor, Inc.*	3,985
223	TTM Technologies, Inc.*	2,286
93	Ultimate Software Group, Inc.*	3,000
90	Ultratech, Inc.*	1,626
242	United Online, Inc.	1,529
140	Universal Display Corp.*	2,885
493	UTStarcom, Inc.*	1,050
107	VASCO Data Security International, Inc.*	682
151	Veeco Instruments, Inc.*	6,538
22	Viasystems Group, Inc.*	339
67	Virtusa Corp.*	714
55	Vocus, Inc.*	896
100	Volterra Semiconductor Corp.*	2,252
112	Xyratex Ltd. (Bermuda)*	1,455
50	Yucheng Technologies Ltd. (China)*	159
242	Zix Corp.*	552
190	Zoran Corp.*	1,634
66	Zygo Corp.*	546
		322,546
	Materials - 2.4%
116	A. Schulman, Inc.	2,272
19	AEP Industries, Inc.*	549
400	Altair Nanotechnologies, Inc.*	148
106	Balchem Corp.	2,804
258	Century Aluminum Co.*	2,691
30	China Natural Resources, Inc. (Hong Kong)*	317
87	DRDGOLD Ltd. ADR (South Africa)	360
207	Globe Specialty Metals, Inc.*	2,387
90	Gulf Resources, Inc.*	779
45	Haynes International, Inc.	1,515
161	Horsehead Holding Corp.*	1,233
60	Innophos Holdings, Inc.	1,759
90	Innospec, Inc.*	990
99	Landec Corp.*	639
108	Lihir Gold Ltd. ADR (Australia)	4,000
41	Olympic Steel, Inc.	1,043
43	Penford Corp.*	238
146	Senomyx, Inc.*	651
154	Shengda Tech, Inc.*	671
7	U.S. Lime & Minerals, Inc.*	299
162	Yongye International, Inc.*	1,325
127	Zoltek Cos., Inc.*	1,327
		27,997
	Telecommunication Services - 1.6%
167	Alaska Communications Systems Group, Inc.	1,546
43	Atlantic Tele-Network, Inc.	1,922
82	Cbeyond, Inc.*	1,249
127	Cogent Communications Group, Inc.*	1,095
84	Consolidated Communications Holdings, Inc.	1,467
148	General Communication, Inc., Class A*	1,255
755	ICO Global Communications Holdings Ltd.*	1,434
196	Iridium Communications, Inc.*	2,021
123	Neutral Tandem, Inc.*	1,316
404	PAETEC Holding Corp.*	1,588
44	Partner Communications Co. Ltd. ADR (Israel)	728
89	Shenandoah Telecommunications Co.	1,734
54	SureWest Communications*	368
82	USA Mobility, Inc.	1,216
		18,939
	Utilities - 0.3%
50	Cadiz, Inc.*	660
60	China Natural Gas, Inc.*	461
55	Consolidated Water Co. Ltd. (Cayman Islands)	662
57	Middlesex Water Co.	943
102	Southwest Water Co.	1,107
		3,833
	Total Common Stocks and Other Equity Interests (Cost $1,193,403)	1,155,711

	Money Market Fund - 0.0%
593	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $593)	593

	Total Investments (Cost $1,193,996)(a)-99.9%	1,156,304
	Other assets less liabilities-0.1%	593
	Net Assets-100.0%	$1,156,897

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $1,201,313. The net unrealized depreciation was $45,009 which consisted of aggregate gross unrealized appreciation of $204,431 and aggregate gross unrealized depreciation of $249,440.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Zacks Micro Cap Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 18.5%
16,542	AH Belo Corp., Class A*	$128,035
4,852	America’s Car-Mart, Inc.*	112,955
12,061	Arctic Cat, Inc.*	120,007
4,345	Ascent Media Corp., Class A*	120,791
14,944	Audiovox Corp., Class A*	111,333
30,259	Beazer Homes USA, Inc.*	127,996
390	Biglari Holdings, Inc.*	113,295
36,493	Bluegreen Corp.*	107,654
11,262	Bon-Ton Stores, Inc. (The)*	107,665
16,289	Brookfield Homes Corp.*	121,353
7,229	Brown Shoe Co., Inc.	105,688
16,191	Build-A-Bear Workshop, Inc.*	97,956
19,328	Cache, Inc.*	99,732
18,179	Callaway Golf Co.	122,708
2,754	Cavco Industries, Inc.*	96,555
29,284	Charming Shoppes, Inc.*	131,192
17,750	Christopher & Banks Corp.	131,173
4,014	Core-Mark Holding Co., Inc.*	122,507
30,765	Cost Plus, Inc.*	105,524
10,015	Culp, Inc.*	104,356
14,788	E.W. Scripps Co. (The), Class A*	116,234
12,450	Entercom Communications Corp., Class A*	104,331
6,527	Fisher Communications, Inc.*	115,528
21,043	Furniture Brands International, Inc.*	116,157
18,101	Gaiam, Inc., Class A	108,606
4,793	G-III Apparel Group Ltd.*	123,659
45,573	Gray Television, Inc.*	118,490
14,340	Hastings Entertainment, Inc.*	103,965
8,943	Haverty Furniture Cos., Inc.	108,389
7,638	JAKKS Pacific, Inc.*	120,528
55,471	Joe’s Jeans, Inc.*	106,504
27,667	Journal Communications, Inc., Class A*	131,695
9,976	Kenneth Cole Productions, Inc., Class A*	133,978
15,626	Kid Brands, Inc.*	130,008
9,781	K-Swiss, Inc., Class A*	116,883
14,788	La-Z-Boy, Inc.*	126,585
27,317	Leapfrog Enterprises, Inc.*	138,770
42,728	Lee Enterprises, Inc.*	125,620
9,684	Lennar Corp., Class B	122,503
7,521	Lifetime Brands, Inc.*	110,484
17,769	Lithia Motors, Inc., Class A	156,367
41,910	LJ International, Inc. (British Virgin Islands)*	118,605
15,821	MarineMax, Inc.*	120,240
30,161	McClatchy Co. (The), Class A*	105,564
10,288	MDC Partners, Inc., Class A (Canada)	126,851
11,242	Media General, Inc., Class A*	116,130
14,301	Modine Manufacturing Co.*	145,155
10,288	Movado Group, Inc.*	116,872
12,392	Pep Boys - Manny, Moe & Jack (The)	118,963
5,436	Perry Ellis International, Inc.*	121,712
85,788	Radio One, Inc., Class D*	94,367
6,819	RC2 Corp.*	112,854
18,393	Red Lion Hotels Corp.*	137,028
6,391	Red Robin Gourmet Burgers, Inc.*	136,384
14,048	Retail Ventures, Inc.*	136,125
13,912	Rick’s Cabaret International, Inc.*	106,983
17,185	Rocky Brands, Inc.*	136,964
12,918	Ruby Tuesday, Inc.*	132,022
5,358	Shoe Carnival, Inc.*	112,786
13,191	SORL Auto Parts, Inc.*	111,728
13,600	Standard Motor Products, Inc.	133,280
32,986	Standard Pacific Corp.*	131,944
6,176	Steinway Musical Instruments, Inc.*	120,308
20,302	Stewart Enterprises, Inc., Class A	109,022
14,477	Stoneridge, Inc.*	155,049
16,776	Summer Infant, Inc.*	124,813
8,164	Superior Industries International, Inc.	117,480
25,602	Tongxin International Ltd. (British Virgin Islands)*	103,944
47,327	TravelCenters of America LLC*	128,256
27,531	Tuesday Morning Corp.*	120,035
28,739	Unifi, Inc.*	112,657
18,295	US Auto Parts Network, Inc.*	122,577
62,037	ValueVision Media, Inc., Class A*	113,528
10,093	West Marine, Inc.*	104,765
		8,828,750
	Consumer Staples - 2.9%
12,236	Central Garden & Pet Co., Class A*	123,706
26,518	China Marine Food Group Ltd.*	128,612
18,802	G Willi-Food International Ltd. (Israel)*	109,616
10,872	Imperial Sugar Co.	130,464
7,716	Inter Parfums, Inc.	134,644
7,599	John B. Sanfilippo & Son, Inc.*	106,690
16,561	MGP Ingredients, Inc.*	125,532
15,509	Prestige Brands Holdings, Inc.*	127,484
3,410	Seneca Foods Corp., Class A*	104,278
25,076	SunOpta, Inc. (Canada)*	126,132
15,334	Yuhe International, Inc.*	144,140
		1,361,298
	Energy - 7.7%
53,308	Allis-Chalmers Energy, Inc.*	139,134
17,497	American Oil & Gas, Inc.*	128,078
27,680	Atlas Pipeline Holdings LP*	247,459
11,421	Atlas Pipeline Partners LP*	206,035
13,230	China Integrated Energy, Inc.*	112,323
14,555	China North East Petroleum Holdings Ltd.*	57,747
10,424	Crosstex Energy LP*	130,196
17,126	Crosstex Energy, Inc.*	132,555
21,276	Eagle Rock Energy Partners LP	131,486
4,871	Exterran Partners LP	123,918
30,414	Gastar Exploration Ltd. (Canada)*	124,393
7,891	Georesources, Inc.*	117,024
4,331	Global Partners LP	108,795
10,755	Green Plains Renewable Energy, Inc.*	99,591
7,073	Gulf Island Fabrication, Inc.	127,031
14,905	Harvest Natural Resources, Inc.*	123,711
12,762	L&L Energy, Inc.*	144,849
60,011	Magellan Petroleum Corp.*	111,020
25,193	Magnum Hunter Resources Corp.*	114,880
2,260	OYO Geospace Corp.*	120,955
3,810	Petroleum Development Corp.*	111,023

7,794	PHI, Inc.*	$123,847
19,367	Pioneer Drilling Co.*	128,210
5,650	Quicksilver Gas Services LP	125,147
6,858	REX American Resources Corp.*	110,071
10,872	Rex Energy Corp.*	115,243
6,566	Superior Well Services, Inc.*	121,931
3,936	T-3 Energy Services, Inc.*	99,817
3,624	TransMontaigne Partners LP	116,222
		3,652,691
	Financials - 25.0%
4,715	Agree Realty Corp. REIT	108,917
6,995	American Safety Insurance Holdings Ltd. (Bermuda)*	115,417
11,359	Ameris Bancorp*	111,773
6,254	AMERISAFE, Inc.*	112,322
21,238	Arbor Realty Trust, Inc. REIT*	131,463
5,826	Arlington Asset Investment Corp., Class A	116,928
14,983	Ashford Hospitality Trust, Inc. REIT*	131,701
11,125	Asta Funding, Inc.	100,681
5,728	Avatar Holdings, Inc.*	114,617
5,222	Baldwin & Lyons, Inc., Class B	116,659
8,787	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	108,695
4,189	Bancorp Rhode Island, Inc.	122,277
14,028	Bancorp, Inc.*	105,911
7,774	BofI Holding, Inc.*	121,430
11,827	Calamos Asset Management, Inc., Class A	123,001
1,247	Capital Southwest Corp.	110,759
23,829	CapLease, Inc. REIT	116,762
18,237	Cedar Shopping Centers, Inc. REIT	113,069
21,315	Center Financial Corp.*	110,199
10,892	Centerstate Banks, Inc.	96,067
16,250	Cogdell Spencer, Inc. REIT	120,737
21,958	Cohen & Co., Inc. REIT*	109,570
6,021	Columbia Banking System, Inc.	110,064
8,183	Compass Diversified Holdings	123,318
27,726	CompuCredit Holdings Corp.	140,571
26,790	Cowen Group, Inc., Class A*	111,446
8,904	Dime Community Bancshares	116,642
45,008	Doral Financial Corp. (Puerto Rico)*	110,720
18,218	Education Realty Trust, Inc. REIT	126,615
5,319	Encore Capital Group, Inc.*	117,018
7,833	Federal Agricultural Mortgage Corp., Class C	117,025
9,956	Fifth Street Finance Corp.	108,122
6,176	Financial Institutions, Inc.	117,159
7,579	First Bancorp	126,494
9,586	First Financial Holdings, Inc.	120,592
22,777	First Industrial Realty Trust, Inc. REIT*	96,119
46,723	First Marblehead Corp. (The)*	125,685
12,957	First Merchants Corp.	112,467
7,638	First Potomac Realty Trust REIT	118,389
8,982	Flushing Financial Corp.	112,006
3,816	FPIC Insurance Group, Inc.*	112,763
10,151	Gladstone Capital Corp.	123,132
18,841	Gladstone Investment Corp.	124,351
8,592	Greene Bankshares, Inc.*	86,178
11,028	Hallmark Financial Services, Inc.*	111,824
11,924	Hercules Technology Growth Capital, Inc.	124,725
24,297	Hersha Hospitality Trust REIT	123,429
8,514	Home Bancorp, Inc.*	112,044
8,690	Home Federal Bancorp, Inc.	113,404
7,170	Horace Mann Educators Corp.	120,599
24,628	iStar Financial, Inc. REIT*	125,110
3,303	Kansas City Life Insurance Co.	107,612
26,264	Kite Realty Group Trust REIT	121,865
21,919	Kohlberg Capital Corp.	113,102
25,660	LaBranche & Co., Inc.*	97,251
16,717	Maiden Holdings Ltd. (Bermuda)	114,679
7,365	Main Street Capital Corp.	121,007
9,080	Marlin Business Services Corp.*	101,514
22,738	MCG Capital Corp.	131,653
12,723	Meadowbrook Insurance Group, Inc.	116,543
6,488	Mercer Insurance Group, Inc.	108,220
16,094	Mission West Properties, Inc. REIT	113,624
8,495	MVC Capital, Inc.	108,906
13,035	Nara Bancorp, Inc.*	93,461
11,242	National Financial Partners Corp.*	120,627
721	National Western Life Insurance Co., Class A	111,149
17,263	NewStar Financial, Inc.*	125,329
41,131	NorthStar Realty Finance Corp. REIT	141,079
5,689	NYMAGIC, Inc.	145,070
7,365	One Liberty Properties, Inc. REIT	114,599
4,579	Oppenheimer Holdings, Inc., Class A	131,097
8,670	Oriental Financial Group, Inc.	122,767
7,540	Parkway Properties, Inc. REIT	125,993
11,496	PennantPark Investment Corp.	120,823
8,982	Pennsylvania Real Estate Investment Trust REIT	110,389
52,042	Phoenix Cos., Inc. (The)*	124,901
8,553	Pinnacle Financial Partners, Inc.*	86,300
37,994	PMI Group, Inc. (The)*	118,921
12,061	Presidential Life Corp.	118,318
12,411	Provident New York Bancorp	115,174
58,725	RAIT Financial Trust REIT*	117,450
10,872	Ramco-Gershenson Properties Trust REIT	125,028
7,657	Renasant Corp.	116,769
19,328	Resource Capital Corp. REIT	117,901
38,403	Rodman & Renshaw Capital Group, Inc.*	114,441
10,404	Safeguard Scientifics, Inc.*	131,819
2,962	Safety Insurance Group, Inc.	116,110
19,796	Sanders Morris Harris Group, Inc.	108,878
7,833	Sandy Spring Bancorp, Inc.	132,691
11,593	SeaBright Holdings, Inc.	94,947
8,261	Southwest Bancorp, Inc.	120,198
8,592	StellarOne Corp.	116,593
12,197	Sterling Bancorp	119,043
25,017	Strategic Hotels & Resorts, Inc. REIT*	115,328
8,495	Taylor Capital Group, Inc.*	84,440
33,181	Thomas Properties Group, Inc.	121,111
7,716	Triangle Capital Corp.	117,052
17,575	Virginia Commerce Bancorp, Inc.*	112,656
6,722	Walter Investment Management Corp. REIT	116,089
6,527	WesBanco, Inc.	113,243
12,548	Wilshire Bancorp, Inc.	94,486
8,573	Winthrop Realty Trust REIT	105,619
3,059	WSFS Financial Corp.	116,242
		11,917,073
	Health Care - 6.8%
47,327	Allied Healthcare International, Inc.*	117,371
23,673	Alphatec Holdings, Inc.*	100,137
9,060	American Dental Partners, Inc.*	103,828
7,443	Angiodynamics, Inc.*	114,697

18,646	Anika Therapeutics, Inc.*	$109,265
3,702	Assisted Living Concepts, Inc., Class A*	116,465
37,740	Athersys, Inc.*	122,655
20,965	BioScrip, Inc.*	89,101
22,095	Capital Senior Living Corp.*	119,313
9,995	China Biologic Products, Inc.*	127,736
39,942	China Pharma Holdings, Inc.*	115,832
32,792	Continucare Corp.*	124,937
10,190	Cynosure, Inc., Class A*	104,753
36,357	Five Star Quality Care, Inc.*	132,703
4,793	Hi-Tech Pharmacal Co., Inc.*	84,261
9,528	Kendle International, Inc.*	117,290
30,005	Keryx Biopharmaceuticals, Inc.*	112,819
8,553	Kindred Healthcare, Inc.*	113,755
13,269	PDI, Inc.*	106,550
19,094	QLT, Inc. (Canada)*	109,218
37,487	RTI Biologics, Inc.*	108,337
23,712	Sinovac Biotech Ltd. (China)*	100,776
13,600	Sun Healthcare Group, Inc.*	112,608
10,424	Symmetry Medical, Inc.*	101,425
41,287	Synergetics USA, Inc.*	108,998
10,677	Syneron Medical Ltd. (Israel)*	98,549
39,786	Tianyin Pharmaceutical Co., Inc.	113,390
34,526	TomoTherapy, Inc.*	114,972
5,923	Triple-S Management Corp., Class B*	117,749
		3,219,490
	Industrials - 14.5%
23,069	Air Transport Services Group, Inc.*	122,496
5,066	Alamo Group, Inc.	118,696
8,437	Altra Holdings, Inc.*	122,336
9,099	American Railcar Industries, Inc.*	124,201
9,235	CAI International, Inc.*	120,701
7,073	CDI Corp.	118,826
7,774	Celadon Group, Inc.*	121,585
37,877	China Armco Metals, Inc.*	143,933
11,768	China Valves Technology, Inc.*	125,212
7,131	China Yuchai International Ltd. (Bermuda)	128,715
2,533	Consolidated Graphics, Inc.*	108,843
16,269	Covenant Transport Group, Inc., Class A*	152,766
6,430	Ducommun, Inc.	134,323
7,326	Ennis, Inc.	123,956
42,241	ExpressJet Holdings, Inc.*	126,723
4,852	FreightCar America, Inc.	120,475
5,319	G&K Services, Inc., Class A	123,773
10,872	Gibraltar Industries, Inc.*	117,309
39,942	Global Ship Lease, Inc., Class A*	96,660
9,800	Greenbrier Cos., Inc.*	127,988
14,671	H&E Equipment Services, Inc.*	127,638
9,859	Industrial Services of America, Inc.*	172,434
9,450	Insteel Industries, Inc.	87,791
4,968	International Shipholding Corp.	123,902
6,313	Kadant, Inc.*	123,040
7,384	Kelly Services, Inc., Class A*	109,283
19,854	Kimball International, Inc., Class B	123,889
10,463	Kratos Defense & Security Solutions, Inc.*	115,721
4,832	Ladish Co., Inc.*	142,109
6,469	Lawson Products, Inc.	115,213
6,956	LMI Aerospace, Inc.*	119,782
14,379	Lydall, Inc.*	102,810
27,589	Metalico, Inc.*	115,598
8,144	Miller Industries, Inc.	108,885
21,958	NN, Inc.*	129,333
21,842	On Assignment, Inc.*	105,497
15,704	Pacer International, Inc.*	129,401
20,185	Pinnacle Airlines Corp.*	112,027
12,080	PowerSecure International, Inc.*	126,478
6,352	Quanex Building Products Corp.	111,732
17,964	Republic Airways Holdings, Inc.*	112,275
8,787	RINO International Corp.*	120,646
7,345	Schawk, Inc.	108,926
6,079	School Specialty, Inc.*	116,534
20,107	SFN Group, Inc.*	150,601
21,842	Sparton Corp.*	124,499
3,864	Standex International Corp.	115,997
4,408	TAL International Group, Inc.	118,752
9,878	Tecumseh Products Co., Class A*	127,821
10,151	Thermadyne Holdings Corp.*	138,561
9,703	Trimas Corp.*	115,854
9,664	Twin Disc, Inc.	124,859
25,251	Ultrapetrol Bahamas Ltd.*	120,700
6,215	Viad Corp.	123,679
8,300	Vitran Corp., Inc. (Canada)*	91,300
13,074	Volt Information Sciences, Inc.*	116,751
24,628	WCA Waste Corp.*	104,915
		6,914,750
	Information Technology - 17.7%
21,082	Acorn Energy, Inc.*	107,729
37,994	ADPT Corp.*	115,882
16,425	Agilysys, Inc.	130,250
13,152	Amtech Systems, Inc.*	132,309
24,355	AXT, Inc.*	143,451
6,644	Bel Fuse, Inc., Class B	156,666
52,802	CDC Corp., Class A (Hong Kong)*	105,604
8,709	CEVA, Inc.*	111,214
21,121	China Information Security Technology, Inc.*	123,558
39,650	CIBER, Inc.*	132,034
9,060	Cohu, Inc.	142,061
11,885	CTS Corp.	111,125
14,593	DDi Corp.	132,213
8,222	Electro Scientific Industries, Inc.*	94,389
11,262	Electronics for Imaging, Inc.*	119,940
13,736	Epicor Software Corp.*	106,317
6,274	ePlus, Inc.*	112,367
22,056	EXFO, Inc. (Canada)*	129,689
40,683	Extreme Networks, Inc.*	116,353
26,206	FSI International, Inc.*	92,769
20,536	Gerber Scientific, Inc.*	117,877
23,770	Gilat Satellite Networks Ltd. (Israel)*	125,981
19,192	GSI Technology, Inc.*	130,506
25,368	Hutchinson Technology, Inc.*	96,398
23,673	Hypercom Corp.*	102,504
11,944	Imation Corp.*	111,318
14,613	InfoSpace, Inc.*	114,420
14,574	Integrated Silicon Solution, Inc.*	125,336
26,342	Internap Network Services Corp.*	123,281
10,638	Internet Brands, Inc., Class A*	116,805
14,457	Internet Capital Group, Inc.*	121,728
32,304	inTEST Corp.*	105,957
10,288	Intevac, Inc.*	113,168
12,177	Keynote Systems, Inc.	121,892
25,310	Lattice Semiconductor Corp.*	140,724
28,525	Marchex, Inc., Class B	132,926
28,973	Mattson Technology, Inc.*	84,891

8,008	Measurement Specialties, Inc.*	$133,734
9,372	Mercury Computer Systems, Inc.*	123,710
11,281	Methode Electronics, Inc.	120,481
14,671	Mindspeed Technologies, Inc.*	103,724
18,218	ModusLink Global Solutions, Inc.*	119,510
26,654	Nam Tai Electronics, Inc. (Hong Kong)*	115,945
10,892	Nanometrics, Inc.*	99,444
25,485	Ness Technologies, Inc.*	113,918
48,807	NetList, Inc.*	147,397
40,527	Network Engines, Inc.*	79,028
12,119	Newport Corp.*	154,275
26,342	Nova Measuring Instruments Ltd. (Israel)*	132,500
7,657	Oplink Communications, Inc.*	123,354
10,151	Orbotech Ltd. (Israel)*	111,864
12,333	Perficient, Inc.*	106,680
24,297	Photronics, Inc.*	109,822
64,219	Planar Systems, Inc.*	150,915
16,269	Power-One, Inc.*	202,224
5,358	RADWARE Ltd. (Israel)*	122,484
12,197	Richardson Electronics Ltd.	116,481
14,555	Rudolph Technologies, Inc.*	125,755
16,522	Sierra Wireless, Inc. (Canada)*	152,333
15,509	Silicon Graphics International Corp.*	120,970
31,291	Silicon Image, Inc.*	133,300
18,763	SMART Modular Technologies (WWH), Inc.*	101,508
36,493	SMTC Corp.*	95,977
13,152	Sonic Solutions, Inc.*	103,506
8,144	Super Micro Computer, Inc.*	117,599
26,401	Support.com, Inc.*	109,036
13,015	Telestone Technologies Corp.*	158,393
38,130	TheStreet.com, Inc.	116,678
12,898	Ultra Clean Holdings, Inc.*	139,685
7,755	Xyratex Ltd. (Bermuda)*	100,737
		8,464,599
	Materials - 5.9%
7,910	A.M. Castle & Co.*	116,831
20,010	Boise, Inc.*	119,860
5,494	Brush Engineered Materials, Inc.*	131,032
11,028	Buckeye Technologies, Inc.*	125,168
10,814	China Agritech, Inc.*	133,877
18,451	Fronteer Gold, Inc. (Canada)*	110,706
12,781	Gulf Resources, Inc.*	110,683
3,566	Haynes International, Inc.	120,031
38,676	Headwaters, Inc.*	133,819
14,535	Horsehead Holding Corp.*	111,338
9,859	KapStone Paper and Packaging Corp.*	112,787
7,657	KMG Chemicals, Inc.	116,157
27,589	Mercer International, Inc.*	148,153
6,001	Neenah Paper, Inc.	107,658
4,774	Olympic Steel, Inc.	121,403
71,311	Qiao Xing Universal Resources, Inc. (China)*	117,663
4,053	Quaker Chemical Corp.	142,909
10,716	Spartech Corp.*	112,089
6,625	TPC Group, Inc.*	108,319
11,944	UFP Technologies, Inc.*	110,840
6,858	Universal Stainless & Alloy Products, Inc.*	156,500
23,127	US Energy Corp. Wyoming*	111,010
47,541	Verso Paper Corp.*	142,623
		2,821,456
	Telecommunication Services - 0.3%
8,612	IDT Corp., Class B*	159,494

	Utilities - 0.7%
5,572	Central Vermont Public Service Corp.	118,349
6,936	Middlesex Water Co.	114,791
25,193	Star Gas Partners LP	111,101
		344,241
	Total Common Stocks and Other Equity Interests (Cost $45,045,269)	47,683,842

	Money Market Fund - 0.1%
62,975	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $62,975)	62,975

	Total Investments (Cost $45,108,244)(a)-100.1%	47,746,817
	Liabilities in excess of other assets-(0.1%)	(63,704)
	Net Assets-100.0%	$47,683,113

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $45,228,769. The net unrealized appreciation was $2,518,048 which consisted of aggregate gross unrealized appreciation of $5,414,859 and aggregate gross unrealized depreciation of $2,896,811.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Zacks Small Cap Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Consumer Discretionary - 15.3%
2,478	American Greetings Corp., Class A	$50,774
2,402	America’s Car-Mart, Inc.*	55,919
6,201	Amerigon, Inc.*	61,390
4,125	Arctic Cat, Inc.*	41,044
156	Biglari Holdings, Inc.*	45,318
3,236	Brown Shoe Co., Inc.	47,310
1,888	Carter’s, Inc.*	45,765
2,561	Cato Corp. (The), Class A	59,620
6,383	Conn’s, Inc.*	33,575
2,867	Cooper Tire & Rubber Co.	61,956
1,993	Core-Mark Holding Co., Inc.*	60,826
1,296	Deckers Outdoor Corp.*	65,953
1,478	DineEquity, Inc.*	53,888
5,560	E.W. Scripps Co. (The), Class A*	43,702
10,242	Exide Technologies*	61,657
2,127	G-III Apparel Group Ltd.*	54,877
1,959	Group 1 Automotive, Inc.*	54,303
3,732	Haverty Furniture Cos., Inc.	45,232
3,015	iRobot Corp.*	61,385
1,379	Jo-Ann Stores, Inc.*	57,766
10,728	Journal Communications, Inc., Class A*	51,065
2,900	K12, Inc.*	75,545
4,882	Kenneth Cole Productions, Inc., Class A*	65,565
2,732	Kirkland’s, Inc.*	46,062
4,666	La-Z-Boy, Inc.*	39,941
2,437	Lincoln Educational Services Corp.*	51,396
2,666	Maidenform Brands, Inc.*	66,197
4,734	Marcus Corp.	57,755
9,189	Mediacom Communications Corp., Class A*	67,447
5,622	Retail Ventures, Inc.*	54,477
2,253	Scholastic Corp.	57,069
2,199	Shoe Carnival, Inc.*	46,289
8,829	Sinclair Broadcast Group, Inc., Class A*	53,327
1,586	Skechers U.S.A., Inc., Class A*	58,825
5,706	Standard Motor Products, Inc.	55,919
6,417	Stein Mart, Inc.*	49,539
5,638	Stoneridge, Inc.*	60,383
3,645	Sturm Ruger & Co., Inc.	51,030
2,710	Universal Technical Institute, Inc.	55,203
		2,125,294
	Consumer Staples - 3.4%
1,982	Andersons, Inc. (The)	68,121
3,508	Calavo Growers, Inc.	74,089
1,306	J & J Snack Foods Corp.	54,473
1,106	Lancaster Colony Corp.	57,424
3,471	Revlon, Inc., Class A*	43,526
8,581	Schiff Nutrition International, Inc.	69,077
1,852	Seneca Foods Corp., Class A*	56,634
4,824	Winn-Dixie Stores, Inc.*	47,324
		470,668
	Energy - 6.7%
10,021	Callon Petroleum Co.*	57,821
7,165	CVR Energy, Inc.*	58,037
2,652	Global Partners LP	66,618
2,538	Gulf Island Fabrication, Inc.	45,583
4,866	Gulfport Energy Corp.*	63,550
4,643	Houston American Energy Corp.	49,819
2,503	Inergy Holdings LP	75,616
1,430	Lufkin Industries, Inc.	58,787
3,393	Natural Gas Services Group, Inc.*	56,154
10,019	Newpark Resources, Inc.*	80,052
1,215	Overseas Shipholding Group, Inc.	47,665
3,347	Penn Virginia GP Holdings LP	66,103
3,072	Ship Finance International Ltd. (Bermuda)	58,552
3,732	Stone Energy Corp.*	43,888
4,950	TETRA Technologies, Inc.*	51,579
10,140	USEC, Inc.*	56,074
		935,898
	Financials - 12.4%
1,820	American Physicians Capital, Inc.	74,529
4,463	AmTrust Financial Services, Inc.	57,260
1,378	BancFirst Corp.	56,746
9,331	BGC Partners, Inc., Class A	50,574
5,555	Cardinal Financial Corp.	56,772
3,628	CNA Surety Corp.*	62,583
3,721	Danvers Bancorp, Inc.	61,024
4,437	eHealth, Inc.*	49,251
2,937	EZCORP, Inc., Class A*	58,446
2,354	FBL Financial Group, Inc., Class A	53,412
7,502	FelCor Lodging Trust, Inc. REIT*	44,487
3,202	Global Indemnity PLC (Ireland)*	48,735
1,319	Infinity Property & Casualty Corp.	63,365
2,633	Life Partners Holdings, Inc.	45,683
3,870	MarketAxess Holdings, Inc.	55,031
7,700	Meadowbrook Insurance Group, Inc.	70,532
3,048	Nelnet, Inc., Class A	61,448
2,382	Orrstown Financial Services, Inc.	54,548
8,854	PMA Capital Corp., Class A*	59,410
5,924	Provident New York Bancorp	54,975
2,519	Republic Bancorp, Inc., Class A	62,421
3,485	Sandy Spring Bancorp, Inc.	59,036
2,819	Southside Bancshares, Inc.	53,448
4,149	Southwest Bancorp, Inc.	60,368
5,495	SWS Group, Inc.	47,916
2,661	United Fire & Casualty Co.	57,052
2,079	Unitrin, Inc.	57,775
1,979	W.P. Carey & Co. LLC	60,360
6,685	Westfield Financial, Inc.	54,884
1,724	World Acceptance Corp.*	71,425
		1,723,496
	Health Care - 9.4%
3,583	Align Technology, Inc.*	62,165
1,436	Almost Family, Inc.*	37,738
1,272	Analogic Corp.	57,838
3,048	Cantel Medical Corp.	48,402
8,144	Celera Corp.*	54,483
3,114	Cyberonics, Inc.*	74,176
5,749	Enzon Pharmaceuticals, Inc.*	62,894
1,572	Genoptix, Inc.*	27,164
2,900	Given Imaging Ltd. (Israel)*	46,545
1,082	HeartWare International, Inc.*	69,713
2,500	Hi-Tech Pharmacal Co., Inc.*	43,950

3,361	Impax Laboratories, Inc.*	$55,087
8,882	Inspire Pharmaceuticals, Inc.*	44,854
6,000	Jazz Pharmaceuticals, Inc.*	52,200
2,762	Martek Biosciences Corp.*	57,146
9,490	Maxygen, Inc.*	58,933
5,125	Medical Action Industries, Inc.*	70,213
10,825	Nabi Biopharmaceuticals*	61,919
4,557	Omnicell, Inc.*	56,142
9,595	OraSure Technologies, Inc.*	45,480
3,153	PharMerica Corp.*	41,178
5,617	Pozen, Inc.*	44,824
9,447	Progenics Pharmaceuticals, Inc.*	43,456
10,506	Sinovac Biotech Ltd. (China)*	44,651
1,991	Zoll Medical Corp.*	52,682
		1,313,833
	Industrials - 19.9%
3,909	3D Systems Corp.*	57,853
2,520	AAON, Inc.	62,647
4,088	Acacia Research - Acacia Technologies*	54,738
2,389	Albany International Corp., Class A	43,838
1,181	Allegiant Travel Co.	52,425
974	Amerco, Inc.*	66,398
6,090	American Reprographics Co.*	54,201
2,085	American Superconductor Corp.*	62,863
7,098	Cenveo, Inc.*	43,724
2,645	Chart Industries, Inc.*	47,107
5,555	China Valves Technology, Inc.*	59,105
1,768	CIRCOR International, Inc.	55,303
4,321	Comfort Systems USA, Inc.	49,303
1,451	Consolidated Graphics, Inc.*	62,349
2,211	Cornell Cos., Inc.*	61,753
1,385	CoStar Group, Inc.*	60,705
5,117	Dolan Co. (The)*	59,818
8,544	Excel Maritime Carriers Ltd. (Liberia)*	52,631
2,041	Exponent, Inc.*	67,373
7,547	Federal Signal Corp.	44,980
2,135	GeoEye, Inc.*	73,700
3,737	Greenbrier Cos., Inc.*	48,805
4,327	Griffon Corp.*	58,674
4,152	Herley Industries, Inc.*	64,273
2,627	ICF International, Inc.*	60,421
3,480	Jinpan International Ltd. (China)	42,769
3,040	Kadant, Inc.*	59,250
2,212	Ladish Co., Inc.*	65,055
2,051	Mueller Industries, Inc.	50,701
699	NACCO Industries, Inc., Class A	62,239
2,527	Northwest Pipe Co.*	45,916
8,654	On Assignment, Inc.*	41,799
3,209	Orion Marine Group, Inc.*	39,856
1,814	Powell Industries, Inc.*	59,608
2,003	Raven Industries, Inc.	70,165
7,642	Safe Bulkers, Inc. (Marshall Islands)	59,913
3,210	Schawk, Inc.	47,604
5,194	Seaspan Corp. (Hong Kong)	58,588
7,114	SFN Group, Inc.*	53,284
3,602	Standard Parking Corp.*	61,450
3,476	Sterling Construction Co., Inc.*	43,068
2,171	Sun Hydraulics Corp.	55,990
1,763	Tennant Co.	66,148
4,902	Titan International, Inc.	53,824
3,853	TrueBlue, Inc.*	49,588
2,507	Tutor Perini Corp.*	48,335
1,245	UniFirst Corp.	54,730
4,235	United Rentals, Inc.*	55,817
994	United Stationers, Inc.*	53,825
1,446	Universal Forest Products, Inc.	44,783
		2,769,292
	Information Technology - 22.5%
3,188	Acxiom Corp.*	48,904
5,607	Agilysys, Inc.	44,464
3,497	Bottomline Technologies, Inc.*	49,553
8,155	Cadence Design Systems, Inc.*	56,759
4,969	CEVA, Inc.*	63,454
2,909	Cognex Corp.	54,253
3,767	Cohu, Inc.	59,067
2,381	Constant Contact, Inc.*	46,406
1,781	Cymer, Inc.*	59,272
7,491	Diamond Management & Technology Consultants, Inc.	81,277
5,680	Digi International, Inc.*	47,201
2,833	Diodes, Inc.*	50,087
7,278	DivX, Inc.*	55,386
7,445	DSP Group, Inc.*	51,966
3,740	Ebix, Inc.*	62,121
6,438	Echelon Corp.*	48,864
3,126	EZchip Semiconductor Ltd. (Israel)*	69,210
5,809	InfoSpace, Inc.*	45,484
4,047	Insight Enterprises, Inc.*	58,965
4,934	Integrated Silicon Solution, Inc.*	42,432
2,145	Internet Gold-Golden Lines Ltd. (Israel)*	46,118
4,369	Intevac, Inc.*	48,059
5,935	Ixia*	65,166
7,419	Kulicke & Soffa Industries, Inc.*	49,856
4,037	KVH Industries, Inc.*	56,437
11,245	Lionbridge Technologies, Inc.*	55,325
5,350	Liquidity Services, Inc.*	72,653
2,122	Manhattan Associates, Inc.*	56,997
3,694	Measurement Specialties, Inc.*	61,690
2,452	Mellanox Technologies Ltd. (Israel)*	40,850
4,730	Mercury Computer Systems, Inc.*	62,436
5,212	Micrel, Inc.	50,661
2,467	Monolithic Power Systems, Inc.*	43,469
2,350	Multi-Fineline Electronix, Inc.*	59,549
9,403	Ness Technologies, Inc.*	42,031
4,025	Oplink Communications, Inc.*	64,843
3,787	OPNET Technologies, Inc.	57,714
4,879	Perficient, Inc.*	42,203
5,209	Pericom Semiconductor Corp.*	47,610
7,740	Power-One, Inc.*	96,208
6,213	RadiSys Corp.*	61,322
3,074	RADWARE Ltd. (Israel)*	70,272
2,290	Rofin-Sinar Technologies, Inc.*	48,227
5,946	Sapient Corp.	65,406
5,130	Sigma Designs, Inc.*	52,531
6,409	Smith Micro Software, Inc.*	63,000
2,720	Sourcefire, Inc.*	58,045
2,369	Standard Microsystems Corp.*	52,165
2,552	Stratasys, Inc.*	57,956
9,176	Symmetricom, Inc.*	48,908
3,355	Tekelec*	47,440
2,349	TNS, Inc.*	46,158
3,050	Travelzoo, Inc.*	47,458
8,069	TriQuint Semiconductor, Inc.*	55,918
3,570	Tyler Technologies, Inc.*	58,655

4,142	Ultratech, Inc.*	$74,846
		3,123,307
	Materials - 6.6%
1,789	Arch Chemicals, Inc.	61,309
8,728	China Gerui Advanced Materials Group Ltd. (British Virgin Islands)*	50,186
4,798	China Green Agriculture, Inc.*	51,626
955	Clearwater Paper Corp.*	58,857
5,120	Horsehead Holding Corp.*	39,219
4,570	Innospec, Inc.*	50,270
1,514	Kaiser Aluminum Corp.	62,074
3,424	LSB Industries, Inc.*	49,614
3,476	Neenah Paper, Inc.	62,359
7,951	Omnova Solutions, Inc.*	62,018
1,933	Quaker Chemical Corp.	68,158
1,069	Schweitzer-Mauduit International, Inc.	56,582
7,392	Silvercorp Metals, Inc. (Canada)	48,491
3,600	Stillwater Mining Co.*	49,572
5,153	Terra Nova Royalty Corp. (Canada)*	44,419
6,873	Wausau Paper Corp.*	46,943
2,165	Westlake Chemical Corp.	53,562
		915,259
	Telecommunication Services - 0.4%
3,845	Otelco, Inc.	53,445

	Utilities - 3.5%
2,789	Central Vermont Public Service Corp.	59,238
2,019	Chesapeake Utilities Corp.	67,112
1,687	IDACORP, Inc.	59,416
1,785	Laclede Group, Inc. (The)	62,368
6,368	Mirant Corp.*	69,857
4,476	PNM Resources, Inc.	52,951
1,957	Southwest Gas Corp.	62,957
2,098	UIL Holdings Corp.	57,170
		491,069
	Total Common Stocks and Other Equity Interests (Cost $13,069,180)	13,921,561

	Money Market Fund - 0.1%
18,256	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $18,256)	18,256

	Total Investments (Cost $13,087,436)(a)-100.2%	13,939,817
	Liabilities in excess of other assets-(0.2%)	(24,711)
	Net Assets-100.0%	$13,915,106

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $14,013,628. The net unrealized depreciation was $73,811 which consisted of aggregate gross unrealized appreciation of $1,716,443 and aggregate gross unrealized depreciation of $1,790,254.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Aerospace & Defense Portfolio

July 31, 2010 (Unaudited)

Number
of Shares		Value
	Common Stocks - 100.0%
	Aerospace/Defense - 53.7%
22,932	AAR Corp.*	$385,258
12,722	Aerovironment, Inc.*	304,183
19,420	Alliant Techsystems, Inc.*	1,304,247
12,869	Argon ST, Inc.*	443,594
103,388	Boeing Co. (The)	7,044,858
15,710	Cubic Corp.	636,569
6,177	Ducommun, Inc.	129,037
25,055	Elbit Systems Ltd. (Israel)	1,378,276
17,642	Esterline Technologies Corp.*	905,564
34,491	GenCorp, Inc.*	181,423
90,667	General Dynamics Corp.	5,553,354
62,756	Goodrich Corp.	4,573,030
9,381	Kratos Defense & Security Solutions, Inc.*	103,754
57,457	L-3 Communications Holdings, Inc.	4,196,659
87,205	Lockheed Martin Corp.	6,553,456
26,659	Moog, Inc., Class A*	954,659
82,565	Northrop Grumman Corp.	4,841,612
33,858	Orbital Sciences Corp.*	495,681
96,038	Raytheon Co.	4,443,678
76,472	Rockwell Collins, Inc.	4,371,139
21,285	Teledyne Technologies, Inc.*	873,324
14,209	Triumph Group, Inc.	1,078,463
104,775	United Technologies Corp.	7,449,502
		58,201,320
	Auto Manufacturers - 1.8%
41,434	Force Protection, Inc.*	185,210
52,750	Oshkosh Corp.*	1,813,545
		1,998,755
	Commercial Services - 3.4%
223,289	SAIC, Inc.*	3,713,296

	Computers - 5.6%
17,767	CACI International, Inc., Class A*	835,404
89,767	Computer Sciences Corp.	4,069,138
10,322	Integral Systems, Inc.*	78,034
13,960	Mercury Computer Systems, Inc.*	184,272
8,031	NCI, Inc., Class A*	189,211
33,405	SRA International, Inc., Class A*	742,259
		6,098,318
	Electronics - 4.3%
5,303	American Science & Engineering, Inc.	419,892
52,655	Cogent, Inc.*	473,368
90,108	FLIR Systems, Inc.*	2,681,614
20,572	ICx Technologies, Inc.*	158,199
54,572	L-1 Identity Solutions, Inc.*	445,308
10,758	OSI Systems, Inc.*	298,965
36,894	Taser International, Inc.*	151,265
		4,628,611
	Engineering & Construction - 2.4%
14,308	Stanley, Inc.*	534,404
48,664	URS Corp.*	1,965,539
3,061	VSE Corp.	108,696
		2,608,639
	Metal Fabricate/Hardware - 5.3%
9,259	Ladish Co., Inc.*	272,307
44,569	Precision Castparts Corp.	5,445,886
		5,718,193
	Miscellaneous Manufacturing - 14.2%
14,945	Ceradyne, Inc.*	347,471
170,915	Honeywell International, Inc.	7,325,417
91,878	ITT Corp.	4,329,292
160,608	Textron, Inc.	3,334,222
		15,336,402
	Packaging & Containers - 2.9%
54,256	Ball Corp.	3,159,869

	Software - 0.8%
21,261	ManTech International Corp., Class A*	842,999

	Telecommunications - 5.6%
7,871	Applied Signal Technology, Inc.	163,402
16,635	Comtech Telecommunications Corp.*	358,817
26,833	DigitalGlobe, Inc.*	731,467
9,026	EMS Technologies, Inc.*	150,193
12,966	GeoEye, Inc.*	447,586
76,294	Harris Corp.	3,397,372
23,440	ViaSat, Inc.*	847,122
		6,095,959
	Total Common Stocks (Cost $141,754,719)	108,402,361

	Money Market Fund - 0.1%
31,306	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $31,306)	31,306

	Total Investments (Cost $141,786,025)(a)-100.1%	108,433,667
	Liabilities in excess of other assets-(0.1%)	(59,290)
	Net Assets-100.0%	$108,374,377

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $142,724,843. The net unrealized depreciation was $34,291,176 which consisted of aggregate gross unrealized appreciation of $1,370,246 and aggregate gross unrealized depreciation of $35,661,422.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares CleantechTM Portfolio

July 31, 2010 (Unaudited)

Number
of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Auto Parts & Equipment - 3.6%
29,509	Fuel Systems Solutions, Inc.*	$897,369
129,587	Johnson Controls, Inc.	3,733,402
30,661	Westport Innovations, Inc. (Canada)*	604,914
		5,235,685
	Biotechnology - 3.3%
48,757	Martek Biosciences Corp.*	1,008,782
28,766	Novozymes A/S, Class B (Denmark)	3,673,989
		4,682,771
	Building Materials - 1.5%
225,064	Kingspan Group PLC (Ireland)*	1,577,487
26,431	WaterFurnace Renewable Energy, Inc. (Canada)	653,878
		2,231,365
	Chemicals - 0.9%
1,144	Gurit Holding AG (Switzerland)	579,517
66,546	Zoltek Cos., Inc.*	695,406
		1,274,923
	Computers - 0.8%
53,015	Telvent GIT SA (Spain)*	1,141,413

	Electric - 2.8%
20,260,000	Energy Development Corp. (Philippines)	1,965,954
21,359	EnerNOC, Inc.*	712,109
48,116	Ormat Technologies, Inc.	1,338,587
		4,016,650
	Electrical Components & Equipment -17.6%
31,764	A123 Systems, Inc.*	342,416
69,611	Advanced Energy Industries, Inc.*	1,225,850
58,634	American Superconductor Corp.*	1,767,815
1,143,095	China High Speed Transmission Equipment Group Co. Ltd. (China)	2,614,337
76,049	EnerSys*	1,841,907
232,203	Gamesa Corp. Tecnologica SA (Spain)*	2,026,238
37,471	Saft Groupe SA (France)	1,284,136
33,884	Schneider Electric SA (France)	3,906,748
28,251	SMA Solar Technology AG (Germany)	3,490,990
129,191	SunPower Corp., Class A*	1,605,844
179,838	Suntech Power Holdings Co. Ltd. ADR (China)*	1,787,590
70,951	Vestas Wind Systems A/S (Denmark)*	3,448,589
		25,342,460
	Electronics - 9.3%
23,822	Badger Meter, Inc.	932,869
22,120	Dionex Corp.*	1,670,060
59,500	Horiba Ltd. (Japan)	1,603,191
38,307	Itron, Inc.*	2,492,636
29,865	Roth & Rau AG (Germany)*	988,266
97,080	Trimble Navigation Ltd.*	2,754,160
28,587	Vaisala Oyj, Class A (Finland)	717,302
72,445	Woodward Governor Co.	2,190,737
		13,349,221
	Energy-Alternate Sources - 6.6%
2,569,000	China Longyuan Power Group Corp., Class H (China)*	2,699,544
26,683	First Solar, Inc.*	3,347,383
969,916	Iberdrola Renovables SA (Spain)	3,394,045
		9,440,972
	Engineering & Construction - 5.5%
197,945	ABB Ltd. (Switzerland)*	3,976,873
92,908	Arcadis NV (Netherlands)	1,799,267
42,981	Grontmij NV CVA (Netherlands)	825,095
54,755	Insituform Technologies, Inc., Class A*	1,253,890
		7,855,125
	Environmental Control - 8.9%
45,674	Asahi Holdings, Inc. (Japan)	943,943
29,718	BWT AG (Austria)	705,803
152,923	Energy Recovery, Inc.*	626,984
717,000	Hyflux Ltd. (Singapore)	1,703,439
102,300	Kurita Water Industries Ltd. (Japan)	2,836,683
132,557	Nalco Holding Co.	3,233,065
81,775	Tetra Tech, Inc.*	1,714,822
226,528	Tomra Systems ASA (Norway)	1,111,510
		12,876,249
	Hand/Machine Tools - 2.5%
53,006	Baldor Electric Co.	2,025,890
56,457	Meyer Burger Technology AG (Switzerland)*	1,516,312
		3,542,202
	Healthcare-Services - 0.8%
23,609	Eurofins Scientific (France)	1,111,587

	Machinery-Diversified - 4.1%
115,459	GLV, Inc., Class A (Canada)*	964,073
35,976	Kadant, Inc.*	701,172
24,440	Lindsay Corp.	850,023
54,895	Roper Industries, Inc.	3,430,938
		5,946,206
	Mining - 0.4%
116,084	5N Plus, Inc. (Canada)*	582,702

	Miscellaneous Manufacturing - 13.9%
54,602	CLARCOR, Inc.	2,048,667
65,508	Donaldson Co., Inc.	3,109,665
37,204	ESCO Technologies, Inc.	1,109,051
119,469	Hexcel Corp.*	2,232,875
79,003	Pall Corp.	3,021,075
43,587	Polypore International, Inc.*	1,070,497
38,679	Siemens AG (Germany)	3,768,741
44,446	SPX Corp.	2,647,204
45,953	STR Holdings, Inc.*	1,029,347
		20,037,122
	Semiconductors - 8.3%
99,150	Aixtron AG (Germany)	2,963,864
26,458	Centrotherm Photovoltaics AG (Germany)*	1,073,723
48,920	Cree, Inc.*	3,465,493
169,513	GT Solar International, Inc.*	1,098,444
205,073	MEMC Electronic Materials, Inc.*	1,960,498
37,308	Power Integrations, Inc.	1,318,838
		11,880,860

	Software - 4.5%
66,585	ANSYS, Inc.*	$2,992,996
119,634	Autodesk, Inc.*	3,533,988
		6,526,984
	Telecommunications - 4.7%
207,579	Corning, Inc.	3,761,331
81,637	Polycom, Inc.*	2,422,986
43,114	RuggedCom, Inc. (Canada)*	617,021
		6,801,338
	Total Common Stocks and Other Equity Interests (Cost $148,687,796)	143,875,835

	Money Market Fund - 0.0%
51,715	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $51,715)	51,715

	Total Investments (Cost $148,739,511)(a)-100.0%	143,927,550
	Liabilities in excess of other assets-(0.0%)	(58,964)
	Net Assets-100.0%	$143,868,586

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $157,735,464. The net unrealized depreciation was $13,807,914 which consisted of aggregate gross unrealized appreciation of $14,449,089 and aggregate gross unrealized depreciation of $28,257,003.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares DWA Technical LeadersTM Portfolio

July 31, 2010 (Unaudited)

Number
of Shares		Value
	Common Stocks and Other Equity Interests - 97.5%
	Consumer Discretionary - 25.5%
29,568	Aeropostale, Inc.*	$840,618
43,173	AutoNation, Inc.*	1,054,716
23,925	Big Lots, Inc.*	820,867
6,195	Chipotle Mexican Grill, Inc.*	916,240
19,930	Dollar Tree, Inc.*	883,298
140,040	Ford Motor Co.*	1,788,311
85,648	Gannett Co., Inc.	1,128,841
18,262	Hasbro, Inc.	769,743
21,703	John Wiley & Sons, Inc., Class A	854,664
114,146	Las Vegas Sands Corp.*	3,065,962
72,036	Liberty Media Corp. - Capital, Series A*	3,359,759
20,979	Netflix, Inc.*	2,151,396
22,259	NIKE, Inc., Class B	1,639,153
23,548	Nordstrom, Inc.	800,632
63,058	O’Reilly Automotive, Inc.*	3,107,498
9,775	Panera Bread Co., Class A*	764,503
23,576	Polo Ralph Lauren Corp.	1,862,740
13,790	Ross Stores, Inc.	726,181
31,718	Royal Caribbean Cruises Ltd.*	915,381
29,375	Signet Jewelers Ltd. (United Kingdom)*	874,494
14,585	Stanley Black & Decker, Inc.	846,222
99,945	TRW Automotive Holdings Corp.*	3,507,070
51,483	Virgin Media, Inc.	1,108,429
19,021	WMS Industries, Inc.*	732,499
60,135	Wyndham Worldwide Corp.	1,535,247
10,207	Wynn Resorts Ltd.	894,950
52,808	Yum! Brands, Inc.	2,180,970
		39,130,384
	Consumer Staples - 1.6%
20,546	General Mills, Inc.	702,673
16,358	J.M. Smucker Co. (The)	1,004,872
20,696	Whole Foods Market, Inc.*	785,827
		2,493,372
	Energy - 1.1%
12,788	Cimarex Energy Co.	880,709
14,066	Pioneer Natural Resources Co.	814,703
		1,695,412
	Financials - 14.5%
44,604	AmeriCredit Corp.*	1,075,402
25,084	Bank of Hawaii Corp.	1,249,434
67,981	Brandywine Realty Trust REIT	772,264
18,037	Capital One Financial Corp.	763,506
70,672	CB Richard Ellis Group, Inc., Class A*	1,201,424
19,964	Digital Realty Trust, Inc. REIT	1,262,124
159,538	Fifth Third Bancorp	2,027,728
182,034	Genworth Financial, Inc., Class A*	2,472,022
29,531	Lincoln National Corp.	768,987
32,405	Macerich Co. (The) REIT	1,343,187
47,402	Protective Life Corp.	1,066,071
17,102	SL Green Realty Corp. REIT	1,030,225
101,483	Ventas, Inc. REIT	5,147,218
2,842	White Mountains Insurance Group Ltd.	892,530
68,941	XL Group PLC (Ireland)	1,222,324
		22,294,446
	Health Care - 7.2%
41,094	Edwards Lifesciences Corp.*	2,375,233
19,570	Express Scripts, Inc.*	884,173
182,494	Health Management Associates, Inc., Class A*	1,306,657
45,119	Henry Schein, Inc.*	2,368,296
6,809	Mettler-Toledo International, Inc.*	795,291
17,993	Perrigo Co.	1,007,788
27,525	Valeant Pharmaceuticals International*	1,550,208
11,712	Waters Corp.*	751,442
		11,039,088
	Industrials - 18.8%
55,077	AMETEK, Inc.	2,438,259
27,640	BE Aerospace, Inc.*	812,616
32,172	CSX Corp.	1,696,108
32,185	Danaher Corp.	1,236,226
19,303	Deere & Co.	1,287,124
30,609	Donaldson Co., Inc.	1,453,009
26,767	Gardner Denver, Inc.	1,358,961
14,047	Goodrich Corp.	1,023,605
28,100	IDEX Corp.	903,977
101,843	J.B. Hunt Transport Services, Inc.	3,614,408
25,318	Norfolk Southern Corp.	1,424,644
26,680	Owens Corning*	839,886
22,704	Precision Castparts Corp.	2,774,202
37,822	Republic Services, Inc.	1,205,009
19,314	Ryder System, Inc.	843,442
17,120	Union Pacific Corp.	1,278,350
12,440	United Technologies Corp.	884,484
11,675	W.W. Grainger, Inc.	1,307,717
65,209	Waste Connections, Inc.*	2,489,027
		28,871,054
	Information Technology - 12.9%
109,195	Advanced Micro Devices, Inc.*	817,871
17,851	Akamai Technologies, Inc.*	684,764
49,685	ANSYS, Inc.*	2,233,341
21,479	Apple, Inc.*	5,525,473
15,638	Cree, Inc.*	1,107,796
17,854	Dolby Laboratories, Inc., Class A*	1,133,193
16,299	F5 Networks, Inc.*	1,431,541
17,614	FactSet Research Systems, Inc.	1,321,050
83,789	JDS Uniphase Corp.*	909,111
21,366	Rovi Corp.*	950,787
23,770	Salesforce.com, Inc.*	2,352,041
31,460	SanDisk Corp.*	1,374,802
		19,841,770
	Materials - 9.6%
64,569	Airgas, Inc.	4,215,710
30,967	Ashland, Inc.	1,574,672
25,079	FMC Corp.	1,567,187
37,903	International Paper Co.	917,253
16,444	Lubrizol Corp. (The)	1,537,350
17,156	Sherwin-Williams Co. (The)	1,186,337
28,273	Sigma-Aldrich Corp.	1,586,115
56,693	Temple-Inland, Inc.	1,137,262
29,333	Valspar Corp. (The)	921,349
		14,643,235

	Telecommunication Services - 3.8%
126,450	American Tower Corp., Class A*	$5,847,048

	Utilities - 2.5%
40,808	Energen Corp.	1,813,508
16,199	National Fuel Gas Co.	778,362
25,432	ONEOK, Inc.	1,183,351
		3,775,221
	Total Common Stocks and Other Equity Interests (Cost $129,010,361)	149,631,030

	Money Market Fund - 2.4%
3,704,771	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $3,704,771)	3,704,771

	Total Investments (Cost $132,715,132)(a)-99.9%	153,335,801
	Other assets less liabilities-0.1%	120,507
	Net Assets-100.0%	$153,456,308

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $132,815,436. The net unrealized appreciation was $20,520,365 which consisted of aggregate gross unrealized appreciation of $22,801,924 and aggregate gross unrealized depreciation of $2,281,559.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Listed Private Equity Portfolio

July 31, 2010 (Unaudited)

Number
of Shares		Value
	Common Stocks and Other Equity Interests - 89.7%
	Diversified Financial Services - 11.2%
532,457	Brait SA (South Africa)	$1,676,732
650,998	GP Investments Ltd. (Bermuda)*	2,590,300
1,426,066	Intermediate Capital Group PLC (United Kingdom)	5,931,808
287,867	Onex Corp. (Canada)	7,697,322
53,401	Partners Group Holding AG (Switzerland)	7,502,936
		25,399,098
	Electric - 1.5%
166,434	Otter Tail Corp.	3,420,219

	Food - 3.0%
436,767	Hakon Invest AB (Sweden)	6,772,237

	Holding Companies-Diversified - 19.8%
96,378	Ackermans & van Haaren NV (Belgium)	6,595,729
159,988	Compass Diversified Holdings	2,411,019
113,026	Hal Trust (Netherlands)	12,096,602
310,345	Latour Investment AB, Class B (Sweden)	4,077,980
485,191	Leucadia National Corp.	10,717,869
81,548	Schouw & Co. (Denmark)	1,789,350
124,991	Wendel (France)	7,064,734
		44,753,283
	Investment Companies - 41.4%
980,851	American Capital Ltd.*	5,090,617
349,912	AP Alternative Assets LP (United Kingdom)	2,151,959
616,154	Apollo Investment Corp.	6,223,155
510,715	Ares Capital Corp.	7,155,117
215,509	BlackRock Kelso Capital Corp.	2,299,481
94,888	Candover Investments PLC (United Kingdom)*	965,926
18,248	Capital Southwest Corp.	1,620,787
1,036,000	China Merchants China Direct Investments Ltd. (Hong Kong)	2,318,706
1,108,266	DeA Capital SpA (Italy)*	1,715,291
119,818	Electra Private Equity PLC (United Kingdom)*	2,420,645
138,957	Eurazeo (France)	8,849,802
190,446	Fifth Street Finance Corp.	2,068,244
98,765	Gladstone Capital Corp.	1,198,019
377,601	Graphite Enterprise Trust PLC (United Kingdom)	1,646,940
255,755	Harris & Harris Group, Inc.*	1,040,923
178,321	Hercules Technology Growth Capital, Inc.	1,865,238
134,491	HgCapital Trust PLC (United Kingdom)	1,669,213
371,712	Hosken Consolidated Investments Ltd. (South Africa)	3,791,526
73,163	Kayne Anderson Energy Development Co.*	1,104,030
1,629,711	LMS Capital PLC (United Kingdom)*	1,027,297
1,446,960	Macquarie Korea Infrastructure Fund (South Korea)	5,460,919
70,485	Main Street Capital Corp.	1,158,069
329,812	MCG Capital Corp.*	1,909,611
125,514	MVC Capital, Inc.	1,609,089
149,925	NGP Capital Resources Co.	1,139,430
94,289	Paris Orleans et Cie SA (France)	2,297,101
167,141	PennantPark Investment Corp.	1,756,652
274,312	Prospect Capital Corp.	2,663,570
384,945	Ratos AB, Class B (Sweden)	10,979,032
291,962	RHJ International (Belgium)*	2,479,998
108,181	Solar Capital Ltd.	2,230,692
1,150,232	SVG Capital PLC (United Kingdom)*	2,714,676
127,163	TICC Capital Corp.	1,115,220
		93,736,975
	Media - 0.8%
1,119,329	Southern Cross Media Group Ltd. (Australia)	1,869,488

	Venture Capital - 10.8%
2,325,772	3i Group PLC (United Kingdom)	10,348,032
159,277	Altamir Amboise (France)*	1,081,106
71,725	Deutsche Beteiligungs AG (Germany)	1,624,044
89,448	Dinamia SA (Spain)	1,048,795
71,036	Gimv NV (Belgium)	3,498,225
519,042	IP Group PLC (United Kingdom)*	256,055
233,760	Jafco Co. Ltd. (Japan)	5,516,261
10,694,000	K1 Ventures Ltd. (Singapore)	1,101,217
		24,473,735
	Water - 1.2%

89,140	Pico Holdings, Inc.*	2,793,648

	Total Investments (Cost $191,816,342)(a) -89.7%	203,218,683
	Other assets less liabilities-10.3%	23,314,454
	Net Assets-100.0%	$226,533,137

Notes to Schedule of Investments:

* Non-income producing security.

This Fund has holdings greater than 10% of net assets in the following countries:

United Kingdom	12.9%

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $213,955,338. The net unrealized depreciation was $10,736,655 which consisted of aggregate gross unrealized appreciation of $18,515,924 and aggregate gross unrealized depreciation of $29,252,579.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Golden Dragon Halter USX China Portfolio

July 31, 2010 (Unaudited)

Number
of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Bermuda - 0.5%
76,955	China Yuchai International Ltd.	$1,389,038
91,978	Global Sources Ltd.*	796,529
		2,185,567
	British Virgin Islands - 0.7%
103,129	Hollysys Automation Technologies Ltd.*	1,006,539
47,522	Origin Agritech Ltd.*	399,660
178,232	Renesola Ltd. ADR*	1,350,999
25,416	Tongxin International Ltd.*	103,189
		2,860,387
	Canada - 0.5%
339,833	Silvercorp Metals, Inc.	2,229,304

	Cayman Islands - 10.7%
44,415	3SBio, Inc. ADR*	668,446
103,827	7 Days Group Holdings Ltd. ADR*	1,141,059
177,588	Actions Semiconductor Co. Ltd. ADR*	390,693
36,508	AutoChina International Ltd.*	1,033,906
53,242	Changyou.com Ltd. ADR*	1,523,254
40,334	Charm Communications, Inc. ADR*	261,768
136,491	China Cord Blood Corp.*	727,497
119,859	China Digital TV Holding Co. Ltd. ADR*	709,565
71,649	China Distance Education Holdings Ltd. ADR*	400,518
105,516	China Hydroelectric Corp. ADR*	642,592
4,777	China Mass Media Corp. ADR*	12,325
66,604	China Medical Technologies, Inc. ADR	682,691
215,059	China Nepstar Chain Drugstore Ltd. ADR	649,478
289,554	China Real Estate Information Corp. ADR*	2,681,270
89,499	China Techfaith Wireless Communication Technology Ltd. ADR*	264,022
94,215	CNinsure, Inc. ADR	2,221,590
101,505	Concord Medical Services Holdings Ltd. ADR*	580,609
165,669	E-House China Holdings Ltd. ADR	2,700,405
115,285	Longtop Financial Technologies Ltd. ADR*	3,842,449
77,711	New Oriental Education & Technology Group ADR*	7,600,136
79,336	Noah Education Holdings Ltd. ADR*	231,661
21,089	Perfect World Co. Ltd. ADR*	492,639
928,052	Semiconductor Manufacturing International Corp. ADR*	3,248,182
294,299	Shanda Games Ltd. ADR*	1,951,202
91,369	Spreadtrum Communications, Inc. ADR*	847,904
160,246	Trina Solar Ltd. ADR*	3,483,748
82,367	Vanceinfo Technologies, Inc. ADR*	2,091,298
143,114	WuXi PharmaTech Cayman, Inc. ADR*	2,146,710
		43,227,617
	China - 64.3%
58,208	51job, Inc. ADR*	1,467,424
61,160	Acorn International, Inc. ADR	255,649
93,032	AgFeed Industries, Inc.*	268,862
132,282	Agria Corp. ADR*	190,486
135,393	Airmedia Group, Inc. ADR*	496,892
879,903	Aluminum Corp. of China Ltd. ADR*	19,498,651
161,845	American Oriental Bioengineering, Inc.*	409,468
46,256	ATA, Inc. ADR*	137,843
300,243	Baidu, Inc. ADR*	24,442,783
87,027	BMP Sunstone Corp.*	574,378
88,206	Canadian Solar, Inc.*	1,067,293
232,686	China Eastern Airlines Corp. Ltd. ADR*	13,104,876
45,433	China Finance Online Co. Ltd. ADR*	359,375
260,675	China Life Insurance Co. Ltd. ADR	17,509,540
213,616	China Petroleum and Chemical Corp. ADR	17,200,360
173,589	China Security & Surveillance Technology, Inc.*	996,401
330,173	China Southern Airlines Co. Ltd. ADR*	8,036,411
91,987	China Sunergy Co. Ltd. ADR*	400,143
370,423	China Telecom Corp. Ltd. ADR	18,576,713
33,662	ChinaEdu Corp. ADR*	247,416
302,964	Ctrip.com International Ltd. ADR*	12,197,331
24,453	eLong, Inc. ADR*	306,885
269,940	Focus Media Holding Ltd. ADR*	4,894,012
107,078	General Steel Holdings, Inc.*	309,455
467,592	Giant Interactive Group, Inc. ADR	3,146,894
292,089	Guangshen Railway Co. Ltd. ADR*	5,348,150
173,657	Gushan Environmental Energy Ltd. ADR*	133,716
82,908	Home Inns & Hotels Management, Inc. ADR*	3,487,940
622,014	Huaneng Power International, Inc. ADR	14,548,907
45,353	Hurray! Holding Co. Ltd. ADR*	141,048
346,873	JA Solar Holdings Co. Ltd. ADR*	2,063,894
33,907	Jinpan International Ltd.	416,717
70,374	KongZhong Corp. ADR*	425,059
271,398	LDK Solar Co. Ltd. ADR*	1,772,229
86,887	Linktone Ltd. ADR*	148,577
235,358	Mindray Medical International Ltd. ADR	7,281,977
267,027	NetEase.com, Inc. ADR*	10,227,134
72,449	Ninetowns Internet Technology Group Co. Ltd. ADR*	112,296
188,754	PetroChina Co. Ltd. ADR	21,606,670
98,312	Qiao Xing Mobile Communication Co. Ltd.*	274,290
181,924	Qiao Xing Universal Resources, Inc.*	300,175
137,665	Shanda Interactive Entertainment Ltd. ADR*	5,494,210
124,542	Simcere Pharmaceutical Group ADR*	1,127,105
124,740	SINA Corp.*	5,336,377
148,462	Sinopec Shanghai Petrochemical Co. Ltd. ADR	5,797,441
111,696	Sinovac Biotech Ltd.*	474,708
120,063	Solarfun Power Holdings Co. Ltd. ADR*	1,135,796
371,264	Suntech Power Holdings Co. Ltd. ADR*	3,690,364
51,853	The9 Ltd. ADR*	276,895
69,871	Tongjitang Chinese Medicines Co. ADR*	254,330
76,254	Vimicro International Corp. ADR*	343,143
148,303	VisionChina Media, Inc. ADR*	594,695
212,476	WSP Holdings Ltd. ADR	267,720
156,273	Xinyuan Real Estate Co. Ltd. ADR*	436,002
823,927	Yanzhou Coal Mining Co. Ltd. ADR	17,796,823
305,834	Yingli Green Energy Holding Co. Ltd. ADR*	3,339,707
38,276	Yucheng Technologies Ltd.*	121,718
		260,871,354

	Hong Kong - 14.3%
219,084	CDC Corp., Class A*	$438,168
413,814	China Mobile Ltd. ADR	21,079,685
43,613	China Natural Resources, Inc.*	460,117
1,348,405	China Unicom Ltd. ADR	18,392,244
102,028	CNOOC Ltd. ADR	17,183,556
92,519	Nam Tai Electronics, Inc.*	402,458
		57,956,228
	United States - 9.0%
141,627	Advanced Battery Technologies, Inc.*	501,360
46,008	American Dairy, Inc.*	608,686
62,452	American Lorain Corp.*	177,364
93,672	A-Power Energy Generation Systems Ltd.*	747,503
97,730	AsiaInfo-Linkage, Inc.*	1,993,692
48,269	Biostar Pharmaceuticals, Inc.*	127,913
32,454	China Advanced Construction Materials Group, Inc.*	118,457
39,044	China Agritech, Inc.*	483,365
113,897	China Architectural Engineering, Inc.*	91,118
37,373	China Auto Logistics, Inc.*	111,745
55,933	China Automotive Systems, Inc.*	1,022,455
131,350	China BAK Battery, Inc.*	202,279
48,570	China Biologic Products, Inc.*	620,725
65,366	China Education Alliance, Inc.*	259,503
56,984	China Fire & Security Group, Inc.*	538,499
50,742	China Green Agriculture, Inc.*	545,984
68,278	China Housing & Land Development, Inc.*	155,674
106,979	China Information Security Technology, Inc.*	625,827
165,198	China Infrastructure Investment Corp.*	140,418
69,318	China Integrated Energy, Inc.*	588,510
58,836	China Marine Food Group Ltd.*	285,355
68,745	China MediaExpress Holdings, Inc.*	706,011
43,741	China Natural Gas, Inc.*	335,931
50,459	China North East Petroleum Holdings Ltd.*	200,196
74,596	China Nutrifruit Group Ltd.*	236,842
89,399	China Pharma Holdings, Inc.*	259,257
96,151	China Precision Steel, Inc.*	151,919
80,075	China Recycling Energy Corp.*	289,071
45,136	China Ritar Power Corp.*	153,011
34,669	China Sky One Medical, Inc.*	385,173
52,128	China TransInfo Technology Corp.*	405,035
75,665	China Valves Technology, Inc.*	805,076
36,286	China Wind Systems, Inc.*	177,801
90,876	China XD Plastics Co. Ltd.*	597,964
40,371	China Yida Holding Co.*	492,930
46,193	China-Biotics, Inc.*	618,524
95,076	ChinaCast Education Corp.*	650,320
34,882	ChinaNet Online Holdings, Inc.*	138,482
30,827	Chindex International, Inc.*	431,886
83,739	Cogo Group, Inc.*	550,165
67,384	Deer Consumer Products, Inc.*	547,158
63,114	Duoyuan Printing, Inc.*	524,477
57,054	Fuqi International, Inc.*	455,861
76,928	Fushi Copperweld, Inc.*	650,811
71,385	Gulf Resources, Inc.*	618,194
64,150	Harbin Electric, Inc.*	1,178,435
28,045	Hong Kong Highpower Technology, Inc.*	114,143
30,314	HQ Sustainable Maritime Industries, Inc.*	128,834
24,944	Jiangbo Pharmaceuticals, Inc.*	214,518
42,000	Kandi Technolgies Corp.*	154,980
60,178	Lihua International, Inc.*	525,354
99,055	NIVS IntelliMedia Technology Group, Inc.*	221,883
37,865	Orient Paper, Inc.*	168,499
40,797	Puda Coal, Inc.*	363,093
59,067	RINO International Corp.*	810,990
111,926	Shengda Tech, Inc.*	487,997
47,573	Shengkai Innovations, Inc.*	401,992
34,188	Sino Clean Energy, Inc.*	181,196
58,888	Sinohub, Inc.*	160,175
41,653	Skypeople Fruit Juice, Inc.*	239,921
14,674	Skystar Bio-Pharmaceutical Co. Ltd.*	92,006
78,089	Sohu.com, Inc.*	3,671,745
39,864	SORL Auto Parts, Inc.*	337,648
84,034	Sutor Technology Group Ltd.*	160,505
111,509	Synutra International, Inc.*	1,880,042
21,782	Telestone Technologies Corp.*	265,087
55,433	Tianyin Pharmaceutical Co., Inc.	157,984
147,300	Tiens Biotech Group USA, Inc.*	248,200
40,866	Universal Travel Group*	252,552
271,566	UTStarcom, Inc.*	578,436
49,032	Winner Medical Group, Inc.*	299,586
69,918	Wonder Auto Technology, Inc.*	571,230
91,954	Yongye International, Inc.*	752,184
32,649	Yuhe International, Inc.*	306,901
71,706	Zhongpin, Inc.*	1,055,512
24,057	ZST Digital Networks, Inc.*	120,044
		36,430,199
	Total Investments (Cost $422,109,412)(a)-100.0%	405,760,656
	Liabilities in excess of other assets-(0.0%)	(27,145)
	Net Assets-100.0%	$405,733,511

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $464,929,905. The net unrealized depreciation was $59,169,249 which consisted of aggregate gross unrealized appreciation of $50,536,012 and aggregate gross unrealized depreciation of $109,705,261.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Lux Nanotech Portfolio

July 31, 2010 (Unaudited)

Number
of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Auto Manufacturers - 3.6%
23,838	Toyota Motor Corp. ADR (Japan)	$1,674,143

	Biotechnology - 11.9%
42,227	Abraxis Bioscience, Inc.*	3,179,271
502,542	Nanosphere, Inc.*	2,311,693
		5,490,964
	Chemicals - 11.4%
20,712	Air Products & Chemicals, Inc.	1,503,277
38,747	E.I. du Pont de Nemours & Co.	1,575,841
504,284	Shengda Tech, Inc.*	2,198,678
		5,277,796
	Computers - 6.2%
30,933	Hewlett-Packard Co.	1,424,155
11,175	International Business Machines Corp.	1,434,870
		2,859,025
	Electrical Components & Equipment - 11.1%
271,178	A123 Systems, Inc.*	2,923,299
675,852	Ener1, Inc.*	2,210,036
		5,133,335
	Electronics - 5.7%
134,269	FEI Co.*	2,626,302

	Energy-Alternate Sources - 6.3%
845,903	Headwaters, Inc.*	2,926,824

	Investment Companies - 4.7%
529,503	Harris & Harris Group, Inc.*	2,155,077

	Miscellaneous Manufacturing - 7.2%
20,869	3M Co.	1,785,134
95,265	General Electric Co.	1,535,672
		3,320,806
	Pharmaceuticals - 10.4%
547,454	Elan Corp. PLC ADR (Ireland)*	2,611,355
344,824	Flamel Technologies SA ADR (France)*	2,182,736
		4,794,091
	Semiconductors - 10.0%
82,742	Intel Corp.	1,704,485
67,551	Veeco Instruments, Inc.*	2,924,958
		4,629,443
	Software - 11.4%
750,031	Accelrys, Inc.*	5,287,719

	Total Common Stocks and Other Equity Interests (Cost $48,989,535)	46,175,525

	Money Market Fund - 0.0%
14,720	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $14,720)	14,720

	Total Investments (Cost $49,004,255)(a)-99.9%	46,190,245
	Other assets less liabilities-0.1%	23,229
	Net Assets-100.0%	$46,213,474

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $56,220,140. The net unrealized depreciation was $10,029,895 which consisted of aggregate gross unrealized appreciation of $5,102,482 and aggregate gross unrealized depreciation of $15,132,377.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Morningstar StockInvestor SM Core Portfolio

July 31, 2010 (Unaudited)

Number
of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Aerospace/Defense - 2.2%
5,919	General Dynamics Corp.	$362,539

	Banks - 2.0%
8,072	JPMorgan Chase & Co.	325,140

	Beverages - 5.0%
2,691	Coca-Cola Co. (The)	148,301
3,229	Diageo PLC ADR (United Kingdom)	225,642
3,767	Molson Coors Brewing Co., Class B	169,553
4,036	PepsiCo, Inc.	261,977
		805,473
	Biotechnology - 1.4%
4,036	Amgen, Inc.*	220,083

	Building Materials - 1.3%
22,116	Cemex SAB de CV ADR (Mexico)*	208,775

	Commercial Services - 16.6%
10,493	Apollo Group, Inc., Class A*	484,042
9,417	Automatic Data Processing, Inc.	388,640
16,144	CoreLogic, Inc.	323,364
4,305	Corporate Executive Board Co. (The)	121,272
2,691	MasterCard, Inc., Class A	565,218
18,834	Paychex, Inc.	489,496
19,641	Western Union Co. (The)	318,773
		2,690,805
	Computers - 0.9%
10,762	Dell, Inc.*	142,489

	Cosmetics/Personal Care - 1.5%
4,036	Procter & Gamble Co. (The)	246,842

	Distribution/Wholesale - 3.6%
11,839	Fastenal Co.	581,058

	Diversified Financial Services - 4.4%
6,726	American Express Co.	300,249
26,905	Discover Financial Services	410,839
		711,088
	Electric - 3.6%
13,991	Exelon Corp.	585,243

	Entertainment - 3.4%
10,762	International Game Technology	164,013
15,067	International Speedway Corp., Class A	390,235
		554,248
	Food - 2.4%
12,646	Sysco Corp.	391,647

	Healthcare-Products - 2.8%
8,610	Boston Scientific Corp.*	48,216
6,996	Johnson & Johnson	406,398
		454,614
	Insurance - 8.0%
13,453	Berkshire Hathaway, Inc., Class B*	1,050,948
16,144	First American Financial Corp.	238,124
		1,289,072
	Internet - 3.1%
17,758	eBay, Inc.*	371,320
5,381	Expedia, Inc.	122,041
		493,361
	Mining - 6.5%
10,762	Compass Minerals International, Inc.	760,766
6,457	Vulcan Materials Co.	292,114
		1,052,880
	Miscellaneous Manufacturing - 1.4%
2,691	3M Co.	230,188

	Oil & Gas - 2.9%
7,857	Exxon Mobil Corp.	468,906

	Pharmaceuticals - 3.8%
9,955	Novartis AG ADR (Switzerland)	485,207
8,072	Pfizer, Inc.	121,080
		606,287
	Pipelines - 4.6%
7,891	Kinder Morgan Management LLC*	464,228
8,072	TransCanada Corp. (Canada)	285,345
		749,573
	Real Estate - 1.7%
10,762	St. Joe Co. (The)*	277,552

	Retail - 11.3%
26,905	CarMax, Inc.*	567,695
8,072	Home Depot, Inc. (The)	230,133
21,524	Lowe’s Cos., Inc.	446,408
5,919	Walgreen Co.	168,987
8,072	Wal-Mart Stores, Inc.	413,206
		1,826,429
	Software - 3.7%
13,453	Autodesk, Inc.*	397,402
8,072	Microsoft Corp.	208,338
		605,740
	Textiles - 1.8%
10,762	Cintas Corp.	284,762

	Total Common Stocks and Other Equity Interests (Cost $15,494,876)	16,164,794

	Money Market Fund - 0.1%
15,870	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $15,870)	15,870

	Total Investments (Cost $15,510,746)(a) -100.0%	16,180,664
	Liabilities in excess of other assets-(0.0%)	(6,365)
	Net Assets-100.0%	$16,174,299

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $15,512,973. The net unrealized appreciation was $667,691 which consisted of aggregate gross unrealized appreciation of $756,031 and aggregate gross unrealized depreciation of $88,340.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares NASDAQ-100 BuyWrite Portfolio

July 31, 2010 (Unaudited)

Number
of Shares		Value
	Common Stocks and Other Equity Interests(<) - 102.5%
	Auto Manufacturers - 1.1%
1,545	PACCAR, Inc.	$70,792

	Biotechnology - 8.3%
1,686	Amgen, Inc.*	91,938
1,096	Biogen Idec, Inc.*	61,244
1,726	Celgene Corp.*	95,189
1,264	Genzyme Corp.*	87,924
3,310	Gilead Sciences, Inc.*	110,289
452	Illumina, Inc.*	20,263
698	Life Technologies Corp.*	30,007
799	Vertex Pharmaceuticals, Inc.*	26,894
		523,748
	Chemicals - 0.4%
440	Sigma-Aldrich Corp.	24,684

	Commercial Services - 1.8%
579	Apollo Group, Inc., Class A*	26,709
1,343	Automatic Data Processing, Inc.	55,426
1,295	Paychex, Inc.	33,657
		115,792
	Computers - 25.4%
4,794	Apple, Inc.*	1,233,257
1,102	Cognizant Technology Solutions Corp., Class A*	60,125
2,721	Dell, Inc.*	36,026
414	Infosys Technologies Ltd. ADR (India)	25,039
647	Logitech International SA (Switzerland)*	10,184
1,361	NetApp, Inc.*	57,570
2,106	Research In Motion Ltd. (Canada)*	121,158
883	SanDisk Corp.*	38,587
1,836	Seagate Technology (Ireland)*	23,042
		1,604,988
	Distribution/Wholesale - 0.4%
532	Fastenal Co.	26,111

	Electronics - 0.9%
3,338	Flextronics International Ltd. (Singapore)*	20,762
606	FLIR Systems, Inc.*	18,035
698	Garmin Ltd. (Switzerland)	19,900
		58,697
	Energy-Alternate Sources - 0.6%
282	First Solar, Inc.*	35,377

	Engineering & Construction - 0.2%
503	Foster Wheeler AG (Switzerland)*	11,579

	Environmental Control - 0.3%
336	Stericycle, Inc.*	21,168

	Healthcare-Products - 2.0%
531	DENTSPLY International, Inc.	15,941
344	Henry Schein, Inc.*	18,056
1,029	Hologic, Inc.*	14,550
148	Intuitive Surgical, Inc.*	48,599
445	Patterson Cos., Inc.	11,873
888	QIAGEN NV (Netherlands)*	16,623
		125,642
	Internet - 11.9%
1,118	Amazon.com, Inc.*	131,801
1,026	Baidu, Inc. ADR (China)*	83,527
3,682	eBay, Inc.*	76,991
1,054	Expedia, Inc.	23,905
564	Google, Inc., Class A*	273,455
2,069	Liberty Media Corp. - Interactive, Class A*	23,421
190	Priceline.com, Inc.*	42,636
3,155	Symantec Corp.*	40,920
650	VeriSign, Inc.*	18,298
2,515	Yahoo!, Inc.*	34,908
		749,862
	Lodging - 0.7%
508	Wynn Resorts Ltd.	44,541

	Machinery-Construction & Mining - 0.4%
382	Joy Global, Inc.	22,679

	Media - 4.5%
5,465	Comcast Corp., Class A	106,404
2,439	DIRECTV, Class A*	90,633
816	DISH Network Corp., Class A	16,385
5,380	News Corp., Class A	70,209
		283,631
	Pharmaceuticals - 4.4%
277	Cephalon, Inc.*	15,720
1,847	Express Scripts, Inc.*	83,447
1,185	Mylan, Inc.*	20,619
2,790	Teva Pharmaceutical Industries Ltd. ADR (Israel)	136,292
949	Warner Chilcott PLC, Class A (Ireland)*	24,294
		280,372
	Retail - 5.4%
1,337	Bed Bath & Beyond, Inc.*	50,646
876	Costco Wholesale Corp.	49,678
520	O’Reilly Automotive, Inc.*	25,626
467	Ross Stores, Inc.	24,592
454	Sears Holdings Corp.*	32,234
1,852	Staples, Inc.	37,651
3,913	Starbucks Corp.	97,238
633	Urban Outfitters, Inc.*	20,357
		338,022
	Semiconductors - 7.8%
1,602	Altera Corp.	44,408
2,624	Applied Materials, Inc.	30,963
1,519	Broadcom Corp., Class A	54,730
7,359	Intel Corp.	151,595
778	KLA-Tencor Corp.	24,639
494	Lam Research Corp.*	20,842
1,131	Linear Technology Corp.	36,056
2,323	Marvell Technology Group Ltd. (Bermuda)*	34,659
1,124	Maxim Integrated Products, Inc.	19,704

578	Microchip Technology, Inc.	$17,600
2,122	NVIDIA Corp.*	19,501
1,386	Xilinx, Inc.	38,697
		493,394
	Software - 14.1%
4,195	Activision Blizzard, Inc.	49,837
1,949	Adobe Systems, Inc.*	55,975
903	Autodesk, Inc.*	26,675
797	BMC Software, Inc.*	28,357
1,867	CA, Inc.	36,519
309	Cerner Corp.*	23,932
775	Check Point Software Technologies Ltd. (Israel)*	26,365
833	Citrix Systems, Inc.*	45,832
1,255	Electronic Arts, Inc.*	19,992
721	Fiserv, Inc.*	36,122
1,495	Intuit, Inc.*	59,426
11,392	Microsoft Corp.	294,028
7,921	Oracle Corp.	187,252
		890,312
	Telecommunications - 9.6%
7,706	Cisco Systems, Inc.*	177,777
397	Millicom International Cellular SA (Luxembourg)	37,008
614	NII Holdings, Inc.*	23,001
7,472	QUALCOMM, Inc.	284,534
1,278	Virgin Media, Inc.	27,515
2,462	Vodafone Group PLC ADR (United Kingdom)	57,808
		607,643
	Textiles - 0.3%
693	Cintas Corp.	18,337

	Toys/Games/Hobbies - 0.5%
1,575	Mattel, Inc.	33,327

	Transportation - 1.5%
619	C.H. Robinson Worldwide, Inc.	40,359
789	Expeditors International of Washington, Inc.	33,643
481	J.B. Hunt Transport Services, Inc.	17,070
		91,072
	Total Investments (Cost $4,425,513)(a)-102.5%	6,471,770
	Liabilities in excess of other assets-(2.5%)	(157,964)
	Net Assets-100.0%	$6,313,806

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

* Non-income producing security.

(<) Except as otherwise noted, a portion of all securities in the portfolio are subject to call options when written.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $4,425,513. The net unrealized appreciation was $2,046,257 which consisted of aggregate gross unrealized appreciation of $2,086,132 and aggregate gross unrealized depreciation of $39,875.

The following written option contracts were open at July 31, 2010:

			Number			Unrealized
	Contract	Strike	of	Premiums		Appreciation/
	Month	Price	Contracts	Received	Value	(Depreciation)
Call Option Min- NASDAQ- 100 Index	Aug-10	$185	5	$3,068	$2,240	$828
Call Option NASDAQ- 100 Index	Aug-10	1,850	34	139,139	151,810	12,671
			39	$142,207	$154,050	$(11,843)

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P 500 BuyWrite Portfolio

July 31, 2010 (Unaudited)

Number
of Shares		Value
	Common Stocks and Other Equity Interests(<) - 103.1%
	Consumer Discretionary - 10.5%
1,433	Abercrombie & Fitch Co., Class A	$52,935
5,574	Amazon.com, Inc.*	657,119
2,044	Apollo Group, Inc., Class A*	94,290
1,448	AutoNation, Inc.*	35,375
475	AutoZone, Inc.*	100,496
4,276	Bed Bath & Beyond, Inc.*	161,975
5,619	Best Buy Co., Inc.	194,755
1,306	Big Lots, Inc.*	44,809
3,624	CarMax, Inc.*	76,466
7,032	Carnival Corp.	243,870
11,044	CBS Corp., Class B	163,230
4,956	Coach, Inc.	183,223
45,831	Comcast Corp., Class A	892,330
4,496	D.R. Horton, Inc.	49,546
2,284	Darden Restaurants, Inc.	95,677
1,007	DeVry, Inc.	54,177
14,761	DIRECTV, Class A*	548,519
4,618	Discovery Communications, Inc., Class A*	178,301
4,364	Eastman Kodak Co.*	17,325
3,368	Expedia, Inc.	76,386
2,194	Family Dollar Stores, Inc.	90,722
55,332	Ford Motor Co.*	706,590
2,474	Fortune Brands, Inc.	108,559
2,482	GameStop Corp., Class A*	49,764
3,869	Gannett Co., Inc.	50,993
7,292	Gap, Inc. (The)	132,058
2,579	Genuine Parts Co.	110,459
3,946	Goodyear Tire & Rubber Co. (The)*	42,104
5,348	H&R Block, Inc.	83,857
3,824	Harley-Davidson, Inc.	104,128
1,129	Harman International Industries, Inc.*	34,333
2,126	Hasbro, Inc.	89,611
27,294	Home Depot, Inc. (The)	778,152
4,842	International Game Technology	73,792
7,948	Interpublic Group of Cos., Inc. (The)*	72,645
3,837	J.C. Penney Co., Inc.	94,505
10,927	Johnson Controls, Inc.	314,807
5,001	Kohl’s Corp.*	238,498
2,405	Leggett & Platt, Inc.	50,120
2,643	Lennar Corp., Class A	39,037
4,384	Limited Brands, Inc.	112,406
23,214	Lowe’s Cos., Inc.	481,458
6,856	Macy’s, Inc.	127,864
4,167	Marriott International, Inc., Class A	141,303
5,924	Mattel, Inc.	125,352
17,474	McDonald’s Corp.	1,218,462
5,125	McGraw-Hill Cos., Inc. (The)	157,286
597	Meredith Corp.	18,955
1,892	New York Times Co. (The), Class A*	16,536
4,519	Newell Rubbermaid, Inc.	70,044
36,608	News Corp., Class A	477,734
6,311	NIKE, Inc., Class B	464,742
2,705	Nordstrom, Inc.	91,970
4,475	Office Depot, Inc.*	19,332
4,986	Omnicom Group, Inc.	185,778
2,243	O’Reilly Automotive, Inc.*	110,535
1,069	Polo Ralph Lauren Corp.	84,462
771	Priceline.com, Inc.*	173,012
5,158	Pulte Group, Inc.*	45,287
2,037	RadioShack Corp.	43,877
1,990	Ross Stores, Inc.	104,793
1,459	Scripps Networks Interactive, Inc., Class A	62,197
784	Sears Holdings Corp.*	55,664
2,605	Stanley Black & Decker, Inc.	151,142
11,856	Staples, Inc.	241,032
12,102	Starbucks Corp.	300,735
3,078	Starwood Hotels & Resorts Worldwide, Inc.	149,129
11,962	Target Corp.	613,890
2,065	Tiffany & Co.	86,875
5,750	Time Warner Cable, Inc.	328,727
18,512	Time Warner, Inc.	582,387
6,627	TJX Cos., Inc. (The)	275,153
2,116	Urban Outfitters, Inc.*	68,051
1,431	VF Corp.	113,521
9,865	Viacom, Inc., Class B	325,940
31,812	Walt Disney Co. (The)	1,071,746
99	Washington Post Co. (The), Class B	41,628
1,220	Whirlpool Corp.	101,626
2,923	Wyndham Worldwide Corp.	74,624
1,122	Wynn Resorts Ltd.	98,377
7,592	Yum! Brands, Inc.	313,550
		16,512,720
	Consumer Staples - 11.8%
33,827	Altria Group, Inc.	749,606
10,445	Archer-Daniels-Midland Co.	285,775
6,958	Avon Products, Inc.	216,603
1,766	Brown-Forman Corp., Class B	111,629
3,040	Campbell Soup Co.	109,136
2,288	Clorox Co. (The)	148,445
37,473	Coca-Cola Co. (The)	2,065,137
5,283	Coca-Cola Enterprises, Inc.	151,622
7,966	Colgate-Palmolive Co.	629,155
7,237	ConAgra Foods, Inc.	169,925
3,115	Constellation Brands, Inc., Class A*	53,142
7,163	Costco Wholesale Corp.	406,214
22,104	CVS Caremark Corp.	678,372
2,948	Dean Foods Co.*	33,784
3,991	Dr Pepper Snapple Group, Inc.	149,862
1,944	Estee Lauder Cos., Inc. (The), Class A	121,014
10,778	General Mills, Inc.	368,608
5,137	H.J. Heinz Co.	228,494
2,694	Hershey Co. (The)	126,618
1,125	Hormel Foods Corp.	48,285
1,935	J.M. Smucker Co. (The)	118,867
4,143	Kellogg Co.	207,357
6,724	Kimberly-Clark Corp.	431,143
28,319	Kraft Foods, Inc., Class A	827,198
10,496	Kroger Co. (The)	222,305
2,483	Lorillard, Inc.	189,304
2,152	McCormick & Co., Inc.	84,638
3,322	Mead Johnson Nutrition Co.	176,531
2,563	Molson Coors Brewing Co., Class B	115,361

26,195	PepsiCo, Inc.	$1,700,317
30,079	Philip Morris International, Inc.	1,535,232
46,777	Procter & Gamble Co. (The)	2,860,881
2,746	Reynolds American, Inc.	158,774
6,312	Safeway, Inc.	129,648
10,741	Sara Lee Corp.	158,859
3,447	SUPERVALU, Inc.	38,882
9,609	Sysco Corp.	297,591
4,960	Tyson Foods, Inc., Class A	86,850
15,892	Walgreen Co.	453,717
33,743	Wal-Mart Stores, Inc.	1,727,304
2,785	Whole Foods Market, Inc.*	105,746
		18,477,931
	Energy - 11.2%
8,036	Anadarko Petroleum Corp.	395,050
5,851	Apache Corp.	559,239
6,969	Baker Hughes, Inc.	336,394
1,688	Cabot Oil & Gas Corp.	51,433
3,966	Cameron International Corp.*	157,014
10,573	Chesapeake Energy Corp.	222,350
32,626	Chevron Corp.	2,486,427
24,174	ConocoPhillips	1,334,888
3,666	CONSOL Energy, Inc.	137,402
6,485	Denbury Resources, Inc.*	102,722
7,259	Devon Energy Corp.	453,615
1,129	Diamond Offshore Drilling, Inc.	67,164
11,431	El Paso Corp.	140,830
4,112	EOG Resources, Inc.	400,920
83,035	Exxon Mobil Corp.	4,955,529
1,975	FMC Technologies, Inc.*	124,978
14,704	Halliburton Co.	439,355
1,717	Helmerich & Payne, Inc.	69,590
4,746	Hess Corp.	254,338
11,524	Marathon Oil Corp.	385,478
1,672	Massey Energy Co.	51,130
3,110	Murphy Oil Corp.	170,272
4,633	Nabors Industries Ltd. (Bermuda)*	85,294
6,806	National Oilwell Varco, Inc.	266,523
2,836	Noble Energy, Inc.	190,182
13,192	Occidental Petroleum Corp.	1,028,053
4,366	Peabody Energy Corp.	197,125
1,883	Pioneer Natural Resources Co.	109,063
2,844	QEP Resources, Inc.*	97,890
2,589	Range Resources Corp.	96,104
1,859	Rowan Cos., Inc.*	46,958
19,374	Schlumberger Ltd.	1,155,853
4,037	Smith International, Inc.	167,455
5,623	Southwestern Energy Co.*	204,958
10,525	Spectra Energy Corp.	218,815
1,958	Sunoco, Inc.	69,842
2,294	Tesoro Corp.	29,616
9,185	Valero Energy Corp.	156,053
9,490	Williams Cos., Inc. (The)	184,201
		17,600,103
	Financials - 16.9%
5,467	ACE Ltd.	290,188
7,627	Aflac, Inc.	375,172
8,737	Allstate Corp. (The)	246,733
19,512	American Express Co.	871,016
2,194	American International Group, Inc.*	84,403
4,154	Ameriprise Financial, Inc.	176,088
4,376	Aon Corp.	164,844
1,898	Apartment Investment & Management Co., Class A REIT	40,750
1,816	Assurant, Inc.	67,719
1,348	AvalonBay Communities, Inc. REIT	141,661
162,962	Bank of America Corp.	2,287,986
19,701	Bank of New York Mellon Corp. (The)	493,904
11,242	BB&T Corp.	279,139
26,888	Berkshire Hathaway, Inc., Class B*	2,100,491
2,258	Boston Properties, Inc. REIT	184,930
7,415	Capital One Financial Corp.	313,877
4,390	CB Richard Ellis Group, Inc., Class A*	74,630
15,896	Charles Schwab Corp. (The)	235,102
5,308	Chubb Corp. (The)	279,360
2,647	Cincinnati Financial Corp.	72,925
367,155	Citigroup, Inc.*	1,505,335
1,067	CME Group, Inc.	297,480
2,864	Comerica, Inc.	109,863
8,833	Discover Financial Services	134,880
3,217	E*TRADE Financial Corp.*(>)	47,065
4,596	Equity Residential REIT	210,727
1,442	Federated Investors, Inc., Class B	30,599
12,910	Fifth Third Bancorp	164,086
3,713	First Horizon National Corp.*	42,588
2,400	Franklin Resources, Inc.	241,392
7,944	Genworth Financial, Inc., Class A*	107,880
8,362	Goldman Sachs Group, Inc. (The)	1,261,157
7,213	Hartford Financial Services Group, Inc. (The)	168,856
4,775	HCP, Inc. REIT	169,369
2,016	Health Care, Inc. REIT	91,345
10,691	Host Hotels & Resorts, Inc. REIT	153,309
7,698	Hudson City Bancorp, Inc.	95,609
11,639	Huntington Bancshares, Inc.	70,532
1,201	IntercontinentalExchange, Inc.*	126,850
7,588	Invesco Ltd.(~)	148,269
2,984	Janus Capital Group, Inc.	31,272
64,625	JPMorgan Chase & Co.	2,603,095
14,280	KeyCorp	120,809
6,588	Kimco Realty Corp. REIT	99,281
2,675	Legg Mason, Inc.	77,281
3,083	Leucadia National Corp.*	68,103
4,913	Lincoln National Corp.	127,935
5,710	Loews Corp.	212,126
1,351	M&T Bank Corp.	117,996
8,791	Marsh & McLennan Cos., Inc.	206,764
8,564	Marshall & Ilsley Corp.	60,205
13,321	MetLife, Inc.	560,281
3,195	Moody’s Corp.	75,242
22,704	Morgan Stanley	612,781
2,368	NASDAQ OMX Group, Inc. (The)*	46,105
3,928	Northern Trust Corp.	184,577
4,239	NYSE Euronext	122,804
6,087	People’s United Financial, Inc.	84,244
2,647	Plum Creek Timber Co., Inc. REIT	94,974
8,544	PNC Financial Services Group, Inc.	507,428
5,193	Principal Financial Group, Inc.	132,993
10,889	Progressive Corp. (The)	213,860
7,741	ProLogis REIT	84,067
7,569	Prudential Financial, Inc.	433,628
2,207	Public Storage REIT	216,551
19,369	Regions Financial Corp.	141,975
4,754	Simon Property Group, Inc. REIT	424,152

7,890	SLM Corp.*	$94,680
8,149	State Street Corp.	317,159
8,120	SunTrust Banks, Inc.	210,714
4,216	T. Rowe Price Group, Inc.	203,338
1,340	Torchmark Corp.	71,114
8,046	Travelers Cos., Inc. (The)	405,921
31,136	U.S. Bancorp	744,150
5,406	Unum Group	123,365
2,548	Ventas, Inc. REIT	129,235
2,571	Vornado Realty Trust REIT	212,827
84,627	Wells Fargo & Co.	2,346,707
5,556	XL Group PLC (Ireland) (>)	98,508
2,603	Zions Bancorp	57,761
		26,634,117
	Health Care - 11.7%
25,072	Abbott Laboratories	1,230,534
6,902	Aetna, Inc.	192,221
4,995	Allergan, Inc.	304,995
4,589	AmerisourceBergen Corp.	137,532
15,560	Amgen, Inc.*	848,487
9,688	Baxter International, Inc.	424,044
3,790	Becton, Dickinson and Co.	260,752
4,337	Biogen Idec, Inc.*	242,352
24,629	Boston Scientific Corp.*	137,922
27,932	Bristol-Myers Squibb Co.	696,065
1,545	C.R. Bard, Inc.	121,329
5,881	Cardinal Health, Inc.	189,780
2,889	CareFusion Corp.*	60,871
7,486	Celgene Corp.*	412,853
1,221	Cephalon, Inc.*	69,292
1,108	Cerner Corp.*	85,815
4,494	CIGNA Corp.	138,235
2,403	Coventry Health Care, Inc.*	47,651
1,688	DaVita, Inc.*	96,756
2,377	DENTSPLY International, Inc.	71,358
16,483	Eli Lilly & Co.	586,795
8,903	Express Scripts, Inc.*	402,238
4,912	Forest Laboratories, Inc.*	136,308
4,335	Genzyme Corp.*	301,543
14,455	Gilead Sciences, Inc.*	481,641
2,694	Hospira, Inc.*	140,357
2,764	Humana, Inc.*	129,963
636	Intuitive Surgical, Inc.*	208,843
44,799	Johnson & Johnson	2,602,374
4,055	King Pharmaceuticals, Inc.*	35,522
1,689	Laboratory Corp. of America Holdings*	123,263
2,966	Life Technologies Corp.*	127,508
4,408	McKesson Corp.	276,911
7,421	Medco Health Solutions, Inc.*	356,208
17,892	Medtronic, Inc.	661,467
50,649	Merck & Co., Inc.	1,745,365
5,016	Mylan, Inc.*	87,278
1,515	Patterson Cos., Inc.	40,420
1,914	PerkinElmer, Inc.	37,246
131,016	Pfizer, Inc.	1,965,240
2,455	Quest Diagnostics, Inc.	115,360
5,308	St. Jude Medical, Inc.*	195,175
4,575	Stryker Corp.	213,058
7,078	Tenet Healthcare Corp.*	32,559
6,666	Thermo Fisher Scientific, Inc.*	299,037
18,463	UnitedHealth Group, Inc.	562,198
2,007	Varian Medical Systems, Inc.*	110,786
1,510	Waters Corp.*	96,882
1,740	Watson Pharmaceuticals, Inc.*	70,470
6,939	WellPoint, Inc.*	351,946
3,294	Zimmer Holdings, Inc.*	174,549
		18,437,354
	Industrials - 11.0%
11,582	3M Co.	990,724
1,794	Avery Dennison Corp.	64,315
12,329	Boeing Co. (The)	840,098
2,695	C.H. Robinson Worldwide, Inc.	175,714
10,196	Caterpillar, Inc.	711,171
2,135	Cintas Corp.	56,492
6,322	CSX Corp.	333,296
3,258	Cummins, Inc.	259,369
8,543	Danaher Corp.	328,137
6,901	Deere & Co.	460,159
3,033	Dover Corp.	145,493
818	Dun & Bradstreet Corp. (The)	55,918
2,722	Eaton Corp.	213,568
12,234	Emerson Electric Co.	606,072
2,057	Equifax, Inc.	64,466
3,458	Expeditors International of Washington, Inc.	147,449
2,131	Fastenal Co.	104,589
5,087	FedEx Corp.	419,932
911	Flowserve Corp.	90,335
2,903	Fluor Corp.	140,186
6,265	General Dynamics Corp.	383,731
173,416	General Electric Co.	2,795,466
2,033	Goodrich Corp.	148,145
12,445	Honeywell International, Inc.	533,393
6,285	Illinois Tool Works, Inc.	273,398
2,939	Iron Mountain, Inc.	69,566
2,981	ITT Corp.	140,465
2,031	Jacobs Engineering Group, Inc.*	74,274
1,880	L-3 Communications Holdings, Inc.	137,315
5,062	Lockheed Martin Corp.	380,409
5,826	Masco Corp.	59,891
6,011	Norfolk Southern Corp.	338,239
4,892	Northrop Grumman Corp.	286,867
5,927	PACCAR, Inc.	271,575
1,899	Pall Corp.	72,618
2,616	Parker Hannifin Corp.	162,506
3,371	Pitney Bowes, Inc.	82,286
2,310	Precision Castparts Corp.	282,259
3,426	Quanta Services, Inc.*	73,590
3,351	R.R. Donnelley & Sons Co.	56,531
6,190	Raytheon Co.	286,411
5,272	Republic Services, Inc.	167,966
2,437	Robert Half International, Inc.	61,364
2,316	Rockwell Automation, Inc.	125,411
2,557	Rockwell Collins, Inc.	146,158
1,525	Roper Industries, Inc.	95,313
861	Ryder System, Inc.	37,600
939	Snap-On, Inc.	41,945
12,092	Southwest Airlines Co.	145,709
1,375	Stericycle, Inc.*	86,625
4,439	Textron, Inc.	92,154
8,221	Union Pacific Corp.	613,862
16,088	United Parcel Service, Inc., Class B	1,045,720
15,156	United Technologies Corp.	1,077,592
1,006	W.W. Grainger, Inc.	112,682

7,846	Waste Management, Inc.	$266,372
		17,232,891
	Information Technology - 19.4%
8,551	Adobe Systems, Inc.*	245,585
9,187	Advanced Micro Devices, Inc.*	68,811
5,653	Agilent Technologies, Inc.*	157,888
2,796	Akamai Technologies, Inc.*	107,255
4,900	Altera Corp.	135,828
2,819	Amphenol Corp., Class A	126,291
4,840	Analog Devices, Inc.	143,796
14,780	Apple, Inc.*	3,802,155
21,818	Applied Materials, Inc.	257,452
3,727	Autodesk, Inc.*	110,096
8,170	Automatic Data Processing, Inc.	337,176
2,948	BMC Software, Inc.*	104,890
7,015	Broadcom Corp., Class A	252,750
6,343	CA, Inc.	124,069
92,765	Cisco Systems, Inc.*	2,140,089
3,017	Citrix Systems, Inc.*	165,995
4,863	Cognizant Technology Solutions Corp., Class A*	265,325
2,505	Computer Sciences Corp.	113,552
3,655	Compuware Corp.*	29,898
25,351	Corning, Inc.	459,360
27,988	Dell, Inc.*	370,561
18,469	eBay, Inc.*	386,187
5,325	Electronic Arts, Inc.*	84,827
33,389	EMC Corp.*	660,768
5,383	Fidelity National Information Services, Inc.	154,331
790	First Solar, Inc.*	99,105
2,479	Fiserv, Inc.*	124,198
2,491	FLIR Systems, Inc.*	74,132
3,932	Google, Inc., Class A*	1,906,430
2,109	Harris Corp.	93,914
37,919	Hewlett-Packard Co.	1,745,791
90,374	Intel Corp.	1,861,704
20,829	International Business Machines Corp.	2,674,444
5,102	Intuit, Inc.*	202,804
3,147	Jabil Circuit, Inc.	45,663
3,647	JDS Uniphase Corp.*	39,570
8,546	Juniper Networks, Inc.*	237,408
2,761	KLA-Tencor Corp.	87,441
1,275	Lexmark International, Inc., Class A*	46,856
3,641	Linear Technology Corp.	116,075
10,616	LSI Corp.*	42,782
1,572	MasterCard, Inc., Class A	330,183
2,534	McAfee, Inc.*	83,875
3,694	MEMC Electronic Materials, Inc.*	35,315
3,014	Microchip Technology, Inc.	91,776
13,876	Micron Technology, Inc.*	101,017
123,843	Microsoft Corp.	3,196,388
2,205	Molex, Inc.	43,461
2,049	Monster Worldwide, Inc.*	28,112
37,749	Motorola, Inc.*	282,740
3,867	National Semiconductor Corp.	53,365
5,598	NetApp, Inc.*	236,795
5,683	Novell, Inc.*	34,325
1,560	Novellus Systems, Inc.*	41,668
9,294	NVIDIA Corp.*	85,412
63,588	Oracle Corp.	1,503,220
5,225	Paychex, Inc.	135,798
1,812	QLogic Corp.*	28,847
26,644	QUALCOMM, Inc.	1,014,604
3,064	Red Hat, Inc.*	98,508
4,752	SAIC, Inc.*	79,026
1,838	Salesforce.com, Inc.*	181,870
3,736	SanDisk Corp.*	163,263
12,976	Symantec Corp.*	168,299
6,258	Tellabs, Inc.	43,681
2,711	Teradata Corp.*	86,210
2,928	Teradyne, Inc.*	31,505
19,852	Texas Instruments, Inc.	490,146
3,206	Total System Services, Inc.	47,801
2,964	VeriSign, Inc.*	83,437
7,351	Visa, Inc., Class A	539,196
3,722	Western Digital Corp.*	98,224
10,917	Western Union Co. (The)	177,183
22,399	Xerox Corp.	218,166
4,448	Xilinx, Inc.	124,188
19,123	Yahoo!, Inc.*	265,427
		30,426,283
	Materials - 3.7%
3,449	Air Products & Chemicals, Inc.	250,328
1,356	Airgas, Inc.	88,533
1,785	AK Steel Holding Corp.	24,972
16,584	Alcoa, Inc.	185,243
1,601	Allegheny Technologies, Inc.	76,224
1,500	Ball Corp.	87,360
1,771	Bemis Co., Inc.	53,059
1,154	CF Industries Holdings, Inc.	93,693
2,200	Cliffs Natural Resources, Inc.	124,454
18,759	Dow Chemical Co. (The)	512,683
14,717	E.I. du Pont de Nemours & Co.	598,540
1,176	Eastman Chemical Co.	73,665
3,791	Ecolab, Inc.	185,418
1,181	FMC Corp.	73,801
7,662	Freeport-McMoRan Copper & Gold, Inc.	548,140
1,292	International Flavors & Fragrances, Inc.	58,631
7,091	International Paper Co.	171,602
2,775	MeadWestvaco Corp.	66,489
8,861	Monsanto Co.	512,520
7,980	Newmont Mining Corp.	446,082
5,118	Nucor Corp.	200,319
2,679	Owens-Illinois, Inc.*	74,074
2,158	Pactiv Corp.*	65,646
2,702	PPG Industries, Inc.	187,708
4,969	Praxair, Inc.	431,409
2,590	Sealed Air Corp.	56,022
1,497	Sherwin-Williams Co. (The)	103,518
1,972	Sigma-Aldrich Corp.	110,629
1,371	Titanium Metals Corp.*	30,354
2,329	United States Steel Corp.	103,245
2,074	Vulcan Materials Co.	93,828
3,437	Weyerhaeuser Co.	55,748
		5,743,937
	Telecommunication Services - 3.1%
6,553	American Tower Corp., Class A*	303,011
95,978	AT&T, Inc.	2,489,669
4,879	CenturyLink, Inc.	173,790
16,094	Frontier Communications Corp.	122,958
4,245	MetroPCS Communications, Inc.*	37,993
24,253	Qwest Communications International, Inc.	137,272
48,420	Sprint Nextel Corp.*	221,279
45,914	Verizon Communications, Inc.	1,334,261

7,847	Windstream Corp.	$89,456
		4,909,689
	Utilities - 3.8%
10,852	AES Corp. (The)*	111,884
2,754	Allegheny Energy, Inc.	62,791
3,870	Ameren Corp.	98,182
7,778	American Electric Power Co., Inc.	279,852
6,764	CenterPoint Energy, Inc.	96,252
3,734	CMS Energy Corp.	59,445
4,580	Consolidated Edison, Inc.	211,230
3,276	Constellation Energy Group, Inc.	103,522
9,682	Dominion Resources, Inc.	406,547
2,735	DTE Energy Co.	126,248
21,329	Duke Energy Corp.	364,726
5,292	Edison International	175,430
3,075	Entergy Corp.	238,343
2,337	EQT Corp.	85,721
10,730	Exelon Corp.	448,836
4,951	FirstEnergy Corp.	186,653
1,251	Integrys Energy Group, Inc.	59,235
6,735	NextEra Energy, Inc.	352,240
735	Nicor, Inc.	32,186
4,506	NiSource, Inc.	74,349
2,859	Northeast Utilities	79,595
4,147	NRG Energy, Inc.*	94,054
1,727	ONEOK, Inc.	80,357
3,626	Pepco Holdings, Inc.	61,316
6,048	PG&E Corp.	268,531
1,761	Pinnacle West Capital Corp.	67,076
7,611	PPL Corp.	207,704
4,664	Progress Energy, Inc.	196,401
8,218	Public Service Enterprise Group, Inc.	270,372
1,842	SCANA Corp.	70,567
4,021	Sempra Energy	200,045
13,393	Southern Co.	473,175
3,475	TECO Energy, Inc.	56,781
1,899	Wisconsin Energy Corp.	103,078
7,465	Xcel Energy, Inc.	164,155
		5,966,879
	Total Investments (Cost $145,234,660)(a)-103.1%	161,941,904
	Liabilities in excess of other assets-(3.1%)	(4,872,796)
	Net Assets-100.0%	$157,069,108

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

* Non-income producing security.

(<) Except as otherwise noted, a portion of all securities in the portfolio are subject to call options when written.

(>) Security not subject to call options written.

(~) Affiliated company. The Fund’s Advisor is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The table below shows the transactions in and earnings for the investment in Invesco Ltd. for the three months ended July 31, 2010.

	Value			Change in Unrealized	Realized	Value
	April 30, 2010	Purchase at Cost	Proceeds from Sales	Appreciation (Depreciation)	Gain (Loss)	July 31, 2010	Dividend Income
Invesco Ltd.	$156,056	$22,495	$(8,819)	$(25,069)	$3,606	$148,269	$704

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $145,234,660. The net unrealized appreciation was $16,707,244 which consisted of aggregate gross unrealized appreciation of $20,036,357 and aggregate gross unrealized depreciation of $3,329,113.

The following written option contracts were open at July 31, 2010:

			Number			Unrealized
	Contract	Strike	of	Premium		Appreciation/
	Month	Price	Contracts	Received	Value	(Depreciation)
Call Option S&P 500 Index	Aug-10	$1,080	1,469	$4,162,330	$4,957,875	$(795,545)

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P 500 High Quality Portfolio

July 31, 2010 (Unaudited)

Number
of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 19.4%
13,793	Darden Restaurants, Inc.	$577,789
22,661	Family Dollar Stores, Inc.	937,032
29,350	Gap, Inc. (The)	531,528
13,226	Genuine Parts Co.	566,470
11,430	Harley-Davidson, Inc.	311,239
6,538	Hasbro, Inc.	275,577
19,245	Home Depot, Inc. (The)	548,675
19,003	Johnson Controls, Inc.	547,476
13,310	Lowe’s Cos., Inc.	276,049
8,732	Marriott International, Inc., Class A	296,102
7,857	McDonald’s Corp.	547,869
21,162	News Corp., Class A	276,164
11,629	NIKE, Inc., Class B	856,360
7,873	Nordstrom, Inc.	267,682
23,571	Omnicom Group, Inc.	878,255
3,524	Polo Ralph Lauren Corp.	278,431
15,082	Ross Stores, Inc.	794,218
16,365	Target Corp.	839,852
6,969	Tiffany & Co.	293,186
19,554	TJX Cos., Inc. (The)	811,882
7,261	VF Corp.	576,015
16,114	Walt Disney Co. (The)	542,881
13,505	Yum! Brands, Inc.	557,757
		12,388,489
	Consumer Staples - 22.9%
25,533	Altria Group, Inc.	565,811
20,354	Archer-Daniels-Midland Co.	556,885
19,238	Avon Products, Inc.	598,879
8,885	Brown-Forman Corp., Class B	561,621
8,482	Clorox Co. (The)	550,312
15,568	Coca-Cola Co. (The)	857,952
9,930	Colgate-Palmolive Co.	784,271
11,373	ConAgra Foods, Inc.	267,038
4,839	Costco Wholesale Corp.	274,420
27,375	CVS Caremark Corp.	840,139
7,522	General Mills, Inc.	257,252
19,336	Hormel Foods Corp.	829,901
13,082	J.M. Smucker Co. (The)	803,627
15,758	Kellogg Co.	788,688
8,815	Kimberly-Clark Corp.	565,218
9,380	Kraft Foods, Inc., Class A	273,990
21,305	McCormick & Co., Inc.	837,926
6,158	Molson Coors Brewing Co., Class B	277,171
12,847	PepsiCo, Inc.	833,899
13,211	Procter & Gamble Co. (The)	807,985
27,542	Sysco Corp.	852,976
28,725	Walgreen Co.	820,099
16,504	Wal-Mart Stores, Inc.	844,840
		14,650,900
	Energy - 2.6%
3,094	Apache Corp.	295,724
3,785	Chevron Corp.	288,455
13,879	Exxon Mobil Corp.	828,299
3,353	Occidental Petroleum Corp.	261,299
		1,673,777
	Financials - 9.1%
11,312	Aflac, Inc.	556,437
6,386	American Express Co.	285,071
2,747	AvalonBay Communities, Inc. REIT	288,682
6,225	Capital One Financial Corp.	263,504
10,433	Chubb Corp. (The)	549,089
20,083	Cincinnati Financial Corp.	553,287
12,803	Federated Investors, Inc., Class B	271,680
1,970	Goldman Sachs Group, Inc. (The)	297,115
6,298	Health Care, Inc. REIT	285,362
43,578	Hudson City Bancorp, Inc.	541,239
19,995	Kimco Realty Corp. REIT	301,325
5,603	Northern Trust Corp.	263,285
7,308	State Street Corp.	284,427
5,678	T. Rowe Price Group, Inc.	273,850
10,481	Torchmark Corp.	556,227
10,071	Wells Fargo & Co.	279,269
		5,849,849
	Health Care - 9.1%
11,323	Abbott Laboratories	555,733
8,540	AmerisourceBergen Corp.	255,944
12,386	Baxter International, Inc.	542,135
7,830	Becton, Dickinson and Co.	538,704
6,876	C.R. Bard, Inc.	539,972
7,857	Cardinal Health, Inc.	253,545
8,998	DENTSPLY International, Inc.	270,120
13,475	Johnson & Johnson	782,763
7,304	Medtronic, Inc.	270,029
15,442	Mylan, Inc.*	268,691
15,574	Stryker Corp.	725,281
27,220	UnitedHealth Group, Inc.	828,849
		5,831,766
	Industrials - 21.2%
9,929	3M Co.	849,327
14,297	C.H. Robinson Worldwide, Inc.	932,164
12,605	Caterpillar, Inc.	879,199
21,772	Cintas Corp.	576,087
21,622	Danaher Corp.	830,501
4,688	Deere & Co.	312,596
6,156	Dover Corp.	295,303
4,029	Eaton Corp.	316,115
11,716	Emerson Electric Co.	580,411
22,718	Expeditors International of Washington, Inc.	968,696
10,445	Fastenal Co.	512,641
13,409	General Dynamics Corp.	821,301
18,189	General Electric Co.	293,207
12,552	Illinois Tool Works, Inc.	546,012
5,792	ITT Corp.	272,919
7,428	L-3 Communications Holdings, Inc.	542,541
5,053	Norfolk Southern Corp.	284,332
4,744	Parker Hannifin Corp.	294,697
9,908	Rockwell Collins, Inc.	566,341
9,558	Roper Industries, Inc.	597,375
7,584	Union Pacific Corp.	566,297
12,084	United Technologies Corp.	859,173

7,921	W.W. Grainger, Inc.	$887,231
		13,584,466
	Information Technology - 4.3%
20,034	Automatic Data Processing, Inc.	826,803
4,250	International Business Machines Corp.	545,700
8,972	Linear Technology Corp.	286,028
31,042	Paychex, Inc.	806,782
18,819	Total System Services, Inc.	280,591
		2,745,904
	Materials - 7.0%
7,798	Air Products & Chemicals, Inc.	565,979
4,190	Airgas, Inc.	273,565
5,007	Ball Corp.	291,608
17,045	Ecolab, Inc.	833,671
6,093	International Flavors & Fragrances, Inc.	276,500
10,031	Praxair, Inc.	870,891
7,530	Sherwin-Williams Co. (The)	520,700
15,317	Sigma-Aldrich Corp.	859,284
		4,492,198
	Utilities - 4.3%
7,146	Entergy Corp.	553,886
7,347	FirstEnergy Corp.	276,982
10,575	NextEra Energy, Inc.	553,073
5,995	ONEOK, Inc.	278,947
10,371	PPL Corp.	283,025
5,520	Sempra Energy	274,620
7,834	Southern Co.	276,775
5,122	Wisconsin Energy Corp.	278,022
		2,775,330
	Total Common Stocks and Other Equity Interests (Cost $60,541,943)	63,992,679

	Money Market Fund - 0.1%
50,189	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $50,189)	50,189

	Total Investments (Cost $60,592,132)(a)-100.0%	64,042,868
	Liabilities in excess of other assets-(0.0%)	(10,361)
	Net Assets-100.0%	$64,032,507

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $60,592,525. The net unrealized appreciation was $3,450,343 which consisted of aggregate gross unrealized appreciation of $3,733,153 and aggregate gross unrealized depreciation of $282,810.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Water Resources Portfolio

July 31, 2010 (Unaudited)

Number
of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Electronics - 11.9%
1,215,824	Badger Meter, Inc.(~)	$47,611,668
736,567	Itron, Inc.*	47,928,415
1,083,522	Watts Water Technologies, Inc., Class A	34,889,408
		130,429,491
	Engineering & Construction - 15.6%
2,168,856	Aecom Technology Corp.*	52,356,184
1,499,571	Insituform Technologies, Inc., Class A*	34,340,176
1,328,350	Layne Christensen Co.(~)*	33,487,703
1,264,416	URS Corp.*	51,069,762
		171,253,825
	Environmental Control - 12.1%
2,402,580	Calgon Carbon Corp.*	31,810,159
1,454,194	Energy Recovery, Inc.*	5,962,195
534,936	Met-Pro Corp.	5,515,190
1,527,912	Nalco Holding Co.	37,265,774
2,458,316	Tetra Tech, Inc.*	51,550,887
		132,104,205
	Hand/Machine Tools - 3.3%
1,163,357	Franklin Electric Co., Inc.(~)	35,773,228

	Machinery-Diversified - 18.9%
486,328	Flowserve Corp.	48,224,284
1,238,075	Gorman-Rupp Co. (The)(~)	37,067,966
1,081,750	IDEX Corp.	34,799,898
1,123,740	Lindsay Corp.(~)	39,083,677
762,591	Roper Industries, Inc.	47,661,937
		206,837,762
	Metal Fabricate/Hardware - 8.6%
8,268,238	Mueller Water Products, Inc., Class A(~)	31,419,305
831,330	Northwest Pipe Co.(~)*	15,105,266
667,040	Valmont Industries, Inc.	47,393,192
		93,917,763
	Miscellaneous Manufacturing - 17.4%
675,027	Ameron International Corp.(~)	41,473,659
1,224,849	Danaher Corp.	47,046,450
708,306	ITT Corp.	33,375,379
910,620	Pall Corp.	34,822,109
993,276	Pentair, Inc.	33,970,039
		190,687,636
	Water - 12.2%
451,493	American States Water Co.	15,928,673
736,088	American Water Works Co., Inc.	15,737,561
886,179	Aqua America, Inc.	17,271,629
378,485	Companhia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)*	15,067,488
1,281,781	Consolidated Water Co. Ltd. (Cayman Islands)(~)	15,432,643
2,035,333	Veolia Environnement ADR (France)	54,139,858
		133,577,852
	Total Common Stocks and Other Equity Interests (Cost $1,187,608,960)	1,094,581,762

	Money Market Fund - 0.1%
732,549	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $732,549)	732,549

	Total Investments (Cost $1,188,341,509)(a)-100.1%	1,095,314,311
	Liabilities in excess of other assets-(0.1%)	(1,049,390)
	Net Assets-100.0%	$1,094,264,921

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(~) Affiliated Investment. The 1940 Act defines “affiliate” to include issuers of which a fund holds 5% or more of the outstanding voting securities. The following is a summary of the transactions with affiliates for the three months ended July 31, 2010.

	Value			Change in Unrealized	Realized	Value
	April 30, 2010	Purchase at Cost	Proceeds from Sales	Appreciation (Depreciation)	Gain (Loss)	July 31, 2010	Dividend Income
Ameron International Corp.	$57,586,206	$1,259,840	$(10,697,037)	$(1,645,728)	$(5,029,621)	$41,473,660	$248,632
Badger Meter, Inc.	55,772,802	647,694	(5,688,148)	(4,210,328)	1,089,648	47,611,668	161,817
Consolidated Water Co. Ltd.	18,519,265	387,633	(674,323)	(2,374,002)	(425,930)	15,432,643	196,153
Franklin Electric Co., Inc.	47,555,294	651,186	(6,363,548)	(4,569,307)	(1,500,398)	35,773,227	174,435
Gorman-Rupp Co. (The)	41,609,621	275,966	(6,999,832)	3,013,794	(831,583)	37,067,966	155,932
Layne Christensen Co.	39,022,469	1,312,332	(3,695,148)	(3,417,861)	265,911	33,487,703	—
Lindsay Corp.	42,735,908	850,959	(835,421)	(2,904,383)	(763,386)	39,083,677	88,987
Mueller Water Products, Inc.	46,394,068	3,444,129	(3,738,488)	(15,119,942)	439,537	31,419,304	144,785
Northwest Pipe Co.	20,051,776	408,917	(401,213)	(4,596,641)	(357,573)	15,105,266	—
Total Investments in Affiliates	$369,247,409	$9,238,656	$(39,093,158)	$(35,824,398)	$(7,113,395)	$296,455,114	$1,170,741

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $1,229,606,739. The net unrealized depreciation was $134,292,428 which consisted of aggregate gross unrealized appreciation of $47,940,363 and aggregate gross unrealized depreciation of $182,232,791.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares WilderHill Clean Energy Portfolio

July 31, 2010 (Unaudited)

Number
of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Auto Parts & Equipment - 2.9%
373,490	Amerigon, Inc.*	$3,697,551
413,961	Fuel Systems Solutions, Inc.*	12,588,554
		16,286,105
	Building Materials - 2.9%
5,436,617	Broadwind Energy, Inc.(~)*	16,201,119

	Chemicals - 9.3%
175,472	Air Products & Chemicals, Inc.	12,735,758
466,244	OM Group, Inc.*	12,588,588
353,933	Sociedad Quimica y Minera de Chile SA ADR (Chile)	13,445,915
1,291,059	Zoltek Cos., Inc.*	13,491,566
		52,261,827
	Commercial Services - 2.2%
564,616	Quanta Services, Inc.*	12,127,952

	Computers - 4.5%
1,663,405	Echelon Corp.*	12,625,244
977,995	Maxwell Technologies, Inc.*	12,361,857
		24,987,101
	Electric - 9.6%
936,906	Calpine Corp.*	12,648,231
182,903	CPFL Energia SA ADR (Brazil)*	12,779,433
371,750	IDACORP, Inc.	13,093,035
453,529	Ormat Technologies, Inc.	12,617,177
3,582,319	U.S. Geothermal, Inc.*	2,796,358
		53,934,234
	Electrical Components & Equipment - 26.2%
1,264,211	A123 Systems, Inc.*	13,628,195
3,424,346	Advanced Battery Technologies, Inc.*	12,122,185
411,277	American Superconductor Corp.*	12,400,001
8,302,391	Beacon Power Corp.*	2,906,667
1,224,790	Canadian Solar, Inc. (China)*	14,819,959
1,493,966	China BAK Battery, Inc.*	2,300,708
3,150,752	Ener1, Inc.*	10,302,959
2,105,584	Energy Conversion Devices, Inc.*	10,191,026
4,024,715	Satcon Technology Corp.(~)*	14,971,940
970,240	SunPower Corp., Class A*	12,060,083
1,350,607	Suntech Power Holdings Co. Ltd. ADR (China)*	13,425,033
689,908	Universal Display Corp.*	14,219,004
1,206,440	Yingli Green Energy Holding Co. Ltd. ADR (China)*	13,174,325
		146,522,085
	Electronics - 2.6%
189,827	Itron, Inc.*	12,352,043
673,601	UQM Technologies, Inc.*	2,438,435
		14,790,478

	Energy-Alternate Sources - 12.9%
1,012,953	Ascent Solar Technologies, Inc.*	2,755,232
1,610,963	Ballard Power Systems, Inc. (Canada)*	2,722,527
1,273,730	Comverge, Inc.(~)*	11,285,248
108,039	First Solar, Inc.*	13,553,493
2,139,359	FuelCell Energy, Inc.*	2,802,560
3,379,927	Gushan Environmental Energy Ltd. ADR (China)*	2,602,544
2,689,936	JA Solar Holdings Co. Ltd. ADR (China)*	16,005,119
486,219	Ocean Power Technologies, Inc.*	2,683,929
4,610,692	Quantum Fuel Systems Technologies Worldwide, Inc.*	2,766,415
702,934	Trina Solar Ltd. ADR (Cayman Islands)*	15,281,785
		72,458,852
	Food - 2.4%
1,185,606	Cosan Ltd., Class A (Brazil)*	13,468,484

	Machinery-Diversified - 0.4%
5,243,532	Raser Technologies, Inc.(~)*	2,103,181

	Metal Fabricate/Hardware - 0.6%
658,670	China Wind Systems, Inc.*	3,227,483

	Miscellaneous Manufacturing - 4.7%
520,431	Polypore International, Inc.*	12,781,785
605,024	STR Holdings, Inc.*	13,552,538
		26,334,323
	Semiconductors - 18.8%
484,207	Aixtron AG ADR (Germany)	14,511,684
949,420	Applied Materials, Inc.	11,203,156
189,740	Cree, Inc.*	13,441,182
3,146,121	EMCORE Corp.*	2,836,857
2,043,453	GT Solar International, Inc.*	13,241,575
596,624	International Rectifier Corp.*	11,652,067
1,157,827	MEMC Electronic Materials, Inc.*	11,068,826
2,057,078	Renesola Ltd. ADR (British Virgin Islands)*	15,592,651
394,327	Rubicon Technology, Inc.*	11,928,392
		105,476,390
	Total Common Stocks and Other Equity Interests (Cost $735,232,829)	560,179,614

	Money Market Fund - 0.2%
851,754	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $851,754)	851,754

	Total Investments (Cost $736,084,583)(a)-100.2%	561,031,368
	Liabilities in excess of other assets-(0.2%)	(913,240)
	Net Assets-100.0%	$560,118,128

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

* Non-income producing security.

This Fund has holdings greater than 10% of net assets in the following countries:

China	10.7%

(~) Affiliated Investment. The 1940 Act defines “affiliate” to include issuers of which a fund holds 5% or more of the outstanding voting securities. The following is a summary of the transactions with affiliates for the three months ended July 31, 2010.

	Value			Change in Unrealized	Realized	Value
	April 30, 2010	Purchase at Cost	Proceeds from Sales	Appreciation (Depreciation)	Gain (Loss)	July 31, 2010	Dividend Income
Broadwind Energy, Inc.	$13,367,087	$5,935,082	$(1,006,191)	$(1,887,259)	$(207,600)	$16,201,119	$—
Comverge, Inc.	14,803,712	492,983	(884,863)	(3,061,254)	(65,330)	11,285,248	—
Raser Technologies, Inc.	2,647,205	1,452,313	(162,480)	(1,734,275)	(99,582)	2,103,181	—
Satcon Technology Corp.	3,798,853	8,556,918	(557,255)	3,113,956	59,468	14,971,940	—
Total Investments in Affiliates	$34,616,857	$16,437,296	$(2,610,789)	$(3,568,832)	$(313,044)	$44,561,488	$—

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $769,411,519. The net unrealized depreciation was $208,380,151 which consisted of aggregate gross unrealized appreciation of $58,092,791 and aggregate gross unrealized depreciation of $266,472,942.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares WilderHill Progressive Energy Portfolio

July 31, 2010 (Unaudited)

Number
of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Agriculture - 2.2%
35,895	Andersons, Inc. (The)	$1,233,711

	Auto Parts & Equipment - 9.9%
224,386	Exide Technologies*	1,350,804
44,453	Johnson Controls, Inc.	1,280,691
53,273	Tenneco, Inc.*	1,470,335
72,287	Westport Innovations, Inc. (Canada)*	1,437,788
		5,539,618
	Building Materials - 2.1%
38,229	Owens Corning*	1,203,449

	Chemicals - 5.0%
58,722	Methanex Corp. (Canada)	1,317,134
50,888	Rockwood Holdings, Inc.*	1,486,439
		2,803,573
	Computers - 2.7%
69,045	Telvent GIT SA (Spain)*	1,486,539

	Electric - 11.0%
86,849	Centrais Eletricas Brasileiras SA ADR (Brazil)	1,135,985
80,480	Companhia Energetica de Minas Gerais ADR (Brazil)	1,223,296
38,370	EnerNOC, Inc.*	1,279,256
59,615	Enersis SA ADR (Chile)	1,236,415
24,527	NextEra Energy, Inc.	1,282,762
		6,157,714
	Electrical Components & Equipment - 15.1%
33,787	A-Power Energy Generation Systems Ltd.*	269,620
241,681	Capstone Turbine Corp.*	239,264
27,224	Emerson Electric Co.	1,348,677
23,095	Energizer Holdings, Inc.*	1,420,805
53,510	EnerSys*	1,296,012
41,231	General Cable Corp.*	1,094,271
78,700	GrafTech International Ltd.*	1,234,016
71,635	Harbin Electric, Inc.*	1,315,935
40,280	SmartHeat, Inc.*	260,209
		8,478,809
	Electronics - 4.6%
38,995	Koninklijke Philips Electronics NV ADR (Netherlands)	1,213,524
44,375	Woodward Governor Co.	1,341,900
		2,555,424
	Energy-Alternate Sources - 4.6%
75,591	Clean Energy Fuels Corp.*	1,427,158
76,325	Covanta Holding Corp.	1,150,218
		2,577,376

	Engineering & Construction - 6.7%
58,744	Chicago Bridge & Iron Co. NV (Netherlands)*	1,322,327
52,940	Foster Wheeler AG (Switzerland)*	1,218,679
52,917	McDermott International, Inc.*	1,244,079
		3,785,085
	Environmental Control - 2.9%
224,386	EnergySolutions, Inc.	1,128,661
39,220	Fuel Tech, Inc.*	255,322
250,715	Rentech, Inc.*	243,946
		1,627,929
	Gas - 2.4%
83,051	Questar Corp.	1,366,189

	Hand/Machine Tools - 2.2%
32,468	Baldor Electric Co.	1,240,927

	Mining - 4.9%
56,085	Cameco Corp. (Canada)	1,429,606
239,073	USEC, Inc.*	1,322,074
		2,751,680
	Miscellaneous Manufacturing - 10.6%
17,579	Eaton Corp.	1,379,248
44,408	ESCO Technologies, Inc.	1,323,803
73,893	Hexcel Corp.*	1,381,060
19,189	LSB Industries, Inc.*	278,049
15,790	PMFG, Inc.*	292,273
13,170	Siemens AG ADR (Germany)	1,282,626
		5,937,059
	Oil & Gas - 8.3%
55,451	Chesapeake Energy Corp.	1,166,134
29,099	Range Resources Corp.	1,080,155
33,304	Sasol Ltd. ADR (South Africa)	1,320,171
30,668	Southwestern Energy Co.*	1,117,849
		4,684,309
	Semiconductors - 2.5%
31,788	Veeco Instruments, Inc.*	1,376,420

	Telecommunications - 2.3%
72,239	Corning, Inc.	1,308,971

	Total Common Stocks and Other Equity Interests (Cost $51,620,019)	56,114,782

	Money Market Fund - 0.1%
59,633	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $59,633)	59,633

	Total Investments (Cost $51,679,652)(a)-100.1%	56,174,415
	Liabilities in excess of other assets-(0.1%)	(42,568)
	Net Assets-100.0%	$56,131,847

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $53,161,284. The net unrealized appreciation was $3,013,131 which consisted of aggregate gross unrealized appreciation of $10,340,871 and aggregate gross unrealized depreciation of $7,327,740.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Buyback Achievers™ Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 20.0%
5,529	American Greetings Corp., Class A	$113,289
7,185	AutoZone, Inc.*	1,520,130
4,513	Children’s Place Retail Stores, Inc. (The)*	188,869
9,261	Choice Hotels International, Inc.	305,706
46,582	DIRECTV, Class A*	1,730,987
19,511	Liberty Global, Inc., Class A*	570,697
6,440	Mediacom Communications Corp., Class A*	47,269
9,419	Netflix, Inc.*	965,918
2,182	Perry Ellis International, Inc.*	48,855
1,538	Pre-Paid Legal Services, Inc.*	75,454
8,507	Radio One, Inc., Class D*	9,358
17,914	Sears Holdings Corp.*	1,271,894
2,372	Steiner Leisure Ltd.*	100,834
4,526	Universal Technical Institute, Inc.	92,195
		7,041,455
	Consumer Staples - 9.6%
7,322	BJ’s Wholesale Club, Inc.*	333,517
34,380	Philip Morris International, Inc.	1,754,755
63,248	Safeway, Inc.	1,299,114
		3,387,386
	Energy - 6.8%
14,625	Cal Dive International, Inc.*	86,580
3,480	CARBO Ceramics, Inc.	279,096
2,647	Contango Oil & Gas Co.*	116,044
28,809	Exxon Mobil Corp.	1,719,321
4,742	Overseas Shipholding Group, Inc.	186,029
		2,387,070
	Financials - 9.2%
1,193	American Physicians Capital, Inc.	48,853
7,279	Ashford Hospitality Trust, Inc. REIT*	63,982
3,794	eHealth, Inc.*	42,113
6,549	Employers Holdings, Inc.	101,772
2,764	First Mercury Financial Corp.	31,675
1,398	FPIC Insurance Group, Inc.*	41,311
2,111	Infinity Property & Casualty Corp.	101,413
14,808	iStar Financial, Inc. REIT*	75,225
7,730	LaBranche & Co., Inc.*	29,297
22,177	MBIA, Inc.*	192,496
11,099	Montpelier Re Holdings Ltd. (Bermuda)	180,470
2,358	Safety Insurance Group, Inc.	92,434
34,893	Travelers Cos., Inc. (The)	1,760,352
2,619	United Financial Bancorp, Inc.	38,997
1,447	White Mountains Insurance Group Ltd.	454,430
		3,254,820
	Health Care - 28.2%
63,694	Aetna, Inc.	1,773,878
51,594	AmerisourceBergen Corp.	1,546,272
1,612	Assisted Living Concepts, Inc., Class A*	50,714
1,680	CorVel Corp.*	66,847
8,659	Gen-Probe, Inc.*	389,395
22,391	Lincare Holdings, Inc.	532,010
5,485	Magellan Health Services, Inc.*	230,864
4,426	Molina Healthcare, Inc.*	131,939
3,474	Nighthawk Radiology Holdings, Inc.*	10,283
32,087	Quest Diagnostics, Inc.	1,507,768
4,930	Quidel Corp.*	61,132
1,900	Synovis Life Technologies, Inc.*	30,932
3,088	Triple-S Management Corp., Class B*	61,390
2,231	Vital Images, Inc.*	32,773
34,522	WellPoint, Inc.*	1,750,956
32,812	Zimmer Holdings, Inc.*	1,738,708
		9,915,861
	Industrials - 11.8%
18,835	Corrections Corp. of America*	368,601
7,375	GATX Corp.	208,417
13,661	Heartland Express, Inc.	218,849
5,865	Hill International, Inc.*	26,979
7,543	Innerworkings, Inc.*	52,198
36,353	Raytheon Co.	1,682,053
5,037	Robbins & Myers, Inc.	119,478
7,462	SPX Corp.	444,437
2,388	Standard Parking Corp.*	40,739
4,060	TAL International Group, Inc.	109,376
7,568	Thomas & Betts Corp.*	299,995
5,013	Toro Co. (The)	260,927
8,804	WABCO Holdings, Inc.*	340,539
		4,172,588
	Information Technology - 10.3%
6,676	Actuate Corp.*	31,778
7,002	Advanced Analogic Technologies, Inc.*	22,336
9,074	Alliance Data Systems Corp.*	521,574
37,211	Compuware Corp.*	304,386
6,221	EchoStar Corp., Class A*	118,821
19,406	Global Cash Access Holdings, Inc.*	79,759
14,471	IAC/InterActiveCorp.*	361,775
3,809	Manhattan Associates, Inc.*	102,310
3,352	Marchex, Inc., Class B	15,620
10,593	Micrel, Inc.	102,964
7,091	Net 1 UEPS Technologies, Inc.*	103,174
11,141	NeuStar, Inc., Class A*	258,805
5,407	Perficient, Inc.*	46,771
19,230	QLogic Corp.*	306,142
13,922	Quest Software, Inc.*	280,668
5,384	RightNow Technologies, Inc.*	85,175
3,342	Rubicon Technology, Inc.*	101,095
14,077	Sanmina-SCI Corp.*	176,948
24,679	TIBCO Software, Inc.*	334,647
4,633	Web.com Group, Inc.*	15,335
8,885	Zebra Technologies Corp., Class A*	243,804
		3,613,887
	Materials - 2.2%
9,656	CF Industries Holdings, Inc.	783,971

	Telecommunication Services - 1.2%
34,377	Cincinnati Bell, Inc.*	101,756
7,430	Telephone & Data Systems, Inc.	253,586
3,459	USA Mobility, Inc.	51,297
		406,639
	Utilities - 0.7%
22,362	Mirant Corp.*	245,311

	Total Common Stocks and Other Equity Interests (Cost $34,809,020)	$35,208,988

	Money Market Fund - 0.1%
34,873	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $34,873)	34,873

	Total Investments (Cost $34,843,893)(a)-100.1%	35,243,861
	Liabilities in excess of other assets-(0.1%)	(41,861)
	Net Assets-100.0%	$35,202,000

Investment Abbreviations:

REIT       - Real Estate Investment Trust

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $34,902,254. The net unrealized appreciation was $341,607 which consisted of aggregate gross unrealized appreciation of $2,935,132 and aggregate gross unrealized depreciation of $2,593,525.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dividend Achievers™ Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 7.9%
7,605	Family Dollar Stores, Inc.	$314,467
9,104	Genuine Parts Co.	389,924
18,537	H&R Block, Inc.	290,660
2,897	John Wiley & Sons, Inc., Class A	114,084
8,490	Leggett & Platt, Inc.	176,932
81,942	Lowe’s Cos., Inc.	1,699,477
1,732	Matthews International Corp., Class A	62,543
61,680	McDonald’s Corp.	4,300,946
18,089	McGraw-Hill Cos., Inc. (The)	555,152
2,080	Meredith Corp.	66,040
1,899	Polaris Industries, Inc.	113,370
7,000	Ross Stores, Inc.	368,620
9,196	Stanley Black & Decker, Inc.	533,552
42,225	Target Corp.	2,166,987
23,391	TJX Cos., Inc. (The)	971,194
6,313	VF Corp.	500,810
2,843	Wolverine World Wide, Inc.	81,281
		12,706,039
	Consumer Staples - 26.5%
119,403	Altria Group, Inc.	2,645,971
36,869	Archer-Daniels-Midland Co.	1,008,736
24,562	Avon Products, Inc.	764,615
5,183	Brown-Forman Corp., Class B	327,617
2,921	Casey’s General Stores, Inc.	111,728
4,064	Church & Dwight Co., Inc.	269,321
8,075	Clorox Co. (The)	523,906
132,274	Coca-Cola Co. (The)	7,289,620
28,120	Colgate-Palmolive Co.	2,220,918
7,663	Hormel Foods Corp.	328,896
6,850	J.M. Smucker Co. (The)	420,796
23,735	Kimberly-Clark Corp.	1,521,888
1,620	Lancaster Colony Corp.	84,110
6,922	McCormick & Co., Inc.	272,242
92,464	PepsiCo, Inc.	6,001,838
126,617	Procter & Gamble Co. (The)	7,743,896
12,169	SUPERVALU, Inc.	137,266
33,918	Sysco Corp.	1,050,440
2,113	Tootsie Roll Industries, Inc.	53,311
1,385	Universal Corp.	61,425
4,087	Vector Group Ltd.	77,449
55,797	Walgreen Co.	1,593,004
157,988	Wal-Mart Stores, Inc.	8,087,406
		42,596,399
	Energy - 14.1%
2,953	Buckeye Partners LP	187,427
111,920	Chevron Corp.	8,529,423
10,965	Energy Transfer Partners LP	554,610
36,393	Enterprise Products Partners LP	1,375,291
14,514	EOG Resources, Inc.	1,415,115
133,498	Exxon Mobil Corp.	7,967,161
6,062	Helmerich & Payne, Inc.	245,693
3,050	Holly Corp.	81,527
17,558	Kinder Morgan Energy Partners LP	1,200,440
10,979	Murphy Oil Corp.	601,100
7,805	Plains All American Pipeline LP	479,461
2,650	TC Pipelines LP	112,175
		22,749,423
	Financials - 6.6%
26,922	Aflac, Inc.	1,324,293
628	Arrow Financial Corp.	15,838
6,002	Arthur J. Gallagher & Co.	152,571
880	BancFirst Corp.	36,238
4,786	BancorpSouth, Inc.	70,163
2,754	Bank of Hawaii Corp.	137,177
970	Bank of the Ozarks, Inc.	36,327
8,150	Brown & Brown, Inc.	163,163
18,735	Chubb Corp. (The)	986,023
9,345	Cincinnati Financial Corp.	257,455
4,785	Commerce Bancshares, Inc.	187,333
1,899	Community Bank System, Inc.	47,000
873	Community Trust Bancorp, Inc.	23,990
3,379	Corporate Office Properties Trust REIT	126,713
3,471	Cullen/Frost Bankers, Inc.	191,634
6,792	Eaton Vance Corp.	203,488
2,931	Erie Indemnity Co., Class A	143,707
1,726	Essex Property Trust, Inc. REIT	181,420
3,518	Federal Realty Investment Trust REIT	275,072
5,918	Federated Investors, Inc., Class B	125,580
1,195	First Financial Bankshares, Inc.	58,579
752	First Financial Corp.	21,334
13,034	Franklin Resources, Inc.	1,310,960
1,717	Getty Realty Corp. REIT	41,139
1,580	Harleysville Group, Inc.	49,738
6,593	HCC Insurance Holdings, Inc.	172,209
17,659	HCP, Inc. REIT	626,365
2,083	Home Properties, Inc. REIT	103,463
30,192	Hudson City Bancorp, Inc.	374,985
4,372	Investors Real Estate Trust REIT	37,031
924	Lakeland Financial Corp.	18,970
3,141	Mercury General Corp.	135,471
4,777	National Retail Properties, Inc. REIT	110,444
13,819	Old Republic International Corp.	172,876
21,486	People’s United Financial, Inc.	297,366
2,673	Prosperity Bancshares, Inc.	90,561
5,990	Realty Income Corp. REIT	192,219
1,061	Republic Bancorp, Inc., Class A	26,292
1,210	RLI Corp.	67,143
785	S.Y. Bancorp, Inc.	19,570
10,886	SEI Investments Co.	208,793
906	Southside Bancshares, Inc.	17,178
2,715	StanCorp Financial Group, Inc.	102,328
14,882	T. Rowe Price Group, Inc.	717,759
2,320	Tanger Factory Outlet Centers, Inc. REIT	103,704
621	Tompkins Financial Corp.	25,927
3,687	Transatlantic Holdings, Inc.	176,275
2,320	UMB Financial Corp.	87,278
2,495	United Bankshares, Inc.	63,697
693	Universal Health Realty Income Trust REIT	23,063
1,050	Urstadt Biddle Properties, Inc., Class A REIT	18,722
2,249	W.P. Carey & Co. LLC	68,594
3,483	Washington Real Estate Investment Trust REIT	105,709

924	Washington Trust Bancorp, Inc.	$17,889
408	Wesco Financial Corp.	138,271
1,681	Westamerica Bancorp	90,371
407	WSFS Financial Corp.	15,466
		10,592,924
	Health Care - 12.6%
88,500	Abbott Laboratories	4,343,580
4,019	Beckman Coulter, Inc.	184,191
13,378	Becton, Dickinson and Co.	920,406
5,452	C.R. Bard, Inc.	428,146
20,759	Cardinal Health, Inc.	669,893
8,391	DENTSPLY International, Inc.	251,898
66,115	Eli Lilly & Co.	2,353,694
128,590	Johnson & Johnson	7,469,793
62,091	Medtronic, Inc.	2,295,504
2,330	Meridian Bioscience, Inc.	44,759
3,618	Owens & Minor, Inc.	98,373
22,745	Stryker Corp.	1,059,235
2,288	Teleflex, Inc.	129,661
1,907	West Pharmaceutical Services, Inc.	69,300
		20,318,433
	Industrials - 12.2%
40,883	3M Co.	3,497,132
1,750	A.O. Smith Corp.	95,690
2,977	ABM Industries, Inc.	64,601
859	Badger Meter, Inc.	33,638
3,004	Brady Corp., Class A	83,541
9,511	C.H. Robinson Worldwide, Inc.	620,117
3,489	Carlisle Cos., Inc.	117,509
36,017	Caterpillar, Inc.	2,512,186
8,765	Cintas Corp.	231,922
2,903	CLARCOR, Inc.	108,921
4,423	Donaldson Co., Inc.	209,960
1,555	Dover Corp.	74,593
43,183	Emerson Electric Co.	2,139,286
12,206	Expeditors International of Washington, Inc.	520,464
8,453	Fastenal Co.	414,873
1,334	Franklin Electric Co., Inc.	41,020
22,116	General Dynamics Corp.	1,354,605
958	Gorman-Rupp Co. (The)	28,682
3,475	Graco, Inc.	109,706
4,616	Harsco Corp.	106,907
28,868	Illinois Tool Works, Inc.	1,255,758
1,371	McGrath Rentcorp	31,972
2,070	Mine Safety Appliances Co.	51,853
478	NACCO Industries, Inc., Class A	42,561
1,956	Nordson Corp.	123,326
9,233	Parker Hannifin Corp.	573,554
5,656	Pentair, Inc.	193,435
11,899	Pitney Bowes, Inc.	290,455
1,034	Raven Industries, Inc.	36,221
5,388	Roper Industries, Inc.	336,750
1,082	Tennant Co.	40,597
53,498	United Technologies Corp.	3,803,708
1,108	Universal Forest Products, Inc.	34,315
4,179	W.W. Grainger, Inc.	468,090
		19,647,948
	Information Technology - 6.5%
28,839	Automatic Data Processing, Inc.	1,190,185
3,781	Diebold, Inc.	108,212
2,656	FactSet Research Systems, Inc.	199,200
61,504	International Business Machines Corp.	7,897,114
4,892	Jack Henry & Associates, Inc.	124,257
12,851	Linear Technology Corp.	409,690
20,722	Paychex, Inc.	538,565
		10,467,223
	Materials - 4.1%
12,175	Air Products & Chemicals, Inc.	883,661
5,240	Albemarle Corp.	228,569
3,892	AptarGroup, Inc.	167,628
6,253	Bemis Co., Inc.	187,340
13,380	Ecolab, Inc.	654,416
2,807	H.B. Fuller Co.	57,375
2,605	Martin Marietta Materials, Inc.	222,467
18,068	Nucor Corp.	707,182
9,536	PPG Industries, Inc.	662,466
17,541	Praxair, Inc.	1,522,910
7,433	RPM International, Inc.	139,517
6,292	Sherwin-Williams Co. (The)	435,092
6,960	Sigma-Aldrich Corp.	390,456
5,756	Sonoco Products Co.	188,221
574	Stepan Co.	37,890
5,696	Valspar Corp. (The)	178,911
		6,664,101
	Telecommunication Services - 5.6%
313,952	AT&T, Inc.	8,143,915
876	Atlantic Tele-Network, Inc.	39,166
17,273	CenturyLink, Inc.	615,264
1,361	Shenandoah Telecommunications Co.	26,512
3,229	Telephone & Data Systems, Inc.	110,206
		8,935,063
	Utilities - 3.9%
1,065	American States Water Co.	37,573
7,852	Aqua America, Inc.	153,035
5,341	Atmos Energy Corp.	154,889
2,246	Black Hills Corp.	71,692
1,193	California Water Service Group	42,411
16,155	Consolidated Edison, Inc.	745,069
4,120	Energen Corp.	183,093
4,416	Integrys Energy Group, Inc.	209,098
10,786	MDU Resources Group, Inc.	213,024
1,325	MGE Energy, Inc.	49,648
877	Middlesex Water Co.	14,514
4,697	National Fuel Gas Co.	225,691
2,368	New Jersey Resources Corp.	88,397
23,765	NextEra Energy, Inc.	1,242,910
10,089	Northeast Utilities	280,878
1,523	Northwest Natural Gas Co.	72,205
6,124	NSTAR	227,568
4,125	Piedmont Natural Gas Co., Inc.	109,808
27,646	PPL Corp.	754,459
16,320	Progress Energy, Inc.	687,235
10,039	Questar Corp.	165,142
1,062	SJW Corp.	26,433
1,713	South Jersey Industries, Inc.	80,031
2,023	Suburban Propane Partners LP	99,430
6,260	UGI Corp.	168,770
4,655	Vectren Corp.	115,304
2,884	WGL Holdings, Inc.	104,055
		6,322,362
	Total Investments (Cost $155,789,744)(a)-100.0%	160,999,915
	Other assets less liabilities-0.0%	869
	Net Assets-100.0%	$161,000,784

Investment Abbreviations:

REIT       - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $158,087,613. The net unrealized appreciation was $2,912,302 which consisted of aggregate gross unrealized appreciation of $8,596,695 and aggregate gross unrealized depreciation of $5,684,393.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Financial Preferred Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Preferred Stocks - 97.1%
	Banks - 58.6%
1,555,775	Bank of America Corp., 6.20%, Series D(~)	$32,313,447
2,009,371	Bank of America Corp., 7.25%, Series J(~)	47,280,500
4,806,981	Bank of America Corp., 8.20%	121,376,270
3,284,935	Bank of America Corp., 8.63%, Series MER	84,817,022
749,233	Barclays Bank PLC, 6.63%, Series 2 (United Kingdom)	17,067,528
833,422	Barclays Bank PLC, 7.75%, Series 4 (United Kingdom)	21,185,587
5,720,297	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)(~)	148,327,301
1,346,997	Goldman Sachs Group, Inc. (The), 6.20%, Series B	33,445,935
2,152,097	HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)	55,911,480
3,102,713	HSBC Holdings PLC, 8.13% (United Kingdom)	80,577,457
1,132,015	HSBC USA, Inc., 6.50%, Series H(~)	28,356,976
2,819,632	JPMorgan Chase & Co., 8.63%, Series J	77,455,291
986,708	National Bank of Greece SA, 9.00% (Greece)	18,402,104
1,466,333	Royal Bank of Scotland Group PLC, 5.75%, Series L (United Kingdom)	23,915,891
560,139	Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)	7,265,003
453,923	Royal Bank of Scotland Group PLC, 6.40%, Series M (United Kingdom)	5,891,920
695,590	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	9,195,700
458,940	Royal Bank of Scotland Group PLC, 6.75%, Series Q (United Kingdom)	6,172,743
2,254,623	Royal Bank of Scotland Group PLC, 7.25%, Series T (United Kingdom)	32,286,201
1,685,144	Santander Finance SA Unipersonal, 10.50%, Series 10 (Spain)	47,184,032
847,517	U.S. Bancorp, 7.88%, Series D	23,866,079
3,108,300	Wells Fargo & Co., 8.00%, Series J	84,390,345
		1,006,684,812
	Diversified Financial Services - 10.6%
2,451,678	Credit Suisse Guernsey, 7.90% (Switzerland)	63,939,762
451,227	Deutsche Bank Capital Funding Trust IX, 6.63%	10,590,298
1,230,797	Deutsche Bank Contingent Capital Trust III, 7.60%	30,769,925
645,886	Deutsche Bank Contingent Capital Trust V, 8.05%	16,657,400
1,464,436	HSBC Finance Corp., 6.36%, Series B(~)	33,374,496
1,021,927	Repsol International Capital Ltd., 7.45%, Series A	26,682,514
		182,014,395
	Insurance - 27.9%
1,129,116	Aegon NV, 6.38% (Netherlands)	22,751,687
440,385	Aegon NV, 6.50% (Netherlands)	8,953,027
489,559	Aegon NV, 6.88% (Netherlands)	10,515,727
1,884,447	Aegon NV, 7.25% (Netherlands)	42,758,103
533,737	Axis Capital Holdings Ltd., 7.25%, Series A(~)	12,996,496
1,727,691	ING Groep NV, 6.13% (Netherlands)(~)	32,325,099
2,610,727	ING Groep NV, 6.38% (Netherlands)(~)	50,595,889
3,268,554	ING Groep NV, 7.38% (Netherlands)(~)	70,012,427
3,894,037	ING Groep NV, 8.50% (Netherlands)	94,702,980
2,435,834	MetLife, Inc., 6.50%, Series B	60,189,458
584,710	PartnerRe Ltd., 6.75%, Series C(~)	14,132,441
383,488	Principal Financial Group, Inc., 6.52%, Series B	9,337,933
623,015	Prudential PLC, 6.50% (United Kingdom)(~)	15,145,495
542,939	Prudential PLC, 6.75% (United Kingdom)(~)	13,437,740
433,895	RenaissanceRe Holdings Ltd., 6.08%, Series C	9,463,250
488,526	RenaissanceRe Holdings Ltd., 6.60%, Series D	11,675,771
		478,993,523
	Total Preferred Stocks (Cost $1,385,191,281)	1,667,692,730

	Money Market Fund - 0.7%
12,462,205	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $12,462,205)	12,462,205

	Total Investments (Cost $1,397,653,486)(a)-97.8%	1,680,154,935
	Other assets less liabilities-2.2%	37,844,431
	Net Assets-100.0%	$1,717,999,366

Notes to Schedule of Investments:

(~) Affiliated Investment.  The 1940 Act defines “affiliate” to include issuers of which a fund holds 5% or more of the outstanding voting securities.  The following is a summary of the transactions with affiliates for  the three months ended July 31, 2010.

				Change in
				Unrealized
	Value	Purchases at	Proceeds from	Appreciation	Realized	Value	Dividend
	04/30/10	Cost	Sales	(Depreciation)	Gain (Loss)	07/31/10	Income
Axis Capital Holdings Ltd., 7.25%, Series A	$15,350,481	$126,116	$(2,317,537)	$(268,232)	$105,668	$12,996,496	$261,356
Bank of America Corp., 6.20%, Series D	38,916,902	323,909	(7,524,039)	423,211	173,464	32,313,447	984,903
Bank of America Corp., 7.25%, Series J	51,966,753	444,057	(4,750,191)	(1,243,704)	863,585	47,280,500	723,459
Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	156,445,308	2,075,610	(14,128,120)	1,087,906	2,846,597	148,327,301	3,072,667
HSBC Finance Corp., 6.36%, Series B	32,049,808	1,841,815	(1,135,100)	(1,848)	619,821	33,374,496	562,920
HSBC USA, Inc., 6.50%, Series H	27,895,654	311,454	(1,021,609)	794,252	377,225	28,356,976	459,160
ING Groep NV, 6.13% (Netherlands)	32,799,470	280,124	(2,567,827)	1,490,584	322,748	32,325,099	662,713
ING Groep NV, 6.38% (Netherlands)	49,662,980	526,569	(3,189,133)	3,045,074	550,399	50,595,889	1,071,077
ING Groep NV, 7.38% (Netherlands)	71,436,362	590,138	(4,493,340)	1,689,088	790,179	70,012,427	1,509,631
PartnerRe Ltd., 6.75%, Series C	18,134,696	143,148	(3,443,498)	(590,723)	(111,182)	14,132,441	304,066
Prudential PLC, 6.50% (United Kingdom)	16,964,930	144,945	(2,665,901)	444,174	257,347	15,145,495	241,644
Prudential PLC, 6.75% (United Kingdom)	14,380,068	120,305	(1,330,076)	99,144	168,299	13,437,740	287,157
Total Investments in Affiliates	$526,003,412	$6,928,190	$(48,566,371)	$6,968,926	$6,964,150	$498,298,307	$10,140,753

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $1,442,919,471. The net unrealized appreciation was $237,235,464 which consisted of aggregate gross unrealized appreciation of $284,020,501 and aggregate gross unrealized depreciation of $46,785,037.

This Fund has holdings greater than 10% of net assets in the following countries:

United Kingdom	25.4%
Netherlands	19.4%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares High Yield Equity Dividend Achievers™ Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Agriculture - 5.3%
228,794	Altria Group, Inc.	$5,070,075
46,455	Universal Corp.	2,060,279
		7,130,354
	Banks - 17.1%
128,353	Arrow Financial Corp.	3,237,063
186,250	BancorpSouth, Inc.	2,730,425
67,735	Bank of Hawaii Corp.	3,373,880
136,143	Community Bank System, Inc.	3,369,539
119,353	Community Trust Bancorp, Inc.	3,279,821
123,905	Lakeland Financial Corp.	2,543,770
78,657	United Bankshares, Inc.	2,008,113
121,356	Washington Trust Bancorp, Inc.	2,349,452
		22,892,063
	Chemicals - 3.4%
35,070	PPG Industries, Inc.	2,436,313
114,057	RPM International, Inc.	2,140,850
		4,577,163
	Commercial Services - 3.5%
106,821	McGrath Rentcorp	2,491,066
84,959	Paychex, Inc.	2,208,084
		4,699,150
	Computers - 2.3%
106,722	Diebold, Inc.	3,054,384

	Distribution/Wholesale - 2.2%
67,522	Genuine Parts Co.	2,891,967

	Electric - 16.1%
112,978	Black Hills Corp.	3,606,258
68,564	Consolidated Edison, Inc.	3,162,171
59,354	Integrys Energy Group, Inc.	2,810,412
67,111	MGE Energy, Inc.	2,514,649
90,069	Northeast Utilities	2,507,521
65,139	NSTAR	2,420,565
83,658	PPL Corp.	2,283,027
53,052	Progress Energy, Inc.	2,234,020
		21,538,623
	Environmental Control - 1.8%
96,543	Mine Safety Appliances Co.	2,418,402

	Food - 3.1%
180,870	SUPERVALU, Inc.	2,040,213
67,735	Sysco Corp.	2,097,753
		4,137,966
	Gas - 10.6%
129,489	Atmos Energy Corp.	3,755,181
66,233	New Jersey Resources Corp.	2,472,478
52,632	Northwest Natural Gas Co.	2,495,283
85,112	Piedmont Natural Gas Co., Inc.	2,265,681
78,405	Vectren Corp.	1,942,092
36,441	WGL Holdings, Inc.	1,314,791
		14,245,506
	Household Products/Wares - 2.0%
42,751	Kimberly-Clark Corp.	2,741,194

	Insurance - 12.4%
111,992	Arthur J. Gallagher & Co.	2,846,837
117,016	Cincinnati Financial Corp.	3,223,791
60,769	Erie Indemnity Co., Class A	2,979,504
85,073	Harleysville Group, Inc.	2,678,098
58,414	Mercury General Corp.	2,519,396
183,209	Old Republic International Corp.	2,291,944
		16,539,570
	Machinery-Diversified - 1.7%
26,328	NACCO Industries, Inc., Class A	2,344,245

	Miscellaneous Manufacturing - 2.0%
125,515	Leggett & Platt, Inc.	2,615,733

	Office/Business Equipment - 1.8%
96,780	Pitney Bowes, Inc.	2,362,400

	Packaging & Containers - 1.6%
65,830	Sonoco Products Co.	2,152,641

	Pharmaceuticals - 2.0%
75,063	Eli Lilly & Co.	2,672,243

	Savings & Loans - 3.7%
213,050	Hudson City Bancorp, Inc.	2,646,081
162,174	People’s United Financial, Inc.	2,244,488
		4,890,569
	Telecommunications - 5.4%
151,202	AT&T, Inc.	3,922,180
92,503	CenturyLink, Inc.	3,294,957
		7,217,137
	Water - 1.9%
151,894	Middlesex Water Co.	2,513,846

	Total Common Stocks (Cost $125,776,595)	133,635,156

	Money Market Fund - 0.2%
316,073	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $316,073)	316,073

	Total Investments (Cost $126,092,668)(a)-100.1%	133,951,229
	Liabilities in excess of other assets-(0.1%)	(122,979)
	Net Assets-100.0%	$133,828,250

Notes to Schedule of Investments:

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $126,353,931. The net unrealized appreciation was $7,597,298 which consisted of aggregate gross unrealized appreciation of $9,949,675 and aggregate gross unrealized depreciation of $2,352,377.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares International Dividend Achievers™ Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.8%
	Australia - 1.1%
57,726	BHP Billiton Ltd. ADR	$4,169,549

	Bahamas - 2.1%
284,516	Teekay Corp.	7,858,332

	Belgium - 1.1%
56,366	Delhaize Group SA ADR	4,195,321

	Bermuda - 2.8%
170,769	Alterra Capital Holdings Ltd.	3,304,380
143,097	Axis Capital Holdings Ltd.	4,460,334
48,804	RenaissanceRe Holdings Ltd.	2,792,565
		10,557,279
	Brazil - 1.7%
64,445	Cia de Bebidas DAS Americas ADR	5,990,807
19,759	Petroleo Brasileiro SA ADR	719,228
		6,710,035
	Canada - 20.7%
129,023	Bank of Nova Scotia	6,467,923
142,917	Brookfield Asset Management, Inc., Class A	3,585,787
80,912	Cameco Corp.	2,062,447
45,617	Canadian National Railway Co.	2,872,502
39,168	Canadian Natural Resources Ltd.	1,348,163
51,920	Canadian Pacific Railway Ltd.	3,108,450
112,667	Enbridge, Inc.	5,480,123
46,514	Imperial Oil Ltd.	1,812,185
215,897	Methanex Corp.	4,842,570
180,606	Ritchie Bros. Auctioneers, Inc.	3,361,078
171,742	Rogers Communications, Inc., Class B	5,962,882
378,032	Shaw Communications, Inc., Class B	7,405,647
64,166	Suncor Energy, Inc.	2,114,270
148,167	Talisman Energy, Inc.	2,539,582
224,964	Telus Corp.	8,456,397
131,747	Thomson Reuters Corp.	4,932,608
78,985	Toronto-Dominion Bank (The)	5,622,942
206,242	TransCanada Corp.	7,290,655
		79,266,211
	Cayman Islands - 1.1%
343,533	Consolidated Water Co. Ltd.	4,136,137

	Chile - 1.6%
79,189	Empresa Nacional de Electricidad SA ADR	3,923,815
61,243	Sociedad Quimica y Minera de Chile SA ADR	2,326,622
		6,250,437
	Denmark - 0.5%
22,010	Novo Nordisk A/S ADR	1,893,520

	France - 4.8%
256,967	Sanofi-Aventis SA ADR	7,488,019
215,018	Total SA ADR	10,886,361
		18,374,380
	Germany - 0.4%
27,571	Fresenius Medical Care AG & Co. KGaA ADR	1,507,582

	Greece - 0.7%
105,435	Coca-Cola Hellenic Bottling Co. SA ADR	2,512,516

	Hong Kong - 1.3%
100,738	China Mobile Ltd. ADR	5,131,594

	India - 0.6%
5,115	HDFC Bank Ltd. ADR	841,827
21,511	Infosys Technologies Ltd. ADR	1,300,985
		2,142,812
	Indonesia - 1.5%
155,745	Telekomunikasi Indonesia Tbk PT ADR	5,846,667

	Ireland - 3.7%
83,711	Cooper Industries PLC	3,779,552
256,143	CRH PLC ADR	5,386,687
168,259	Willis Group Holdings PLC	5,148,725
		14,314,964
	Israel - 1.5%
71,837	Elbit Systems Ltd.	3,951,753
35,626	Teva Pharmaceutical Industries Ltd. ADR	1,740,330
		5,692,083
	Japan - 1.8%
116,109	Canon, Inc. ADR	5,029,842
20,670	Kyocera Corp. ADR	1,848,725
		6,878,567
	Mexico - 6.2%
78,889	America Movil SAB de CV, Series L ADR	3,913,683
35,566	Coca-Cola Femsa SAB de CV ADR	2,436,271
179,493	Grupo Aeroportuario del Sureste SAB de CV ADR	9,541,848
553,832	Telefonos de Mexico SAB de CV, Series L ADR	8,002,873
		23,894,675
	Netherlands - 1.4%
179,171	Unilever NV	5,283,753

	Norway - 1.9%
351,135	Statoil ASA ADR	7,138,575

	Russia - 1.7%
299,901	Mobile Telesystems OJSC ADR	6,657,802

	Spain - 8.9%
946,197	Banco Santander SA ADR	12,082,936
358,251	Repsol Ypf SA ADR	8,472,636
198,528	Telefonica SA ADR	13,587,256
		34,142,828
	Switzerland - 3.2%
15,011	Alcon, Inc.	2,327,906
128,703	Novartis AG ADR	6,272,984
85,379	Syngenta AG ADR	3,767,775
		12,368,665

	Turkey - 1.9%
491,661	Turkcell Iletisim Hizmetleri AS ADR	$7,129,085

	United Kingdom - 22.8%
147,210	AstraZeneca PLC ADR	7,425,272
81,400	BHP Billiton PLC ADR	5,009,356
105,814	British American Tobacco PLC ADR	7,293,759
83,218	Diageo PLC ADR	5,815,274
255,889	GlaxoSmithKline PLC ADR	8,999,616
237,552	InterContinental Hotels Group PLC ADR	4,133,405
308,079	National Grid PLC ADR	12,501,846
406,985	Pearson PLC ADR	6,377,455
194,551	Reed Elsevier PLC ADR	6,752,865
54,464	Smith & Nephew PLC ADR	2,375,720
187,574	Unilever PLC ADR	5,370,243
411,792	Vodafone Group PLC ADR	9,668,876
100,496	WPP PLC ADR	5,358,447
		87,082,134
	United States - 3.8%
75,215	ACE Ltd.	3,992,412
53,846	Bunge Ltd.	2,673,454
62,324	PartnerRe Ltd.	4,510,388
39,486	Schlumberger Ltd.	2,355,735
12,680	Shire PLC ADR	873,271
		14,405,260
	Total Investments (Cost $366,992,386)(a)-100.8%	385,540,763
	Liabilities in excess of other assets-(0.8%)	(3,226,126)
	Net Assets-100.0%	$382,314,637

Investment Abbreviations:

ADR       - American Depositary Receipt

Notes to Schedule of Investments:

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $371,539,971. The net unrealized appreciation was $14,000,792 which consisted of aggregate gross unrealized appreciation of $31,259,189 and aggregate gross unrealized depreciation of $17,258,397.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Banking Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Commercial Banks-Central U.S. - 18.5%
21,429	BOK Financial Corp.	$1,043,807
15,896	Commerce Bancshares, Inc.	622,328
10,766	Cullen/Frost Bankers, Inc.	594,391
11,775	First Financial Bankshares, Inc.	577,210
29,917	International Bancshares Corp.	518,761
16,395	Prosperity Bancshares, Inc.	555,463
		3,911,960
	Commercial Banks-Eastern U.S. - 22.3%
25,858	Community Bank System, Inc.	639,985
59,382	Fulton Financial Corp.	540,970
24,395	Independent Bank Corp.	580,845
13,671	M&T Bank Corp.	1,194,025
26,918	NBT Bancorp, Inc.	594,349
27,392	S&T Bancorp, Inc.	556,058
15,615	Signature Bank*	600,241
		4,706,473
	Commercial Banks-Southern U.S. - 20.7%
16,743	Bank of the Ozarks, Inc.	627,025
35,821	BB&T Corp.	889,435
2,954	First Citizens BancShares, Inc., Class A	558,336
25,523	Republic Bancorp, Inc., Class A	632,460
16,509	SCBT Financial Corp.	532,085
26,413	Trustmark Corp.	581,086
31,396	WesBanco, Inc.	544,721
		4,365,148
	Commercial Banks-Western U.S. - 2.4%
37,515	First Interstate BancSystem, Inc.	498,949

	S&L/Thrifts-Eastern U.S. - 10.9%
59,323	Brookline Bancorp, Inc.	574,247
46,305	Dime Community Bancshares	606,596
43,637	Flushing Financial Corp.	544,153
43,255	Investors Bancorp, Inc.*	567,938
		2,292,934
	Super-Regional Banks-U.S. - 25.1%
28,432	Comerica, Inc.	1,090,651
83,390	Fifth Third Bancorp	1,059,887
17,263	PNC Financial Services Group, Inc.	1,025,250
45,210	U.S. Bancorp	1,080,519
37,756	Wells Fargo & Co.	1,046,974
		5,303,281
	Total Common Stocks (Cost $20,388,701)	21,078,745

	Money Market Fund - 0.3%
64,676	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $64,676)	64,676

	Total Investments (Cost $20,453,377)(a)-100.2%	21,143,421
	Liabilities in excess of other assets-(0.2%)	(41,709)
	Net Assets-100.0%	$21,101,712

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $20,477,056. The net unrealized appreciation was $666,365 which consisted of aggregate gross unrealized appreciation of $1,361,458 and aggregate gross unrealized depreciation of $695,093.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Biotechnology & Genome Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Biotechnology - 58.5%
102,289	Abraxis Bioscience, Inc.*	$7,701,339
90,877	Alexion Pharmaceuticals, Inc.*	4,940,074
160,985	Amgen, Inc.*	8,778,512
175,747	Biogen Idec, Inc.*	9,820,742
211,476	Cubist Pharmaceuticals, Inc.*	4,563,652
424,928	Enzon Pharmaceuticals, Inc.*	4,648,712
877,755	Exelixis, Inc.*	2,738,596
171,339	Genzyme Corp.*	11,918,341
861,131	Geron Corp.*	4,848,167
232,066	Gilead Sciences, Inc.*	7,732,439
198,279	Illumina, Inc.*	8,888,848
352,734	Incyte Corp.*	4,592,597
166,515	Life Technologies Corp.*	7,158,480
249,137	Myriad Genetics, Inc.*	3,614,978
274,231	Talecris Biotherapeutics Holdings Corp.*	6,041,309
88,768	United Therapeutics Corp.*	4,339,867
		102,326,653
	Chemicals - 5.0%
156,451	Sigma-Aldrich Corp.	8,776,901

	Electronics - 7.0%
57,739	Dionex Corp.*	4,359,294
121,798	Waters Corp.*	7,814,560
		12,173,854
	Healthcare-Products - 7.1%
694,164	Affymetrix, Inc.*	3,394,462
357,031	Bruker Corp.*	4,702,098
75,091	Techne Corp.	4,385,315
		12,481,875
	Pharmaceuticals - 22.5%
400,422	Alkermes, Inc.*	5,165,444
799,784	Inspire Pharmaceuticals, Inc.*	4,038,909
371,772	Nektar Therapeutics*	4,855,342
176,850	Neogen Corp.*	5,280,741
154,335	Pharmasset, Inc.*	4,168,588
697,357	Rigel Pharmaceuticals, Inc.*	5,648,592
357,731	Theravance, Inc.*	5,297,996
373,605	ViroPharma, Inc.*	4,920,378
		39,375,990
	Total Investments (Cost $168,466,208)(a)-100.1%	175,135,273
	Liabilities in excess of other assets-(0.1%)	(162,924)
	Net Assets-100.0%	$174,972,349

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $169,648,182. The net unrealized appreciation was $5,487,091 which consisted of aggregate gross unrealized appreciation of $19,199,949 and aggregate gross unrealized depreciation of $13,712,858.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Building & Construction Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Building Materials - 16.0%
44,302	AAON, Inc.	$1,101,347
29,164	Armstrong World Industries, Inc.*	1,066,236
24,434	Lennox International, Inc.	1,067,033
60,137	Owens Corning*	1,893,113
54,859	Quanex Building Products Corp.	964,970
		6,092,699
	Commercial Services - 2.9%
46,806	McGrath Rentcorp	1,091,516

	Distribution/Wholesale - 2.6%
45,576	Pool Corp.	1,008,597

	Engineering & Construction - 24.1%
43,080	Aecom Technology Corp.*	1,039,951
42,718	Fluor Corp.	2,062,852
53,437	Insituform Technologies, Inc., Class A*	1,223,707
47,999	Jacobs Engineering Group, Inc.*	1,755,324
43,717	Layne Christensen Co.*	1,102,106
32,055	Shaw Group, Inc. (The)*	1,027,042
24,523	URS Corp.*	990,484
		9,201,466
	Environmental Control - 2.6%
48,237	Tetra Tech, Inc.*	1,011,530

	Forest Products & Paper - 8.3%
23,644	Deltic Timber Corp.	1,082,422
127,650	Weyerhaeuser Co.	2,070,483
		3,152,905
	Home Builders - 4.7%
164,433	D.R. Horton, Inc.	1,812,052

	Machinery-Construction & Mining - 3.0%
36,604	Astec Industries, Inc.*	1,147,535

	Machinery-Diversified - 5.5%
91,646	Manitowoc Co., Inc. (The)	949,453
12,928	NACCO Industries, Inc., Class A	1,151,109
		2,100,562
	Metal Fabricate/Hardware - 2.6%
13,804	Valmont Industries, Inc.	980,774

	Miscellaneous Manufacturing - 3.4%
23,452	A.O. Smith Corp.	1,282,355

	Office Furnishings - 3.0%
92,771	Interface, Inc., Class A	1,153,143

	Real Estate - 2.5%
59,581	Forestar Group, Inc.*	959,850

	Retail - 14.2%
59,196	Home Depot, Inc. (The)	1,687,678
80,986	Lowe’s Cos., Inc.	1,679,650
37,051	Lumber Liquidators Holdings, Inc.*	919,606
16,134	Tractor Supply Co.	1,121,474
		5,408,408
	Textiles - 4.6%
35,691	Mohawk Industries, Inc.*	1,746,361

	Total Investments (Cost $39,364,709)(a)-100.0%	38,149,753
	Liabilities in excess of other assets-(0.0%)	(15,576)
	Net Assets-100.0%	$38,134,177

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $39,533,057. The net unrealized depreciation was $1,383,304 which consisted of aggregate gross unrealized appreciation of $3,027,018 and aggregate gross unrealized depreciation of $4,410,322.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Energy Exploration & Production Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Gas-Distribution - 8.2%
33,038	Energen Corp.	$1,468,209
30,094	National Fuel Gas Co.	1,446,017
101,168	Questar Corp.	1,664,213
		4,578,439
	Oil Companies-Exploration & Production - 71.6%
51,240	Anadarko Petroleum Corp.	2,518,958
29,946	Apache Corp.	2,862,239
44,919	Bill Barrett Corp.*	1,589,234
99,158	BreitBurn Energy Partners LP	1,554,797
19,904	Cimarex Energy Co.	1,370,789
28,099	Concho Resources, Inc.*	1,685,378
31,013	Continental Resources, Inc.*	1,412,022
41,995	Devon Energy Corp.	2,624,268
55,823	Dorchester Minerals LP	1,439,117
115,164	Energy Partners Ltd.*	1,472,948
54,902	Forest Oil Corp.*	1,569,648
111,391	Gulfport Energy Corp.*	1,454,766
59,771	Linn Energy LLC	1,834,372
28,094	Newfield Exploration Co.*	1,501,905
32,497	Occidental Petroleum Corp.	2,532,491
70,998	Petroleum Development Corp.*	2,068,882
22,961	Pioneer Natural Resources Co.	1,329,901
60,462	Pioneer Southwest Energy Partners LP	1,568,989
33,824	SM Energy Co.	1,400,990
52,896	Swift Energy Co.*	1,371,593
68,729	Vanguard Natural Resources LLC	1,745,029
150,161	W&T Offshore, Inc.	1,382,983
17,472	Whiting Petroleum Corp.*	1,537,711
		39,829,010
	Oil Companies-Integrated - 20.2%
36,299	Chevron Corp.	2,766,347
51,705	ConocoPhillips	2,855,150
50,402	Hess Corp.	2,701,043
86,245	Marathon Oil Corp.	2,884,895
		11,207,435
	Total Common Stocks and Other Equity Interests (Cost $52,741,016)	55,614,884

	Money Market Fund - 0.0%
14,295	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $14,295)	14,295

	Total Investments (Cost $52,755,311)(a)-100.0%	55,629,179
	Liabilities in excess of other assets-(0.0%)	(20,890)
	Net Assets-100.0%	$55,608,289

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $52,843,189. The net unrealized appreciation was $2,785,990 which consisted of aggregate gross unrealized appreciation of $4,943,240 and aggregate gross unrealized depreciation of $2,157,250.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Food & Beverage Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Agricultural Operations - 2.9%
79,793	Andersons, Inc. (The)	$2,742,485

	Beverages-Non-alcoholic - 8.2%
93,150	Coca-Cola Co. (The)	5,133,497
68,980	Dr Pepper Snapple Group, Inc.	2,590,199
		7,723,696
	Beverages-Wine/Spirits - 3.2%
47,089	Brown-Forman Corp., Class B	2,976,496

	Brewery - 2.9%
39,537	Boston Beer Co., Inc., Class A*	2,742,286

	Food-Canned - 2.7%
179,120	Del Monte Foods Co.	2,486,186

	Food-Confectionery - 5.9%
55,803	Hershey Co. (The)	2,622,741
47,296	J.M. Smucker Co. (The)	2,905,393
		5,528,134
	Food-Meat Products - 3.0%
65,619	Hormel Foods Corp.	2,816,367

	Food-Miscellaneous/Diversified - 36.8%
246,375	B&G Foods, Inc., Class A	2,825,921
80,680	Cal-Maine Foods, Inc.	2,548,681
133,705	Campbell Soup Co.	4,800,010
108,005	ConAgra Foods, Inc.	2,535,957
78,310	Corn Products International, Inc.	2,610,855
134,433	General Mills, Inc.	4,597,609
108,372	H.J. Heinz Co.	4,820,387
89,608	Kellogg Co.	4,484,880
67,711	McCormick & Co., Inc.	2,663,074
184,305	Sara Lee Corp.	2,725,871
		34,613,245
	Food-Retail - 5.6%
79,091	Ruddick Corp.	2,803,776
64,597	Whole Foods Market, Inc.*	2,452,748
		5,256,524
	Poultry - 2.4%
47,612	Sanderson Farms, Inc.	2,225,861

	Retail-Restaurants - 26.3%
137,379	Burger King Holdings, Inc.	2,373,909
18,354	Chipotle Mexican Grill, Inc.*	2,714,556
71,601	McDonald’s Corp.	4,992,738
32,308	Panera Bread Co., Class A*	2,526,809
105,177	Papa John’s International, Inc.*	2,664,133
184,934	Starbucks Corp.	4,595,610
116,922	Yum! Brands, Inc.	4,828,879
		24,696,634
	Total Common Stocks (Cost $90,113,687)	93,807,914

	Money Market Fund - 0.0%
34,995	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $34,995)	34,995

	Total Investments (Cost $90,148,682)(a)-99.9%	93,842,909
	Other assets less liabilities-0.1%	107,381
	Net Assets-100.0%	$93,950,290

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $90,230,794. The net unrealized appreciation was $3,612,115 which consisted of aggregate gross unrealized appreciation of $5,041,110 and aggregate gross unrealized depreciation of $1,428,995.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Healthcare Services Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Dental Supplies & Equipment - 2.7%
14,570	Patterson Cos., Inc.	$388,727

	Dialysis Centers - 2.7%
6,823	DaVita, Inc.*	391,094

	Diversified Operations/Commercial Services - 2.8%
7,606	Chemed Corp.	402,509

	Health Care Cost Containment - 3.3%
12,206	CorVel Corp.*	485,677

	Human Resources - 2.5%
8,077	Emergency Medical Services Corp., Class A*	361,365

	Medical Products - 2.8%
7,677	Henry Schein, Inc.*	402,966

	Medical-HMO - 39.4%
27,214	Aetna, Inc.	757,910
12,052	AMERIGROUP Corp.*	430,980
18,969	Centene Corp.*	404,229
23,712	CIGNA Corp.	729,381
20,909	Coventry Health Care, Inc.*	414,626
17,562	Health Net, Inc.*	413,585
24,920	Healthspring, Inc.*	468,496
17,230	Humana, Inc.*	810,155
10,638	Magellan Health Services, Inc.*	447,753
27,298	UnitedHealth Group, Inc.	831,224
		5,708,339
	Medical-Hospitals - 9.7%
11,106	Community Health Systems, Inc.*	360,168
46,546	Health Management Associates, Inc., Class A*	333,269
75,674	Tenet Healthcare Corp.*	348,100
10,212	Universal Health Services, Inc., Class B	367,326
		1,408,863
	Medical-Nursing Homes - 5.4%
13,058	Assisted Living Concepts, Inc., Class A*	410,805
27,907	Kindred Healthcare, Inc.*	371,163
		781,968
	Medical-Outpatient/Home Medicine - 6.0%
11,903	Almost Family, Inc.*	312,811
8,708	Amedisys, Inc.*	228,759
13,868	Lincare Holdings, Inc.	329,504
		871,074
	Medical-Wholesale Drug Distribution - 10.3%
25,370	AmerisourceBergen Corp.	760,339
23,008	Cardinal Health, Inc.	742,468
		1,502,807
	Pharmacy Services - 12.4%
15,776	Express Scripts, Inc.*	712,760
13,765	Medco Health Solutions, Inc.*	660,720
17,238	Omnicare, Inc.	424,572
		1,798,052
	Total Common Stocks (Cost $16,271,589)	14,503,441

	Money Market Fund - 0.2%
19,548	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $19,548)	19,548

	Total Investments (Cost $16,291,137)(a)-100.2%	14,522,989
	Liabilities in excess of other assets-(0.2%)	(24,118)
	Net Assets-100.0%	$14,498,871

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $16,314,046. The net unrealized depreciation was $1,791,057 which consisted of aggregate gross unrealized appreciation of $46,539 and aggregate gross unrealized depreciation of $1,837,596.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Insurance Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Insurance Brokers - 12.6%
22,116	Aon Corp.	$833,110
19,284	Arthur J. Gallagher & Co.	490,199
40,023	Marsh & McLennan Cos., Inc.	941,341
		2,264,650
	Investment Management/Advisor Services - 2.0%
34,155	National Financial Partners Corp.*	366,483

	Life/Health Insurance - 31.3%
19,704	Aflac, Inc.	969,240
50,598	American Equity Investment Life Holding Co.	546,458
19,489	FBL Financial Group, Inc., Class A	442,205
22,125	Protective Life Corp.	497,591
15,126	Prudential Financial, Inc.	866,569
11,127	StanCorp Financial Group, Inc.	419,377
9,240	Torchmark Corp.	490,367
32,567	Universal American Financial Corp.*	545,172
37,788	Unum Group	862,322
		5,639,301
	Multi-line Insurance - 16.9%
17,065	American Financial Group, Inc.	502,906
13,721	Assurant, Inc.	511,656
18,256	CNA Financial Corp.*	512,263
30,978	Horace Mann Educators Corp.	521,050
26,850	Loews Corp.	997,478
		3,045,353
	Property/Casualty Insurance - 34.5%
1,630	Alleghany Corp.*	489,359
36,152	AmTrust Financial Services, Inc.	463,830
17,375	Chubb Corp. (The)	914,446
28,997	CNA Surety Corp.*	500,198
18,992	HCC Insurance Holdings, Inc.	496,071
10,174	Infinity Property & Casualty Corp.	488,759
54,790	Meadowbrook Insurance Group, Inc.	501,876
11,019	Mercury General Corp.	475,250
8,089	ProAssurance Corp.*	481,376
44,558	Progressive Corp. (The)	875,119
13,178	Safety Insurance Group, Inc.	516,578
		6,202,862
	Reinsurance - 2.7%
10,137	Reinsurance Group of America, Inc.	486,373

	Total Common Stocks (Cost $17,383,881)	18,005,022

	Money Market Fund - 0.1%
19,004	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $19,004)	19,004

	Total Investments (Cost $17,402,885)(a)-100.1%	18,024,026
	Liabilities in excess of other assets-(0.1%)	(17,212)
	Net Assets-100.0%	$18,006,814

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $17,405,143. The net unrealized appreciation was $618,883 which consisted of aggregate gross unrealized appreciation of $1,021,763 and aggregate gross unrealized depreciation of $402,880.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Leisure and Entertainment Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Commercial Services - 1.4%
166,721	Global Cash Access Holdings, Inc.*	$685,223

	Entertainment - 5.0%
83,310	Cinemark Holdings, Inc.	1,215,493
87,409	Regal Entertainment Group, Class A	1,166,910
		2,382,403
	Leisure Time - 5.7%
98,527	Interval Leisure Group, Inc.*	1,370,510
35,897	Life Time Fitness, Inc.*	1,305,215
		2,675,725
	Lodging - 5.2%
73,013	Marriott International, Inc., Class A	2,475,871

	Media - 26.2%
167,731	CBS Corp., Class B	2,479,064
64,849	Discovery Communications, Inc., Class A*	2,503,820
29,485	Scripps Networks Interactive, Inc., Class A	1,256,946
72,663	Viacom, Inc., Class B*	2,400,785
73,078	Walt Disney Co. (The)	2,461,998
80,390	World Wrestling Entertainment, Inc., Class A	1,289,456
		12,392,069
	Retail - 56.4%
57,446	BJ’s Restaurants, Inc.*	1,464,873
45,871	Bob Evans Farms, Inc.	1,202,738
74,923	Brinker International, Inc.	1,177,790
70,072	Burger King Holdings, Inc.	1,210,844
32,941	CEC Entertainment, Inc.*	1,144,041
52,241	Cheesecake Factory, Inc. (The)*	1,224,529
9,363	Chipotle Mexican Grill, Inc.*	1,384,788
26,734	Cracker Barrel Old Country Store, Inc.	1,309,431
31,049	Darden Restaurants, Inc.	1,300,643
49,431	HSN, Inc.*	1,453,271
36,522	McDonald’s Corp.	2,546,679
30,646	P.F. Chang’s China Bistro, Inc.	1,268,744
16,482	Panera Bread Co., Class A*	1,289,057
53,650	Papa John’s International, Inc.*	1,358,955
123,802	Ruby Tuesday, Inc.*	1,265,256
94,330	Starbucks Corp.	2,344,101
91,240	Texas Roadhouse, Inc.*	1,229,915
59,637	Yum! Brands, Inc.	2,463,008
		26,638,663
	Total Common Stocks (Cost $48,606,360)	47,249,954

	Money Market Fund - 0.1%
35,074	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $35,074)	35,074

	Total Investments (Cost $48,641,434)(a)-100.0%	47,285,028
	Liabilities in excess of other assets-(0.0%)	(11,568)
	Net Assets-100.0%	$47,273,460

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $48,667,638. The net unrealized depreciation was $1,382,610 which consisted of aggregate gross unrealized appreciation of $1,051,463 and aggregate gross unrealized depreciation of $2,434,073.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Media Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks - 99.3%
	Advertising Agencies - 5.0%
114,130	Omnicom Group, Inc.	$4,252,484

	Advertising Sales - 3.3%
253,468	Clear Channel Outdoor Holdings, Inc., Class A*	2,790,683

	Broadcast Services/Program - 8.6%
62,733	Discovery Communications, Inc., Class A*	2,422,121
56,171	Liberty Media Corp. - Capital, Series A*	2,619,815
52,296	Scripps Networks Interactive, Inc., Class A	2,229,379
		7,271,315
	Cable/Satellite TV - 15.8%
239,408	Comcast Corp., Class A	4,661,274
114,906	DIRECTV, Class A*	4,269,907
79,127	Time Warner Cable, Inc.	4,523,690
		13,454,871
	Direct Marketing - 2.3%
172,927	Harte-Hanks, Inc.	1,950,617

	Internet Content-Information/News - 2.9%
298,262	Dice Holdings, Inc.*	2,445,748

	Multimedia - 23.4%
267,531	E.W. Scripps Co. (The), Class A*	2,102,793
84,965	McGraw-Hill Cos., Inc. (The)	2,607,576
70,332	Meredith Corp.	2,233,041
328,093	News Corp., Class A	4,281,614
139,744	Time Warner, Inc.	4,396,346
128,869	Viacom, Inc., Class B*	4,257,832
		19,879,202
	Printing-Commercial - 2.6%
64,678	Valassis Communications, Inc.*	2,235,918

	Publishing-Books - 5.5%
59,665	John Wiley & Sons, Inc., Class A	2,349,608
90,341	Scholastic Corp.	2,288,337
		4,637,945
	Publishing-Newspapers - 9.5%
152,013	Gannett Co., Inc.	2,003,531
488,069	McClatchy Co. (The), Class A*	1,708,242
254,559	New York Times Co. (The), Class A*	2,224,846
5,068	Washington Post Co. (The), Class B	2,131,043
		8,067,662
	Publishing-Periodicals - 2.5%
115,351	Dex One Corp.*	2,090,160

	Radio - 1.9%
188,985	Entercom Communications Corp., Class A*	1,583,694

	Retail-Discount - 3.0%
87,648	HSN, Inc.*	2,576,851

	Television - 5.1%
324,931	Belo Corp., Class A*	1,965,833
162,239	CBS Corp., Class B	2,397,892
		4,363,725
	Web Portals/ISP - 7.9%
114,511	AOL, Inc.*	2,395,570
8,935	Google, Inc., Class A*	4,332,135
		6,727,705
	Total Common Stocks (Cost $86,401,036)	84,328,580

	Money Market Fund - 0.1%
68,335	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $68,335)	68,335

	Total Investments (Cost $86,469,371)(a)-99.4%	84,396,915
	Other assets less liabilities-0.6%	549,752
	Net Assets-100.0%	$84,946,667

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $86,882,936. The net unrealized depreciation was $2,486,021 which consisted of aggregate gross unrealized appreciation of $3,826,722 and aggregate gross unrealized depreciation of $6,312,743.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Networking Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Computers - 3.2%
96,587	NetScout Systems, Inc.*	$1,530,904

	Electrical Components & Equipment - 5.1%
50,456	Belden, Inc.	1,205,394
61,707	Molex, Inc.	1,216,245
		2,421,639
	Electronics - 5.3%
56,508	Amphenol Corp., Class A	2,531,559

	Internet - 16.1%
60,871	Blue Coat Systems, Inc.*	1,333,075
18,586	F5 Networks, Inc.*	1,632,408
41,097	McAfee, Inc.*	1,360,311
169,087	Symantec Corp.*	2,193,058
62,471	Websense, Inc.*	1,159,462
		7,678,314
	Semiconductors - 12.6%
69,410	Broadcom Corp., Class A	2,500,842
124,703	Emulex Corp.*	1,084,916
161,343	PMC - Sierra, Inc.*	1,306,878
72,118	QLogic Corp.*	1,148,119
		6,040,755
	Software - 14.2%
54,944	Citrix Systems, Inc.*	3,023,019
68,924	Solarwinds, Inc.*	952,530
36,182	VMware, Inc., Class A*	2,805,190
		6,780,739
	Telecommunications - 43.4%
44,585	Acme Packet, Inc.*	1,259,972
158,214	ADC Telecommunications, Inc.*	2,014,064
47,641	ADTRAN, Inc.	1,504,503
119,129	Arris Group, Inc.*	1,110,282
38,435	Atheros Communications, Inc.*	1,016,221
103,448	Cisco Systems, Inc.*	2,386,545
113,637	JDS Uniphase Corp.*	1,232,962
90,004	Juniper Networks, Inc.*	2,500,311
51,332	LogMeIn, Inc.*	1,462,962
57,545	NETGEAR, Inc.*	1,381,080
67,373	QUALCOMM, Inc.	2,565,564
91,168	Tekelec*	1,289,116
145,204	Tellabs, Inc.	1,013,524
		20,737,106
	Total Common Stocks (Cost $46,195,054)	47,721,016

	Money Market Fund - 0.1%
21,995	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $21,995)	21,995

	Total Investments (Cost $46,217,049)(a)-100.0%	47,743,011
	Other assets less liabilities-0.0%	6,091
	Net Assets-100.0%	$47,749,102

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $46,355,549. The net unrealized appreciation was $1,387,462 which consisted of aggregate gross unrealized appreciation of $4,064,835 and aggregate gross unrealized depreciation of $2,677,373.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Oil & Gas Services Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Oil & Gas Drilling - 22.2%
131,431	Atwood Oceanics, Inc.*	$3,574,923
103,677	Diamond Offshore Drilling, Inc.	6,167,745
94,702	Helmerich & Payne, Inc.	3,838,272
187,513	Nabors Industries Ltd. (Bermuda)*	3,452,114
254,337	Patterson-UTI Energy, Inc.	4,178,757
144,061	Pride International, Inc.*	3,427,211
144,119	Rowan Cos., Inc.*	3,640,446
87,265	Unit Corp.*	3,569,139
		31,848,607
	Oil Field Machinery & Equipment - 28.8%
180,719	Cameron International Corp.*	7,154,665
274,279	Complete Production Services, Inc.*	5,279,871
112,108	Dresser-Rand Group, Inc.*	4,171,539
73,255	Dril-Quip, Inc.*	3,829,772
112,501	FMC Technologies, Inc.*	7,119,063
89,512	Lufkin Industries, Inc.	3,679,838
171,571	National Oilwell Varco, Inc.	6,718,720
133,798	T-3 Energy Services, Inc.*	3,393,117
		41,346,585
	Oil-Field Services - 44.5%
171,526	Baker Hughes, Inc.	8,279,560
55,153	CARBO Ceramics, Inc.	4,423,271
139,937	Exterran Holdings, Inc.*	3,732,120
263,472	Halliburton Co.	7,872,543
555,822	Newpark Resources, Inc.*	4,441,018
77,120	Oceaneering International, Inc.*	3,815,898
91,404	Oil States International, Inc.*	4,199,100
316,064	RPC, Inc.	5,271,947
116,509	Schlumberger Ltd.	6,950,927
48,898	SEACOR Holdings, Inc.*	4,049,732
174,175	Smith International, Inc.	7,224,779
354,710	TETRA Technologies, Inc.*	3,696,078
		63,956,973
	Seismic Data Collection - 2.0%
657,160	ION Geophysical Corp.*	2,884,933

	Transportation-Services - 2.5%
109,796	Bristow Group, Inc.*	3,670,480

	Total Common Stocks (Cost $127,332,813)	143,707,578

	Money Market Fund - 0.0%
43,823	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $43,823)	43,823

	Total Investments (Cost $127,376,636)(a)-100.0%	143,751,401
	Liabilities in excess of other assets-(0.0%)	(7,427)
	Net Assets-100.0%	$143,743,974

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $127,666,628. The net unrealized appreciation was $16,084,773 which consisted of aggregate gross unrealized appreciation of $21,259,729 and aggregate gross unrealized depreciation of $5,174,956.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Pharmaceuticals Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Products-Miscellaneous - 2.8%
182,511	Prestige Brands Holdings, Inc.*	$1,500,240

	Medical Products - 10.1%
33,364	Baxter International, Inc.	1,460,342
27,065	Hospira, Inc.*	1,410,087
44,308	Johnson & Johnson	2,573,852
		5,444,281
	Medical-Biomedical/Genetics - 22.0%
49,887	Amgen, Inc.*	2,720,338
29,707	Biogen Idec, Inc.*	1,660,027
26,705	Celgene Corp.*	1,472,781
28,962	Genzyme Corp.*	2,014,597
71,913	Gilead Sciences, Inc.*	2,396,141
167,637	Medicines Co. (The)*	1,543,937
		11,807,821
	Medical-Drugs - 47.8%
54,313	Abbott Laboratories	2,665,682
23,409	Allergan, Inc.	1,429,354
111,294	Bristol-Myers Squibb Co.	2,773,446
23,938	Cephalon, Inc.*	1,358,482
78,779	Eli Lilly & Co.	2,804,532
67,287	Endo Pharmaceuticals Holdings, Inc.*	1,615,561
54,443	Forest Laboratories, Inc.*	1,510,793
162,513	King Pharmaceuticals, Inc.*	1,423,614
60,758	Medicis Pharmaceutical Corp., Class A	1,540,215
76,673	Merck & Co., Inc.	2,642,152
169,608	Pfizer, Inc.	2,544,120
39,215	Salix Pharmaceuticals Ltd.*	1,663,108
30,314	Valeant Pharmaceuticals International*	1,707,284
		25,678,343
	Medical-Generic Drugs - 11.8%
66,856	Impax Laboratories, Inc.*	1,095,770
72,479	Mylan, Inc.*	1,261,135
50,756	Par Pharmaceutical Cos., Inc.*	1,339,958
23,717	Perrigo Co.	1,328,389
31,906	Watson Pharmaceuticals, Inc.*	1,292,193
		6,317,445
	Therapeutics - 5.5%
247,843	Inspire Pharmaceuticals, Inc.*	1,251,607
148,784	Questcor Pharmaceuticals, Inc.*	1,673,820
		2,925,427
	Total Common Stocks (Cost $57,476,336)	53,673,557

	Money Market Fund - 0.0%
30,750	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $30,750)	30,750

	Total Investments (Cost $57,507,086)(a)-100.0%	53,704,307
	Liabilities in excess of other assets-(0.0%)	(8,229)
	Net Assets-100.0%	$53,696,078

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $57,778,705. The net unrealized depreciation was $4,074,398 which consisted of aggregate gross unrealized appreciation of $5,106,229 and aggregate gross unrealized depreciation of $9,180,627.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Retail Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Distribution/Wholesale - 3.0%
8,849	Genuine Parts Co.	$379,003

	Food-Retail - 5.8%
10,884	Ruddick Corp.	385,838
8,889	Whole Foods Market, Inc.*	337,515
		723,353
	Rental Auto/Equipment - 2.6%
14,838	Rent-A-Center, Inc.*	326,287

	Retail-Apparel/Shoe - 30.6%
27,433	American Eagle Outfitters, Inc.	337,700
21,545	Brown Shoe Co., Inc.	314,988
7,625	Children’s Place Retail Stores, Inc. (The)*	319,106
13,121	Dress Barn, Inc. (The)*	324,089
21,584	Finish Line, Inc. (The), Class A	308,867
30,223	Gap, Inc. (The)	547,338
11,548	Genesco, Inc.*	315,145
7,874	J.Crew Group, Inc.*	280,551
26,503	Limited Brands, Inc.	679,537
6,858	Ross Stores, Inc.	361,142
		3,788,463
	Retail-Bedding - 4.5%
14,684	Bed Bath & Beyond, Inc.*	556,230

	Retail-Building Products - 4.5%
19,458	Home Depot, Inc. (The)	554,747

	Retail-Consumer Electronics - 4.4%
15,594	Best Buy Co., Inc.	540,488

	Retail-Discount - 24.4%
23,519	99 Cents Only Stores*	390,886
10,172	Big Lots, Inc.*	349,001
21,795	Dollar General Corp.*	635,978
8,821	Family Dollar Stores, Inc.	364,749
12,082	Target Corp.	620,048
13,031	Wal-Mart Stores, Inc.	667,057
		3,027,719
	Retail-Fabric Store - 2.7%
7,867	Jo-Ann Stores, Inc.*	329,549

	Retail-Home Furnishings - 4.8%
16,700	Kirkland’s, Inc.*	281,562
45,204	Pier 1 Imports, Inc.*	315,976
		597,538
	Retail-Miscellaneous/Diversified - 3.4%
14,968	PriceSmart, Inc.	419,104

	Retail-Perfume & Cosmetics - 2.9%
14,049	Ulta Salon, Cosmetics & Fragrance, Inc.*	354,878

	Retail-Regional Department Store - 2.8%
35,688	Retail Ventures, Inc.*	345,817

	Transportation-Equipment & Leasing - 3.6%
6,576	Amerco, Inc.*	448,286

	Total Common Stocks (Cost $13,711,562)	12,391,462

	Money Market Fund - 0.2%
21,781	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $21,781)	21,781

	Total Investments (Cost $13,733,343)(a)-100.2%	12,413,243
	Liabilities in excess of other assets-(0.2%)	(24,695)
	Net Assets-100.0%	$12,388,548

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $13,733,360. The net unrealized depreciation was $1,320,117 which consisted of aggregate gross unrealized appreciation of $198,695 and aggregate gross unrealized depreciation of $1,518,812.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Semiconductors Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Electronic Components-Miscellaneous - 2.9%
92,157	Vishay Intertechnology, Inc.*	$782,413

	Electronic Components-Semiconductors - 56.7%
160,576	Advanced Micro Devices, Inc.*	1,202,714
58,385	Altera Corp.	1,618,432
110,223	Amkor Technology, Inc.*	635,987
39,865	Broadcom Corp., Class A	1,436,336
75,062	Fairchild Semiconductor International, Inc.*	681,563
64,245	Intel Corp.	1,323,447
151,334	Lattice Semiconductor Corp.*	841,417
140,829	LSI Corp.*	567,541
26,952	Microchip Technology, Inc.	820,688
151,390	Micron Technology, Inc.*	1,102,119
48,489	Microsemi Corp.*	773,884
53,425	National Semiconductor Corp.	737,265
56,353	Texas Instruments, Inc.	1,391,356
32,009	Volterra Semiconductor Corp.*	720,843
56,284	Xilinx, Inc.	1,571,449
		15,425,041
	Semiconductor Components-Integrated Circuits - 13.1%
47,176	Analog Devices, Inc.	1,401,599
147,036	Atmel Corp.*	768,998
16,414	Hittite Microwave Corp.*	754,388
67,593	Micrel, Inc.	657,004
		3,581,989
	Semiconductor Equipment - 22.0%
139,003	Entegris, Inc.*	640,804
107,848	Kulicke & Soffa Industries, Inc.*	724,739
19,826	Lam Research Corp.*	836,459
216,942	LTX-Credence Corp.*	607,438
37,795	MKS Instruments, Inc.*	811,081
29,071	Novellus Systems, Inc.*	776,486
68,362	Teradyne, Inc.*	735,575
19,665	Veeco Instruments, Inc.*	851,494
		5,984,076
	Wireless Equipment - 5.3%
28,759	InterDigital, Inc.*	784,833
156,379	RF Micro Devices, Inc.*	652,100
		1,436,933
	Total Common Stocks (Cost $27,299,923)	27,210,452

	Money Market Fund - 0.1%
13,444	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $13,444)	13,444

	Total Investments (Cost $27,313,367)(a)-100.1%	27,223,896
	Liabilities in excess of other assets-(0.1%)	(25,218)
	Net Assets-100.0%	$27,198,678

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $27,320,876. The net unrealized depreciation was $96,980 which consisted of aggregate gross unrealized appreciation of $1,580,485 and aggregate gross unrealized depreciation of $1,677,465.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Software Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Applications Software - 10.4%
193,725	Compuware Corp.*	$1,584,671
112,742	Microsoft Corp.	2,909,871
49,676	Progress Software Corp.*	1,485,312
		5,979,854
	Computer Aided Design - 2.8%
36,282	ANSYS, Inc.*	1,630,876

	Computer Services - 5.5%
41,405	DST Systems, Inc.	1,700,918
54,806	Manhattan Associates, Inc.*	1,472,089
		3,173,007
	Computer Software - 2.9%
70,360	Blackbaud, Inc.	1,666,828

	Computers-Integrated Systems - 8.5%
65,999	Jack Henry & Associates, Inc.	1,676,374
46,391	MICROS Systems, Inc.*	1,659,870
49,676	Teradata Corp.*	1,579,697
		4,915,941
	Consulting Services - 2.8%
26,488	MAXIMUS, Inc.	1,594,313

	Data Processing/Management - 2.5%
77,320	CSG Systems International, Inc.*	1,458,255

	Educational Software - 2.5%
101,509	Renaissance Learning, Inc.	1,410,975

	Electronic Design Automation - 2.8%
74,071	Synopsys, Inc.*	1,617,711

	Electronic Forms - 4.5%
90,673	Adobe Systems, Inc.*	2,604,129

	Enterprise Software/Services - 23.2%
78,593	BMC Software, Inc.*	2,796,339
143,644	CA, Inc.	2,809,677
170,603	Epicor Software Corp.*	1,320,467
61,497	Informatica Corp.*	1,852,904
192,433	Lawson Software, Inc.*	1,533,691
128,878	Oracle Corp.	3,046,676
		13,359,754
	E-Services/Consulting - 2.5%
75,840	Websense, Inc.*	1,407,590

	Industrial Audio & Video Products - 4.9%
44,065	Dolby Laboratories, Inc., Class A*	2,796,806

	Internet Infrastructure Software - 3.3%
139,054	TIBCO Software, Inc.*	1,885,572

	Internet Security - 4.6%
205,277	Symantec Corp.*	2,662,443

	Medical Information Systems - 2.5%
84,349	Allscripts-Misys Healthcare Solutions, Inc.*	1,407,785

	Software Tools - 5.9%
43,933	VMware, Inc., Class A*	3,406,125

	Transactional Software - 8.0%
96,861	Bottomline Technologies, Inc.*	1,372,521
45,749	Solera Holdings, Inc.	1,737,547
77,621	Synchronoss Technologies, Inc.*	1,512,833
		4,622,901
	Total Investments (Cost $55,571,700)(a)-100.1%	57,600,865
	Liabilities in excess of other assets-(0.1%)	(52,303)
	Net Assets-100.0%	$57,548,562

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $55,605,824. The net unrealized appreciation was $1,995,041 which consisted of aggregate gross unrealized appreciation of $5,030,933 and aggregate gross unrealized depreciation of $3,035,892.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Basic Materials Sector Portfolio

July 31, 2010 (Unaudited)

Number
of Shares		Value
	Common Stocks - 100.0%
	Advanced Materials/Products - 1.4%
28,253	STR Holdings, Inc.*	$632,867

	Chemicals-Diversified - 13.2%
20,901	Celanese Corp., Series A	587,109
40,825	Dow Chemical Co. (The)	1,115,747
30,373	E.I. du Pont de Nemours & Co.	1,235,270
20,996	Innophos Holdings, Inc.	615,393
17,147	PPG Industries, Inc.	1,191,202
23,101	Rockwood Holdings, Inc.*	674,780
39,554	Solutia, Inc.*	558,107
		5,977,608
	Chemicals-Plastics - 2.4%
59,984	PolyOne Corp.*	618,435
45,021	Spartech Corp.*	470,920
		1,089,355
	Chemicals-Specialty - 26.6%
13,916	Albemarle Corp.	607,016
17,491	Arch Chemicals, Inc.	599,417
11,178	Ashland, Inc.	568,401
24,670	Balchem Corp.	652,521
21,394	Cabot Corp.	631,123
14,024	Cytec Industries, Inc.	700,078
9,923	Eastman Chemical Co.	621,577
23,261	Ecolab, Inc.	1,137,696
66,508	Ferro Corp.*	709,640
28,094	H.B. Fuller Co.	574,241
13,466	International Flavors & Fragrances, Inc.	611,087
12,404	Lubrizol Corp. (The)	1,159,650
11,211	Minerals Technologies, Inc.	584,878
5,820	NewMarket Corp.	623,846
20,619	Sigma-Aldrich Corp.	1,156,726
8,308	Stepan Co.	548,411
23,380	W.R. Grace & Co.*	600,165
		12,086,473
	Coatings/Paint - 3.5%
14,336	Sherwin-Williams Co. (The)	991,334
19,102	Valspar Corp. (The)	599,994
		1,591,328
	Containers-Metal/Glass - 6.8%
12,167	Ball Corp.	708,606
25,489	Crown Holdings, Inc.*	709,359
10,935	Greif, Inc., Class A	652,054
36,222	Owens-Illinois, Inc.*	1,001,538
		3,071,557
	Containers-Paper/Plastic - 8.3%
189,632	Graphic Packaging Holding Co.*	663,712
27,066	Packaging Corp. of America	649,584
11,645	Rock-Tenn Co., Class A	619,747
28,754	Sealed Air Corp.	621,949
19,387	Sonoco Products Co.	633,955
28,359	Temple-Inland, Inc.	568,881
		3,757,828
	Diversified Manufacturing Operations - 1.2%
22,120	Koppers Holdings, Inc.	549,461

	Diversified Minerals - 1.5%
22,227	AMCOL International Corp.	665,921

	Forestry - 2.5%
70,002	Weyerhaeuser Co.	1,135,432

	Gold Mining - 2.5%
20,413	Newmont Mining Corp.	1,141,087

	Industrial Gases - 5.3%
15,908	Air Products & Chemicals, Inc.	1,154,602
14,157	Praxair, Inc.	1,229,111
		2,383,713
	Metal-Copper - 5.1%
15,683	Freeport-McMoRan Copper & Gold, Inc.	1,121,962
37,266	Southern Copper Corp.	1,170,525
		2,292,487
	Metal-Iron - 2.4%
19,667	Cliffs Natural Resources, Inc.	1,112,562

	Miscellaneous Manufacturing - 1.4%
15,033	AptarGroup, Inc.	647,471

	Non-Ferrous Metals - 1.7%
33,913	Titanium Metals Corp.*	750,834

	Paper & Related Products - 11.6%
97,596	Boise, Inc.*	584,600
49,442	Buckeye Technologies, Inc.*	561,167
9,787	Clearwater Paper Corp.*	603,173
9,791	Domtar Corp.	572,774
47,292	International Paper Co.	1,144,466
54,230	KapStone Paper and Packaging Corp.*	620,391
25,073	MeadWestvaco Corp.	600,749
51,658	P.H. Glatfelter Co.	590,451
		5,277,771
	Steel-Producers - 1.2%
15,401	Carpenter Technology Corp.	538,265

	Water Treatment Systems - 1.4%
26,445	Nalco Holding Co.	644,994

	Total Investments (Cost $41,341,386)(a)-100.0%	45,347,014
	Other assets less liabilities-0.0%	2,861
	Net Assets-100.0%	$45,349,875

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $41,723,054. The net unrealized appreciation was $3,623,960 which consisted of aggregate gross unrealized appreciation of $5,795,724 and aggregate gross unrealized depreciation of $2,171,764.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Consumer Discretionary Sector Portfolio

July 31, 2010 (Unaudited)

Number
of Shares		Value
	Common Stocks - 100.1%
	Apparel - 15.7%
13,513	Coach, Inc.	$499,576
10,566	G-III Apparel Group Ltd.*	272,603
11,103	Hanesbrands, Inc.*	278,130
15,426	Jones Apparel Group, Inc.	269,029
7,674	NIKE, Inc., Class B	565,113
12,592	Perry Ellis International, Inc.*	281,935
8,042	Skechers U.S.A., Inc., Class A*	298,278
7,182	VF Corp.	569,748
10,559	Wolverine World Wide, Inc.	301,882
		3,336,294
	Auto Parts & Equipment - 7.5%
11,695	Autoliv, Inc.	671,761
19,472	Johnson Controls, Inc.	560,988
10,073	TRW Automotive Holdings Corp.*	353,462
		1,586,211
	Commercial Services - 8.1%
5,270	DeVry, Inc.	283,526
12,476	Hillenbrand, Inc.	275,595
12,712	Lincoln Educational Services Corp.*	268,096
6,542	Pre-Paid Legal Services, Inc.*	320,950
12,506	Rent-A-Center, Inc.	275,007
8,294	Valassis Communications, Inc.*	286,724
		1,709,898
	Distribution/Wholesale - 1.5%
8,080	Fossil, Inc.*	319,968

	Home Furnishings - 4.4%
25,524	La-Z-Boy, Inc.*	218,486
9,127	Tempur-Pedic International, Inc.*	279,925
5,324	Whirlpool Corp.	443,489
		941,900
	Household Products/Wares - 2.5%
6,104	Blyth, Inc.	241,413
7,130	Tupperware Brands Corp.	280,851
		522,264
	Leisure Time - 1.5%
5,166	Polaris Industries, Inc.	308,410

	Media - 10.5%
19,497	Gannett Co., Inc.	256,970
32,650	New York Times Co. (The), Class A*	285,361
42,084	News Corp., Class A	549,196
10,150	Time Warner Cable, Inc.	580,276
16,529	Viacom, Inc., Class B	546,118
		2,217,921
	Retail - 45.5%
19,826	99 Cents Only Stores*	329,508
12,382	Bed Bath & Beyond, Inc.*	469,030
8,575	Big Lots, Inc.*	294,208
18,166	Brown Shoe Co., Inc.	265,587
7,492	CEC Entertainment, Inc.*	260,197
11,880	Cheesecake Factory, Inc. (The)*	278,467
6,431	Children’s Place Retail Stores, Inc. (The)*	269,137
6,081	Cracker Barrel Old Country Store, Inc.	297,847
12,949	Darden Restaurants, Inc.	542,434
11,063	Dress Barn, Inc. (The)*	273,256
7,434	Family Dollar Stores, Inc.	307,396
18,198	Finish Line, Inc. (The), Class A	260,413
9,734	Genesco, Inc.*	265,641
7,975	Guess?, Inc.	284,708
6,635	Jo-Ann Stores, Inc.*	277,940
14,080	Kirkland’s, Inc.*	237,389
22,346	Limited Brands, Inc.	572,951
8,307	McDonald’s Corp.	579,247
3,748	Panera Bread Co., Class A*	293,131
9,541	PetSmart, Inc.	296,248
38,110	Pier 1 Imports, Inc.*	266,389
30,090	Retail Ventures, Inc.*	291,572
28,158	Ruby Tuesday, Inc.*	287,775
21,457	Starbucks Corp.	533,207
10,187	Target Corp.	522,797
20,752	Texas Roadhouse, Inc.*	279,737
12,228	Tiffany & Co.	514,432
11,846	Ulta Salon, Cosmetics & Fragrance, Inc.*	299,230
		9,649,874
	Textiles - 1.4%
6,733	UniFirst Corp.	295,983

	Toys/Games/Hobbies - 1.5%
7,546	Hasbro, Inc.	318,064

	Total Investments (Cost $20,868,497)(a)-100.1%	21,206,787
	Liabilities in excess of other assets-(0.1%)	(11,104)
	Net Assets-100.0%	$21,195,683

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $20,869,952. The net unrealized appreciation was $336,835 which consisted of aggregate gross unrealized appreciation of $1,180,908 and aggregate gross unrealized depreciation of $844,073.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Consumer Staples Sector Portfolio

July 31, 2010 (Unaudited)

Number
of Shares		Value
	Common Stocks - 99.8%
	Agriculture - 12.3%
45,929	Altria Group, Inc.	$1,017,786
15,530	Andersons, Inc. (The)	533,766
36,878	Archer-Daniels-Midland Co.	1,008,982
21,122	Philip Morris International, Inc.	1,078,067
17,873	Reynolds American, Inc.	1,033,417
		4,672,018
	Beverages - 12.3%
7,696	Boston Beer Co., Inc., Class A*	533,795
9,165	Brown-Forman Corp., Class B	579,320
10,215	Coca-Cola Bottling Co. Consolidated	527,094
18,130	Coca-Cola Co. (The)	999,144
19,475	Coca-Cola Enterprises, Inc.	558,933
13,426	Dr Pepper Snapple Group, Inc.	504,146
14,818	PepsiCo, Inc.	961,836
		4,664,268
	Cosmetics/Personal Care - 11.9%
19,189	Avon Products, Inc.	597,354
11,934	Colgate-Palmolive Co.	942,547
29,901	Elizabeth Arden, Inc.*	464,362
8,723	Estee Lauder Cos., Inc. (The), Class A	543,007
32,522	Inter Parfums, Inc.	567,509
15,255	Procter & Gamble Co. (The)	932,996
36,701	Revlon, Inc., Class A*	460,230
		4,508,005
	Electrical Components & Equipment - 1.5%
9,046	Energizer Holdings, Inc.*	556,510

	Food - 39.5%
47,954	B&G Foods, Inc., Class A	550,033
15,703	Cal-Maine Foods, Inc.	496,058
14,195	Campbell Soup Co.	509,601
21,022	ConAgra Foods, Inc.	493,597
15,242	Corn Products International, Inc.	508,168
34,864	Del Monte Foods Co.	483,912
12,263	Diamond Foods, Inc.	546,194
26,166	General Mills, Inc.	894,877
21,093	H.J. Heinz Co.	938,217
10,861	Hershey Co. (The)	510,467
12,772	Hormel Foods Corp.	548,174
9,205	J.M. Smucker Co. (The)	565,463
17,442	Kellogg Co.	872,972
9,300	Lancaster Colony Corp.	482,856
13,179	McCormick & Co., Inc.	518,330
8,462	Ralcorp Holdings, Inc.*	494,181
15,394	Ruddick Corp.	545,717
9,267	Sanderson Farms, Inc.	433,232
35,872	Sara Lee Corp.	530,547
357	Seaboard Corp.	541,926
37,736	SUPERVALU, Inc.	425,662
31,261	Sysco Corp.	968,153
28,914	Tyson Foods, Inc., Class A	506,284
16,371	United Natural Foods, Inc.*	552,194
15,052	Weis Markets, Inc.	539,614
12,573	Whole Foods Market, Inc.*	477,397
		14,933,826
	Household Products/Wares - 8.3%
53,733	Central Garden & Pet Co., Class A*	543,241
7,724	Church & Dwight Co., Inc.	511,870
8,091	Clorox Co. (The)	524,944
15,353	Kimberly-Clark Corp.	984,434
15,573	WD-40 Co.	566,234
		3,130,723
	Pharmaceuticals - 2.9%
10,307	Mead Johnson Nutrition Co.	547,714
13,573	USANA Health Sciences, Inc.*	568,709
		1,116,423
	Retail - 11.1%
26,910	CVS Caremark Corp.	825,868
17,674	Nu Skin Enterprises, Inc., Class A	503,356
21,171	PriceSmart, Inc.	592,788
54,018	Sally Beauty Holdings, Inc.*	511,010
29,086	Walgreen Co.	830,405
18,432	Wal-Mart Stores, Inc.	943,534
		4,206,961
	Total Common Stocks (Cost $35,155,675)	37,788,734

	Money Market Fund - 0.1%
26,814	Goldman Sachs Financial Square Prime
	Obligations Institutional Share Class (Cost $26,814)	26,814

	Total Investments (Cost $35,182,489)(a)-99.9%	37,815,548
	Other assets less liabilities-0.1%	23,252
	Net Assets-100.0%	$37,838,800

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $35,276,815. The net unrealized appreciation was $2,538,733 which consisted of aggregate gross unrealized appreciation of $3,517,812 and aggregate gross unrealized depreciation of $979,079.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Energy Sector Portfolio

July 31, 2010 (Unaudited)

Number
of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Coal - 4.1%
17,002	Alliance Holdings GP LP	$649,476
29,621	Penn Virginia GP Holdings LP	585,015
6,664	Walter Energy, Inc.	475,143
		1,709,634
	Energy-Alternate Sources - 1.1%
47,652	Green Plains Renewable Energy, Inc.*	441,258

	Gas-Distribution - 15.9%
14,486	AGL Resources, Inc.	550,468
19,496	Atmos Energy Corp.	565,384
11,943	Energen Corp.	530,747
15,977	Laclede Group, Inc. (The)	558,236
10,878	National Fuel Gas Co.	522,688
13,104	Nicor, Inc.	573,824
35,342	NiSource, Inc.	583,143
20,808	Piedmont Natural Gas Co., Inc.	553,909
24,287	Southern Union Co.	548,158
17,850	Southwest Gas Corp.	574,234
20,227	UGI Corp.	545,320
15,619	WGL Holdings, Inc.	563,534
		6,669,645
	Oil & Gas Drilling - 2.6%
19,474	Atwood Oceanics, Inc.*	529,693
14,031	Helmerich & Payne, Inc.	568,676
		1,098,369
	Oil Companies-Exploration & Production - 19.1%
10,842	Apache Corp.	1,036,278
7,194	Cimarex Energy Co.	495,451
20,587	Continental Resources, Inc.*	937,326
15,205	Devon Energy Corp.	950,160
41,631	Energy Partners Ltd.*	532,461
19,847	Forest Oil Corp.*	567,426
40,268	Gulfport Energy Corp.*	525,900
11,766	Occidental Petroleum Corp.	916,924
8,299	Pioneer Natural Resources Co.	480,678
12,238	SM Energy Co.	506,898
54,284	W&T Offshore, Inc.	499,956
6,316	Whiting Petroleum Corp.*	555,871
		8,005,329
	Oil Companies-Integrated - 9.7%
13,142	Chevron Corp.	1,001,552
18,719	ConocoPhillips	1,033,663
18,250	Hess Corp.	978,018
31,223	Marathon Oil Corp.	1,044,409
		4,057,642
	Oil Field Machinery & Equipment - 4.9%
16,694	FMC Technologies, Inc.*	1,056,396
25,462	National Oilwell Varco, Inc.	997,092
		2,053,488
	Oil-Field Services - 11.5%
39,105	Halliburton Co.	1,168,457
82,481	Newpark Resources, Inc.*	659,023
11,426	Oceaneering International, Inc.*	565,359
13,542	Oil States International, Inc.*	622,120
46,915	RPC, Inc.	782,542
17,288	Schlumberger Ltd.	1,031,402
		4,828,903
	Pipelines - 26.8%
49,486	Atlas Pipeline Partners LP*	892,727
78,215	Crosstex Energy, Inc.*	605,384
17,710	Dcp Midstream Partners LP	634,018
101,290	Eagle Rock Energy Partners LP	625,972
85,597	El Paso Corp.	1,054,555
10,936	Enbridge Energy Management LLC*	588,904
12,197	Enterprise GP Holdings LP	618,632
29,905	Genesis Energy LP	615,744
18,063	MarkWest Energy Partners LP	628,954
8,846	ONEOK Partners LP	609,312
11,889	ONEOK, Inc.	553,195
48,513	Spectra Energy Corp.	1,008,585
17,054	Spectra Energy Partners LP	595,185
49,156	Williams Cos., Inc. (The)	954,118
26,050	Williams Partners LP	1,207,157
		11,192,442
	Retail-Petroleum Products - 1.3%
20,312	World Fuel Services Corp.	529,128

	Retail-Propane Distribution - 1.6%
21,942	Inergy Holdings LP	662,868

	Transportation-Services - 1.3%
16,268	Bristow Group, Inc.*	543,839

	Total Common Stocks and Other Equity Interests (Cost $37,027,324)	41,792,545

	Money Market Fund - 0.1%
38,956	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $38,956)	38,956

	Total Investments (Cost $37,066,280)(a)-100.0%	41,831,501
	Other assets less liabilities-0.0%	6,240
	Net Assets-100.0%	$41,837,741

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $37,094,033. The net unrealized appreciation was $4,737,468 which consisted of aggregate gross unrealized appreciation of $5,245,343 and aggregate gross unrealized depreciation of $507,875.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Financial Sector Portfolio

July 31, 2010 (Unaudited)

Number
of Shares		Value
	Common Stocks and Other Equity
	Interests - 99.9%
	Commercial Banks-Central U.S. - 6.5%
4,569	BOK Financial Corp.	$222,556
6,213	Commerce Bancshares, Inc.	243,239
4,208	Cullen/Frost Bankers, Inc.	232,324
11,695	International Bancshares Corp.	202,791
6,409	Prosperity Bancshares, Inc.	217,137
		1,118,047
	Commercial Banks-Eastern U.S. - 9.0%
11,510	CIT Group, Inc.*	418,503
10,109	Community Bank System, Inc.	250,198
23,215	Fulton Financial Corp.	211,489
5,344	M&T Bank Corp.	466,745
10,709	S&T Bancorp, Inc.	217,393
		1,564,328
	Commercial Banks-Southern U.S. - 5.4%
6,545	Bank of the Ozarks, Inc.	245,110
1,155	First Citizens BancShares, Inc., Class A	218,307
9,977	Republic Bancorp, Inc., Class A	247,230
10,326	Trustmark Corp.	227,172
		937,819
	Commercial Banks-Western U.S. - 1.1%
14,666	First Interstate BancSystem, Inc.	195,058

	Diversified Banking Institution - 2.6%
2,936	Goldman Sachs Group, Inc. (The)	442,808

	Finance-Auto Loans - 1.6%
4,845	Credit Acceptance Corp.*	271,223

	Finance-Consumer Loans - 4.3%
11,051	Encore Capital Group, Inc.*	243,122
11,666	Nelnet, Inc., Class A	235,186
6,465	World Acceptance Corp.*	267,845
		746,153
	Finance-Credit Card - 2.7%
10,622	American Express Co.	474,166

	Finance-Investment Banker/Broker - 1.3%
8,170	Raymond James Financial, Inc.	217,976

	Insurance Brokers - 6.4%
10,729	Aon Corp.	404,161
9,354	Arthur J. Gallagher & Co.	237,779
19,416	Marsh & McLennan Cos., Inc.	456,664
		1,098,604
	Investment Management/Advisor Services - 5.9%
4,318	Franklin Resources, Inc.	434,304
16,570	National Financial Partners Corp.*	177,796
29,489	Och-Ziff Capital Management Group LLC, Class A	405,179
		1,017,279
	Life/Health Insurance - 13.4%
9,560	Aflac, Inc.	470,257
24,546	American Equity Investment Life Holding Co.	265,097
9,454	FBL Financial Group, Inc., Class A	214,511
10,733	Protective Life Corp.	241,385
5,399	StanCorp Financial Group, Inc.	203,488
4,483	Torchmark Corp.	237,913
15,798	Universal American Financial Corp.*	264,459
18,332	Unum Group	418,336
		2,315,446
	Multi-line Insurance - 6.9%
8,280	American Financial Group, Inc.	244,012
6,657	Assurant, Inc.	248,239
16,237	CNA Financial Corp.*	455,610
15,028	Horace Mann Educators Corp.	252,771
		1,200,632
	Property/Casualty Insurance - 17.4%
792	Alleghany Corp.*	237,774
17,538	AmTrust Financial Services, Inc.	225,013
8,429	Chubb Corp. (The)	443,618
14,067	CNA Surety Corp.*	242,656
9,213	HCC Insurance Holdings, Inc.	240,644
4,936	Infinity Property & Casualty Corp.	237,125
26,580	Meadowbrook Insurance Group, Inc.	243,473
5,345	Mercury General Corp.	230,530
3,924	ProAssurance Corp.*	233,517
21,616	Progressive Corp. (The)	424,538
6,392	Safety Insurance Group, Inc.	250,566
		3,009,454
	Reinsurance - 1.4%
4,918	Reinsurance Group of America, Inc.	235,966

	Retail-Pawn Shops - 4.2%
6,251	Cash America International, Inc.	209,409
12,615	EZCORP, Inc., Class A*	251,038
10,984	First Cash Financial Services, Inc.*	263,396
		723,843
	S&L/Thrifts-Eastern U.S. - 2.6%
23,192	Brookline Bancorp, Inc.	224,499
16,910	Investors Bancorp, Inc.*	222,028
		446,527
	Super-Regional Banks-U.S. - 7.2%
11,114	Comerica, Inc.	426,333
6,748	PNC Financial Services Group, Inc.	400,764
17,674	U.S. Bancorp	422,408
		1,249,505
	Total Common Stocks and Other Equity Interests (Cost $16,076,096)	17,264,834

	Money Market Fund - 0.2%
30,922	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $30,922)	30,922

	Total Investments (Cost $16,107,018)(a)-100.1%	17,295,756

Liabilities in excess of other assets-(0.1%)	(13,081)
Net Assets-100.0%	$17,282,675

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $16,118,220. The net unrealized appreciation was $1,177,536 which consisted of aggregate gross unrealized appreciation of $1,457,006 and aggregate gross unrealized depreciation of $279,470.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Healthcare Sector Portfolio

July 31, 2010 (Unaudited)

Number
of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 1.4%
92,777	Incyte Corp.*	$1,207,956

	Commercial Services - 5.5%
21,014	Chemed Corp.	1,112,061
33,715	CorVel Corp.*	1,341,520
22,325	Emergency Medical Services Corp., Class A*	998,820
53,615	PAREXEL International Corp.*	1,100,716
		4,553,117
	Electronics - 7.4%
10,442	Mettler-Toledo International, Inc.*	1,219,626
52,705	PerkinElmer, Inc.	1,025,639
42,113	Thermo Fisher Scientific, Inc.*	1,889,189
32,036	Waters Corp.*	2,055,430
		6,189,884
	Healthcare-Products - 31.4%
53,010	American Medical Systems Holdings, Inc.*	1,185,304
40,664	Arthrocare Corp.*	1,088,982
93,905	Bruker Corp.*	1,236,729
68,103	Cyberonics, Inc.*	1,622,213
36,875	DENTSPLY International, Inc.	1,106,988
42,896	Hill-Rom Holdings, Inc.	1,417,284
42,113	Hospira, Inc.*	2,194,087
18,910	IDEXX Laboratories, Inc.*	1,110,773
60,890	Immucor, Inc.*	1,170,306
30,353	Integra LifeSciences Holdings Corp.*	1,096,654
50,059	Invacare Corp.	1,192,906
28,885	Kinetic Concepts, Inc.*	1,025,706
40,252	Patterson Cos., Inc.	1,073,923
33,802	Sirona Dental Systems, Inc.*	1,040,426
58,718	St. Jude Medical, Inc.*	2,159,061
37,572	STERIS Corp.	1,194,414
41,344	Stryker Corp.	1,925,390
21,324	Teleflex, Inc.	1,208,431
39,201	Zimmer Holdings, Inc.*	2,077,261
		26,126,838
	Healthcare-Services - 30.2%
75,189	Aetna, Inc.	2,094,014
32,882	Almost Family, Inc.*	864,139
24,054	Amedisys, Inc.*	631,899
33,293	AMERIGROUP Corp.*	1,190,558
36,074	Assisted Living Concepts, Inc., Class A*	1,134,888
52,405	Centene Corp.*	1,116,750
65,505	CIGNA Corp.	2,014,934
30,679	Community Health Systems, Inc.*	994,920
34,564	DaVita, Inc.*	1,981,208
128,591	Health Management Associates, Inc., Class A*	920,712
48,514	Health Net, Inc.*	1,142,505
68,849	Healthspring, Inc.*	1,294,361
47,611	Humana, Inc.*	2,238,669
77,105	Kindred Healthcare, Inc.*	1,025,496
38,313	Lincare Holdings, Inc.	910,317
29,390	Magellan Health Services, Inc.*	1,237,025
209,073	Tenet Healthcare Corp.*	961,736
75,420	UnitedHealth Group, Inc.	2,296,539
28,219	Universal Health Services, Inc., Class B	1,015,037
		25,065,707
	Pharmaceuticals - 22.8%
36,427	Allergan, Inc.	2,224,233
70,091	AmerisourceBergen Corp.	2,100,627
63,568	Cardinal Health, Inc.	2,051,339
43,588	Express Scripts, Inc.*	1,969,306
56,745	Impax Laboratories, Inc.*	930,051
38,030	Medco Health Solutions, Inc.*	1,825,440
46,514	Neogen Corp.*	1,388,908
47,627	Omnicare, Inc.	1,173,053
20,129	Perrigo Co.	1,127,425
126,282	Questcor Pharmaceuticals, Inc.*	1,420,673
25,728	Valeant Pharmaceuticals International*	1,449,001
98,267	ViroPharma, Inc.*	1,294,176
		18,954,232
	Software - 1.3%
63,578	Allscripts-Misys Healthcare Solutions, Inc.*	1,061,117

	Total Common Stocks (Cost $80,444,775)	83,158,851

	Money Market Fund - 0.1%
54,384	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $54,384)	54,384

	Total Investments (Cost $80,499,159)(a)-100.1%	83,213,235
	Liabilities in excess of other assets-(0.1%)	(88,791)
	Net Assets-100.0%	$83,124,444

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $80,584,222. The net unrealized appreciation was $2,629,013 which consisted of aggregate gross unrealized appreciation of $7,288,907 and aggregate gross unrealized depreciation of $4,659,894.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Industrials Sector Portfolio

July 31, 2010 (Unaudited)

Number
of Shares		Value
	Common Stocks - 99.9%
	Aerospace/Defense - 6.9%
11,320	Curtiss-Wright Corp.	$342,883
10,123	General Dynamics Corp.	620,033
8,319	L-3 Communications Holdings, Inc.	607,620
9,538	Teledyne Technologies, Inc.*	391,344
		1,961,880

	Auto Manufacturers - 1.3%
10,552	Oshkosh Corp.*	362,778

	Commercial Services - 3.9%
17,463	Deluxe Corp.	359,389
17,635	Rollins, Inc.	385,148
8,151	Towers Watson & Co., Class A	362,801
		1,107,338
	Distribution/Wholesale - 2.6%
6,755	W.W. Grainger, Inc.	756,628

	Electrical Components & Equipment - 5.5%
16,930	AMETEK, Inc.	749,491
16,663	EnerSys*	403,578
8,791	Hubbell, Inc., Class B	414,847
		1,567,916
	Electronics - 5.2%
12,893	Brady Corp., Class A	358,554
11,185	II-VI, Inc.*	383,422
9,779	Thomas & Betts Corp.*	387,640
11,572	Watts Water Technologies, Inc., Class A	372,618
		1,502,234
	Engineering & Construction - 1.6%
13,639	Exponent, Inc.*	450,223

	Environmental Control - 1.4%
10,648	Waste Connections, Inc.*	406,434

	Food - 1.2%
12,028	M&F Worldwide Corp.*	338,949

	Hand/Machine Tools - 1.3%
6,219	Regal-Beloit Corp.	378,302

	Household Products/Wares - 1.4%
10,969	Avery Dennison Corp.	393,239

	Machinery-Construction & Mining - 2.8%
13,478	Joy Global, Inc.	800,189

	Machinery-Diversified - 17.5%
30,042	Altra Holdings, Inc.*	435,609
13,594	Applied Industrial Technologies, Inc.	380,632
18,174	Briggs & Stratton Corp.	344,761
11,917	Deere & Co.	794,626
8,233	Gardner Denver, Inc.	417,989
13,225	Gorman-Rupp Co. (The)	395,956
11,831	Graco, Inc.	373,505
12,276	IDEX Corp.	394,919
4,434	NACCO Industries, Inc., Class A	394,803
12,865	Rockwell Automation, Inc.	696,640
8,649	Wabtec Corp.	385,832
		5,015,272
	Media - 1.2%
24,912	Acacia Research - Acacia Technologies*	333,572

	Metal Fabricate/Hardware - 3.0%
14,831	Ladish Co., Inc.*	436,180
13,023	Timken Co. (The)	437,833
		874,013
	Miscellaneous Manufacturing - 26.0%
8,667	3M Co.	741,375
8,042	A.O. Smith Corp.	439,737
35,138	Blount International, Inc.*	374,220
9,641	Carlisle Cos., Inc.	324,709
11,526	Crane Co.	409,634
17,318	Danaher Corp.	665,184
8,689	Donaldson Co., Inc.	412,467
15,312	Dover Corp.	734,517
9,826	Eaton Corp.	770,948
42,041	General Electric Co.	677,701
11,184	Parker Hannifin Corp.	694,750
10,912	Pentair, Inc.	373,190
18,370	Polypore International, Inc.*	451,167
10,585	Raven Industries, Inc.	370,792
		7,440,391
	Office Furnishings - 1.4%
31,814	Interface, Inc., Class A	395,448

	Retail - 1.3%
7,246	MSC Industrial Direct Co., Class A	365,126

	Transportation - 12.8%
7,173	Atlas Air Worldwide Holdings, Inc.*	419,477
24,119	Heartland Express, Inc.	386,386
9,823	Kansas City Southern*	360,504
12,174	Norfolk Southern Corp.	685,031
9,623	Union Pacific Corp.	718,550
10,952	United Parcel Service, Inc., Class B	711,880
16,634	Werner Enterprises, Inc.	383,081
		3,664,909
	Trucking & Leasing - 1.6%
6,860	Amerco, Inc.*	467,646

	Total Common Stocks (Cost $26,904,533)	28,582,487

	Money Market Fund - 0.2%
46,132	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $46,132)	46,132

	Total Investments (Cost $26,950,665)(a)-100.1%	28,628,619
	Liabilities in excess of other assets-(0.1%)	(34,517)
	Net Assets-100.0%	$28,594,102

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $26,951,893. The net unrealized appreciation was $1,676,726 which consisted of aggregate gross unrealized appreciation of $2,325,811 and aggregate gross unrealized depreciation of $649,085.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Technology Sector Portfolio

July 31, 2010 (Unaudited)

Number
of Shares		Value
	Common Stocks - 100.1%
	Commercial Services - 4.5%
12,467	Hewitt Associates, Inc., Class A*	$612,130
13,683	Lender Processing Services, Inc.	437,035
7,753	MAXIMUS, Inc.	466,653
		1,515,818
	Computers - 27.8%
3,311	Apple, Inc.*	851,755
17,032	Computer Sciences Corp.	772,061
12,119	DST Systems, Inc.	497,848
45,724	EMC Corp.*	904,878
39,760	iGATE Corp.	705,740
31,939	Insight Enterprises, Inc.*	465,351
6,797	International Business Machines Corp.	872,735
12,367	Lexmark International, Inc., Class A*	454,487
16,042	Manhattan Associates, Inc.*	430,888
13,579	MICROS Systems, Inc.*	485,857
18,262	SanDisk Corp.*	798,049
75,635	SMART Modular Technologies (WWH), Inc.*	409,185
13,887	Syntel, Inc.	572,978
14,540	Teradata Corp.*	462,372
24,458	Western Digital Corp.*	645,447
		9,329,631
	Electrical Components & Equipment - 3.6%
12,847	Littelfuse, Inc.*	457,482
59,461	Power-One, Inc.*	739,100
		1,196,582
	Electronics - 14.9%
20,080	Amphenol Corp., Class A	899,584
33,242	AVX Corp.	468,047
13,156	Coherent, Inc.*	487,035
12,898	Dolby Laboratories, Inc., Class A*	818,636
33,922	Jabil Circuit, Inc.	492,208
17,678	OSI Systems, Inc.*	491,272
13,639	Plexus Corp.*	398,259
11,425	Tech Data Corp.*	451,973
57,011	Vishay Intertechnology, Inc.*	484,024
		4,991,038
	Internet - 2.9%
60,785	ModusLink Global Solutions, Inc.*	398,750
40,701	TIBCO Software, Inc.*	551,905
		950,655
	Machinery-Diversified - 1.4%
16,887	Zebra Technologies Corp., Class A*	463,379

	Media - 1.5%
6,824	FactSet Research Systems, Inc.	511,800

	Semiconductors - 21.8%
99,346	Advanced Micro Devices, Inc.*	744,102
68,194	Amkor Technology, Inc.*	393,479
86,000	Entegris, Inc.*	396,460
46,440	Fairchild Semiconductor International, Inc.*	421,675
39,748	Intel Corp.	818,809
93,629	Lattice Semiconductor Corp.*	520,577
87,129	LSI Corp.*	351,130
134,219	LTX-Credence Corp.*	375,813
41,818	Micrel, Inc.	406,471
93,663	Micron Technology, Inc.*	681,867
33,053	National Semiconductor Corp.	456,131
17,986	Novellus Systems, Inc.*	480,406
25,629	QLogic Corp.*	408,014
34,865	Texas Instruments, Inc.	860,817
		7,315,751
	Software - 11.5%
26,675	Acxiom Corp.*	409,194
42,044	CA, Inc.	822,381
22,631	CSG Systems International, Inc.*	426,821
33,000	Microsoft Corp.	851,730
14,540	Progress Software Corp.*	434,746
29,712	Renaissance Learning, Inc.	412,997
23,013	VeriFone Systems, Inc.*	503,524
		3,861,393
	Telecommunications - 10.2%
15,747	Black Box Corp.	479,339
48,847	Corning, Inc.	885,108
18,150	Harris Corp.	808,219
17,793	InterDigital, Inc.*	485,571
96,750	RF Micro Devices, Inc.*	403,447
51,600	Tellabs, Inc.	360,168
		3,421,852
	Total Common Stocks (Cost $32,163,340)	33,557,899

	Money Market Fund - 0.0%
11,573	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $11,573)	11,573

	Total Investments (Cost $32,174,913)(a)-100.1%	33,569,472
	Liabilities in excess of other assets-(0.1%)	(34,745)
	Net Assets-100.0%	$33,534,727

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $32,185,041. The net unrealized appreciation was $1,384,431 which consisted of aggregate gross unrealized appreciation of $3,022,103 and aggregate gross unrealized depreciation of $1,637,672.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Telecommunications & Wireless Portfolio

July 31, 2010 (Unaudited)

Number
of Shares		Value
	Common Stocks - 100.0%
	Cable/Satellite TV - 23.8%
16,357	Cablevision Systems Corp., Class A	$448,345
41,128	Comcast Corp., Class A	800,762
19,741	DIRECTV, Class A*	733,576
19,465	DISH Network Corp., Class A	390,857
76,141	Mediacom Communications Corp., Class A*	558,875
13,594	Time Warner Cable, Inc.	777,169
		3,709,584
	Cellular Telecommunications - 8.6%
11,128	NII Holdings, Inc.*	416,855
20,507	Syniverse Holdings, Inc.*	457,921
9,776	United States Cellular Corp.*	459,765
		1,334,541
	Data Processing/Management - 2.4%
19,777	CSG Systems International, Inc.*	372,994

	Electronic Measuring Instruments - 2.6%
14,125	Trimble Navigation Ltd.*	400,726

	Networking Products - 4.7%
32,125	Cisco Systems, Inc.*	741,124

	Telecommunication Equipment - 4.5%
14,391	CommScope, Inc.*	292,713
13,555	Plantronics, Inc.	406,243
		698,956
	Telecommunication Services - 10.6%
23,499	Consolidated Communications Holdings, Inc.	410,292
33,932	Knology, Inc.*	383,432
22,609	NTELOS Holdings Corp.	423,014
23,203	tw telecom, Inc.*	439,001
		1,655,739
	Telephone-Integrated - 26.9%
30,618	AT&T, Inc.	794,231
9,706	Atlantic Tele-Network, Inc.	433,955
11,822	CenturyLink, Inc.	421,100
127,618	Cincinnati Bell, Inc.*	377,749
23,971	Shenandoah Telecommunications Co.	466,955
12,343	Telephone & Data Systems, Inc.	421,267
28,923	Verizon Communications, Inc.	840,502
38,034	Windstream Corp.	433,588
		4,189,347
	Transactional Software - 2.5%
19,855	Synchronoss Technologies, Inc.*	386,974

	Web Portals/ISP - 2.7%
47,244	EarthLink, Inc.	417,165

	Wireless Equipment - 10.7%
18,358	American Tower Corp., Class A*	848,874
108,616	Motorola, Inc.*	813,534
		1,662,408
	Total Investments (Cost $14,101,441)(a)-100.0%	15,569,558
	Other assets less liabilities-0.0%	483
	Net Assets-100.0%	$15,570,041

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $14,238,341. The net unrealized appreciation was $1,331,217 which consisted of aggregate gross unrealized appreciation of $1,712,281 and aggregate gross unrealized depreciation of $381,064.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Utilities Portfolio

July 31, 2010 (Unaudited)

Number
of Shares		Value
	Common Stocks - 100.0%
	Electric-Integrated - 69.8%
68,493	CMS Energy Corp.	$1,090,409
28,419	Constellation Energy Group, Inc.	898,040
47,314	Dominion Resources, Inc.	1,986,715
40,155	DPL, Inc.	1,016,323
22,093	DTE Energy Co.	1,019,813
56,965	Edison International	1,888,390
24,555	Entergy Corp.	1,903,258
47,756	Exelon Corp.	1,997,633
38,746	Northeast Utilities	1,078,689
28,638	NSTAR	1,064,188
27,593	OGE Energy Corp.	1,093,786
44,419	PG&E Corp.	1,972,204
28,638	Pinnacle West Capital Corp.	1,090,821
38,957	PPL Corp.	1,063,137
47,768	Progress Energy, Inc.	2,011,510
60,182	Public Service Enterprise Group, Inc.	1,979,988
64,661	TECO Energy, Inc.	1,056,561
20,520	Wisconsin Energy Corp.	1,113,826
89,964	Xcel Energy, Inc.	1,978,308
		27,303,599
	Electric-Transmission - 2.8%
19,076	ITC Holdings Corp.	1,082,372

	Gas-Distribution - 27.4%
27,547	AGL Resources, Inc.	1,046,786
37,075	Atmos Energy Corp.	1,075,175
73,823	CenterPoint Energy, Inc.	1,050,501
30,386	Laclede Group, Inc. (The)	1,061,687
24,882	Nicor, Inc.	1,089,583
67,211	NiSource, Inc.	1,108,982
39,570	Piedmont Natural Gas Co., Inc.	1,053,353
46,186	Southern Union Co.	1,042,418
33,946	Southwest Gas Corp.	1,092,043
29,704	WGL Holdings, Inc.	1,071,720
		10,692,248
	Total Investments (Cost $37,781,732)(a)-100.0%	39,078,219
	Other assets less liabilities-0.0%	14,966
	Net Assets-100.0%	$39,093,185

Notes to Schedule of Investments:

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $37,809,733. The net unrealized appreciation was $1,268,486 which consisted of aggregate gross unrealized appreciation of $2,207,822 and aggregate gross unrealized depreciation of $939,336.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares NASDAQ Internet Portfolio

July 31, 2010 (Unaudited)

Number
of Shares		Value
	Common Stocks and Other Equity
	Interests - 100.1%
	Computer Services - 0.3%
6,177	LivePerson, Inc.*	$43,486

	E-Commerce/Products - 12.2%
9,400	Amazon.com, Inc.*	1,108,166
1,761	Blue Nile, Inc.*	89,635
12,844	drugstore.com, Inc.*	35,449
5,346	MercadoLibre, Inc. (Argentina)*	323,433
3,809	NutriSystem, Inc.	74,504
2,788	Overstock.com, Inc.*	55,119
3,260	Shutterfly, Inc.*	81,761
3,385	Vitacost.Com, Inc.*	29,077
		1,797,144
	E-Commerce/Services - 24.4%
55,079	eBay, Inc.*	1,151,702
27,348	Expedia, Inc.	620,253
11,883	IAC/InterActiveCorp.*	297,075
5,232	Internet Brands, Inc., Class A*	57,447
5,305	Netflix, Inc.*	544,028
2,756	OpenTable, Inc.*	123,193
12,280	Orbitz Worldwide, Inc.*	55,383
3,085	Priceline.com, Inc.*	692,274
10,578	United Online, Inc.	66,853
		3,608,208
	E-Marketing/Information - 2.5%
3,764	comScore, Inc.*	74,565
3,461	Constant Contact, Inc.*	67,455
4,801	Digital River, Inc.*	126,218
9,853	ValueClick, Inc.*	107,890
		376,128
	Enterprise Software/Services - 1.8%
6,879	Open Text Corp. (Canada)*	271,721

	E-Services/Consulting - 1.4%
7,525	GSI Commerce, Inc.*	169,463
3,719	Perficient, Inc.*	32,169
		201,632
	Internet Application Software - 1.6%
19,061	Art Technology Group, Inc.*	68,620
4,892	DealerTrack Holdings, Inc.*	76,364
16,419	RealNetworks, Inc.*	54,511
2,352	Vocus, Inc.*	38,314
		237,809
	Internet Connectivity Services - 0.5%
5,445	Cogent Communications Group, Inc.*	46,936
6,290	Internap Network Services Corp.*	29,437
		76,373
	Internet Content-Entertainment - 0.3%
10,714	Limelight Networks, Inc.*	45,535

	Internet Content-Information/Network - 11.7%
16,108	Baidu, Inc. ADR (China)*	1,311,352
4,099	Knot, Inc. (The)*	33,735
4,178	LoopNet, Inc.*	47,796
7,152	WebMD Health Corp.*	330,923
		1,723,806
	Internet Incubators - 0.5%
4,424	Internet Capital Group, Inc.*	37,250
5,377	ModusLink Global Solutions, Inc.*	35,273
		72,523
	Internet Infrastructure Software - 3.9%
14,845	Akamai Technologies, Inc.*	569,454

	Internet Security - 4.0%
21,126	VeriSign, Inc.*	594,697

	Internet Telephony - 0.9%
5,474	j2 Global Communications, Inc.*	128,803

	Networking Products - 0.5%
2,790	LogMeIn, Inc.*	79,515

	Printing-Commercial - 1.2%
5,299	VistaPrint NV (Netherlands)*	175,132

	Retail-Pet Food & Supplies - 0.3%
2,791	PetMed Express, Inc.	44,516

	Telecommunication Services - 2.0%
24,477	Clearwire Corp., Class A*	170,850
6,651	SAVVIS, Inc.*	117,257
		288,107
	Web Hosting/Design - 6.2%
5,482	Equinix, Inc.*	512,622
7,702	NIC, Inc.	57,149
15,080	Rackspace Hosting, Inc.*	281,996
7,892	Terremark Worldwide, Inc.*	70,870
		922,637
	Web Portals/ISP - 23.9%
12,930	AOL, Inc.*	270,496
13,075	EarthLink, Inc.	115,452
2,430	Google, Inc., Class A*	1,178,185
4,351	InfoSpace, Inc.*	34,068
8,907	NetEase.com, Inc. ADR (China)*	341,138
7,383	SINA Corp. (China)*	315,845
4,582	Sohu.com, Inc.*	215,446
76,874	Yahoo!, Inc.*	1,067,011
		3,537,641
	Total Investments (Cost $13,829,268)(a) -100.1%	14,794,867
	Liabilities in excess of other assets-(0.1%)	(9,441)
	Net Assets-100.0%	$14,785,426

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $14,014,226. The net unrealized appreciation was $780,641 which consisted of aggregate gross unrealized appreciation of $1,780,800 and aggregate gross unrealized depreciation of $1,000,159.

This Fund has holdings greater than 10% of net assets in the following countries:

China	13.3%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rate, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments. During the three months ended July 31, 2010, there were no significant transfers between investment levels, unless otherwise noted.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
PowerShares Dynamic MagniQuant Portfolio
Equity Securities	$24,738,079	$—	$—	$24,738,079
Money Market Fund	20,941	—	—	20,941
Total Investments	24,759,020	—	—	24,759,020

PowerShares Dynamic Market Portfolio
Equity Securities	181,047,208	—	—	181,047,208
Money Market Fund	74,098	—	—	74,098
Total Investments	181,121,306	—	—	181,121,306

PowerShares Dynamic OTC Portfolio
Equity Securities	35,601,687	—	—	35,601,687
Money Market Fund	17,169	—	—	17,169
Total Investments	35,618,856	—	—	35,618,856

PowerShares FTSE RAFI US 1000 Portfolio
Equity Securities	676,071,478	—	—	676,071,478

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
Equity Securities	259,389,890	—	—	259,389,890
Money Market Fund	73,339	—	—	73,339
Total Investments	259,463,229	—	—	259,463,229

PowerShares NXQ Portfolio
Equity Securities	6,544,530	—	—	6,544,530
Money Market Fund	4,166	—	—	4,166
Total Investments	6,548,696	—	—	6,548,696

	Investments in Securities
	Level 1	Level 2	Level 3	Total

PowerShares Dynamic Large Cap Growth Portfolio
Equity Securities	195,180,772	—	—	195,180,772
Money Market Fund	108,873	—	—	108,873
Total Investments	195,289,645	—	—	195,289,645

PowerShares Dynamic Large Cap Portfolio
Equity Securities	33,436,424	—	—	33,436,424
Money Market Fund	1,639	—	—	1,639
Total Investments	33,438,063	—	—	33,438,063

PowerShares Dynamic Large Cap Value Portfolio
Equity Securities	320,687,035	—	—	320,687,035

PowerShares Dynamic Mid Cap Growth Portfolio
Equity Securities	103,771,523	—	—	103,771,523
Money Market Fund	63,742	—	—	63,742
Total Investments	103,835,265	—	—	103,835,265

PowerShares Dynamic Mid Cap Portfolio
Equity Securities	20,452,016	—	—	20,452,016
Money Market Fund	22,949	—	—	22,949
Total Investments	20,474,965	—	—	20,474,965

PowerShares Dynamic Mid Cap Value Portfolio
Equity Securities	37,440,403	—	—	37,440,403
Money Market Fund	42,926	—	—	42,926
Total Investments	37,483,329	—	—	37,483,329

PowerShares Dynamic Small Cap Growth Portfolio
Equity Securities	27,769,827	—	—	27,769,827
Money Market Fund	28,887	—	—	28,887
Total Investments	27,798,714	—	—	27,798,714

PowerShares Dynamic Small Cap Portfolio
Equity Securities	15,160,386	—	—	15,160,386
Money Market Fund	18,832	—	—	18,832
Total Investments	15,179,218	—	—	15,179,218

PowerShares Dynamic Small Cap Value Portfolio
Equity Securities	60,580,400	—	—	60,580,400
Money Market Fund	51,941	—	—	51,941
Total Investments	60,632,341	—	—	60,632,341

PowerShares FTSE NASDAQ Small Cap Portfolio
Equity Securities	1,155,711	—	—	1,155,711
Money Market Fund	593	—	—	593
Total Investments	1,156,304	—	—	1,156,304

PowerShares Zacks Micro Cap Portfolio
Equity Securities	47,626,095	57,747	—	47,683,842
Money Market Fund	62,975	—	—	62,975
Total Investments	47,689,070	57,747	—	47,746,817

	Investments in Securities
	Level 1		Level 2		Level 3	Total

PowerShares Zacks Small Cap Portfolio
Equity Securities	13,921,561		—		—	13,921,561
Money Market Fund	18,256		—		—	18,256
Total Investments	13,939,817		—		—	13,939,817

PowerShares Aerospace & Defense Portfolio
Equity Securities	108,402,361		—		—	108,402,361
Money Market Fund	31,306		—		—	31,306
Total Investments	108,433,667		—		—	108,433,667

PowerShares Cleantech™ Portfolio
Equity Securities	143,875,835	*	—	*	—	143,875,835
Money Market Fund	51,715		—		—	51,715
Total Investments	143,927,550		—		—	143,927,550

PowerShares DWA Technical Leaders™ Portfolio
Equity Securities	149,631,030		—		—	149,631,030
Money Market Fund	3,704,771		—		—	3,704,771
Total Investments	153,335,801		—		—	153,335,801

PowerShares Global Listed Private Equity Portfolio
Equity Securities	203,218,683	*	—	*	—	203,218,683

PowerShares Golden Dragon Halter USX China Portfolio
Equity Securities	405,560,460		200,196		—	405,760,656

PowerShares Lux Nanotech Portfolio
Equity Securities	46,175,525		—		—	46,175,525
Money Market Fund	14,720		—		—	14,720
Total Investments	46,190,245		—		—	46,190,245

PowerShares Morningstar StockInvestor Core Portfolio
Equity Securities	16,164,794		—		—	16,164,794
Money Market Fund	15,870		—		—	15,870
Total Investments	16,180,664		—		—	16,180,664

PowerShares NASDAQ-100 BuyWrite Portfolio
Equity Securities	6,471,770		—		—	6,471,770
Call Options Written**	(11,843)		—		—	(11,843)

PowerShares S&P 500 BuyWrite Portfolio
Equity Securities	161,941,904		—		—	161,941,904
Call Options Written**	(795,545)		—		—	(795,545)

PowerShares S&P 500 High Quality Portfolio
Equity Securities	63,992,679		—		—	63,992,679
Money Market Fund	50,189		—		—	50,189
Total Investments	64,042,868		—		—	64,042,868

PowerShares Water Resources Portfolio
Equity Securities	1,094,581,762		—		—	1,094,581,762
Money Market Fund	732,549		—		—	732,549
Total Investments	1,095,314,311		—		—	1,095,314,311

	Investments in Securities
	Level 1	Level 2	Level 3	Total

PowerShares WilderHill Clean Energy Portfolio
Equity Securities	560,179,614	—	—	560,179,614
Money Market Fund	851,754	—	—	851,754
Total Investments	561,031,368	—	—	561,031,368

PowerShares WilderHill Progressive Energy Portfolio
Equity Securities	56,114,782	—	—	56,114,782
Money Market Fund	59,633	—	—	59,633
Total Investments	56,174,415	—	—	56,174,415

PowerShares Buyback Achievers™ Portfolio
Equity Securities	35,208,988	—	—	35,208,988
Money Market Fund	34,873	—	—	34,873
Total Investments	35,243,861	—	—	35,243,861

PowerShares Dividend Achievers™ Portfolio
Equity Securities	160,999,915	—	—	160,999,915

PowerShares Financial Preferred Portfolio
Equity Securities	1,667,692,730	—	—	1,667,692,730
Money Market Fund	12,462,205	—	—	12,462,205
Total Investments	1,680,154,935	—	—	1,680,154,935

PowerShares High Yield Equity Dividend Achievers™ Portfolio
Equity Securities	133,635,156	—	—	133,635,156
Money Market Fund	316,073	—	—	316,073
Total Investments	133,951,229	—	—	133,951,229

PowerShares International Dividend Achievers™ Portfolio
Equity Securities	385,540,763	—	—	385,540,763

PowerShares Dynamic Banking Portfolio
Equity Securities	21,078,745	—	—	21,078,745
Money Market Fund	64,676	—	—	64,676
Total Investments	21,143,421	—	—	21,143,421

PowerShares Dynamic Biotechnology & Genome Portfolio
Equity Securities	175,135,273	—	—	175,135,273

PowerShares Dynamic Building & Construction Portfolio
Equity Securities	38,149,753	—	—	38,149,753

PowerShares Dynamic Energy Exploration & Production Portfolio
Equity Securities	55,614,884	—	—	55,614,884
Money Market Fund	14,295	—	—	14,295
Total Investments	55,629,179	—	—	55,629,179

PowerShares Dynamic Food & Beverage Portfolio
Equity Securities	93,807,914	—	—	93,807,914
Money Market Fund	34,995	—	—	34,995
Total Investments	93,842,909	—	—	93,842,909

	Investments in Securities
	Level 1	Level 2	Level 3	Total

PowerShares Dynamic Healthcare Services Portfolio
Equity Securities	14,503,441	—	—	14,503,441
Money Market Fund	19,548	—	—	19,548
Total Investments	14,522,989	—	—	14,522,989

PowerShares Dynamic Insurance Portfolio
Equity Securities	18,005,022	—	—	18,005,022
Money Market Fund	19,004	—	—	19,004
Total Investments	18,024,026	—	—	18,024,026

PowerShares Dynamic Leisure and Entertainment Portfolio
Equity Securities	47,249,954	—	—	47,249,954
Money Market Fund	35,074	—	—	35,074
Total Investments	47,285,028	—	—	47,285,028

PowerShares Dynamic Media Portfolio
Equity Securities	84,328,580	—	—	84,328,580
Money Market Fund	68,335	—	—	68,335
Total Investments	84,396,915	—	—	84,396,915

PowerShares Dynamic Networking Portfolio
Equity Securities	47,721,016	—	—	47,721,016
Money Market Fund	21,995	—	—	21,995
Total Investments	47,743,011	—	—	47,743,011

PowerShares Dynamic Oil & Gas Services Portfolio
Equity Securities	143,707,578	—	—	143,707,578
Money Market Fund	43,823	—	—	43,823
Total Investments	143,751,401	—	—	143,751,401

PowerShares Dynamic Pharmaceuticals Portfolio
Equity Securities	53,673,557	—	—	53,673,557
Money Market Fund	30,750	—	—	30,750
Total Investments	53,704,307	—	—	53,704,307

PowerShares Dynamic Retail Portfolio
Equity Securities	12,391,462	—	—	12,391,462
Money Market Fund	21,781	—	—	21,781
Total Investments	12,413,243	—	—	12,413,243

PowerShares Dynamic Semiconductors Portfolio
Equity Securities	27,210,452	—	—	27,210,452
Money Market Fund	13,444	—	—	13,444
Total Investments	27,223,896	—	—	27,223,896

PowerShares Dynamic Software Portfolio
Equity Securities	57,600,865	—	—	57,600,865

PowerShares Dynamic Basic Materials Sector Portfolio
Equity Securities	45,347,014	—	—	45,347,014

	Investments in Securities
	Level 1	Level 2	Level 3	Total
PowerShares Dynamic Consumer Discretionary Sector Portfolio
Equity Securities	21,206,787	—	—	21,206,787

PowerShares Dynamic Consumer Staples Sector Portfolio
Equity Securities	37,788,734	—	—	37,788,734
Money Market Fund	26,814	—	—	26,814
Total Investments	37,815,548	—	—	37,815,548

PowerShares Dynamic Energy Sector Portfolio
Equity Securities	41,792,545	—	—	41,792,545
Money Market Fund	38,956	—	—	38,956
Total Investments	41,831,501	—	—	41,831,501

PowerShares Dynamic Financial Sector Portfolio
Equity Securities	17,264,834	—	—	17,264,834
Money Market Fund	30,922	—	—	30,922
Total Investments	17,295,756	—	—	17,295,756

PowerShares Dynamic Healthcare Sector Portfolio
Equity Securities	83,158,851	—	—	83,158,851
Money Market Fund	54,384	—	—	54,384
Total Investments	83,213,235	—	—	83,213,235

PowerShares Dynamic Industrials Sector Portfolio
Equity Securities	28,582,487	—	—	28,582,487
Money Market Fund	46,132	—	—	46,132
Total Investments	28,628,619	—	—	28,628,619

PowerShares NASDAQ Internet Portfolio
Equity Securities	14,794,867	—	—	14,794,867

PowerShares Dynamic Technology Sector Portfolio
Equity Securities	33,557,899	—	—	33,557,899
Money Market Fund	11,573	—	—	11,573
Total Investments	33,569,472	—	—	33,569,472

PowerShares Dynamic Telecommunications & Wireless Portfolio
Equity Securities	15,569,558	—	—	15,569,558

PowerShares Dynamic Utilities Portfolio
Equity Securities	$39,078,219	$—	$—	$39,078,219

*            Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.

**     Unrealized appreciation (depreciation).

Item 2.           Controls and Procedures.

(a)          The Registrant’s President and Treasurer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.           Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date:	September 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date:	September 28, 2010

By:	/s/ Bruce T. Duncan
Bruce T. Duncan
Treasurer

Date:	September 28, 2010